UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03416

THE CALVERT FUND

(Exact name of registrant as specified in charter)

4550 Montgomery Avenue

Suite 1000N

Bethesda, Maryland 20814

(Address of Principal Executive Offices)

William M. Tartikoff, Esq.

4550 Montgomery Avenue

Suite 1000N

Bethesda, Maryland 20814

(Name and Address of Agent for Service)

Registrant's telephone number, including area code:  (301) 951-4800

Date of fiscal year end: September 30

Date of reporting period: Six months ended March 31, 2013

Item 1.  Report to Stockholders.

[Calvert Income Fund Semi-Annual Report to Shareholders]

[Calvert Short-Duration Income Fund Semi-Annual Report to Shareholders]

[Calvert Long-Term Income Fund Semi-Annual Report to Shareholders]

[Calvert Ultra-Short Income Fund Semi-Annual Report to Shareholders]

[Calvert Government Fund Semi-Annual Report to Shareholders]

[Calvert High-Yield Bond Fund Semi-Annual Report to Shareholders]

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Integration of Environmental, Social, and Governance Factors in Credit Analysis

As investors have rushed into riskier asset classes such as corporate bonds in search of yield, we have been improving and expanding our analysis of the corporate debt that we consider for purchase in the portfolios. Our team of credit analysts examines the financial condition of corporate bond issuers as well as the structure, terms, and covenants of specific bond issues. From a fundamental research standpoint, the credit analysts collaborate closely with Calvert’s sustainability research department analysts to evaluate a bond issuer’s environmental, social, and governance (ESG) risk factors. This robust ESG integration process helps us to identify, and may serve to lower the risks associated with, ESG factors across the fixed-income portfolios.

Investment Climate

The six-month reporting period featured strong performance by riskier asset classes such as U.S. equities and high-yield debt. The primary catalyst for this performance was the July pledge by the President of the European Central Bank to do whatever it took to defend the European Economic and Monetary Union (EMU). This statement ended yet another round of fear in global markets about the fate of the EMU. Since the first Greek debt crisis in May 2010, global markets experienced several rounds of fear about the EMU crisis. Each round ultimately required strong actions from political, economic, and monetary policymakers to settle the markets. The other catalyst for the strong returns of riskier asset classes was the action of the U.S. Federal Reserve (Fed) in September and December to further ease monetary policy.

Over the past four-and-a-half years, the major central banks around the world adopted increasingly unorthodox monetary policies that drove money-market rates toward zero percent and pushed down the yields available on longer-maturity high-quality bonds. These actions forced investors to search out yield and total-return opportunities in asset classes

www.calvert.com CALVERT INCOME FUND SEMI-ANNUAL REPORT (UNAUDITED) 4

CALVERT INCOME FUND
MARCH 31, 2013

INVESTMENT PERFORMANCE
(total return at NAV*)
	6 MONTHS	12 MONTHS
	ENDED	ENDED
	3/31/13	3/31/13
Class A	1.97%	8.40%
Class B	1.60%	7.51%
Class C	1.61%	7.61%
Class I	2.23%	8.99%
Class R	1.95%	8.19%
Class Y	2.15%	8.69%

Barclays U.S. Credit
Index	0.86%	7.00%

Lipper BBB-Rated
Corporate Debt
Funds Average	1.64%	7.86%

SEC YIELDS
	30 DAYS ENDED
	3/31/13	9/30/12
Class A	2.03%	2.31%
Class B	1.22%	1.62%
Class C	1.42%	1.71%
Class I	2.77%	3.08%
Class R	1.83%	2.29%
Class Y	2.48%	2.77%

PORTFOLIO STATISTICS
MARCH 31, 2013

% OF TOTAL
ECONOMIC SECTORS	INVESTMENTS
Corporate	86.1%
Financial Institutions	33.7%
Industrial	48.4%
Utility	4.0%
Government Related	1.8%
Agency	0.4%
Local Authority	1.4%
Municipal	0.2%
Utilities	0.2%
Securitized	4.1%
Asset-Backed Securities	0.2%
Commercial Mortgage
Backed Securities	1.6%
Covered	0.8%
Mortgage Backed Passthrough 1.5%
Short-Term Investments	2.5%
Treasury	5.3%
Total	100%

* Investment performance/return at NAV does not reflect the deduction of the Fund’s maximum 3.75% front-end sales charge or any deferred sales charge.

that are traditionally riskier, such as high-yield bonds and equities. The strong performance of these markets over the reporting period is evidence of the impact of these policies.

U.S. economic growth decelerated to a near standstill in the fourth quarter of 2012 as fears of the “fiscal cliff” curbed economic activity. The consensus forecast1 as of early April 2013 was for a return to modest growth of just over 2% for the first quarter of 2013. This would represent a typical post-Great Recession growth pace. The inflation and unemployment rates were little changed over the reporting period with the headline consumer price index (CPI) inflation rate unchanged at 2% as of February 2013 while the unemployment rate declined 0.2 percentage points to 7.6% in March.2

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GROWTH OF $10,000

The graph below shows the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods. The results shown are for Class A shares and reflect the deduction of the maximum front-end sales charge of 3.75%, and assume the reinvestment of dividends. The result is compared with benchmarks that include a broad based market index and a Lipper peer group average. Market indexes are unmanaged and their results do not reflect the effect of expenses or sales charges. The Lipper average reflects the deduction of the category’s average front-end sales charge. The value of an investment in a different share class would be different.

All performance data shown, including the graph above and the adjacent table, represents past performance, does not guarantee future results, assumes reinvestment of dividends and distributions and does not reflect the deduction of taxes that a shareholder would pay on the Fund’s distributions or the redemption of the Fund shares. All performance data reflects fee waivers and/or expense limitations, if any are in effect; in their absence performance would be lower. See Note B in Notes to Financial Statements. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted; for current performance data visit www.calvert.com. The gross expense ratio from the current prospectus for Class A shares is 1.30%. This number may differ from the expense ratio shown elsewhere in this report because it is based on a different time period and, if applicable, does not include fee or expense waivers. Performance data quoted already reflects the deduction of the Fund’s operating expenses.

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Over the reporting period, the Fed’s near-zero interest rate policy continued to anchor money market rates and short-term bond yields close to zero. The three-month Treasury bill and two-year Treasury note yields, for example, were nearly unchanged at 0.07% and 0.25%, respectively, at the end of the reporting period. The Fed’s government and government-related bond purchase program (popularly called QE for “quantitative easing”) reduced volatility in the U.S. bond market. Longer-term Treasury yields, however, increased as fiscal cliff fears subsided early in 2013. The 10-year Treasury note yield rose 22 basis points3 over the course of the six-month period to 1.87%,4 ending near the middle of its multi-year trading range.

Benchmark yield indices for investment-grade and high-yield corporate bonds fell four basis points to 2.82% and 40 basis points to 5.91%,5 respectively, over the course of the reporting period. Soothing statements and actions by the major central banks were the primary reason riskier asset markets outperformed government bonds over the reporting period.

Outlook

We expect policymakers to continue to periodically drive markets in 2013. The upcoming political fight over the U.S. debt ceiling could trigger one of those periods. Euro-area troubles will continue to offer the potential to create turbulent markets.

CALVERT INCOME FUND
MARCH 31, 2013

AVERAGE ANNUAL TOTAL RETURNS
CLASS A SHARES	(with max load)
One year	4.32%
Five year	3.66%
Ten year	4.71%

CLASS B SHARES	(with max load)
One year	3.51%
Five year	3.57%
Ten year	4.28%

CLASS C SHARES	(with max load)
One year	6.61%
Five year	3.72%
Ten year	4.38%

CLASS I SHARES
One year	8.99%
Five year	5.14%
Ten year	5.79%

CLASS R SHARES*
One year	8.19%
Five year	4.24%
Ten year	4.96%

CLASS Y SHARES**
One year	8.69%
Five year	4.84%
Ten year	5.32%

* Performance results for Class R shares prior to October 31, 2006 reflect the performance of Class A shares at net asset value (NAV). Actual Class R share performance would have been lower than Class A share performance because of higher Rule 12b-1 fees and other class-specific expenses that apply to the Class R shares.

** Performance for Class Y Shares prior to February 29, 2008 reflects the performance of Class A shares at net asset value (NAV). Actual Class Y share performance would have been different.

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We expect 2013 U.S. gross domestic product (GDP) growth in the 2% to 2.5% range. Faster growth in the second half of 2013 should offset a first-half slowdown induced by fiscal policy. We expect consumer price inflation to remain comfortably below the Fed’s long-term target of 2%, while the unemployment rate should remain well above the Fed’s policy-action target of 6.5%.

Money-market rates will likely remain near zero percent as the combination of low inflation and elevated unemployment rates should keep the Fed engaged in QE for the balance of the year. This support will act as a soft cap on longer-maturity bond yields. The Fed, however, may taper the pace of the QE buying in the fourth quarter of 2013. We expect the benchmark 10-year Treasury note yield to fluctuate in the broad 1.4% to 2.4% range it has occupied since October 2011.

In summary, monetary policy should remain very accommodative and the search for yield will continue. As a result, corporate bonds could potentially continue to outperform government debt.

May 2013

1. Forecast source: Wall Street Journal

2. Data source for CPI and unemployment rate: Bureau of Labor Statistics

3. A basis point is 0.01 percentage points.

4. Treasury yield data source: Federal Reserve

5. Corporate bond yield data source: Bank of America Merrill Lynch

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SHAREHOLDER EXPENSE EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) and redemption fees and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2012 to March 31, 2013).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

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	BEGINNING	ENDING ACCOUNT	EXPENSES PAID
	ACCOUNT VALUE	VALUE	DURING PERIOD*
	10/1/12	3/31/13	10/1/12 - 3/31/13
CLASS A
Actual	$1,000.00	$1,020.29	$6.04
Hypothetical	$1,000.00	$1,018.95	$6.04
(5% return per
year before expenses)
CLASS B
Actual	$1,000.00	$1,016.61	$10.69
Hypothetical	$1,000.00	$1,014.33	$10.68
(5% return per
year before expenses)
CLASS C
Actual	$1,000.00	$1,016.72	$9.53
Hypothetical	$1,000.00	$1,015.48	$9.52
(5% return per
year before expenses)
CLASS I
Actual	$1,000.00	$1,022.93	$2.77
Hypothetical	$1,000.00	$1,022.19	$2.77
(5% return per
year before expenses)

CLASS R
Actual	$1,000.00	$1,020.08	$7.40
Hypothetical	$1,000.00	$1,017.60	$7.39
(5% return per
year before expenses)

CLASS Y
Actual	$1,000.00	$1,022.08	$4.20
Hypothetical	$1,000.00	$1,020.78	$4.20
(5% return per
year before expenses)

* Expenses are equal to the Fund’s annualized expense ratio of 1.20%, 2.13%, 1.90%, 0.55%, 1.47%, and 0.83% for Class A, Class B, Class C, Class I, Class R, and Class Y, respectively, multiplied by the average account value over the period, mutliplied by 182/365 (to reflect the one-half year period).

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STATEMENT OF NET ASSETS
MARCH 31, 2013

	PRINCIPAL
ASSET-BACKED SECURITIES - 0.2%	AMOUNT	VALUE
Santander Drive Auto Receivables Trust, 1.94%, 3/15/18	$2,430,000	$2,459,170

Total Asset-Backed Securities (Cost $2,429,723)		2,459,170

COLLATERALIZED MORTGAGE-BACKED
OBLIGATIONS (PRIVATELY ORIGINATED) - 0.0%
Banc of America Mortgage Trust, 0.316%, 1/25/34 (r)	34,270,254	232,489

Total Collateralized Mortgage-Backed Obligations
(Privately Originated) (Cost $52,288)		232,489

COMMERCIAL MORTGAGE-BACKED SECURITIES - 1.6%
Commercial Mortgage Pass Through Certificates, 3.424%, 3/10/31 (e)	4,860,000	5,024,025
Extended Stay America Trust, 3.604%, 12/5/31 (e)	4,360,000	4,422,409
GS Mortgage Securities Corp., 3.007%, 12/10/30 (e)	5,635,000	5,600,429
JP Morgan Chase Commercial Mortgage Securities Corp.,
3.372%, 12/15/47	1,070,000	1,091,359
Motel 6 Trust:
1.948%, 10/5/25 (e)	1,500,000	1,503,362
2.743%, 10/5/25 (e)	1,500,000	1,506,445
3.139%, 10/5/25 (e)	1,790,000	1,801,349

Total Commercial Mortgage-Backed Securities (Cost $21,005,871)		20,949,378

CORPORATE BONDS - 83.9%
AbbVie, Inc.:
1.056%, 11/6/15 (e)(r)	2,000,000	2,028,912
2.90%, 11/6/22 (e)	3,300,000	3,302,973
4.40%, 11/6/42 (e)	1,850,000	1,865,250
Actavis, Inc., 3.25%, 10/1/22	1,000,000	1,013,689
Aetna, Inc.:
2.75%, 11/15/22	1,000,000	978,491
4.125%, 11/15/42	1,000,000	954,677
Affiliated Computer Services, Inc., 5.20%, 6/1/15	7,000,000	7,502,698
Agrium, Inc., 3.15%, 10/1/22	2,400,000	2,312,105
Alcoa, Inc., 5.40%, 4/15/21	5,150,000	5,333,386
Alliance Mortgage Investments, Inc.:
12.61%, 6/1/10 (b)(r)(x)*	3,077,944	—
15.36%, 12/1/10 (b)(r)(x)*	17,718,398	—
Amazon.com, Inc., 2.50%, 11/29/22	2,900,000	2,822,222
America Movil SAB de CV:
2.375%, 9/8/16	2,000,000	2,057,344
4.375%, 7/16/42	1,500,000	1,382,499
American Express Centurion Bank, 0.743%, 11/13/15 (r)	4,000,000	4,010,484

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	PRINCIPAL
CORPORATE BONDS - CONT’D	AMOUNT	VALUE
American International Group, Inc.:
3.00%, 3/20/15	$2,000,000	$2,074,970
5.05%, 10/1/15	4,350,000	4,765,312
4.875%, 9/15/16	3,000,000	3,338,430
5.60%, 10/18/16	3,000,000	3,408,894
3.80%, 3/22/17	2,750,000	2,975,706
4.875%, 6/1/22	7,000,000	7,919,023
American Tower Corp.:
5.90%, 11/1/21	6,000,000	7,030,272
4.70%, 3/15/22	2,000,000	2,173,562
Amgen, Inc.:
2.50%, 11/15/16	2,000,000	2,098,708
3.875%, 11/15/21	1,575,000	1,719,059
Anadarko Petroleum Corp., 6.375%, 9/15/17	4,500,000	5,371,254
Anheuser-Busch InBev Finance, Inc.:
2.625%, 1/17/23	1,900,000	1,878,249
4.00%, 1/17/43	1,900,000	1,857,795
Anheuser-Busch InBev Worldwide, Inc.:
2.50%, 7/15/22	1,900,000	1,867,559
3.75%, 7/15/42	1,000,000	937,353
Antero Resources Finance Corp.:
9.375%, 12/1/17	1,000,000	1,085,000
6.00%, 12/1/20 (e)	1,500,000	1,567,500
Apache Corp.:
3.25%, 4/15/22	2,000,000	2,074,580
4.75%, 4/15/43	1,000,000	1,022,448
ArcelorMittal:
5.375%, 6/1/13	7,083,000	7,127,623
5.00%, 2/25/17	8,350,000	8,738,275
6.00%, 3/1/21	2,250,000	2,365,558
AT&T, Inc.:
2.95%, 5/15/16	3,000,000	3,173,925
1.60%, 2/15/17	3,000,000	3,036,657
3.00%, 2/15/22	7,940,000	8,033,192
2.625%, 12/1/22	1,000,000	965,546
5.55%, 8/15/41	1,000,000	1,102,261
Atlantic Mutual Insurance Co., 8.15%, 2/15/28 (b)(e)(p)*	53,561,000	—
Autodesk, Inc., 1.95%, 12/15/17	4,300,000	4,258,840
Bank of America Corp.:
5.25%, 12/1/15	1,300,000	1,411,184
0.62%, 8/15/16 (r)	2,500,000	2,421,050
2.00%, 1/11/18	4,600,000	4,578,118
3.30%, 1/11/23	10,000,000	9,860,590
Bank of America NA:
5.30%, 3/15/17	22,304,000	24,991,164
6.10%, 6/15/17	5,000,000	5,776,935
Bank of New York Mellon Corp.:
1.70%, 11/24/14	5,000,000	5,094,285
2.40%, 1/17/17	2,250,000	2,351,392
Bank of Nova Scotia, 1.85%, 1/12/15	4,225,000	4,318,394
Barrick Gold Corp., 5.25%, 4/1/42	900,000	902,668
BellSouth Corp., 4.02%, 4/26/21 (e)	5,000,000	5,010,520

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	PRINCIPAL
CORPORATE BONDS - CONT’D	AMOUNT	VALUE
Berkshire Hathaway Finance Corp., 3.00%, 5/15/22	$2,500,000	$2,548,228
BHP Billiton Finance USA Ltd.:
1.875%, 11/21/16	5,000,000	5,156,790
1.625%, 2/24/17	3,000,000	3,053,496
BNSF Funding Trust I, 6.613% to 1/15/26, floating rate
thereafter to 12/15/55 (r)	22,001,000	25,191,145
Boston Properties LP, 3.70%, 11/15/18	2,400,000	2,631,643
BP Capital Markets plc, 3.245%, 5/6/22	4,800,000	4,959,010
Canadian National Railway Co., 3.50%, 11/15/42	1,350,000	1,260,110
Cantor Fitzgerald LP:
6.375%, 6/26/15 (e)	2,000,000	2,025,764
7.875%, 10/15/19 (e)	13,572,000	14,110,157
Capital One Bank, 3.375%, 2/15/23	1,000,000	990,202
Capital One Financial Corp., 2.15%, 3/23/15	1,200,000	1,224,608
Cemex SAB de CV, 5.311%, 9/30/15 (e)(r)	2,250,000	2,331,562
CenturyLink, Inc.:
5.80%, 3/15/22	5,950,000	6,024,375
7.65%, 3/15/42	8,000,000	7,730,000
Chevron Corp., 2.355%, 12/5/22	3,000,000	2,978,355
Church & Dwight Co., Inc., 2.875%, 10/1/22	3,000,000	2,999,007
CIT Group, Inc.:
4.75%, 2/15/15 (e)	3,125,000	3,273,438
5.25%, 3/15/18	1,550,000	1,674,000
Citigroup, Inc.:
0.406%, 3/7/14 (r)	5,020,000	5,007,184
6.375%, 8/12/14	3,000,000	3,215,013
4.75%, 5/19/15	49,000	52,561
3.953%, 6/15/16	7,400,000	7,973,626
4.45%, 1/10/17	6,900,000	7,596,458
4.05%, 7/30/22	6,000,000	6,198,138
3.375%, 3/1/23	1,800,000	1,814,461
Comcast Corp.:
3.125%, 7/15/22	4,900,000	5,013,528
4.65%, 7/15/42	2,000,000	2,035,316
ConAgra Foods, Inc.:
3.25%, 9/15/22	2,000,000	2,014,746
3.20%, 1/25/23	1,900,000	1,893,757
4.65%, 1/25/43	1,000,000	995,141
ConocoPhillips Co., 2.40%, 12/15/22	2,000,000	1,960,968
Corning, Inc., 4.75%, 3/15/42	6,000,000	6,114,030
Costco Wholesale Corp., 1.70%, 12/15/19	2,400,000	2,399,220
COX Communications, Inc., 3.25%, 12/15/22 (e)	2,900,000	2,946,075
Crown Castle Towers LLC:
4.174%, 8/15/37 (e)	2,825,000	3,124,577
4.883%, 8/15/40 (e)	4,558,000	5,246,358
CVS Pass-Through Trust:
5.789%, 1/10/26 (e)	3,549,589	4,015,472
5.88%, 1/10/28	215,036	249,435
6.036%, 12/10/28	4,166,333	4,887,800

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	PRINCIPAL
CORPORATE BONDS - CONT’D	AMOUNT	VALUE
Daimler Finance North America LLC, 2.625%, 9/15/16 (e)	$1,800,000	$1,876,853
Darden Restaurants, Inc., 3.35%, 11/1/22	3,400,000	3,233,567
DDR Corp., 4.75%, 4/15/18	6,700,000	7,407,098
Deere & Co., 3.90%, 6/9/42	3,450,000	3,408,331
Delta Air Lines Pass Through Trust, 6.75%, 5/23/17	2,500,000	2,631,250
Deutsche Telekom International Finance BV, 4.875%, 3/6/42 (e)	2,000,000	2,007,658
Discover Bank, 7.00%, 4/15/20	2,500,000	3,112,045
Discover Financial Services:
6.45%, 6/12/17	1,375,000	1,611,030
5.20%, 4/27/22	4,504,000	5,053,808
DISH DBS Corp., 4.625%, 7/15/17	1,000,000	1,037,500
Dow Chemical Co.:
3.00%, 11/15/22	5,800,000	5,700,252
4.375%, 11/15/42	4,800,000	4,603,570
Dr Pepper Snapple Group, Inc., 3.20%, 11/15/21	2,555,000	2,658,084
Duke Realty LP, 4.625%, 5/15/13	3,000,000	3,013,341
Ecolab, Inc.:
4.35%, 12/8/21	1,560,000	1,721,221
5.50%, 12/8/41	1,000,000	1,149,503
EI du Pont de Nemours & Co.:
2.80%, 2/15/23	2,925,000	2,970,718
4.15%, 2/15/43	1,425,000	1,447,021
Enterprise Products Operating LLC:
3.35%, 3/15/23	1,000,000	1,018,383
7.034% to 1/15/18, floating rate thereafter to 1/15/68 (r)	16,475,000	19,111,000
ERP Operating LP, 4.625%, 12/15/21	2,450,000	2,747,337
Excalibur One 77B LLC, 1.491%, 1/1/25	1,645,000	1,634,400
Express Scripts Holding Co.:
2.75%, 11/21/14	1,330,000	1,369,885
2.65%, 2/15/17	1,500,000	1,571,187
3.90%, 2/15/22	1,500,000	1,609,334
FBG Finance Ltd., 5.125%, 6/15/15 (e)	4,000,000	4,353,876
FGI Operating Co. LLC / FGI Finance, Inc., 7.875%, 5/1/20 (e)	3,000,000	3,150,000
First Niagara Financial Group, Inc., 6.75%, 3/19/20	3,000,000	3,595,839
Ford Motor Co., 4.75%, 1/15/43	1,800,000	1,675,265
Ford Motor Credit Co. LLC:
3.875%, 1/15/15	4,400,000	4,574,090
4.207%, 4/15/16	7,295,000	7,765,630
3.984%, 6/15/16	7,450,000	7,892,940
4.25%, 2/3/17	5,000,000	5,350,910
Freeport-McMoRan Copper & Gold, Inc.:
3.55%, 3/1/22	4,850,000	4,820,939
3.875%, 3/15/23 (e)	4,450,000	4,462,874
5.45%, 3/15/43 (e)	3,950,000	3,903,765
General Electric Capital Corp.:
3.35%, 10/17/16	2,900,000	3,113,924
2.90%, 1/9/17	4,000,000	4,221,612
2.30%, 4/27/17	6,000,000	6,209,100
1.60%, 11/20/17	2,750,000	2,760,398
3.15%, 9/7/22	6,000,000	5,961,642
5.875%, 1/14/38	2,000,000	2,331,970

www.calvert.com CALVERT INCOME FUND SEMI-ANNUAL REPORT (UNAUDITED) 14

	PRINCIPAL
CORPORATE BONDS - CONT’D	AMOUNT	VALUE
General Electric Capital Corp. / LJ VP Holdings LLC, 3.80%,
6/18/19 (e)	$3,000,000	$3,229,164
General Electric Co.:
2.70%, 10/9/22	1,000,000	1,000,081
4.125%, 10/9/42	1,000,000	1,002,545
Georgia Power Co., 4.30%, 3/15/43	1,000,000	1,003,338
Gilead Sciences, Inc., 5.65%, 12/1/41	1,000,000	1,213,547
Glitnir Banki HF, 6.693% to 6/15/11, floating rate thereafter
to 6/15/16 (e) (r)(y) *	8,400,000	105,000
Goldman Sachs Group, Inc.:
1.60%, 11/23/15	1,000,000	1,009,157
2.375%, 1/22/18	2,800,000	2,838,170
6.15%, 4/1/18	15,975,000	18,824,413
5.75%, 1/24/22	7,050,000	8,197,204
Great River Energy, 5.829%, 7/1/17 (e)	14,635,646	15,885,648
Hartford Financial Services Group, Inc., 5.125%, 4/15/22	1,000,000	1,153,446
Health Care REIT, Inc.:
5.25%, 1/15/22	2,000,000	2,256,296
3.75%, 3/15/23	2,000,000	2,012,816
Hess Corp., 5.60%, 2/15/41	2,500,000	2,684,690
HOA Restaurant Group LLC / HOA Finance Corp., 11.25%,
4/1/17 (e)	1,750,000	1,645,000
Hospira, Inc., 6.40%, 5/15/15	2,100,000	2,311,420
HSBC Holdings plc, 4.00%, 3/30/22	2,500,000	2,689,820
Hyundai Capital Services, Inc., 3.50%, 9/13/17 (e)	3,245,000	3,453,121
Innovation Ventures LLC / Innovation Ventures Finance
Corp., 9.50%, 8/15/19 (e)	2,035,000	1,714,488
International Business Machines Corp.:
1.25%, 2/6/17	5,000,000	5,049,815
2.90%, 11/1/21	3,100,000	3,249,191
International Lease Finance Corp., 5.875%, 5/1/13	4,845,000	4,863,896
Interpublic Group Co.’s, Inc., 3.75%, 2/15/23	5,050,000	4,899,217
Jefferies Group LLC, 5.125%, 4/13/18	3,000,000	3,270,000
JET Equipment Trust, 7.63%, 8/15/12 (b)(e)(w)*	109,297	109
John Deere Capital Corp.:
1.25%, 12/2/14	1,000,000	1,013,634
2.00%, 1/13/17	1,500,000	1,552,917
JPMorgan Chase & Co.:
1.201%, 1/25/18 (r)	5,000,000	5,032,875
1.80%, 1/25/18	10,000,000	10,052,840
3.20%, 1/25/23	16,450,000	16,423,384
Kansas City Southern de Mexico SA de CV, 8.00%, 2/1/18	3,000,000	3,277,500
Kenan Advantage Group, Inc., 8.375%, 12/15/18 (e)	1,350,000	1,417,500
Kern River Funding Corp., 6.676%, 7/31/16 (e)	65,294	72,903
Kia Motors Corp., 3.625%, 6/14/16 (e)	4,000,000	4,229,072
Kinder Morgan Energy Partners LP:
3.45%, 2/15/23	1,500,000	1,516,062
5.625%, 9/1/41	2,960,000	3,248,452
Kraft Foods Group, Inc.:
2.25%, 6/5/17	1,000,000	1,037,417
3.50%, 6/6/22	1,900,000	1,986,680

www.calvert.com CALVERT INCOME FUND SEMI-ANNUAL REPORT (UNAUDITED) 15

	PRINCIPAL
CORPORATE BONDS - CONT’D	AMOUNT	VALUE
Land O’Lakes Capital Trust I, 7.45%, 3/15/28 (e)	$32,619,000	$32,455,905
Lender Processing Services, Inc., 5.75%, 4/15/23	1,500,000	1,563,750
Leucadia National Corp., 8.125%, 9/15/15	3,320,000	3,764,050
Linn Energy LLC/Linn Energy Finance Corp., 6.25%, 11/1/19 (e)	3,700,000	3,783,250
LL & P Wind Energy, Inc. Washington Revenue Bonds,
6.192%, 12/1/27 (e)	2,675,000	2,637,256
Lowe’s Co.’s, Inc.:
5.125%, 11/15/41	500,000	554,065
4.65%, 4/15/42	1,000,000	1,040,391
LyondellBasell Industries NV, 5.00%, 4/15/19	2,500,000	2,825,000
Macy’s Retail Holdings, Inc.:
2.875%, 2/15/23	1,900,000	1,838,818
4.30%, 2/15/43	1,000,000	916,599
Masco Corp.:
4.80%, 6/15/15	4,540,000	4,780,697
5.85%, 3/15/17	1,990,000	2,199,352
Mastro’s Restaurants LLC/RRG Finance Corp., 12.00%, 6/1/17 (e)	1,523,374	1,668,095
Metropolitan Life Global Funding I, 1.50%, 1/10/18 (e)	4,000,000	4,017,444
Molson Coors Brewing Co., 3.50%, 5/1/22	2,000,000	2,080,696
Morgan Stanley:
1.75%, 2/25/16	2,200,000	2,217,131
6.25%, 8/28/17	7,000,000	8,146,502
5.50%, 1/26/20	6,000,000	6,874,536
5.50%, 7/24/20	6,500,000	7,485,795
National Oilwell Varco, Inc.:
2.60%, 12/1/22	1,500,000	1,489,938
3.95%, 12/1/42	1,500,000	1,441,581
Nationwide Health Properties, Inc.:
6.90%, 10/1/37	10,460,000	12,691,599
6.59%, 7/7/38	4,023,000	4,785,314
NBCUniversal Media LLC:
4.375%, 4/1/21	4,500,000	5,063,180
2.875%, 1/15/23	2,800,000	2,775,371
4.45%, 1/15/43	2,800,000	2,763,404
New Albertsons, Inc., 8.00%, 5/1/31	7,800,000	6,318,000
New York Life Global Funding, 1.65%, 5/15/17 (e)	2,000,000	2,029,976
Nexen, Inc., 7.50%, 7/30/39	2,000,000	2,907,830
NII Capital Corp., 7.625%, 4/1/21	12,500,000	9,000,000
NII International Telecom Sarl, 11.375%, 8/15/19 (e)	2,000,000	2,090,000
Nissan Motor Acceptance Corp., 1.95%, 9/12/17 (e)	2,350,000	2,384,613
Noble Holding International Ltd., 3.95%, 3/15/22	3,000,000	3,089,187
NYU Hospitals Center, 4.428%, 7/1/42	1,400,000	1,361,762
PacifiCorp:
2.95%, 2/1/22	2,000,000	2,085,542
4.10%, 2/1/42	4,000,000	4,061,012
Penske Truck Leasing Co. LP / PTL Finance Corp., 2.875%,
7/17/18 (e)	7,100,000	7,239,827
PepsiCo, Inc.:
2.75%, 3/5/22	7,100,000	7,235,951
3.60%, 8/13/42	2,750,000	2,520,793

www.calvert.com CALVERT INCOME FUND SEMI-ANNUAL REPORT (UNAUDITED) 16

	PRINCIPAL
CORPORATE BONDS - CONT’D	AMOUNT	VALUE
Pernod-Ricard SA:
4.25%, 7/15/22 (e)	$1,950,000	$2,111,776
5.50%, 1/15/42 (e)	3,900,000	4,342,872
Pioneer Natural Resources Co., 5.875%, 7/15/16	10,840,000	12,258,902
PPF Funding, Inc., 5.50%, 1/15/14 (e)	500,000	513,700
Prudential Financial, Inc., 5.80%, 11/16/41	5,600,000	6,466,130
Rio Tinto Finance USA plc, 3.50%, 3/22/22	4,850,000	4,989,738
Royal Bank of Canada, 1.20%, 9/19/17	10,230,000	10,263,278
SABMiller Holdings, Inc.:
2.45%, 1/15/17 (e)	2,000,000	2,081,986
3.75%, 1/15/22 (e)	4,215,000	4,511,521
4.95%, 1/15/42 (e)	3,000,000	3,309,453
Safeway, Inc., 1.78%, 12/12/13 (r)	4,000,000	4,024,416
Shell International Finance BV, 2.25%, 1/6/23	4,800,000	4,672,493
Simon Property Group LP:
6.125%, 5/30/18	3,593,000	4,389,830
4.125%, 12/1/21	5,000,000	5,529,335
Spencer Spirit Holdings, Inc., 11.00%, 5/1/17 (e)	8,650,000	9,450,125
Standard Pacific Corp., 8.375%, 5/15/18	1,500,000	1,766,250
SunTrust Bank:
0.578%, 8/24/15 (r)	3,350,000	3,298,440
7.25%, 3/15/18	2,500,000	3,102,932
Syngenta Finance NV:
3.125%, 3/28/22	2,000,000	2,061,120
4.375%, 3/28/42	2,000,000	2,082,354
Telefonica Emisiones SAU:
2.582%, 4/26/13	7,425,000	7,432,314
3.992%, 2/16/16	2,670,000	2,783,048
The Interpublic Group of Co.’s, Inc., 10.00%, 7/15/17	2,575,000	2,761,688
Thermo Fisher Scientific, Inc., 3.15%, 1/15/23	4,000,000	3,976,872
TIERS Trust, 8.45%, 12/1/17 (b)(e)(n)*	8,559,893	—
Time Warner Cable, Inc.:
4.00%, 9/1/21	7,700,000	8,215,937
5.50%, 9/1/41	4,200,000	4,316,155
4.50%, 9/15/42	2,000,000	1,818,050
Time Warner, Inc.:
4.00%, 1/15/22	3,000,000	3,227,865
3.40%, 6/15/22	2,300,000	2,371,732
5.375%, 10/15/41	4,940,000	5,314,383
4.90%, 6/15/42	1,500,000	1,506,867
Toronto-Dominion Bank, 2.375%, 10/19/16	4,250,000	4,446,324
Total Capital International SA:
1.55%, 6/28/17	2,000,000	2,032,556
2.70%, 1/25/23	2,000,000	2,010,444
Toyota Motor Credit Corp.:
2.05%, 1/12/17	3,500,000	3,620,620
3.30%, 1/12/22	1,750,000	1,855,539
TransContinental Gas Pipe Line Co. LLC, 4.45%, 8/1/42	2,250,000	2,228,033
Transocean, Inc., 3.80%, 10/15/22	2,000,000	1,970,234
Union Pacific Corp.:
2.95%, 1/15/23	2,000,000	2,048,716
4.30%, 6/15/42	1,000,000	1,019,897

www.calvert.com CALVERT INCOME FUND SEMI-ANNUAL REPORT (UNAUDITED) 17

	PRINCIPAL
CORPORATE BONDS - CONT’D	AMOUNT	VALUE
United Airlines, Inc., 6.75%, 9/15/15 (e)	$2,000,000	$2,095,000
United Technologies Corp., 4.50%, 6/1/42	2,900,000	3,091,017
UnitedHealth Group, Inc.:
3.375%, 11/15/21	1,750,000	1,847,482
4.625%, 11/15/41	1,750,000	1,821,754
US Bank, 3.778% to 4/29/15, floating rate thereafter to 4/29/20 (r)	25,000,000	26,339,275
Verizon Communications, Inc.:
2.45%, 11/1/22	7,750,000	7,329,656
4.75%, 11/1/41	5,000,000	4,953,480
Wachovia Bank NA, 0.61%, 3/15/16 (r)	2,000,000	1,975,856
Wachovia Capital Trust III, 5.57%, 12/31/49 (r)	20,200,000	20,270,700
Walt Disney Co., 0.875%, 12/1/14	1,000,000	1,008,254
WellPoint, Inc., 4.65%, 1/15/43	2,000,000	1,999,452
Wells Fargo & Co., 3.45%, 2/13/23	2,000,000	2,013,440
Western Union Co., 2.875%, 12/10/17	1,400,000	1,420,878
WEX, Inc., 4.75%, 2/1/23 (e)	2,250,000	2,176,875
Williams Co.’s, Inc., 3.70%, 1/15/23	1,800,000	1,786,876
Windstream Corp., 8.125%, 8/1/13	2,500,000	2,550,000
Xstrata Finance Canada Ltd.:
2.85%, 11/10/14 (e)	1,500,000	1,537,335
1.80%, 10/23/15 (e)	3,000,000	3,034,092
3.60%, 1/15/17 (e)	5,750,000	6,048,310
Zoetis, Inc.:
3.25%, 2/1/23 (e)	1,000,000	1,014,083
4.70%, 2/1/43 (e)	1,400,000	1,429,149

Total Corporate Bonds (Cost $1,098,193,391)		1,093,547,414

U.S. GOVERNMENT AGENCIES AND INSTRUMENTALITIES - 0.0%
Overseas Private Investment Corp., 4.05%, 11/15/14	336,000	343,878
Premier Aircraft Leasing EXIM 1 Ltd., 3.547%, 4/10/22	121	132

Total U.S. Government Agencies and Instrumentalities (Cost $336,274)		344,010

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 1.5%
Fannie Mae, 3.00%, 4/3/13	18,540,000	19,122,271
Ginnie Mae, 11.00%, 10/15/15	179	182

Total U.S. Government Agency Mortgage-Backed
Securities (Cost $19,136,936)		19,122,453

www.calvert.com CALVERT INCOME FUND SEMI-ANNUAL REPORT (UNAUDITED) 18

	PRINCIPAL
U.S. TREASURY OBLIGATIONS - 5.3%	AMOUNT	VALUE
United States Treasury Bonds:
2.75%, 11/15/42	$52,865,000	$48,999,247
3.125%, 2/15/43	900,000	901,688
United States Treasury Notes:
0.25%, 2/28/15	670,000	670,052
0.75%, 2/28/18	17,515,000	17,510,901
2.00%, 2/15/23	540,000	546,834

Total U.S. Treasury Obligations (Cost $68,380,843)		68,628,722

SOVEREIGN GOVERNMENT BONDS - 1.4%
Province of Ontario Canada:
1.65%, 9/27/19	8,880,000	8,869,344
2.45%, 6/29/22	5,800,000	5,814,842
Province of Quebec Canada, 2.625%, 2/13/23	2,700,000	2,712,150

Total Sovereign Government Bonds (Cost $17,377,842)		17,396,336

FLOATING RATE LOANS (d)- 1.3%
BJ’s Wholesale Club Inc., 4.25%, 9/26/19 (r)	1,700,000	1,706,907
Dell Inc.:
5.00%, 2/28/14 (r)	4,307,700	4,286,162
6.25%, 2/5/21 (r)	2,692,300	2,678,838
Dunkin’ Brands, Inc., 3.75%, 2/11/20 (r)	4,000,000	4,044,168
HJ Heinz Co., 5.00%, 2/14/14 (r)	2,300,000	2,300,000
Party City Holdings, Inc., 4.25%, 7/29/19 (r)	1,995,000	2,008,093

Total Floating Rate Loans (Cost $16,985,000)		17,024,168

TIME DEPOSIT - 2.4%
State Street Bank Time Deposit, 0.12%, 4/1/13	31,509,004	31,509,004

Total Time Deposit (Cost $31,509,004)		31,509,004

EQUITY SECURITIES - 1.1%	SHARES
Avado Brands, Inc. (b)*	4,803	—
Intermet Corp. (b)*	4,772	—
Woodbourne Capital:
Trust I, Preferred (b)(e)	6,450,000	3,512,670
Trust II, Preferred (b)(e)	6,450,000	3,512,670
Trust III, Preferred (b)(e)	6,450,000	3,512,670
Trust IV, Preferred (b)(e)	6,450,000	3,512,670

Total Equity Securities (Cost $25,984,377)		14,050,680

TOTAL INVESTMENTS (Cost $1,301,391,549) - 98.7%		1,285,263,824
Other assets and liabilities, net - 1.3%		17,490,552
NET ASSETS - 100%		$1,302,754,376

www.calvert.com CALVERT INCOME FUND SEMI-ANNUAL REPORT (UNAUDITED) 19

NET ASSETS CONSIST OF:
Paid-in capital applicable to the following shares of beneficial interest, unlimited number of no par value shares authorized:
Class A: 56,672,878 shares outstanding		$1,408,391,099
Class B: 438,146 shares outstanding		24,391,709
Class C: 9,602,649 shares outstanding		196,747,552
Class I: 6,498,090 shares outstanding		134,573,386
Class R: 399,444 shares outstanding		5,787,454
Class Y: 4,579,833 shares outstanding		71,439,948
Undistributed net investment income		177,116
Accumulated net realized gain (loss)		(522,477,641)
Net unrealized appreciation (depreciation)		(16,276,247)

NET ASSETS		$1,302,754,376

NET ASSET VALUE PER SHARE
Class A	(based on net assets of $943,649,955)	$16.65
Class B	(based on net assets of $7,253,853)	$16.56
Class C	(based on net assets of $159,858,847)	$16.65
Class I	(based on net assets of $108,231,436)	$16.66
Class R	(based on net assets of $6,701,001)	$16.78
Class Y	(based on net assets of $77,059,284)	$16.83

			UNDERLYING	UNREALIZED
	NUMBER OF	EXPIRATION	FACE AMOUNT	APPRECIATION
FUTURES	CONTRACTS	DATE	AT VALUE	(DEPRECIATION)
Sold:
2 Year U.S. Treasury Notes	439	6/13	$96,778,922	$3,388
5 Year U.S. Treasury Notes	71	6/13	8,807,883	(4,347)
10 Year U.S. Treasury Notes	713	6/13	94,104,859	(147,563)
Total Sold				($148,522)

See notes to financial statements.

www.calvert.com CALVERT INCOME FUND SEMI-ANNUAL REPORT (UNAUDITED) 20

(b) This security was valued by the Board of Trustees. See Note A.

(d) Remaining maturities of floating rate loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. Floating rate loans generally pay interest at rates which are periodically re-determined at a margin above the London InterBank Offered Rate (LIBOR) or other short-term rates. The rate shown is the rate in effect at period end. Floating rate loans are generally considered restrictive in that the Fund is ordinarily contractually obligated to receive consent from the Agent Bank and/or Borrower prior to dis position of a floating rate loan.

(e) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(n) The Illinois Insurance Department prohibited Lumbermens from making interest payments. This TIERS security is based on interest payments from Lumbermens. This security is no longer accruing interest.

(p) The State of New York Insurance Department has prohibited Atlantic Mutual Insurance Co. from making interest payments. This security is no longer accruing interest.

(r) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(w) Security is in default and is no longer accruing interest.

(x) Alliance Bancorp and its affiliates filed for Chapter 7 bankruptcy on July 13, 2007. This security is no longer accruing interest.

(y) The government of Iceland took control of Glitnir Banki HF (the Bank) on October 8, 2008. The government has prohibited the Bank from paying any claims owed to foreign entities. The security is no longer accruing interest.

* Non-income producing security.

Abbreviations:
LLC: Limited Liability Corporation
LP: Limited Partnership
plc: Public Limited Company
REIT: Real Estate Investment Trust

See notes to financial statements.

www.calvert.com CALVERT INCOME FUND SEMI-ANNUAL REPORT (UNAUDITED) 21

STATEMENT OF OPERATIONS
SIX MONTHS ENDED MARCH 31, 2013

NET INVESTMENT INCOME
Investment Income:
Interest income	$27,525,006
Dividend income	12,555
Total investment income	27,537,561

Expenses:
Investment advisory fee	2,757,238
Administrative fees	1,959,346
Transfer agency fees and expenses	1,237,301
Distribution Plan expenses:
Class A	1,258,747
Class B	44,810
Class C	839,596
Class R	18,655
Trustees’ fees and expenses	61,440
Custodian fees	67,053
Registration fees	38,758
Reports to shareholders	264,070
Professional fees	33,318
Accounting fees	84,162
Miscellaneous	(250,120)
Total expenses	8,414,374
Reimbursement from Advisor:
Class R	(8,216)
Fees paid indirectly	(886)
Net expenses	8,405,272

NET INVESTMENT INCOME	19,132,289

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments	(60,569,320)
Futures	(53,364)
(60,622,684)

Change in unrealized appreciation (depreciation) on:
Investments	66,731,827
Futures	385,855
67,117,682

NET REALIZED AND UNREALIZED GAIN
(LOSS)	6,494,998

INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$25,627,287

See notes to financial statements.

www.calvert.com CALVERT INCOME FUND SEMI-ANNUAL REPORT (UNAUDITED) 22

STATEMENTS OF CHANGES IN NET ASSETS

	SIX MONTHS ENDED	YEAR ENDED
	MARCH 31,	SEPTEMBER 30,
INCREASE (DECREASE) IN NET ASSETS	2013	2012
Operations:
Net investment income	$19,132,289	$55,706,378
Net realized gain (loss)	(60,622,684)	(98,479,697)
Change in unrealized appreciation (depreciation)	67,117,682	175,546,796

INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	25,627,287	132,773,477

Distributions to shareholders from:
Net investment income:
Class A shares	(14,099,413)	(41,853,276)
Class B shares	(85,353)	(405,837)
Class C shares	(1,763,537)	(5,065,897)
Class I shares	(1,874,325)	(5,013,765)
Class R shares	(94,283)	(288,521)
Class Y shares	(1,248,799)	(3,334,822)
Total distributions	(19,165,710)	(55,962,118)

Capital share transactions:
Shares sold:
Class A shares	53,297,372	111,730,313
Class B shares	144,247	286,985
Class C shares	3,223,871	8,808,066
Class I shares	7,774,553	28,475,428
Class R shares	477,328	1,459,009
Class Y shares	7,892,711	14,882,689
Reinvestment of distributions:
Class A shares	12,498,717	36,609,646
Class B shares	66,925	309,687
Class C shares	1,104,552	3,076,662
Class I shares	1,823,876	4,532,158
Class R shares	80,830	247,214
Class Y shares	624,177	1,644,139
Redemption fees:
Class A shares	4,344	12,293
Class B shares	—	6
Class C shares	602	355
Class I shares	—	403
Class Y shares	186	2,104
Shares redeemed:
Class A shares	(203,943,123)	(649,365,310)
Class B shares	(3,456,264)	(11,998,328)
Class C shares	(21,864,925)	(58,129,453)
Class I shares	(11,741,175)	(86,382,851)
Class R shares	(2,173,731)	(3,203,948)
Class Y shares	(14,351,773)	(50,031,886)
Total capital share transactions	(168,516,700)	(647,034,619)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(162,055,123)	(570,223,260)

See notes to financial statements.

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STATEMENTS OF CHANGES IN NET ASSETS

	SIX MONTHS ENDED	YEAR ENDED
INCREASE (DECREASE) IN NET ASSETS - CONT’D	MARCH 31,	SEPTEMBER 30,
NET ASSETS	2013	2012
Beginning of period	$1,464,809,499	$2,035,032,759
End of period (including undistributed net investment
income of $177,116 and $210,537, respectively)	$1,302,754,376	$1,464,809,499

CAPITAL SHARE ACTIVITY
Shares sold:
Class A shares	3,157,315	6,996,396
Class B shares	7,955	18,112
Class C shares	187,618	550,896
Class I shares	466,935	1,777,193
Class R shares	27,797	90,862
Class Y shares	468,130	922,194
Reinvestment of distributions:
Class A shares	752,784	2,291,169
Class B shares	4,054	19,513
Class C shares	66,538	192,414
Class I shares	109,811	283,059
Class R shares	4,836	15,355
Class Y shares	37,204	101,710
Shares redeemed:
Class A shares	(12,281,447)	(40,688,832)
Class B shares	(209,446)	(755,301)
Class C shares	(1,316,689)	(3,639,515)
Class I shares	(706,662)	(5,410,925)
Class R shares	(130,134)	(197,629)
Class Y shares	(855,255)	(3,095,703)
Total capital share activity	(10,208,656)	(40,529,032)

See notes to financial statements.

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NOTES TO FINANCIAL STATEMENTS

NOTE A –– SIGNIFICANT ACCOUNTING POLICIES

General: Calvert Income Fund (the “Fund”), a series of The Calvert Fund, is registered under the Investment Company Act of 1940 as a non-diversified, open-end management investment company. The Calvert Fund is comprised of six separate series. The operations of each series are accounted for separately. The Fund offers six classes of shares of beneficial interest - Classes A, B, C, I, R, and Y. Class A shares are sold with a maximum front-end sales charge of 3.75%. Class B shares are sold without a front-end sales charge and, with certain exceptions, will be charged a deferred sales charge at the time of redemption, depending on how long investors have owned the shares. Class B shares are no longer offered for purchase, except through reinvestment of dividends and/ or distributions and through certain exchanges. Class C shares are sold without a front-end sales charge and, with certain exceptions, will be charged a deferred sales charge on shares sold within one year of purchase. Class B and Class C shares have higher levels of expenses than Class A shares. Class I shares require a minimum account balance of $1,000,000. The $1 million minimum initial investment is waived for retirement plans that trade through omnibus accounts and may be waived for certain other institutional accounts where it is believed to be in the best interest of the Fund and its shareholders. Class I shares have no front-end or deferred sales charge and have lower levels of expenses than Class A shares. Class R shares are generally only available to certain retirement plans where plan level or omnibus accounts are held on the books of the Fund. Class R shares have no front-end or deferred sales charge and have a higher level of expenses than Class A Shares. Class Y shares are generally only available to wrap or similar fee-based programs offered by financial intermediaries that have entered into an agreement with the Fund’s Distributor to offer Class Y shares. Class Y shares have no front-end or deferred sales charge and have lower levels of expenses than Class A shares. Each class has different: (a) dividend rates due to differences in Distribution Plan expenses and other class specific expenses, (b) exchange privileges and (c) class specific voting rights.

Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Trustees (“the Board”) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board.

The Board has adopted Valuation Procedures (the “Procedures”) to determine the fair value of securities and other financial instruments for which market prices are not readily available or which may not be reliably priced. The Board has delegated the day-to-day responsibility for determining the fair value of assets of the Fund to Calvert Investment Management, Inc. (the “Advisor” or “Calvert”) and has provided these Procedures to govern Calvert in its valuation duties.

Calvert has chartered an internal Valuation Committee to oversee the implementation of these Procedures and to assist it in carrying out the valuation responsibilities that the Board has delegated.

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The Valuation Committee meets on a regular basis to review illiquid securities and other investments which may not have readily available market prices. The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

The Valuation Committee utilizes various methods to measure the fair value of the Fund’s investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments) The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. Valuation techniques used to value the Funds’ investments by major category are as follows: Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, sovereign government bonds, floating rate loans, municipal securities, and U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and such securities are generally categorized as Level 2 in the hierarchy. For collateralized mortgage-backed obligations, commercial mortgage-backed securities and U.S. government agency mortgage-backed securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. Short-term securities of sufficient credit quality with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as

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reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and categorized as Level 2 in the hierarchy. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If events occur after the close of the principal market in which foreign securities are traded, and before the close of business of the Fund, that are expected to materially affect the value of those securities, then they are valued at their fair value taking these events into account. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and such securities are categorized as Level 3 in the hierarchy.

If a market value cannot be determined for a security using the methodologies described above, or if, in the good faith opinion of the Advisor, the market value does not constitute a readily available market quotation, or if a significant event has occurred that would materially affect the value of the security, the security will be fair valued as determined in good faith by the Valuation Committee.

The Valuation Committee considers a number of factors, including significant unobservable valuation inputs when arriving at fair value. It considers all significant facts that are reasonably available and relevant to the determination of fair value.

The Valuation Committee primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. When more appropriate, the fund may employ an income-based or cost approach. An income-based valuation approach discounts anticipated future cash flows of the investment to calculate a present amount (discounted). The measurement is based on the value indicated by current market expectations about those future amounts. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. A cost based approach is based on the amount that currently would be required to replace the service capacity of an asset (current replacement cost). From the seller’s perspective, the price that would be received for the asset is determined based on the cost to a buyer to acquire or construct a substitute asset of comparable utility, adjusted for obsolescence.

The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis and reviews of any related market activity.

At March 31, 2013, securities valued at $14,050,789, or 1.1% of net assets, were fair valued in good faith under the direction of the Board.

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The following is a summary of the inputs used to value the Fund’s net assets as of March 31, 2013:

	VALUATION INPUTS
INVESTMENTS IN SECURITIES*	LEVEL 1	LEVEL 2	LEVEL 3		TOTAL
Asset backed securities	__	$2,459,170	__		$2,459,170
Collateralized mortgage-backed
obligations	—	232,489	—		232,489
Commercial mortgage-backed
securities	—	20,949,378	—		20,949,378
Corporate debt	—	1,093,547,305	$109		1,093,547,414
Equity securities	__	14,050,680	—		14,050,680
U.S. government obligations	—	88,095,185	—		88,095,185
Other debt obligations	—	65,929,508	—		65,929,508
TOTAL	__	$1,285,263,715	$109	***	$1,285,263,824

Other financial instruments**	($148,522)	—	—		($148,522)

* For a complete listing of investments, please refer to the Statement of Net Assets.

** Other financial instruments are derivative instruments not reflected in the Statement of Net Assets, such as futures, which are valued at the unrealized appreciation/depreciation on the instrument.

*** Level 3 Securities represent less than one percent of net assets.

Loan Participations and Assignments: The Fund may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. A Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. A Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. A Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, a Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When a Fund purchases assignments from lenders it acquires direct rights against the borrower of the loan. When investing in a loan participation, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of payments by the lender from the borrower.

Futures Contracts: The Fund may purchase and sell futures contracts, but only when, in the judgment of the Advisor, such a position acts as a hedge. The Fund may not enter into futures contracts for the purpose of speculation or leverage. These futures contracts may include, but are not limited to, futures contracts based on U.S. Government obligations. The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The Fund may use futures contracts to hedge against changes in the value of interest rates. The Fund may enter into futures contracts agreeing to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value

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of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Fund’s ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts’ terms. Futures contracts are designed by boards of trade which are designated “contracts markets” by the Commodities Futures Trading Commission. Futures contracts trade on the contracts markets in a manner that is similar to the way a stock trades on a stock exchange and the boards of trade, through their clearing corporations, guarantee the futures contracts against default. As a result, there is minimal counterparty credit risk to the Fund. During the period, the Fund used U.S. Treasury futures contracts to hedge against interest rate changes and to manage overall duration of the Fund. The Fund’s futures contracts at period end are presented in the Statement of Net Assets.

During the period, the Fund invested in 2 year, 5 year and 10 year U.S. Treasury Bond Futures. The volume of activity has varied throughout the period with a weighted average of 532 contracts and $17,333,073 weighted average notional value.

Short Sales: The Fund may use a hedging technique that involves short sales of U.S. Treasury securities for the purpose of managing the duration of the Fund. Any short sales are covered with an equivalent amount of high-quality, liquid securities.

Security Transactions and Net Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date or, in the case of dividends on certain foreign securities, as soon as the Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. (See the Statement of Net Assets footnotes on page 21.) A debt obligation may be removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured. The Fund earns certain fees in connection with its floating rate loan purchasing activities. These fees are in addition to interest payments earned and may include amendment fees, consent fees and prepayment fees. Investment income and realized and unrealized gains and losses are allocated to separate classes of shares based upon the relative net assets of each class. Expenses arising in connection with a specific class are charged directly to that class. Expenses common to the classes are allocated to each class in proportion to their relative net assets.

Foreign Currency Transactions: The Fund’s accounting records are maintained in U.S. dollars. For valuation of assets and liabilities on each date of net asset value determination, foreign denominations are converted into U.S. dollars using the current exchange rate. Security trans-

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actions, income and expenses are translated at the prevailing rate of exchange on the date of the event. The effect of changes in foreign exchange rates on securities and foreign currencies is included in the net realized and unrealized gain or loss on securities and foreign currencies.

Distributions to Shareholders: Distributions to shareholders are recorded by the Fund on ex-dividend date. Dividends from net investment income are paid monthly. Distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Fund’s capital accounts to reflect income and gains available for distribution under income tax regulations.

Estimates: The preparation of the financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reported period. Actual results could differ from those estimates.

Redemption Fees: The Fund charges a 2% redemption fee on redemptions, including exchanges, made within 30 days of purchase (within seven days for Class I and Class R shares). The redemption fee is accounted for as an addition to paid-in capital. The fee is intended to discourage market-timers by ensuring that short-term trading costs are borne by the investors making the transactions and not the shareholders already in the Fund.

Expense Offset Arrangement: The Fund had an arrangement with the custodian bank whereby the custodian’s fees may have been paid indirectly by credits earned on the Fund’s cash on deposit with the bank. These credits were used to reduce the Fund’s expenses. This arrangement was suspended on January 1, 2013, until further notice, due to low interest rates. Such a deposit arrangement was an alternative to overnight investments.

Federal Income Taxes: No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.

Management has analyzed the Fund’s tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund’s financial statements. A Fund’s federal tax return is subject to examination by the Internal Revenue Service for a period of three years.

NOTE B — RELATED PARTY TRANSACTIONS

Calvert Investment Management, Inc. (the “Advisor”) is wholly-owned by Calvert Investments, Inc., which is indirectly wholly-owned by Ameritas Mutual Holding Company. The Advisor provides investment advisory services and pays the salaries and fees of officers and Trustees of the Fund who are employees of the Advisor or its affiliates. For its services, the Advisor receives an annual fee, payable monthly, based on the following annual rates of average daily net assets: .40% on the first $2 billion, .375% on the next $5.5 billion, .35% on the next $2.5 billion, and .325% over $10 billion. Under the terms of the agreement, $443,690 was payable at

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period end. In addition, $295,302 was payable at period end for operating expenses paid by the Advisor during March 2013.

The Advisor has contractually agreed to limit net annual fund operating expenses through January 31, 2014 for Class I, R and Y. The contractual expense caps are .84%, 1.47%, and 1.09%, respectively. For the purpose of this expense limit, operating expenses do not include interest expense, brokerage commissions, taxes and extraordinary expenses. This expense limitation does not limit acquired fund fees and expenses, if any. To the extent any expense offset credits were earned, the Advisor’s obligation under the contractual limitation may have been reduced and the Advisor may have benefited from the expense offset arrangement.

Calvert Investment Administrative Services, Inc., an affiliate of the Advisor, provides administrative services to the Fund for an annual fee, payable monthly. Classes A, B, C, R, and Y shares pay an annual rate of .30% on the first $3 billion, .25% on the next $2 billion, and .225% over $5 billion of the combined assets of all classes of the Fund. Class I shares pay an annual rate of .10%, based on their average daily net assets. Under the terms of the agreement, $314,475 was payable at period end.

Calvert Investment Distributors, Inc. (“CID”), an affiliate of the Advisor, is the distributor and principal underwriter for the Fund. Pursuant to Rule 12b-1 under the Investment Company Act of 1940, the Fund has adopted Distribution Plans that permit the Fund to pay certain expenses associated with the distribution and servicing of its shares. The expenses paid may not exceed .50%, 1.00%, 1.00%, and .75% annually of the Fund’s average daily net assets of Class A, B, C, and R, respectively. The amount actually paid by the Fund is an annualized fee, payable monthly of .25%, 1.00%, 1.00%, and .50% of the Fund’s average daily net assets of Class A, B, C, and R, respectively. Class I and Y shares do not have Distribution Plan expenses. Under the terms of the agreement, $347,188 was payable at period end.

CID received $25,740 as its portion of commissions charged on sales of the Fund’s Class A shares for the six months ended March 31, 2013.

Calvert Investment Services, Inc. (“CIS”), an affiliate of the Advisor, is the shareholder servicing agent for the Fund. For its services, CIS received a fee of $106,407 for the six months ended March 31, 2013. Under the terms of the agreement, $17,304 was payable at period end. Boston Financial Data Services, Inc. is the transfer and dividend disbursing agent.

Each Trustee of the Fund who is not an employee of the Advisor or its affiliates receives an annual retainer of $45,000 plus up to $2,000 for each regular Board and Committee meeting attended. The Board chair and Committee chairs each receive an additional $5,000 annual retainer. Trustee’s fees are allocated to each of the funds served.

NOTE C — INVESTMENT ACTIVITY AND TAX INFORMATION

During the period, the cost of purchases and proceeds from sales of investments, other than short-term and U.S. government securities, were $596,887,525 and $808,305,808, respectively. U.S. government security purchases and sales were $898,633,096 and $878,006,886, respectively.

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The Fund may purchase securities, typically short-term variable rate demand notes, from or sell to other funds managed by the Advisor. These interportfolio transactions are primarily used for cash management purposes and are made pursuant to Rule 17a-7 of the Investment Company Act of 1940. For the period ended March 31, 2013, such purchase and sales transactions were $1,000,000 and $6,685,000, respectively.

CAPITAL LOSS CARRYFORWARDS
EXPIRATION DATE
30-Sep-16	($3,976,802)
30-Sep-18	(254,299,863)
30-Sep-19	(77,128,701)

Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred in taxable years beginning after December 22, 2010 can be carried forward for an unlimited period. These losses are required to be utilized prior to the losses incurred in pre-enactment taxable years. Losses incurred in pre-enactment taxable years can be utilized until expiration.

The Fund intends to elect to defer net capital losses of $124,306,125 incurred from November 1, 2011 through September 30, 2012 and treat them as arising in the fiscal year ending September 30, 2013.

As of March 31, 2013, the tax basis components of unrealized appreciation/(depreciation) and the federal tax cost were as follows:

Unrealized appreciation	$63,164,267
Unrealized (depreciation)	(83,043,983)
Net unrealized appreciation/(depreciation)	($19,879,716)

Federal income tax cost of investments	$1,305,143,540

NOTE D — LINE OF CREDIT

A financing agreement is in place with the Calvert Funds and State Street Corporation (“SSC”). Under the agreement, SSC provides an unsecured line of credit facility, in the aggregate amount of $50 million ($25 million committed and $25 million uncommitted), accessible by the Funds for temporary or emergency purposes only. Borrowings under the committed facility bear interest at the higher of the London Interbank Offered Rate (LIBOR) or the overnight Federal Funds Rate plus 1.25% per annum. A commitment fee of .11% per annum is incurred on the unused portion of the committed facility, which is allocated to all participating funds. The Fund had no loans outstanding pursuant to this line of credit at March 31, 2013. For the six months ended March 31, 2013, borrowings by the Fund under the agreement were as follows:

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	WEIGHTED		MONTH OF
AVERAGE	AVERAGE	MAXIMUM	MAXIMUM
DAILY	INTEREST	AMOUNT	AMOUNT
BALANCE	RATE	BORROWED	BORROWED
$8,643	1.45%	$524,361	March 2013

NOTE E — OTHER

On October 19, 2011, the Advisor determined that it was necessary to change the price at which one of the Fund’s portfolio holdings was then being fair valued. The Advisor subsequently determined that it was appropriate to change the fair value prices at which that portfolio holding as well as certain related holdings had been carried from March 2008 through the Fund’s fiscal year end. These adjustments had the effect of changing the net asset value at which shareholder subscriptions and redemptions were executed during the period. Accordingly, in order to correct these shareholder trades, the Advisor contributed $12,614,421 to the Fund on December 27, 2011, for the benefit of affected shareholders.

NOTE F — SUBSEQUENT EVENTS

In preparing the financial statements as of March 31, 2013, no subsequent events or transactions occurred that would have required recognition or disclosure in these financial statements.

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FINANCIAL HIGHLIGHTS

	PERIODS ENDED
	MARCH 31,		SEPTEMBER 30,	SEPTEMBER 30,
CLASS A SHARES	2013		2012	2011
Net asset value, beginning	$16.56		$15.77	$16.12
Income from investment operations:
Net investment income	.23		.54	.52
Net realized and unrealized gain (loss)	.09		.79	(.35)
Total from investment operations	.32		1.33	.17
Distributions from:
Net investment income	(.23)		(.54)	(.52)
Total distributions	(.23)		(.54)	(.52)
Total increase (decrease) in net asset value	0.09		.79	(.35)
Net asset value, ending	$16.65		$16.56	$15.77

Total return*	1.97%		8.63%	1.06%
Ratios to average net assets: A
Net investment income	2.80	% (a)	3.33%	3.20%
Total expenses	1.20	% (a)	1.30%	1.25%
Expenses before offsets	1.20	% (a)	1.30%	1.25%
Net expenses	1.20	% (a)	1.30%	1.25%
Portfolio turnover	115%		210%	223%
Net assets, ending (in thousands)	$943,650		$1,077,077	$1,521,374

			YEARS ENDED
	SEPTEMBER 30,		SEPTEMBER 30,	SEPTEMBER 30,
CLASS A SHARES	2010		2009	2008 (z)
Net asset value, beginning	$15.39		$15.19	$16.72
Income from investment operations:
Net investment income	.53		.63	.79
Net realized and unrealized gain (loss)	.72		.24	(1.25)
Total from investment operations	1.25		.87	(.46)
Distributions from:
Net investment income	—		(.62)	(.79)
Net realized gain	(.52)		(.05)	(.28)
Total distributions	(.52)		(.67)	(1.07)
Total increase (decrease) in net asset value	.73		.20	(1.53)
Net asset value, ending	$16.12		$15.39	$15.19

Total return*	8.27%		6.24%	(3.01%)
Ratios to average net assets: A
Net investment income	3.33%		4.45%	4.86%
Total expenses	1.23%		1.24%	1.16%
Expenses before offsets	1.23%		1.24%	1.16%
Net expenses	1.23%		1.23%	1.16%
Portfolio turnover	259%		793%	982%
Net assets, ending (in thousands)	$2,321,499		$3,041,314	$4,462,549

See notes to financial highlights.

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FINANCIAL HIGHLIGHTS

	PERIODS ENDED
	MARCH 31,		SEPTEMBER 30,	SEPTEMBER 30,
CLASS B SHARES	2013		2012	2011
Net asset value, beginning	$16.46		$15.69	$16.05
Income from investment operations:
Net investment income	.16		.42	.37
Net realized and unrealized gain (loss)	.10		.78	(.34)
Total from investment operations	.26		1.20	.03
Distributions from:
Net investment income	(.16)		(.43)	(.39)
Total distributions	(.16)		(.43)	(.39)
Total increase (decrease) in net asset value	0.10		.77	(.36)
Net asset value, ending	$16.56		$16.46	$15.69

Total return*	1.60%		7.78%	0.16%
Ratios to average net assets: A
Net investment income	1.88	% (a)	2.58%	2.35%
Total expenses	2.13	% (a)	2.17%	2.11%
Expenses before offsets	2.13	% (a)	2.08%	2.11%
Net expenses	2.13	% (a)	2.08%	2.11%
Portfolio turnover	115%		210%	223%
Net assets, ending (in thousands)	$7,254		$10,463	$21,239

			YEARS ENDED
	SEPTEMBER 30,		SEPTEMBER 30,	SEPTEMBER 30,
CLASS B SHARES	2010		2009	2008 (z)
Net asset value, beginning	$15.32		$15.12	$16.68
Income from investment operations:
Net investment income	.39		.50	.67
Net realized and unrealized gain (loss)	.72		.24	(1.28)
Total from investment operations	1.11		.74	(.61)
Distributions from:
Net investment income	(.38)		(.49)	(.67)
Net realized gain	—		(.05)	(.28)
Total distributions	(.38)		(.54)	(.95)
Total increase (decrease) in net asset value	.73		.20	(1.56)
Net asset value, ending	$16.05		$15.32	$15.12

Total return*	7.36%		5.33%	(3.89%)
Ratios to average net assets: A
Net investment income	2.43%		3.60%	4.07%
Total expenses	2.10%		2.13%	2.00%
Expenses before offsets	2.10%		2.13%	2.00%
Net expenses	2.10%		2.12%	2.00%
Portfolio turnover	259%		793%	982%
Net assets, ending (in thousands)	$38,770		$59,127	$94,880

See notes to financial highlights.

www.calvert.com CALVERT INCOME FUND SEMI-ANNUAL REPORT (UNAUDITED) 35

FINANCIAL HIGHLIGHTS

	PERIODS ENDED
	MARCH 31,		SEPTEMBER 30,	SEPTEMBER 30,
CLASS C SHARES	2013		2012	2011
Net asset value, beginning	$16.56		$15.77	$16.12
Income from investment operations:
Net investment income	.18		.42	.40
Net realized and unrealized gain (loss)	.09		.79	(.34)
Total from investment operations	.27		1.21	.06
Distributions from:
Net investment income	(.18)		(.42)	(.41)
Total distributions	(.18)		(.42)	(.41)
Total increase (decrease) in net asset value	0.09		.79	(.35)
Net asset value, ending	$16.65		$16.56	$15.77
Total return*	1.61%		7.83%	0.35%
Ratios to average net assets: A
Net investment income	2.10	% (a)	2.61%	2.50%
Total expenses	1.90	% (a)	2.01%	1.94%
Expenses before offsets	1.90	% (a)	2.01%	1.94%
Net expenses	1.90	% (a)	2.01%	1.94%
Portfolio turnover	115%		210%	223%
Net assets, ending (in thousands)	$159,859		$176,600	$213,870

			YEARS ENDED
	SEPTEMBER 30,		SEPTEMBER 30,	SEPTEMBER 30,
CLASS C SHARES	2010		2009	2008 (z)
Net asset value, beginning	$15.38		$15.18	$16.71
Income from investment operations:
Net investment income	.42		.52	.68
Net realized and unrealized gain (loss)	.73		.25	(1.25)
Total from investment operations	1.15		.77	(.57)
Distributions from:
Net investment income	(.41)		(.52)	(.68)
Net realized gain	—		(.05)	(.28)
Total distributions	(.41)		(.57)	(.96)
Total increase (decrease) in net asset value	.74		.20	(1.53)
Net asset value, ending	$16.12		$15.38	$15.18

Total return*	7.56%		5.48%	(3.69%)
Ratios to average net assets: A
Net investment income	2.62%		3.74%	4.16%
Total expenses	1.93%		1.93%	1.85%
Expenses before offsets	1.93%		1.93%	1.85%
Net expenses	1.93%		1.93%	1.85%
Portfolio turnover	259%		793%	982%
Net assets, ending (in thousands)	$303,615		$372,838	$478,073

See notes to financial highlights.

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FINANCIAL HIGHLIGHTS

	PERIODS ENDED
	MARCH 31,		SEPTEMBER 30,	SEPTEMBER 30,
CLASS I SHARES	2013		2012	2011
Net asset value, beginning	$16.58		$15.79	$16.14
Income from investment operations:
Net investment income	.29		.64	.63
Net realized and unrealized gain (loss)	.08		.79	(.34)
Total from investment operations	.37		1.43	.29
Distributions from:
Net investment income	(.29)		(.64)	(.64)
Total distributions	(.29)		(.64)	(.64)
Total increase (decrease) in net asset value	0.08		.79	(.35)
Net asset value, ending	$16.66		$16.58	$15.79
Total return*	2.23%		9.29%	1.78%
Ratios to average net assets: A
Net investment income	3.44	% (a)	3.96%	3.90%
Total expenses	.55	% (a)	.66%	.56%
Expenses before offsets	.55	% (a)	.66%	.56%
Net expenses	.55	% (a)	.66%	.56%
Portfolio turnover	115%		210%	223%
Net assets, ending (in thousands)	$108,231		$109,866	$157,548

			YEARS ENDED
	SEPTEMBER 30,		SEPTEMBER 30,	SEPTEMBER 30,
CLASS I SHARES	2010		2009	2008 (z)
Net asset value, beginning	$15.40		$15.20	$16.72
Income from investment operations:
Net investment income	.63		.72	.89
Net realized and unrealized gain (loss)	.73		.24	(1.24)
Total from investment operations	1.36		.96	(.35)
Distributions from:
Net investment income	(.62)		(.71)	(.89)
Net realized gain	—		(.05)	(.28)
Total distributions	(.62)		(.76)	(1.17)
Total increase (decrease) in net asset value	.74		.20	(1.52)
Net asset value, ending	$16.14		$15.40	$15.20

Total return*	9.05%		6.94%	(2.36%)
Ratios to average net assets: A
Net investment income	4.01%		5.14%	5.47%
Total expenses	.55%		.55%	.53%
Expenses before offsets	.55%		.55%	.53%
Net expenses	.55%		.55%	.53%
Portfolio turnover	259%		793%	982%
Net assets, ending (in thousands)	$261,542		$307,978	$355,103

See notes to financial highlights.

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FINANCIAL HIGHLIGHTS

	PERIODS ENDED
	MARCH 31,		SEPTEMBER 30,	SEPTEMBER 30,
CLASS R SHARES	2013		2012	2011
Net asset value, beginning	$16.67		$15.88	$16.22
Income from investment operations:
Net investment income	.21		.51	.48
Net realized and unrealized gain (loss)	.11		.79	(.34)
Total from investment operations	.32		1.30	.14
Distributions from:
Net investment income	(.21)		(.51)	(.48)
Total distributions	(.21)		(.51)	(.48)
Total increase (decrease) in net asset value	.11		.79	(.34)
Net asset value, ending	$16.78		$16.67	$15.88

Total return*	1.95%		8.37%	0.88%
Ratios to average net assets: A
Net investment income	2.53	% (a)	3.14%	2.98%
Total expenses	1.69	% (a)	1.61%	1.54%
Expenses before offsets	1.47	% (a)	1.47%	1.47%
Net expenses	1.47	% (a)	1.47%	1.47%
Portfolio turnover	115%		210%	223%
Net assets, ending (in thousands)	$6,701		$8,283	$9,340

			YEARS ENDED
	SEPTEMBER 30,		SEPTEMBER 30,	SEPTEMBER 30,
CLASS R SHARES	2010		2009	2008 (z)
Net asset value, beginning	$15.48		$15.25	$16.75
Income from investment operations:
Net investment income	.49		.58	.71
Net realized and unrealized gain (loss)	.73		.27	(1.23)
Total from investment operations	1.22		.85	(.52)
Distributions from:
Net investment income	(.48)		(.57)	(.70)
Net realized gain	—		(.05)	(.28)
Total distributions	(.48)		(.62)	(.98)
Total increase (decrease) in net asset value	.74		.23	(1.50)
Net asset value, ending	$16.22		$15.48	$15.25

Total return*	8.01%		6.05%	(3.33%)
Ratios to average net assets: A
Net investment income	3.11%		4.06%	4.44%
Total expenses	1.45%		1.51%	1.78%
Expenses before offsets	1.45%		1.48%	1.47%
Net expenses	1.45%		1.47%	1.47%
Portfolio turnover	259%		793%	982%
Net assets, ending (in thousands)	$12,306		$11,571	$6,179

See notes to financial highlights.

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FINANCIAL HIGHLIGHTS

			PERIODS ENDED
	MARCH 31,		SEPTEMBER 30,	SEPTEMBER 30,
CLASS Y SHARES	2013		2012	2011
Net asset value, beginning	$16.74		$15.95	$16.29
Income from investment operations:
Net investment income	.27		.61	.58
Net realized and unrealized gain (loss)	.09		.79	(.34)
Total from investment operations	.36		1.40	.24
Distributions from:
Net investment income	(.27)		(.61)	(.58)
Total distributions	(.27)		(.61)	(.58)
Total increase (decrease) in net asset value	.09		.79	(.34)
Net asset value, ending	$16.83		$16.74	$15.95

Total return*	2.15%		8.97%	1.48%
Ratios to average net assets: A
Net investment income	3.16	% (a)	3.70%	3.53%
Total expenses	.83	% (a)	.95%	.87%
Expenses before offsets	.83	% (a)	.95%	.87%
Net expenses	.83	% (a)	.95%	.87%
Portfolio turnover	115%		210%	223%
Net assets, ending (in thousands)	$77,059		$85,521	$111,661

			PERIODS ENDED
	SEPTEMBER 30,		SEPTMEBER 30,	SEPTEMBER 30,
CLASS Y SHARES	2010		2009	2008	# (z)
Net asset value, beginning	$15.53		$15.29	$16.38
Income from investment operations:
Net investment income	.56		.67	.31
Net realized and unrealized gain (loss)	.76		.27	(1.02)
Total from investment operations	1.32		.94	(.71)
Distributions from:
Net investment income	(.56)		(.65)	(.38)
Net realized gain	—		(.05)	—
Total distributions	(.56)		(.70)	(.38)
Total increase (decrease) in net asset value	.76		.24	(1.09)
Net asset value, ending	$16.29		$15.53	$15.29

Total return*	8.65%		6.73%	(4.41%)
Ratios to average net assets: A
Net investment income	3.76%		4.71%	4.48	% (a)
Total expenses	.83%		.84%	2.34	% (a)
Expenses before offsets	.83%		.84%	.90	% (a)
Net expenses	.83%		.83%	.90	% (a)
Portfolio turnover	259%		793%	529%
Net assets, ending (in thousands)	$104,674		$19,351	$10,481

See notes to financial highlights.

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A Total expenses do not reflect amounts reimbursed and/or waived by the Advisor or reductions from expense offset arrangements. Expenses before offsets reflect expenses after reimbursement and/or waiver by the Advisor but prior to reductions from expense offset arrangements. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

* Total return is not annualized for periods of less than one year and does not reflect deduction of any front-end or deferred sales charge.

# From February 29, 2008 inception.

(a) Annualized.

(z) Per share figures are calculated using the Average Shares Method.

See notes to financial statements.

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EXPLANATION OF FINANCIAL TABLES

SCHEDULE OF INVESTMENTS

The Schedule of Investments is a snapshot of all securities held in the fund at their market value, on the last day of the reporting period. Securities are listed by asset type (e.g., common stock, corporate bonds, U.S. government obligations) and may be further broken down into sub-groups and by industry classification.

STATEMENT OF ASSETS AND LIABILITIES

The Statement of Assets and Liabilities is often referred to as the fund’s balance sheet. It lists the value of what the fund owns, is due and owes on the last day of the reporting period. The fund’s assets include the market value of securities owned, cash, receivables for securities sold and shareholder subscriptions, and receivables for dividends and interest payments that have been earned, but not yet received. The fund’s liabilities include payables for securities purchased and shareholder redemptions, and expenses owed but not yet paid. The statement also reports the fund’s net asset value (NAV) per share on the last day of the reporting period. The NAV is calculated by dividing the fund’s net assets (assets minus liabilities) by the number of shares outstanding. This statement is accompanied by a Schedule of Investments. Alternatively, if certain conditions are met, a Statement of Net Assets may be presented in lieu of this statement and the Schedule of Investments.

STATEMENT OF NET ASSETS

The Statement of Net Assets provides a detailed list of the fund’s holdings, including each security’s market value on the last day of the reporting period. The Statement of Net Assets includes a Schedule of Investments. Other assets are added and other liabilities subtracted from the investments total to calculate the fund’s net assets. Finally, net assets are divided by the outstanding shares of the fund to arrive at its share price, or Net Asset Value (NAV) per share.

At the end of the Statement of Net Assets is a table displaying the composition of the fund’s net assets. Paid in Capital is the money invested by shareholders and represents the bulk of net assets. Undistributed Net Investment Income and Accumulated Net Realized Gains usually approximate the amounts the fund had available to distribute to shareholders as of the statement date. Accumulated Realized Losses will appear as negative balances. Unrealized Appreciation (Depreciation) is the difference between the market value of the fund’s investments and their cost, and reflects the gains (losses) that would be realized if the fund were to sell all of its investments at their statement-date values.

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STATEMENT OF OPERATIONS

The Statement of Operations summarizes the fund’s investment income earned and expenses incurred in operating the fund. Investment income includes dividends earned from stocks and interest earned from interest-bearing securities in the fund. Expenses incurred in operating the fund include the advisory fee paid to the investment advisor, administrative services fees, distribution plan expenses (if applicable), transfer agent fees, shareholder servicing expenses, custodial, legal, and audit fees, and the printing and postage expenses related to shareholder reports. Expense offsets (fees paid indirectly) are also shown. Credits earned from offset arrangements are used to reduce the fund’s expenses. This statement also shows net gains (losses) realized on the sale of investments and the increase or decrease in the unrealized appreciation (depreciation) on investments held during the period.

STATEMENT OF CHANGES IN NET ASSETS

The Statement of Changes in Net Assets shows how the fund’s total net assets changed during the two most recent reporting periods. Changes in the fund’s net assets are attributable to investment operations, distributions and capital share transactions.

The Operations section of the report summarizes information detailed in the Statement of Operations. The Distribution section shows the dividend and capital gain distributions made to shareholders. The amounts shown as distributions in this section may not match the net investment income and realized gains amounts shown in the Operations section because distributions are determined on a tax basis and certain investments or transactions may be treated differently for financial statement and tax purposes. The Capital Share Transactions section shows the amount shareholders invested in the fund, either by purchasing shares or by reinvesting distributions, and the amounts redeemed. The corresponding numbers of shares issued, reinvested and redeemed are shown at the end of the report.

FINANCIAL HIGHLIGHTS

The Financial Highlights table provides a per-share breakdown per class of the components that affect the fund’s net asset value for current and past reporting periods. The table provides total return, total distributions, expense ratios, portfolio turnover and net assets for the applicable period. Total return is a measure of a fund’s performance that encompasses all elements of return: dividends, capital gain distributions and changes in net asset value. Total return is the change in value of an investment over a given period, assuming reinvestment of any dividends and capital gain distributions, expressed as a percentage of the initial investment. Total distributions include distributions from net investment income and net realized gains. Long-term gains are earned on securities held in the fund more than one year. Short-term gains, on the sale of securities held less than one year, are treated as ordinary dividend income for tax purposes. The expense ratio is a fund’s cost of doing business, expressed as a percentage of net assets. These expenses directly reduce returns to shareholders. Portfolio turnover measures the trading activity in a fund’s investment portfolio – how often securities are bought and sold by a fund. Portfolio turnover is affected by market conditions, changes in the size of the fund, the nature of the fund’s investments and the investment style of the portfolio manager.

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PROXY VOTING

The Proxy Voting Guidelines of the Calvert Funds that the Fund uses to determine how to vote proxies relating to portfolio securities are provided as an Appendix to the Fund’s Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Fund at 1-800-368-2745, by visiting the Calvert website at www.calvert.com; or by visiting the SEC’s website at www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website at www.calvert.com and on the SEC’s website at www.sec.gov.

AVAILABILITY OF QUARTERLY PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

BASIS FOR BOARD’S APPROVAL OF INVESTMENT ADVISORY CONTRACT

At a meeting held on December 12, 2012, the Board of Trustees, and by a separate vote, the disinterested Trustees, approved the continuance of the Investment Advisory Agreement between The Calvert Fund and the Advisor with respect to the Fund.

In evaluating the Investment Advisory Agreement, the Board considered a variety of information relating to the Fund and the Advisor. The disinterested Trustees reviewed a report prepared by the Advisor regarding various services provided to the Fund by the Advisor and its affiliates. Such report included, among other data, information regarding the Advisor’s personnel and the Advisor’s revenue and cost of providing services to the Fund, and a separate report prepared by an independent third party, which provided a statistical analysis comparing the Fund’s investment performance, expenses, and fees to comparable mutual funds.

The disinterested Trustees were separately represented by independent legal counsel with respect to their consideration of the reapproval of the Investment Advisory Agreement. Prior to voting, the disinterested Trustees reviewed the proposed continuance of the Investment Advisory Agreement with management and also met in private sessions with their counsel at which no representatives of management were present.

In the course of its deliberations regarding the Investment Advisory Agreement, the Board considered the following factors, among others: the nature, extent and quality of the services provided by the Advisor, including the personnel providing such services; the Advisor’s financial condition; the level and method of computing the Fund’s advisory

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fee; comparative performance, fee and expense information for the Fund; the profitability of the Calvert Family of Funds to the Advisor and its affiliates; the direct and indirect benefits, if any, derived by the Advisor and its affiliates from their relationship with the Fund; the effect of the Fund’s growth and size on the Fund’s performance and expenses; the affiliated distributor’s process for monitoring sales load breakpoints; the Advisor’s compliance programs and policies; the Advisor’s performance of substantially similar duties for other funds; and any possible conflicts of interest.

In considering the nature, extent and quality of the services provided by the Advisor under the Investment Advisory Agreement, the Board reviewed information provided by the Advisor relating to its operations and personnel, including, among other information, biographical information on the Advisor’s investment, supervisory and professional staff and descriptions of its organizational and management structure. The Board also took into account similar information provided periodically throughout the previous year by the Advisor as well as the Board’s familiarity with management through Board of Trustees’ meetings, discussions and other reports. The Board considered the Advisor’s management style and its performance in employing its investment strategies, as well as its current level of staffing and overall resources. The Board also noted that it reviewed on a quarterly basis information regarding the Advisor’s compliance with applicable policies and procedures, including those related to personal investing. The Advisor’s administrative capabilities, including its ability to supervise the other service providers for the Fund, were also considered. The Board observed that the scope of services provided by the Advisor generally had expanded over time as a result of regulatory, market and other changes. The Board concluded that it was satisfied with the nature, extent and quality of services provided to the Fund by the Advisor under the Investment Advisory Agreement.

In considering the Fund’s performance, the Board noted that it reviewed on a quarterly basis detailed information about the Fund’s performance results, portfolio composition and investment strategies. In addition, the Board took into account overall financial market conditions. The Board also reviewed various comparative data provided to it in connection with its consideration of the renewal of the Investment Advisory Agreement, including, among other information, a comparison of the Fund’s total return with its Lipper index and with that of other mutual funds deemed to be in its peer group by an independent third party in its report. This comparison indicated that the Fund performed below the median of its peer group for the one-, three- and five-year periods ended June 30, 2012. The data also indicated that the Fund underperformed its Lipper index for the one-, three- and five-year periods ended June 30, 2012. The Board took into account management’s discussion of the Fund’s performance and management’s continued monitoring of the Fund’s performance. The Board also noted that in September 2011, the Advisor had changed the composition of the Fund’s portfolio management team. Based upon its review, the Board concluded that appropriate action was being taken with respect to the Fund’s performance.

In considering the Fund’s fees and expenses, the Board compared the Fund’s fees and total expense ratio with various comparative data for the funds in its peer group. Among other findings, the data indicated that the Fund’s advisory fee was below the median of its peer group and that total expenses were above the median of its peer group. The Board

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noted that the allocation of advisory and administrative fees may vary among the Fund’s peer group. The Board also took into account the Advisor’s current undertaking to maintain expense limitations for the Fund’s Class I, Class R and Class Y shares and that the Advisor had reimbursed a portion of the Fund’s expenses. The Board noted that in 2011, the transfer agency fees paid by the Calvert Family of Funds had been renegotiated, resulting in an overall reduction in the transfer agency fees across the Calvert Family of Funds complex. Based upon its review, the Board determined that the advisory fee was reasonable in view of the quality of services received by the Fund from the Advisor and the other factors considered.

The Board reviewed the Advisor’s profitability on a fund-by-fund basis. In reviewing the overall profitability of the advisory fee to the Fund’s Advisor, the Board also considered the fact that affiliates of the Advisor provided shareholder servicing, administrative and distribution services to the Fund for which they received compensation. The information considered by the Board included Calvert’s operating profit margin information both before and after tax expenses with respect to the services that the Advisor and its affiliates provided to the Calvert Family of Funds complex. The Board reviewed the profitability of the Advisor’s relationship with the Fund in terms of the total amount of annual advisory fees it received with respect to the Fund and whether the Advisor had the financial wherewithal to continue to provide a high level of services to the Fund. The Board noted that the Advisor had reimbursed a portion of the Fund’s expenses. The Board also noted the Advisor’s current undertaking to maintain expense limitations for the Fund’s Class I, Class R and Class Y shares. The Board also considered that the Advisor derived benefits to its reputation and other indirect benefits from its relationship with the Fund. Based upon its review, the Board concluded that the Advisor’s and its affiliates’ level of profitability from their relationship with the Fund was reasonable.

The Board considered the effect of the Fund’s current size and its potential growth on its performance and fees. The Board took into account that the Fund’s advisory fee schedule contained breakpoints that would reduce the advisory fee rate on assets above specified levels as the Fund’s assets increased. The Board noted that the Fund had realized economies of scale in its advisory fee during the 9/30/11 fiscal year. The Board also noted that if the Fund’s assets increased over time, the Fund might realize other economies of scale if assets increased proportionally more than certain other expenses.

In reapproving the Investment Advisory Agreement, the Board, including the disinterested Trustees, did not identify any single factor as controlling, and each Trustee may have attributed different weight to various factors.

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CONCLUSIONS

The Board reached the following conclusions regarding the Investment Advisory Agreement, among others: (a) the Advisor has demonstrated that it possesses the capability and resources to perform the duties required of it under the Investment Advisory Agreement; (b) the Advisor maintains appropriate compliance programs; (c) appropriate action is being taken with respect to the performance of the Fund; (d) the Advisor is likely to execute its investment strategies consistently over time; and (e) the Fund’s advisory fee is reasonable relative to those of similar funds and to the services to be provided by the Advisor. Based on its conclusions, the Board determined that reapproval of the Investment Advisory Agreement would be in the best interests of the Fund and its shareholders.

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To Open an Account
800-368-2748

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(24 hours, 7 days a week)
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Shareholders: 800-368-2745
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Branch Office
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Registered, Certified
or Overnight Mail
Calvert Investments
c/o BFDS,
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Web Site
www.calvert.com

Principal Underwriter
Calvert Investment Distributors, Inc.
4550 Montgomery Avenue
Suite 1000 North
Bethesda, Maryland 20814

This report is intended to provide fund information to shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.

Note: The information on our website is not incorporated by reference into this report; our website address is included as an inactive textual reference only.

Investors should carefully consider the investment objectives, risks, charges and expenses of the Calvert Funds. This and other important information is contained in the fund’s summary prospectus and prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call Calvert at 800/368-2745 or visit www. calvert.com.

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If you’re new to online account access, click on Login/Register to open an online account. Once you’re in, click on the E-delivery sign-up at the bottom of the Account Portfolio page and follow the quick, easy steps. Note: if your shares are not held directly at Calvert but through a brokerage firm, you must contact your broker for electronic delivery options available through their firm.

Integration of Environmental, Social, and Governance Factors in Credit Analysis

As investors have rushed into riskier asset classes such as corporate bonds in search of yield, we have been improving and expanding our analysis of the corporate debt that we consider for purchase in the portfolios. Our team of credit analysts examines the financial condition of corporate bond issuers as well as the structure, terms, and covenants of specific bond issues. From a fundamental research standpoint, the credit analysts collaborate closely with Calvert’s sustainability research department analysts to evaluate a bond issuer’s environmental, social, and governance (ESG) risk factors. This robust ESG integration process helps us to identify, and may serve to lower the risks associated with, ESG factors across the fixed-income portfolios.

Investment Climate

The six-month reporting period featured strong performance by riskier asset classes such as U.S. equities and high-yield debt. The primary catalyst for this performance was the July pledge by the President of the European Central Bank to do whatever it took to defend the European Economic and Monetary Union (EMU). This statement ended yet another round of fear in global markets about the fate of the EMU. Since the first Greek debt crisis in May 2010, global markets experienced several rounds of fear about the EMU crisis. Each round ultimately required strong actions from political, economic, and monetary policymakers to settle the markets. The other catalyst for the strong returns of riskier asset classes was the action of the U.S. Federal Reserve (Fed) in September and December to further ease monetary policy.

Over the past four-and-a-half years, the major central banks around the world adopted increasingly unorthodox monetary policies that drove money-market rates toward zero percent and pushed down the yields available on longer-maturity high-quality bonds. These actions forced investors to search out yield and total-return opportunities in asset classes that are traditionally riskier, such as high-yield bonds and equities. The strong

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performance of these markets over the reporting period is evidence of the impact of these policies.

U.S. economic growth decelerated to a near standstill in the fourth quarter of 2012 as fears of the “fiscal cliff” curbed economic activity. The consensus forecast1 as of early April 2013 was for a return to modest growth of just over 2% for the first quarter of 2013. This would represent a typical post-Great Recession growth pace. The inflation and unemployment rates were little changed over the reporting period with the headline consumer price index (CPI) inflation rate unchanged at 2% as of February 2013 while the unemployment rate declined 0.2 percentage points to 7.6% in March.2

Over the reporting period, the Fed’s near-zero interest rate policy continued to anchor money market rates and short-term bond yields close to zero. The three-month Treasury bill and two-year Treasury note yields, for example, were nearly unchanged at 0.07% and 0.25%, respectively, at the end of the reporting period. The Fed’s government and government-related bond purchase program (popularly called QE for “quantitative easing”) reduced volatility in the U.S. bond market. Longer-term Treasury

CALVERT SHORT
DURATION INCOME
FUND
MARCH 31, 2013

INVESTMENT PERFORMANCE
(total return at NAV*)
	6 MONTHS	12 MONTHS
	ENDED	ENDED
	3/31/13	3/31/13
Class A	1.45%	5.12%
Class C	1.11%	4.40%
Class I	1.71%	5.66%
Class Y	1.63%	5.49%

Barclays 1-5 Year U.S.
Credit Index	1.13%	3.84%

Lipper Short Investment
Grade Debt Funds
Average	0.75%	2.53%

SEC YIELDS
	30 DAYS ENDED
	3/31/13	9/30/12
Class A	1.06%	1.42%
Class C	0.44%	0.67%
Class I	1.73%	1.98%
Class Y	1.47%	1.68%

yields, however, increased as fiscal cliff fears subsided early in 2013. The 10-year Treasury note yield rose 22 basis points3 over the course of the six-month period to 1.87%,4 ending near the middle of its multi-year trading range.

Benchmark yield indices for investment-grade and high-yield corporate bonds fell four basis points to 2.82% and 40 basis points to 5.91%,5 respectively, over the course of the reporting period. Soothing statements and actions by the major central banks were the primary reason riskier asset markets outperformed government bonds over the reporting period.

* Investment performance/return at NAV does not reflect the deduction of the Fund’s maximum 2.75% front-end sales charge or any deferred sales charge.

www.calvert.com CALVERT SHORT DURATION INCOME FUND SEMI-ANNUAL REPORT (UNAUDITED) 5

GROWTH OF $10,000

The graph below shows the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods. The results shown are for Class A shares and reflect the deduction of the maximum front-end sales charge of 2.75%, and assume the reinvestment of dividends. The result is compared with benchmarks that include a broad based market index and a Lipper peer group average. Market indexes are unmanaged and their results do not reflect the effect of expenses or sales charges. The Lipper average reflects the deduction of the category’s average front-end sales charge. The value of an investment in a different share class would be different.

All performance data shown, including the graph above and the adjacent table, represents past performance, does not guarantee future results, assumes reinvestment of dividends and distributions and does not reflect the deduction of taxes that a shareholder would pay on the Fund’s distributions or the redemption of the Fund shares. All performance data reflects fee waivers and/or expense limitations, if any are in effect; in their absence performance would be lower. See Note B in Notes to Financial Statements. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted; for current performance data visit www.calvert.com. The gross expense ratio from the current prospectus for Class A shares is 1.22%. This number may differ from the expense ratio shown elsewhere in this report because it is based on a different time period and, if applicable, does not include fee or expense waivers. Performance data quoted already reflects the deduction of the Fund’s operating expenses.

www.calvert.com CALVERT SHORT DURATION INCOME FUND SEMI-ANNUAL REPORT (UNAUDITED) 6

% OF TOTAL
ECONOMIC SECTORS	INVESTMENTS
Corporate	80.2%
Financial Institutions	35.1%
Industrial	42.0%
Utility	3.1%
Government Related	1.3%
Agency	0.1%
Local Authority	1.2%
Municipal	0.2%
Government Public Service	0.2%
Securitized	12.6%
Asset Backed Securities	5.5%
Collateralized Mortgage
Obligations	0.5%
Commercial Mortgage-Backed
Securities	3.8%
Covered	1.7%
Mortgage Backed
Passthrough	1.1%
Short-Term Investments	4.1%
Treasury	1.6%
Total	100%

Outlook

We expect policymakers to continue to periodically drive markets in 2013. The upcoming political fight over the U.S. debt ceiling could trigger one of those periods. Euro-area troubles will continue to offer the potential to create turbulent markets.

We expect 2013 U.S. gross domestic product (GDP) growth in the 2% to 2.5% range. Faster growth in the second half of 2013 should offset a first-half slowdown induced by fiscal policy. We expect consumer price inflation to remain comfortably below the Fed’s long-term target of 2%, while the unemployment rate should remain well above the Fed’s policy-action target of 6.5%.

CALVERT SHORT
DURATION INCOME
FUND
MARCH 31, 2013

AVERAGE ANNUAL TOTAL RETURNS

CLASS A SHARES	(with max. load)
One year	2.25%
Five year	3.58%
Ten year	4.30%
CLASS C SHARES	(with max. load)
One year	3.40%
Five year	3.39%
Ten year	3.75%

CLASS I SHARES*
One year	5.66%
Five year	4.68%
Ten year	5.05%
CLASS Y SHARES**
One year	5.49%
Five year	4.44%
Ten year	4.73%

*Note Regarding Class I Shares Total Returns: There were times during the reporting period when there were no shareholders in Class I. For purposes of reporting Average Annual Total Return, Class A performance at NAV (i.e. does not reflect deduction of the Class A front-end sales charge) is used during these periods in which there were no shareholders in Class I. For purposes of this Average Annual Total Return, the Class A performance at NAV was used during the period November 7, 2005 through April 21, 2006.

** Calvert Short Duration Income Fund first offered Class Y shares beginning on February 29, 2008. Performance prior to February 29, 2008 reflects the performance of Class A shares at net asset value (NAV). Actual Class Y share performance would have been different.

www.calvert.com CALVERT SHORT DURATION INCOME FUND SEMI-ANNUAL REPORT (UNAUDITED) 7

Money-market rates will likely remain near zero percent as the combination of low inflation and elevated unemployment rates should keep the Fed engaged in QE for the balance of the year. This support will act as a soft cap on longer-maturity bond yields. The Fed, however, may taper the pace of the QE buying in the fourth quarter of 2013. We expect the benchmark 10-year Treasury note yield to fluctuate in the broad 1.4% to 2.4% range it has occupied since October 2011.

In summary, monetary policy should remain very accommodative and the search for yield will continue. As a result, corporate bonds could potentially continue to outperform government debt.

May 2013

1. Forecast source: Wall Street Journal

2. Data source for CPI and unemployment rate: Bureau of Labor Statistics

3. A basis point is 0.01 percentage points.

4. Treasury yield data source: Federal Reserve

5. Corporate bond yield data source: Bank of America Merrill Lynch

www.calvert.com CALVERT SHORT DURATION INCOME FUND SEMI-ANNUAL REPORT (UNAUDITED) 8

SHAREHOLDER EXPENSE EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges and redemption fees; and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2012 to March 31, 2013).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

www.calvert.com CALVERT SHORT DURATION INCOME FUND SEMI-ANNUAL REPORT (UNAUDITED) 9

	BEGINNING	ENDING ACCOUNT	EXPENSES PAID
	ACCOUNT VALUE	VALUE	DURING PERIOD*
	10/1/12	3/31/13	10/1/12 - 3/31/13
CLASS A
Actual	$1,000.00	$1,014.45	$5.42
Hypothetical	$1,000.00	$1,019.55	$5.44
(5% return per
year before expenses)

CLASS C
Actual	$1,000.00	$1,011.11	$8.86
Hypothetical	$1,000.00	$1,016.12	$8.88
(5% return per
year before expenses)

CLASS I
Actual	$1,000.00	$1,017.08	$2.34
Hypothetical	$1,000.00	$1,022.61	$2.35
(5% return per
year before expenses)

CLASS Y
Actual	$1,000.00	$1,016.87	$3.61
Hypothetical	$1,000.00	$1,021.35	$3.62
(5% return per
year before expenses)

* Expenses are equal to the Fund’s annualized expense ratio of 1.08%, 1.77%, 0.47%, and 0.72% for Class A, Class C, Class I, and Class Y, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

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STATEMENT OF NET ASSETS
MARCH 31, 2013

	PRINCIPAL
ASSET-BACKED SECURITIES - 5.4%	AMOUNT	VALUE
American Credit Acceptance Receivables Trust, 1.45%, 4/16/18 (e) .	$12,150,000	$12,149,028
AmeriCredit Automobile Receivables Trust, 1.31%, 11/8/17	4,000,000	4,022,860
Chrysler Financial Auto Securitization Trust, 2.00%, 1/8/14	628,044	628,266
CPS Auto Trust:
1.82%, 12/16/19 (e)	2,716,829	2,729,408
1.31%, 6/15/20 (e)	2,430,000	2,428,561
DT Auto Owner Trust:
1.40%, 8/15/14 (e)	284,781	284,965
3.05%, 8/17/15 (e)	1,631,677	1,637,851
4.89%, 1/17/17 (e)	4,750,000	4,856,129
Exeter Automobile Receivables Trust, 3.18%, 3/15/17 (e)	3,770,000	3,818,558
First Investors Auto Owner Trust:
4.49%, 10/17/16 (e)	2,250,000	2,301,361
1.47%, 5/15/18 (e)	4,561,524	4,567,782
Hertz Vehicle Financing LLC, 1.83%, 8/25/19 (e)	5,000,000	5,017,370
HLSS Servicer Advance Receivables Backed Notes,
0.898%, 1/15/44 (e)	5,600,000	5,605,600
Navistar Financial Dealer Note Master Trust, 0.874%,
1/25/18 (e)(r)	5,700,000	5,700,000
Santander Consumer Acquired Receivables Trust, 2.01%,
8/15/16 (e)	7,312,912	7,372,512
Santander Drive Auto Receivables Trust:
1.33%, 5/15/17	3,000,000	3,016,329
1.94%, 3/15/18	3,640,000	3,683,695
Sierra Receivables Funding Co. LLC:
2.84%, 11/20/28 (e)	4,459,261	4,579,055
3.58%, 11/20/28 (e)	9,031,415	9,227,270
1.87%, 8/20/29 (e)	5,895,350	5,933,063
1.59%, 11/20/29 (e)	8,100,000	8,123,571
2.39%, 11/20/29 (e)	2,430,000	2,437,411
SVO VOI Mortgage Corp., 2.00%, 9/20/29 (e)	2,715,752	2,741,780

Total Asset-Backed Securities (Cost $102,720,939)		102,862,425

COLLATERALIZED MORTGAGE-BACKED
OBLIGATIONS (PRIVATELY ORIGINATED) - 0.7%
EverBank Mortgage Loan Trust, 2.25%, 3/25/43 (e)(r)	5,000,000	5,000,000
GMACM Mortgage Loan Trust, 5.50%, 10/25/33	360,623	361,968
JP Morgan Mortgage Trust, 3.00%, 3/1/43 (e)(r)	5,000,000	5,117,500
Springleaf Mortgage Loan Trust, 1.57%, 12/25/59 (e)(r)	2,866,292	2,875,247

Total Collateralized Mortgage-Backed Obligations
(Privately Originated) (Cost $13,331,165)		13,354,715

www.calvert.com CALVERT SHORT DURATION INCOME FUND SEMI-ANNUAL REPORT (UNAUDITED) 11

COMMERCIAL MORTGAGE-BACKED	PRINCIPAL
SECURITIES - 3.8%	AMOUNT	VALUE
BAMLL-DB Trust, 2.343%, 4/13/29 (e)	$207,132	$210,001
Banc of America Merrill Lynch Commercial Mortgage, Inc.:
5.563%, 6/10/39 (r)	1,722,100	1,792,172
4.576%, 7/10/42	927,572	928,747
COMM Mortgage Trust, 0.383%, 6/15/22 (e)(r)	11,117,945	10,954,489
Commercial Mortgage Asset Trust, 7.35%, 1/17/32 (r)	8,022,000	8,253,555
Commercial Mortgage Pass Through Certificates,
2.498%, 3/10/31 (e)	10,000,000	10,000,000
Extended Stay America Trust:
0.904%, 12/5/31 (e)(r)	5,000,000	5,004,250
2.278%, 12/5/31 (e)	4,900,000	4,982,065
3.604%, 12/5/31 (e)	6,040,000	6,126,457
GE Capital Commercial Mortgage Corp., 4.692%, 11/10/38 (r)	2,000,000	2,039,976
JP Morgan Chase Commercial Mortgage Securities Corp.,
5.299%, 6/12/41 (r)	679,268	692,954
Morgan Stanley Capital I Trust, 5.007%, 1/14/42	381,077	381,092
Morgan Stanley Dean Witter Capital I, 6.55%, 7/15/33	7,480,000	7,594,766
Motel 6 Trust:
1.948%, 10/5/25 (e)	2,130,000	2,134,773
2.743%, 10/5/25 (e)	2,130,000	2,139,153
3.139%, 10/5/25 (e)	1,745,000	1,756,063
RREF 2013 LT1 LLC, 2.833%, 5/22/28	3,240,000	3,240,000
Wells Fargo Commercial Mortgage Trust, 2.80%, 3/18/28 (e)(r)	5,000,000	5,083,600

Total Commercial Mortgage-Backed Securities
(Cost $74,011,638)		73,314,113

CORPORATE BONDS - 81.6%
99¢ Only Stores, 11.00%, 12/15/19	1,500,000	1,721,250
AbbVie, Inc.:
1.056%, 11/6/15 (e)(r)	2,000,000	2,028,912
1.20%, 11/6/15 (e)	3,000,000	3,023,307
1.75%, 11/6/17 (e)	2,000,000	2,024,322
Actavis, Inc., 1.875%, 10/1/17	1,000,000	1,011,662
Aetna, Inc., 1.50%, 11/15/17	1,000,000	1,002,403
Affiliated Computer Services, Inc., 5.20%, 6/1/15	3,000,000	3,215,442
Alcoa, Inc.:
6.00%, 7/15/13	2,250,000	2,283,363
6.75%, 7/15/18	4,000,000	4,568,988
Alliance Mortgage Investments, Inc.:
12.61%, 6/1/10 (b)(r)(x)*	385,345	—
15.36%, 12/1/10 (b)(r)(x)*	259,801	—
America Movil SAB de CV, 2.375%, 9/8/16	2,250,000	2,314,512
American Express Centurion Bank:
0.743%, 11/13/15 (r)	6,150,000	6,166,119
0.875%, 11/13/15	2,000,000	1,999,946
American Express Credit Corp., 1.38%, 6/12/15 (r)	2,500,000	2,536,782
American International Group, Inc.:
4.25%, 5/15/13	9,081,000	9,120,066
3.75%, 11/30/13 (e)	3,900,000	3,979,580
4.25%, 9/15/14	4,000,000	4,189,860
3.00%, 3/20/15	3,000,000	3,112,455

www.calvert.com CALVERT SHORT DURATION INCOME FUND SEMI-ANNUAL REPORT (UNAUDITED) 12

	PRINCIPAL
CORPORATE BONDS - CONT’D	AMOUNT	VALUE
American International Group, Inc. (Cont’d):
5.05%, 10/1/15	$3,650,000	$3,998,480
5.60%, 10/18/16	2,000,000	2,272,596
American Tower Corp.:
4.50%, 1/15/18	2,420,000	2,661,506
5.90%, 11/1/21	3,500,000	4,100,992
Amgen, Inc.:
1.875%, 11/15/14	2,000,000	2,039,462
2.50%, 11/15/16	1,550,000	1,626,499
Anadarko Petroleum Corp., 6.375%, 9/15/17	2,400,000	2,864,669
Anglo American Capital plc, 2.15%, 9/27/13 (e)	5,246,000	5,274,853
Anheuser-Busch InBev Finance, Inc., 1.25%, 1/17/18	5,000,000	4,991,875
Antero Resources Finance Corp., 6.00%, 12/1/20 (e)	2,000,000	2,090,000
Apache Corp., 1.75%, 4/15/17	1,000,000	1,017,427
ArcelorMittal:
5.375%, 6/1/13	7,500,000	7,547,250
4.25%, 2/25/15	2,000,000	2,067,500
5.00%, 2/25/17	3,000,000	3,139,500
AT&T, Inc.:
0.875%, 2/13/15	5,000,000	5,010,045
2.50%, 8/15/15	3,000,000	3,116,007
2.95%, 5/15/16	6,000,000	6,347,850
2.40%, 8/15/16	8,000,000	8,341,672
Atlantic Mutual Insurance Co., 8.15%, 2/15/28 (b)(e)(p)*	350,000	—
Avis Budget Car Rental LLC, 2.79%, 5/15/14 (r)	3,000,000	3,000,030
Avis Budget Car Rental LLC / Avis Budget Finance, Inc.,
8.25%, 1/15/19	1,044,000	1,157,535
Avon Products, Inc., 5.625%, 3/1/14	2,000,000	2,086,362
Bank of America Corp.:
0.61%, 9/15/14 (r)	1,400,000	1,396,073
5.25%, 12/1/15	2,000,000	2,171,052
0.62%, 8/15/16 (r)	4,500,000	4,357,890
2.00%, 1/11/18	6,600,000	6,568,604
1.354%, 3/22/18 (r)	5,000,000	4,995,165
3.30%, 1/11/23	1,000,000	986,059
Bank of America NA:
0.56%, 6/15/16 (r)	5,000,000	4,865,965
5.30%, 3/15/17	22,400,000	25,098,730
0.58%, 6/15/17 (r)	12,287,000	11,815,486
Bank of New York Mellon Corp., 1.70%, 11/24/14	7,200,000	7,335,770
Bank of Nova Scotia, 1.85%, 1/12/15	6,350,000	6,490,367
Becton Dickinson and Co., 1.75%, 11/8/16	2,000,000	2,054,008
BellSouth Corp., 4.02%, 4/26/21 (e)	7,800,000	7,816,411
Berkshire Hathaway Finance Corp., 3.00%, 5/15/22	5,000,000	5,096,455
Berkshire Hathaway, Inc., 1.90%, 1/31/17	3,000,000	3,094,773
BHP Billiton Finance USA Ltd.:
1.125%, 11/21/14	5,000,000	5,055,185
1.875%, 11/21/16	5,000,000	5,156,790
1.625%, 2/24/17	4,000,000	4,071,328
BNSF Funding Trust I, 6.613% to 1/15/26, floating rate
thereafter to 12/15/55 (r)	8,869,000	10,155,005
BP Capital Markets plc, 1.846%, 5/5/17	5,000,000	5,125,460

www.calvert.com CALVERT SHORT DURATION INCOME FUND SEMI-ANNUAL REPORT (UNAUDITED) 13

	PRINCIPAL
CORPORATE BONDS - CONT’D	AMOUNT	VALUE
Burger King Corp., 9.875%, 10/15/18	$1,500,000	$1,723,125
Caisse Centrale Desjardins du Quebec, 2.55%, 3/24/16 (e)	5,000,000	5,274,000
Cantor Fitzgerald LP:
6.375%, 6/26/15 (e)	8,835,000	8,948,812
7.875%, 10/15/19 (e)	9,050,000	9,408,851
Capital One Financial Corp.:
1.454%, 7/15/14 (r)	5,000,000	5,054,335
2.15%, 3/23/15	3,500,000	3,571,774
0.936%, 11/6/15 (r)	2,000,000	2,012,384
1.00%, 11/6/15	3,500,000	3,486,980
3.15%, 7/15/16	8,000,000	8,494,288
6.15%, 9/1/16	3,800,000	4,368,404
Carrols Restaurant Group, Inc., 11.25%, 5/15/18	1,500,000	1,689,375
Case New Holland, Inc., 7.75%, 9/1/13	5,000,000	5,120,000
Caterpillar Financial Services Corp.:
1.125%, 12/15/14	5,000,000	5,058,280
0.70%, 11/6/15	2,000,000	2,001,742
1.25%, 11/6/17	1,000,000	1,002,001
Cemex SAB de CV, 5.311%, 9/30/15 (e)(r)	12,100,000	12,538,625
CenturyLink, Inc.:
5.625%, 4/1/20	500,000	511,250
5.80%, 3/15/22	9,250,000	9,365,625
Checkers Drive-In Restaurants, Inc., 11.00%, 12/1/17 (e)	1,500,000	1,569,375
Chesapeake Energy Corp., 3.25%, 3/15/16	4,400,000	4,449,500
Chevron Corp., 1.104%, 12/5/17	3,000,000	3,002,541
CIT Group, Inc.:
4.75%, 2/15/15 (e)	5,675,000	5,944,562
5.00%, 5/15/17	2,000,000	2,145,000
4.25%, 8/15/17	1,700,000	1,776,500
5.25%, 3/15/18	1,500,000	1,620,000
Citigroup, Inc.:
5.50%, 4/11/13	5,000,000	5,005,830
0.406%, 3/7/14 (r)	13,750,000	13,714,896
6.375%, 8/12/14	3,940,000	4,222,384
2.65%, 3/2/15	5,500,000	5,651,894
4.75%, 5/19/15	65,000	69,724
4.587%, 12/15/15	3,309,000	3,586,853
1.25%, 1/15/16	3,000,000	2,996,385
3.953%, 6/15/16	9,000,000	9,697,653
4.45%, 1/10/17	11,500,000	12,660,764
Colgate-Palmolive Co., 1.30%, 1/15/17	3,425,000	3,481,608
ConAgra Foods, Inc.:
1.35%, 9/10/15	2,000,000	2,014,582
1.90%, 1/25/18	2,000,000	2,019,772
2.10%, 3/15/18	2,000,000	2,034,476
Constellation Brands, Inc., 7.25%, 9/1/16	1,500,000	1,702,500
Costco Wholesale Corp., 1.70%, 12/15/19	3,000,000	2,999,025

www.calvert.com CALVERT SHORT DURATION INCOME FUND SEMI-ANNUAL REPORT (UNAUDITED) 14

	PRINCIPAL
CORPORATE BONDS - CONT’D	AMOUNT	VALUE
Crown Castle Towers LLC:
3.214%, 8/15/35 (e)	$3,000,000	$3,129,894
5.495%, 1/15/37 (e)	4,000,000	4,578,688
4.174%, 8/15/37 (e)	5,500,000	6,083,248
4.883%, 8/15/40 (e)	2,960,000	3,407,025
CVS Pass-Through Trust:
5.789%, 1/10/26 (e)	5,039,984	5,701,482
6.036%, 12/10/28	2,749,780	3,225,948
Daimler Finance North America LLC:
0.894%, 3/28/14 (e)(r)	8,000,000	8,020,168
1.875%, 9/15/14 (e)	1,500,000	1,521,976
2.625%, 9/15/16 (e)	3,000,000	3,128,088
DDR Corp., 4.75%, 4/15/18	8,265,000	9,137,263
Delta Air Lines Pass Through Trust, 6.75%, 5/23/17	2,750,000	2,894,375
Deutsche Telekom International Finance BV, 2.25%, 3/6/17 (e)	4,000,000	4,097,740
Devon Energy Corp., 1.875%, 5/15/17	2,000,000	2,019,440
Discover Bank, 8.70%, 11/18/19	2,107,000	2,815,357
Discover Financial Services:
6.45%, 6/12/17	4,175,000	4,891,672
3.85%, 11/21/22	3,783,000	3,893,796
DISH DBS Corp., 4.625%, 7/15/17	3,000,000	3,112,500
Dow Chemical Co., 3.00%, 11/15/22	4,000,000	3,931,208
Dr Pepper Snapple Group, Inc., 2.60%, 1/15/19	3,000,000	3,113,622
Duke Energy Carolinas LLC, 1.75%, 12/15/16	3,000,000	3,092,133
Duke Realty LP:
4.625%, 5/15/13	2,750,000	2,762,229
6.25%, 5/15/13	7,967,000	8,017,949
Eastman Chemical Co., 2.40%, 6/1/17	2,000,000	2,076,024
Eaton Corp., 0.95%, 11/2/15 (e)	3,000,000	3,014,076
Ecolab, Inc., 3.00%, 12/8/16	5,000,000	5,314,855
Empire Today LLC / Empire Today Finance Corp.,
11.375%, 2/1/17 (e)	2,300,000	2,394,875
Enterprise Products Operating LLC:
5.90%, 4/15/13	6,500,000	6,510,654
7.034% to 1/15/18, floating rate thereafter to 1/15/68 (r)	22,805,000	26,453,800
ERP Operating LP, 5.25%, 9/15/14	6,811,000	7,252,564
Esplanade Theatres LLC VRDN, 0.31%, 11/1/42 (r)†	3,910,000	3,910,000
Express Scripts Holding Co.:
2.75%, 11/21/14	2,500,000	2,574,972
2.10%, 2/12/15	3,000,000	3,064,728
FBG Finance Ltd., 5.125%, 6/15/15 (e)	6,150,000	6,694,084
FGI Operating Co. LLC / FGI Finance, Inc., 7.875%, 5/1/20 (e)	5,150,000	5,407,500
Fifth Third Bancorp, 0.70%, 12/20/16 (r)	12,000,000	11,813,136
First Niagara Financial Group, Inc., 6.75%, 3/19/20	1,500,000	1,797,920
Ford Motor Credit Co. LLC:
3.875%, 1/15/15	3,000,000	3,118,698
2.75%, 5/15/15	4,000,000	4,083,056
4.207%, 4/15/16	23,550,000	25,069,305
3.984%, 6/15/16	4,000,000	4,237,820
4.25%, 2/3/17	4,600,000	4,922,837
Foster’s Finance Corp., 4.875%, 10/1/14 (e)	8,880,000	9,423,616
Four Fishers LLC VRDN, 0.40%, 4/1/24 (r)†	4,490,000	4,490,000

www.calvert.com CALVERT SHORT DURATION INCOME FUND SEMI-ANNUAL REPORT (UNAUDITED) 15

	PRINCIPAL
CORPORATE BONDS - CONT’D	AMOUNT	VALUE
Freeport-McMoRan Copper & Gold, Inc.:
1.40%, 2/13/15	$4,000,000	$4,028,972
2.375%, 3/15/18 (e)	2,000,000	2,008,356
3.10%, 3/15/20 (e)	2,000,000	2,006,680
General Electric Capital Corp.:
2.15%, 1/9/15	3,000,000	3,076,443
1.00%, 12/11/15	1,000,000	1,006,214
1.00%, 1/8/16	3,000,000	3,001,296
2.95%, 5/9/16	5,000,000	5,285,210
3.35%, 10/17/16	7,000,000	7,516,369
2.30%, 4/27/17	9,000,000	9,313,650
1.60%, 11/20/17	2,000,000	2,007,562
0.993%, 4/2/18 (r)	5,000,000	4,995,130
2.10%, 12/11/19	1,000,000	1,016,598
General Electric Capital Corp. / LJ VP Holdings LLC,
3.80%, 6/18/19 (e)	5,000,000	5,381,940
Gilead Sciences, Inc.:
2.40%, 12/1/14	2,000,000	2,055,172
3.05%, 12/1/16	3,000,000	3,211,116
Goldcorp, Inc., 2.125%, 3/15/18	1,000,000	1,003,276
Goldman Sachs Group, Inc.:
1.60%, 11/23/15	2,000,000	2,018,314
5.35%, 1/15/16	12,000,000	13,273,944
3.625%, 2/7/16	4,300,000	4,566,570
0.734%, 3/22/16 (r)	6,000,000	5,931,702
6.15%, 4/1/18	7,600,000	8,955,589
3.625%, 1/22/23	3,000,000	3,021,099
Graphic Packaging International, Inc., 9.50%, 6/15/17	2,650,000	2,815,625
Great River Energy, 5.829%, 7/1/17 (e)	11,157,088	12,109,992
Harley-Davidson Financial Services, Inc., 1.15%, 9/15/15 (e)	3,000,000	3,010,425
Hartford Financial Services Group, Inc., 4.00%, 10/15/17	5,000,000	5,537,720
HCA, Inc., 6.75%, 7/15/13	3,600,000	3,651,750
Health Care REIT, Inc., 3.625%, 3/15/16	1,000,000	1,059,483
Hercules Offshore, Inc., 7.125%, 4/1/17 (e)	3,000,000	3,232,500
Hewlett-Packard Co., 1.83%, 9/19/14 (r)	8,000,000	8,078,896
Hospira, Inc., 6.40%, 5/15/15	3,000,000	3,302,028
HP Enterprise Services LLC, 6.00%, 8/1/13	11,900,000	12,104,537
HSBC Bank plc:
1.625%, 8/12/13 (e)	4,395,000	4,415,692
1.103%, 1/17/14 (e)(r)	9,500,000	9,555,575
HSBC USA, Inc., 2.375%, 2/13/15	2,000,000	2,057,840
Hyundai Capital Services, Inc., 3.50%, 9/13/17 (e)	3,000,000	3,192,408
Innovation Ventures LLC / Innovation Ventures Finance Corp.,
9.50%, 8/15/19 (e)	5,250,000	4,423,125
International Business Machines Corp.:
0.875%, 10/31/14	3,500,000	3,527,951
0.55%, 2/6/15	5,000,000	5,007,690
1.95%, 7/22/16	5,000,000	5,186,365
International Finance Corp., 0.50%, 5/16/16	450,000	449,943

www.calvert.com CALVERT SHORT DURATION INCOME FUND SEMI-ANNUAL REPORT (UNAUDITED) 16

	PRINCIPAL
CORPORATE BONDS - CONT’D	AMOUNT	VALUE
International Lease Finance Corp.:
5.875%, 5/1/13	$3,000,000	$3,011,700
6.50%, 9/1/14 (e)	5,000,000	5,325,000
4.875%, 4/1/15	4,750,000	4,981,562
iPCS, Inc., 2.424%, 5/1/13 (r)	2,500,000	2,497,000
Jefferies Group LLC, 5.125%, 4/13/18	6,500,000	7,085,000
John Deere Capital Corp.:
1.25%, 12/2/14	1,860,000	1,885,359
2.00%, 1/13/17	4,000,000	4,141,112
JPMorgan Chase & Co.:
3.15%, 7/5/16	8,000,000	8,482,280
2.00%, 8/15/17	10,000,000	10,182,840
1.201%, 1/25/18 (r)	5,000,000	5,032,875
1.80%, 1/25/18	8,000,000	8,042,272
JPMorgan Chase Bank, 0.61%, 6/13/16 (r)	5,850,000	5,756,810
Kansas City Southern de Mexico SA de CV, 8.00%, 2/1/18	4,550,000	4,970,875
Kenan Advantage Group, Inc., 8.375%, 12/15/18 (e)	2,000,000	2,100,000
KeyBank, 5.80%, 7/1/14	7,500,000	7,960,809
Kia Motors Corp., 3.625%, 6/14/16 (e)	5,850,000	6,185,018
Kinder Morgan Energy Partners LP, 3.45%, 2/15/23	3,000,000	3,032,124
Kraft Foods Group, Inc.:
1.625%, 6/4/15	1,000,000	1,015,407
2.25%, 6/5/17	2,000,000	2,074,834
Kratos Defense & Security Solutions, Inc., 10.00%, 6/1/17	2,027,000	2,229,700
Lender Processing Services, Inc., 5.75%, 4/15/23	2,050,000	2,137,125
Leucadia National Corp., 8.125%, 9/15/15	4,200,000	4,761,750
Lockheed Martin Corp., 2.125%, 9/15/16	2,000,000	2,077,216
LyondellBasell Industries NV, 5.00%, 4/15/19	4,500,000	5,085,000
Masco Corp.:
4.80%, 6/15/15	10,500,000	11,056,679
5.85%, 3/15/17	3,010,000	3,326,658
Mastro’s Restaurants LLC/RRG Finance Corp.,
12.00%, 6/1/17 (e)	4,062,333	4,448,255
Merrill Lynch & Co., Inc.:
5.70%, 5/2/17	5,000,000	5,580,895
6.40%, 8/28/17	5,000,000	5,868,460
MetLife Institutional Funding II, 1.205%, 4/4/14 (e)(r)	10,000,000	10,081,460
Metropolitan Life Global Funding I, 1.50%, 1/10/18 (e)	6,000,000	6,026,166
MGM Resorts International, 6.75%, 4/1/13	2,000,000	2,000,000
Microsoft Corp., 0.875%, 11/15/17	1,000,000	996,393
Molson Coors Brewing Co., 2.00%, 5/1/17	1,000,000	1,023,496
Morgan Stanley:
0.784%, 10/15/15 (r)	5,750,000	5,654,602
1.538%, 2/25/16 (r)	2,500,000	2,510,652
1.75%, 2/25/16	2,500,000	2,519,468
3.80%, 4/29/16	5,000,000	5,304,620
6.25%, 8/28/17	22,200,000	25,836,049
National Oilwell Varco, Inc., 1.35%, 12/1/17	1,000,000	1,004,283
Nationwide Health Properties, Inc.:
6.90%, 10/1/37	8,890,000	10,786,646
6.59%, 7/7/38	1,300,000	1,546,336
NBCUniversal Enterprise, Inc., 1.974%, 4/15/19 (e)	2,000,000	2,005,534

www.calvert.com CALVERT SHORT DURATION INCOME FUND SEMI-ANNUAL REPORT (UNAUDITED) 17

	PRINCIPAL
CORPORATE BONDS - CONT’D	AMOUNT	VALUE
NBCUniversal Media LLC:
2.875%, 4/1/16	$5,000,000	$5,267,690
4.375%, 4/1/21	5,000,000	5,625,755
NetApp, Inc., 2.00%, 12/15/17	3,000,000	3,016,761
New York Life Global Funding, 1.65%, 5/15/17 (e)	3,050,000	3,095,713
NII Capital Corp.:
10.00%, 8/15/16	6,500,000	5,833,750
7.625%, 4/1/21	17,470,000	12,578,400
NII International Telecom Sarl, 11.375%, 8/15/19 (e)	2,000,000	2,090,000
Nissan Motor Acceptance Corp., 1.95%, 9/12/17 (e)	5,000,000	5,073,645
Noble Holding International Ltd., 2.50%, 3/15/17	2,000,000	2,056,612
NuStar Pipeline Operating Partnership LP, 5.875%, 6/1/13	8,956,000	9,008,393
OSL Santa Rosa Fountaingrove LLC VRDN, 0.284%, 2/1/52 (r)†	5,000,000	5,000,000
Penske Truck Leasing Co. LP / PTL Finance Corp.:
3.125%, 5/11/15 (e)	2,000,000	2,069,374
2.50%, 3/15/16 (e)	5,000,000	5,121,280
3.75%, 5/11/17 (e)	3,000,000	3,213,861
Permian Holdings, Inc., 10.50%, 1/15/18 (e)	2,000,000	2,060,000
Pernod-Ricard SA:
2.95%, 1/15/17 (e)	5,000,000	5,251,475
4.25%, 7/15/22 (e)	2,000,000	2,165,924
Pioneer Natural Resources Co., 5.875%, 7/15/16	14,450,000	16,341,433
Prudential Covered Trust, 2.997%, 9/30/15 (e)	1,900,000	1,980,989
Qwest Communications International, Inc., 7.125%, 4/1/18	1,419,000	1,475,760
Qwest Corp., 3.53%, 6/15/13 (r)	6,230,000	6,251,780
Regions Financial Corp., 5.75%, 6/15/15	7,750,000	8,409,525
Rio Tinto Finance USA plc:
1.125%, 3/20/15	3,000,000	3,018,021
2.00%, 3/22/17	7,000,000	7,155,400
Royal Bank of Canada, 1.20%, 9/19/17	20,210,000	20,275,743
Ryder System, Inc., 3.15%, 3/2/15	4,000,000	4,150,520
SABMiller Holdings, Inc., 2.45%, 1/15/17 (e)	22,000,000	22,901,846
Safeway, Inc.:
1.78%, 12/12/13 (r)	9,000,000	9,054,936
6.25%, 3/15/14	2,268,000	2,378,821
3.40%, 12/1/16	2,000,000	2,108,924
Sherwin-Williams Co., 1.35%, 12/15/17	2,000,000	2,007,722
Simon Property Group LP:
5.25%, 12/1/16	2,000,000	2,275,622
2.80%, 1/30/17	5,000,000	5,269,245
Spencer Spirit Holdings, Inc., 11.00%, 5/1/17 (e)	12,460,000	13,612,550
SSIF Nevada LP, 1.005%, 4/14/14 (e)(r)	4,030,000	4,054,075
St. Jude Medical, Inc., 2.50%, 1/15/16	920,000	954,329
SunTrust Bank, 0.578%, 8/24/15 (r)	5,650,000	5,563,041
SunTrust Banks, Inc., 3.50%, 1/20/17	2,500,000	2,676,875
SUPERVALU, Inc.:
7.50%, 11/15/14	1,750,000	1,756,580
8.00%, 5/1/16	5,000,000	5,200,000
Symantec Corp.:
2.75%, 9/15/15	2,710,000	2,803,378
2.75%, 6/15/17	5,000,000	5,156,455

www.calvert.com CALVERT SHORT DURATION INCOME FUND SEMI-ANNUAL REPORT (UNAUDITED) 18

	PRINCIPAL
CORPORATE BONDS - CONT’D	AMOUNT	VALUE
Telefonica Emisiones SAU:
2.582%, 4/26/13	$18,043,000	$18,060,772
3.992%, 2/16/16	2,770,000	2,887,282
TESCO plc, 2.00%, 12/5/14 (e)	3,000,000	3,055,437
The Coca-Cola Co., 1.80%, 9/1/16	930,000	961,422
The Interpublic Group of Co.’s, Inc., 10.00%, 7/15/17	6,230,000	6,681,675
Thermo Fisher Scientific, Inc., 3.15%, 1/15/23	6,000,000	5,965,308
TIERS Trust, 8.45%, 12/1/17 (b)(e)(n)*	658,859	—
Time Warner Cable, Inc., 4.00%, 9/1/21	5,000,000	5,335,025
Time Warner, Inc., 3.40%, 6/15/22	3,000,000	3,093,564
Toronto-Dominion Bank, 2.20%, 7/29/15 (e)	7,000,000	7,263,200
Total Capital International SA, 1.55%, 6/28/17	3,000,000	3,048,834
Toyota Motor Credit Corp., 2.05%, 1/12/17	7,600,000	7,861,919
Toys R Us Property Co. I LLC, 10.75%, 7/15/17	4,118,000	4,431,998
Transocean, Inc., 3.80%, 10/15/22	2,500,000	2,462,792
United Airlines, Inc., 6.75%, 9/15/15 (e)	3,000,000	3,142,500
United Technologies Corp., 1.80%, 6/1/17	2,000,000	2,062,974
UnitedHealth Group, Inc., 1.875%, 11/15/16	2,000,000	2,065,322
US Bank, 3.778% to 4/29/15, floating rate thereafter
to 4/29/20 (r)	35,979,000	37,906,431
Ventas Realty LP / Ventas Capital Corp.:
4.00%, 4/30/19	2,000,000	2,182,678
2.70%, 4/1/20	3,000,000	3,009,966
Verizon Communications, Inc.:
1.25%, 11/3/14	2,500,000	2,530,880
2.00%, 11/1/16	10,000,000	10,320,560
Viacom, Inc., 2.50%, 12/15/16	2,000,000	2,083,896
Virgin Media Finance plc:
4.875%, 2/15/22	1,000,000	1,012,500
5.25%, 2/15/22	3,000,000	3,048,750
Volkswagen International Finance NV, 0.918%, 4/1/14 (e)(r)	5,000,000	5,007,750
Wabtec Corp., 6.875%, 7/31/13	790,000	801,850
Wachovia Bank NA, 0.61%, 3/15/16 (r)	6,200,000	6,125,154
Wachovia Capital Trust III, 5.57%, 12/31/49 (r)	32,587,000	32,701,054
Walt Disney Co.:
0.875%, 12/1/14	3,950,000	3,982,603
1.125%, 2/15/17	3,000,000	3,002,256
WellPoint, Inc.:
1.25%, 9/10/15	1,000,000	1,008,268
1.875%, 1/15/18	2,000,000	2,025,616
Western Union Co., 2.875%, 12/10/17	2,250,000	2,283,554
Willis North America, Inc., 5.625%, 7/15/15	6,691,000	7,256,731
Windstream Corp., 8.125%, 8/1/13	5,100,000	5,202,000
Xerox Corp.:
4.25%, 2/15/15	2,750,000	2,896,690
2.95%, 3/15/17	3,000,000	3,089,826
Xstrata Finance Canada Ltd.:
2.85%, 11/10/14 (e)	11,302,000	11,583,307
1.80%, 10/23/15 (e)	4,000,000	4,045,456
Yara International ASA, 5.25%, 12/15/14 (e)	5,250,000	5,602,412
Zimmer Holdings, Inc., 1.40%, 11/30/14	4,000,000	4,027,816
Zoetis, Inc., 1.875%, 2/1/18 (e)	2,750,000	2,767,730

Total Corporate Bonds (Cost $1,496,043,667)		1,555,232,679

www.calvert.com CALVERT SHORT DURATION INCOME FUND SEMI-ANNUAL REPORT (UNAUDITED) 19

	PRINCIPAL
COMMERCIAL PAPER - 0.6%	AMOUNT	VALUE
Wyndham Worldwide Corp., 0.85%, 4/18/13 (e)	$10,500,000	$10,495,785

Total Commercial Paper (Cost $10,495,785)		10,495,785

FLOATING RATE LOANS(d) - 1.3%
BJ’s Wholesale Club Inc., 4.25%, 9/26/19 (r)	3,000,000	3,012,189
Dell Inc.:
5.00%, 2/28/14 (r)	6,646,150	6,612,919
6.25%, 2/5/21 (r)	4,153,850	4,133,081
Dunkin’ Brands, Inc., 3.75%, 2/11/20 (r)	6,000,000	6,066,252
HJ Heinz Co., 5.00%, 2/14/14 (r)	4,000,000	4,000,000
SUPERVALU, Inc., 6.25%, 3/21/19 (r)	1,500,000	1,524,375

Total Floating Rate Loans (Cost $25,270,000)		25,348,816

MUNICIPAL OBLIGATIONS - 2.9%
Albany New York IDA Civic Facilities Revenue VRDN,
0.57%, 5/1/27 (r)†	1,965,000	1,965,000
California Statewide Communities Development
Authority MFH Revenue VRDN:†
0.17%, 3/15/34 (r)	285,000	285,000
0.14%, 10/15/34 (r)	3,220,000	3,220,000
California Statewide Communities Development Authority
Revenue Bonds, Zero Coupon, 6/1/13	3,190,000	3,174,273
Collier County Florida HFA MFH Revenue VRDN, 0.13%,
7/15/34 (r) †	1,200,000	1,200,000
Florida Housing Finance Corp. MFH Revenue VRDN,
Series B, 0.25%, 10/15/32 (r)†	1,700,000	1,700,000
Milpitas California MFH Revenue VRDN, 0.15%, 8/15/33 (r)†	1,900,000	1,900,000
Ness Family Partners LP VRDN, 0.51%, 9/1/34 (r)†	1,200,000	1,200,000
Nevada Housing Division Revenue VRDN, 0.12%, 4/15/39 (r)†	2,300,000	2,300,000
New Britain Connecticut GO Revenue VRDN,
0.28%, 2/1/26 (r)†	2,600,000	2,600,000
New York City GO VRDN, 0.14%, 4/1/42 (r)†	3,500,000	3,500,000
New York City Housing Development Corp. MFH Mortgage
Revenue VRDN, 0.12%, 5/15/39 (r)†	200,000	200,000
New York City Housing Development Corp. MFH Rent
Revenue VRDN, 0.16%, 11/15/35 (r)†	1,000,000	1,000,000
New York City Housing Development Corp. MFH
Revenue VRDN:†
0.16%, 6/15/34 (r)	1,100,000	1,100,000
0.16%, 11/15/37 (r)	2,485,000	2,485,000
New York State HFA Revenue VRDN:†
0.16%, 5/15/33 (r)	1,000,000	1,000,000
0.16%, 5/15/36 (r)	1,800,000	1,800,000
0.25%, 5/15/37 (r)	400,000	400,000
0.16%, 11/15/38 (r)	475,000	475,000
Pittsburgh and Allegheny County Sports & Exhibition Authority
Revenue VRDN, 0.60%, 11/1/39 (r)†	6,000,000	6,000,000

www.calvert.com CALVERT SHORT DURATION INCOME FUND SEMI-ANNUAL REPORT (UNAUDITED) 20

	PRINCIPAL
MUNICIPAL OBLIGATIONS - CONT’D	AMOUNT	VALUE
Rhode Island Student Loan Authority Revenue VRDN,
0.14%, 6/1/52 (r)†	$2,800,000	$2,800,000
Rural Electric Cooperative Grantor Trust Certificates VRDN,
0.23%, 12/18/17 (r)†	12,400,000	12,400,000
Union County Arkansas Industrial Development Revenue
VRDN, 0.43%, 10/1/27 (r)†	2,000,000	2,000,000

Total Municipal Obligations (Cost $54,689,981)		54,704,273

SOVEREIGN GOVERNMENT BONDS - 1.2%
Province of Ontario Canada, 1.65%, 9/27/19	22,245,000	22,218,306

Total Sovereign Government Bonds (Cost $22,320,642)		22,218,306

TIME DEPOSIT - 0.8%
State Street Bank Time Deposit, 0.12%, 4/1/13	14,721,328	14,721,328

Total Time Deposit (Cost $14,721,328)		14,721,328

U.S. GOVERNMENT AGENCIES AND INSTRUMENTALITIES - 0.1%
COP I LLC, 3.613%, 12/5/21	2,316,717	2,543,105

Total U.S. Government Agencies and Instrumentalities
(Cost $2,316,716)		2,543,105

U.S. GOVERNMENT AGENCY
MORTGAGE-BACKED SECURITIES - 1.1%
Fannie Mae, 3.00%, 4/3/13	20,995,000	21,654,373

Total U.S. Government Agency Mortgage-Backed
Securities (Cost $21,670,777)		21,654,373

U.S. TREASURY OBLIGATIONS - 1.6%
United States Treasury Notes:
0.25%, 3/31/15	1,800,000	1,800,140
0.375%, 3/15/16	5,600,000	5,603,500
0.75%, 2/28/18	1,710,000	1,709,600
2.00%, 2/15/23	21,840,000	22,116,407

Total U.S. Treasury Obligations (Cost $30,996,605)		31,229,647

www.calvert.com CALVERT SHORT DURATION INCOME FUND SEMI-ANNUAL REPORT (UNAUDITED) 21

EQUITY SECURITIES - 0.3%	SHARES	VALUE
Woodbourne Capital:
Trust I, Preferred (b)(e)	2,125,000	$1,157,275
Trust II, Preferred (b)(e)	2,125,000	1,157,275
Trust III, Preferred (b)(e)	3,125,000	1,701,875
Trust IV, Preferred (b)(e)	3,125,000	1,701,875

Total Equity Securities (Cost $5,937,607)		5,718,300

TOTAL INVESTMENTS (Cost $1,874,526,850) - 101.4%.		1,933,397,865
Other assets and liabilities, net - (1.4%)		(26,937,317)
NET ASSETS - 100%		$1,906,460,548

NET ASSETS CONSIST OF:
Paid-in capital applicable to the following shares of beneficial interest, unlimited number of no par value shares authorized:
Class A: 75,015,445 shares outstanding		$1,199,298,460
Class C: 15,035,741 shares outstanding		240,676,378
Class I: 6,087,388 shares outstanding		98,426,879
Class Y: 19,343,572 shares outstanding		322,839,051
Undistributed net investment income (loss)		(580,245)
Accumulated net realized gain (loss)		(12,952,319)
Net unrealized appreciation (depreciation)		58,752,344

NET ASSETS		$1,906,460,548

NET ASSET VALUE PER SHARE:
Class A (based on net assets of $1,237,192,324)		$16.49
Class C (based on net assets of $246,999,157)		$16.43
Class I (based on net assets of $100,818,919)		$16.56
Class Y (based on net assets of $321,450,148)		$16.62

			UNDERLYING	UNREALIZED
	NUMBER OF	EXPIRATION	FACE AMOUNT	APPRECIATION
FUTURES	CONTRACTS	DATE	AT VALUE	(DEPRECIATION)
Sold:
2 Year U.S. Treasury Notes	754	6/13	$166,221,657	($1,475)
5 Year U.S. Treasury Notes	744	6/13	92,296,688	(49,954)
10 Year U.S. Treasury Notes	169	6/13	22,305,359	(67,242)
Total Sold				($118,671)

See notes to financial statements.

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(b) This security was valued by the Board of Trustees. See Note A.

(d) Remaining maturities of floating rate loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. Floating rate loans generally pay interest at rates which are periodically re-determined at a margin above the London InterBank Offered Rate (LIBOR) or other short-term rates. The rate shown is the rate in effect at period end. Floating rate loans are generally considered restrictive in that the Fund is ordinarily contractually obligated to receive consent from the Agent Bank and/or Borrower prior to disposition of a floating rate loan.

(e) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(n) The Illinois Insurance Department prohibited Lumbermens from making interest payments. This TIERS security is based on interest payments from Lumbermens. This security is no longer accruing interest.

(p) The State of New York Insurance Department has prohibited Atlantic Mutual Insurance Co. from making interest payments. This security is no longer accruing interest.

(r) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(x) Alliance Bancorp and its affiliates filed for Chapter 7 bankruptcy on July 13, 2007. This security is no longer accruing interest.

* Non-income producing security.

† The date shown for Variable Rate Demand Notes (VRDN) represents the date when principal payments must be paid. Most securities have maturity shortening features that function as put options.

Abbreviations:
GO: General Obligation
HFA: Housing Finance Agency/Authority
IDA: Industrial Development Agency/Authority
LLC: Limited Liability Corporation
LP: Limited Partnership
MFH: Multi-Family Housing
plc: Public Limited Company
REIT: Real Estate Investment Trust
VRDN: Variable Rate Demand Notes

See notes to financial statements.

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STATEMENT OF OPERATIONS
SIX MONTHS ENDED MARCH 31, 2013

NET INVESTMENT INCOME
Investment Income:
Interest income	$28,073,595
Dividend income	38,996
Total investment income	28,112,591

Expenses:
Investment advisory fee	3,137,865
Administrative fees	2,715,392
Transfer agency fees and expenses	1,513,394
Distribution Plan expenses:
Class A	1,561,654
Class C	1,259,920
Trustees’ fees and expenses	84,918
Custodian fees	75,455
Registration fees	31,413
Reports to shareholders	53,570
Professional fees	41,630
Accounting fees	108,236
Miscellaneous	(169,283)
Total expenses	10,414,164
Reimbursement from Advisor:
Class A	(105,725)
Fees paid indirectly	(1,207)
Net expenses	10,307,232

NET INVESTMENT INCOME	17,805,359

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments	(12,887,434)
Futures	(446,628)
(13,334,062)

Change in unrealized appreciation (depreciation) on:
Investments	21,988,663
Futures	506,252
22,494,915

NET REALIZED AND UNREALIZED GAIN (LOSS)	9,160,853

INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$26,966,212

See notes to financial statements.

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STATEMENTS OF CHANGES IN NET ASSETS

	SIX MONTHS ENDED	YEAR ENDED
	MARCH 31,	SEPTEMBER 30,
INCREASE (DECREASE) IN NET ASSETS	2013	2012
Operations:
Net investment income	$17,805,359	$46,227,834
Net realized gain (loss)	(13,334,062)	10,529,118
Change in unrealized appreciation (depreciation)	22,494,915	73,516,773

INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	26,966,212	130,273,725

Distributions to shareholders from:
Net investment income:
Class A shares	(12,335,642)	(33,386,495)
Class C shares	(1,645,564)	(4,320,513)
Class I shares	(1,185,534)	(2,705,547)
Class Y shares	(3,673,378)	(9,135,081)
Net realized gain:
Class A shares	(1,070,449)	(24,894,154)
Class C shares	(216,761)	(4,770,949)
Class I shares	(80,246)	(1,308,387)
Class Y shares	(266,366)	(5,825,210)
Total distributions	(20,473,940)	(86,346,336)

Capital share transactions:
Shares sold:
Class A shares	160,394,353	265,724,854
Class C shares	18,885,142	32,585,578
Class I shares	27,292,497	32,674,019
Class Y shares	70,016,348	108,071,494
Reinvestment of distributions:
Class A shares	11,609,457	51,719,156
Class C shares	1,129,591	5,159,400
Class I shares	1,062,342	3,693,478
Class Y shares	2,183,599	8,258,791
Redemption fees:
Class A shares	17,049	79,257
Class C shares	1,317	828
Class Y shares	17,021	124,871
Shares redeemed:
Class A shares	(218,373,737)	(753,492,074)
Class C shares	(32,700,539)	(96,161,217)
Class I shares	(28,734,330)	(23,425,451)
Class Y shares	(56,036,782)	(274,682,291)
Total capital share transactions	(43,236,672)	(639,669,307)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(36,744,400)	(595,741,918)

See notes to financial statements.

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STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE) IN NET ASSETS - (CONT’D)	SIX MONTHS ENDED	YEAR ENDED
	MARCH 31,	SEPTEMBER 30,
NET ASSETS	2013	2012
Beginning of period	$1,943,204,948	$2,538,946,866
End of period (including distributions in excess of
net investment income and undistributed net
investment income of $580,245 and $454,514, respectively)	$1,906,460,548	$1,943,204,948

CAPITAL SHARE ACTIVITY
Shares sold:
Class A shares	9,701,304	16,518,345
Class C shares	1,147,052	2,032,819
Class I shares	1,648,219	2,033,783
Class Y shares	4,211,748	6,661,812
Reinvestment of distributions:
Class A shares	705,205	3,241,904
Class C shares	68,876	325,169
Class I shares	64,245	229,934
Class Y shares	131,615	513,067
Shares redeemed:
Class A shares	(13,257,340)	(46,930,634)
Class C shares	(1,992,863)	(6,008,643)
Class I shares	(1,736,181)	(1,443,493)
Class Y shares	(3,375,214)	(16,968,488)
Total capital share activity	(2,683,334)	(39,794,425)

See notes to financial statements.

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NOTES TO FINANCIAL STATEMENTS

NOTE A –– SIGNIFICANT ACCOUNTING POLICIES

General: Calvert Short Duration Income Fund (the “Fund”), a series of The Calvert Fund, is registered under the Investment Company Act of 1940 as a non-diversified, open-end management investment company. The Calvert Fund is comprised of six separate series. The operations of each series are accounted for separately. The Fund currently offers four classes of shares of beneficial interest - Classes A, C, I, and Y. Class A shares are sold with a maximum front-end sales charge of 2.75%. Class C shares are sold without a front-end sales charge and, with certain exceptions, will be charged a deferred sales charge on shares sold within one year of purchase. Class C shares have a higher expense ratio than Class A shares. Class I shares require a minimum account balance of $1,000,000. The $1 million minimum initial investment is waived for retirement plans that trade through omnibus accounts and may be waived for certain other institutional accounts where it is believed to be in the best interest of the Fund and its shareholders. Class I shares have no front-end or deferred sales charge and have lower levels of expenses than Class A shares. Class Y shares are generally only available to wrap or similar fee-based programs offered by financial intermediaries that have entered into an agreement with the Fund’s Distributor to offer Class Y shares. Class Y shares have no front-end or deferred sales charge and have lower levels of expenses than Class A shares. Each class has different: (a) dividend rates due to differences in Distribution Plan expenses and other class specific expenses, (b) exchange privileges and (c) class specific voting rights.

Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Trustees (“the Board”) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board.

The Board has adopted Valuation Procedures (the “Procedures”) to determine the fair value of securities and other financial instruments for which market prices are not readily available or which may not be reliably priced. The Board has delegated the day-to-day responsibility for determining the fair value of assets of the Fund to Calvert Investment Management, Inc. (the “Advisor” or “Calvert”) and has provided these Procedures to govern Calvert in its valuation duties.

Calvert has chartered an internal Valuation Committee to oversee the implementation of these Procedures and to assist it in carrying out the valuation responsibilities that the Board has delegated.

The Valuation Committee meets on a regular basis to review illiquid securities and other investments which may not have readily available market prices. The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

The Valuation Committee utilizes various methods to measure the fair value of the Fund’s investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

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Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments) The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. Valuation techniques used to value the Funds’ investments by major category are as follows: Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, sovereign government bonds, floating rate loans, municipal securities, and U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and such securities are generally categorized as Level 2 in the hierarchy. For asset-backed securities, collateralized mortgage-backed obligations, commercial mortgage-backed securities and U.S. government agency mortgage-backed securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. Short-term securities of sufficient credit quality with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and categorized as Level 2 in the hierarchy. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If events occur after the close of the principal market in which foreign securities are traded, and before the close of business of the Fund, that are expected to materially affect the value of those securities, then they are valued at their fair value taking these events into account. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and such securities are categorized as Level 3 in the hierarchy.

If a market value cannot be determined for a security using the methodologies described above, or if, in the good faith opinion of the Advisor, the market value does not consti-

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tute a readily available market quotation, or if a significant event has occurred that would materially affect the value of the security, the security will be fair valued as determined in good faith by the Valuation Committee.

The Valuation Committee considers a number of factors, including significant unobservable valuation inputs when arriving at fair value. It considers all significant facts that are reasonably available and relevant to the determination of fair value.

The Valuation Committee primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. When more appropriate, the fund may employ an income-based or cost approach. An income-based valuation approach discounts anticipated future cash flows of the investment to calculate a present amount (discounted). The measurement is based on the value indicated by current market expectations about those future amounts. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. A cost based approach is based on the amount that currently would be required to replace the service capacity of an asset (current replacement cost). From the seller’s perspective, the price that would be received for the asset is determined based on the cost to a buyer to acquire or construct a substitute asset of comparable utility, adjusted for obsolescence.

The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis and reviews of any related market activity.

At March 31, 2013, securities valued at $5,718,300, or 0.3% of net assets, were fair valued in good faith under the direction of the Board.

The following is a summary of the inputs used to value the Fund’s net assets as of March 31, 2013:

	VALUATION INPUTS
INVESTMENTS IN SECURITIES*	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Asset-backed securities	—	$102,862,425	—	$102,862,425
Collateralized mortgage-
backed obligations	—	13,354,715	—	13,354,715
Commercial mortgage-backed
securities	—	73,314,113	—	73,314,113
Corporate bonds	—	1,555,232,679	—	1,555,232,679
Equity securities	—	5,718,300	—	5,718,300
Municipal obligations	—	54,704,273	—	54,704,273
U.S. government obligations	—	55,427,125	—	55,427,125
Other debt obligations	—	72,784,235	—	72,784,235
TOTAL	—	$1,933,397,865	—	$1,933,397,865
Other financial instruments**	($118,671)	—	—	($118,671)

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* For a complete listing of investments, please refer to the Statement of Net Assets.

** Other financial instruments are derivative instruments not reflected in the Statement of Net Assets, such as futures, which are valued at the unrealized appreciation/depreciation on the instrument.

Loan Participations and Assignments: The Fund may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. A Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. A Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. A Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, a Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When a Fund purchases assignments from lenders it acquires direct rights against the borrower of the loan. When investing in a loan participation, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of payments by the lender from the borrower.

Futures Contracts: The Fund may purchase and sell futures contracts, but only when, in the judgment of the Advisor, such a position acts as a hedge. The Fund may not enter into futures contracts for the purpose of speculation or leverage. These futures contracts may include, but are not limited to, futures contracts based on U.S. Government obligations. The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives and may use futures contracts to hedge against changes in the value of interest rates. The Fund may enter into futures contracts agreeing to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Fund’s ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts’ terms. Futures contracts are designed by boards of trade which are designated “contracts markets” by the Commodities Futures Trading Commission. Futures contracts trade on the contracts markets in a manner that is similar to the way a stock trades on a stock exchange and the boards of trade, through their clearing corporations, guarantee the futures contracts against default. As a result, there is minimal counterparty credit risk to the Fund. During the period, the Fund used U.S. Treasury Bond futures contracts to hedge against interest rate changes and to manage overall duration of the Fund. The Fund’s futures contracts at period end are presented in the Statement of Net Assets.

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During the period, the Fund invested in 2 year, 5 year and 10 year U.S. Treasury Bond Futures. The volume of activity has varied throughout the period with a weighted average of 53 contracts and $21,552,909 weighted average notional value.

Short Sales: The Fund may use a hedging technique that involves short sales of U.S. Treasury securities for the purpose of managing the duration of the Fund. Any short sales are “covered” with an equivalent amount of high quality, liquid securities.

Security Transactions and Net Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. (See the Statement of Net Assets footnotes on page 23.) A debt obligation may be removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured. The Fund earns certain fees in connection with its floating rate loan purchasing activities. These fees are in addition to interest payments earned and may include amendment fees, consent fees and prepayment fees. Investment income and realized and unrealized gains and losses are allocated to separate classes of shares based upon the relative net assets of each class. Expenses arising in connection with a specific class are charged directly to that class. Expenses common to the classes are allocated to each class in proportion to their relative net assets.

Distributions to Shareholders: Distributions to shareholders are recorded by the Fund on ex-dividend date. Dividends from net investment income are paid monthly. Distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Fund’s capital accounts to reflect income and gains available for distribution under income tax regulations.

Estimates: The preparation of the financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reported period. Actual results could differ from those estimates.

Redemption Fees: The Fund charges a 2% redemption fee on redemptions, including exchanges, made within 30 days of purchase in the same Fund (within seven days for Class I shares). The redemption fee is accounted for as an addition to paid-in capital and is intended to discourage market-timers by ensuring that short-term trading costs are borne by the investors making the transactions and not the shareholders already in the Fund.

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Expense Offset Arrangement: The Fund had an arrangement with the custodian bank whereby the custodian’s fees may have been paid indirectly by credits earned on the Fund’s cash on deposit with the bank. These credits were used to reduce the Fund’s expenses. This arrangement was suspended on January 1, 2013, until further notice, due to low interest rates. Such a deposit arrangement was an alternative to overnight investments.

Federal Income Taxes: No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.

Management has analyzed the Fund’s tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund’s financial statements. A Fund’s federal tax return is subject to examination by the Internal Revenue Service for a period of three years.

NOTE B — RELATED PARTY TRANSACTIONS

Calvert Investment Management, Inc. (the “Advisor”) is wholly-owned by Calvert Investments, Inc., which is indirectly wholly-owned by Ameritas Mutual Holding Company. The Advisor provides investment advisory services and pays the salaries and fees of officers and Trustees of the Fund who are employees of the Advisor or its affiliates. For its services, the Advisor receives an annual fee, payable monthly, based on the following annual rates of average net assets: .35% on the first $750 million, .325% next $750 million, .30% next $2 billion, and .275% over $3.5 billion. Under the terms of the agreement, $530,094 was payable at period end. In addition, $367,153 was payable at period end for operating expenses paid by the Advisor during March 2013.

The Advisor has contractually agreed to limit net annual fund operating expenses through January 31, 2014. The contractual expense cap is 1.08%, .75%, and .95% for Class A, I, and Y, respectively. For the purpose of this expense limit, operating expenses do not include interest expense, brokerage commissions, taxes, and extraordinary expenses. This expense limitation does not limit acquired fund fees and expenses, if any. To the extent any expense offset credits were earned, the Advisor’s obligation under the contractual limitation may have been reduced and the Advisor may have benefited from the expense offset arrangement.

Calvert Investment Administrative Services, Inc., an affiliate of the Advisor, provides administrative services to the Fund for an annual fee, payable monthly. Class A, C, and Y shares pay an annual rate of .30% on the first $1.5 billion and .275% over $1.5 billion of the combined assets of all classes of the Fund. Class I shares pay an annual rate of .10%, based on their average daily net assets. Under the terms of the agreement, $458,849 was payable at period end.

Calvert Investment Distributors, Inc. (“CID”), an affiliate of the Advisor, is the distributor and principal underwriter for the Fund. Pursuant to Rule 12b-1 under the Investment Company Act of 1940, the Fund has adopted Distribution Plans that permit the Fund to pay certain expenses associated with the distribution and servicing of its shares. The expenses paid may not exceed .50% and 1.00% annually of the Fund’s aver-

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age daily net assets of Class A and C, respectively. The amount actually paid by the Fund is an annualized fee, payable monthly, of .25% and 1.00% of the Fund’s average daily net assets of Class A and C, respectively. Class I and Y shares do not have Distribution Plan expenses. Under the terms of the agreement, $473,779 was payable at period end.

CID received $35,103 as its portion of the commissions charged on sales of the Fund’s Class A shares for the six months ended March 31, 2013.

Calvert Investment Services, Inc. (“CIS”), an affiliate of the Advisor, is the shareholder servicing agent for the Fund. For its services, CIS received a fee of $91,799 for the six months ended March 31, 2013. Under the terms of the agreement, $14,938 was payable at period end. Boston Financial Data Services, Inc. is the transfer and dividend disbursing agent.

Each Trustee of the Fund who is not an employee of the Advisor or its affiliates receives an annual fee of $45,000 plus up to $2,000 for each regular Board and Committee meeting attended. The Board chair and Committee chairs each receive an additional $5,000 annual retainer. Trustees’ fees are allocated to each of the funds served.

NOTE C — INVESTMENT ACTIVITY AND TAX INFORMATION

During the period, the cost of purchases and proceeds from sales of investments, other than short-term and U.S. government securities, were $934,946,839 and $874,579,260, respectively. U.S. government security purchases and sales were $626,996,693 and $657,954,209, respectively.

The Fund may purchase securities, typically short-term variable rate demand notes, from or sell to other funds managed by the Advisor. These interportfolio transactions are primarily used for cash management purposes and are made pursuant to Rule 17a-7 of the Investment Company Act of 1940. For the period ended March 31, 2013, such purchase and sales transactions were $218,769,513 and $188,210,000, respectively.

As of March 31, 2013, the tax basis components of unrealized appreciation/(depreciation) and the federal tax cost were as follows:

Unrealized appreciation	$62,402,679
Unrealized (depreciation)	(3,566,378)
Net unrealized appreciation/(depreciation)	$58,836,301

Federal income tax cost of investments	$1,874,561,564

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NOTE D — LINE OF CREDIT

A financing agreement is in place with the Calvert Funds and State Street Corporation (“SSC”). Under the agreement, SSC provides an unsecured line of credit facility, in the aggregate amount of $50 million ($25 million committed and $25 million uncommitted), accessible by the Funds for temporary or emergency purposes only. Borrowings under the committed facility bear interest at the higher of the London Interbank Offered Rate (LIBOR) or the overnight Federal Funds Rate plus 1.25% per annum. A commitment fee of .11% per annum is incurred on the unused portion of the committed facility, which is allocated to all participating funds. The Fund had no borrowings under the agreement during the six months ended March 31, 2013.

NOTE E — OTHER

On October 19, 2011, the Advisor determined that it was necessary to change the price at which one of the Fund’s portfolio holdings was then being fair valued. The Advisor subsequently determined that it was appropriate to change the fair value prices at which that portfolio holding as well as certain related holdings had been carried from March 2008 through the Fund’s fiscal year end at September 30, 2011. These adjustments had the effect of changing the net asset value at which shareholder subscriptions and redemptions were executed during the period. Accordingly, in order to correct these shareholder trades, the Advisor contributed $10,161,859 to the Fund on December 27, 2011, for the benefit of affected shareholders.

NOTE F — SUBSEQUENT EVENTS

In preparing the financial statements as of March 31, 2013, no subsequent events or transactions occurred that would have required recognition or disclosure in these financial statements.

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FINANCIAL HIGHLIGHTS

	PERIODS ENDED
	MARCH 31,		SEPTEMBER 30,	SEPTEMBER 30,
CLASS A SHARES	2013	(z)	2012	2011 (z)
Net asset value, beginning	$16.43		$16.06	$16.64
Income from investment operations:
Net investment income	.15		.35	.33
Net realized and unrealized gain (loss)	.08		.65	(.40)
Total from investment operations	.23		1.00	(.07)
Distributions from:
Net investment income	(.16)		(.38)	(.39)
Net realized gain	(.01)		(.25)	(.12)
Total distributions	(.17)		(.63)	(.51)
Total increase (decrease) in net asset value	.06		.37	(.58)
Net asset value, ending	$16.49		$16.43	$16.06

Total return*	1.45%		6.41%	(.46%)
Ratios to average net assets: A
Net investment income	1.87	% (a)	2.18%	2.02%
Total expenses	1.10	% (a)	1.22%	1.15%
Expenses before offsets	1.08	% (a)	1.08%	1.08%
Net expenses	1.08	% (a)	1.08%	1.08%
Portfolio turnover	88%		187%	263%
Net assets, ending (in thousands)	$1,237,192		$1,279,265	$1,686,575

			YEARS ENDED
	SEPTEMBER 30,		SEPTEMBER 30,	SEPTEMBER 30,
CLASS A SHARES	2010		2009 (z)	2008 (z)
Net asset value, beginning	$16.48		$15.70	$16.17
Income from investment operations:
Net investment income	.42		.52	.71
Net realized and unrealized gain (loss)	.37		.88	(.36)
Total from investment operations	.79		1.40	.35
Distributions from:
Net investment income	(.40)		(.49)	(.70)
Net realized gain	(.23)		(.13)	(.12)
Total distributions	(.63)		(.62)	(.82)
Total increase (decrease) in net asset value	.16		.78	(.47)
Net asset value, ending	$16.64		$16.48	$15.70

Total return*	4.90%		9.27%	2.13%
Ratios to average net assets: A
Net investment income	2.53%		3.34%	4.47%
Total expenses	1.14%		1.19%	1.17%
Expenses before offsets	1.08%		1.09%	1.08%
Net expenses	1.08%		1.08%	1.08%
Portfolio turnover	226%		359%	495%
Net assets, ending (in thousands)	$2,002,449		$1,758,619	$1,284,673

See notes to financial highlights.

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FINANCIAL HIGHLIGHTS

	PERIODS ENDED
	MARCH 31,		SEPTEMBER 30,	SEPTEMBER 30,
CLASS C SHARES	2013	(z)	2012	2011 (z)
Net asset value, beginning	$16.37		$15.99	$16.58
Income from investment operations:
Net investment income	.10		.22	.21
Net realized and unrealized gain (loss)	.08		.66	(.41)
Total from investment operations	.18		.88	(.20)
Distributions from:
Net investment income	(.11)		(.25)	(.27)
Net realized gain	(.01)		(.25)	(.12)
Total distributions	(.12)		(.50)	(.39)
Total increase (decrease) in net asset value	.06		.38	(.59)
Net asset value, ending	$16.43		$16.37	$15.99
Total return*	1.11%		5.65%	(1.25%)
Ratios to average net assets: A
Net investment income	1.18	% (a)	1.40%	1.30%
Total expenses	1.77	% (a)	1.86%	1.79%
Expenses before offsets	1.77	% (a)	1.86%	1.79%
Net expenses	1.77	% (a)	1.86%	1.79%
Portfolio turnover	88%		187%	263%
Net assets, ending (in thousands)	$246,999		$258,843	$311,299

			YEARS ENDED
	SEPTEMBER 30,		SEPTEMBER 30,	SEPTEMBER 30,
CLASS C SHARES	2010		2009 (z)	2008 (z)
Net asset value, beginning	$16.41		$15.64	$16.11
Income from investment operations:
Net investment income	.29		.39	.58
Net realized and unrealized gain (loss)	.38		.88	(.36)
Total from investment operations	.67		1.27	.22
Distributions from:
Net investment income	(.27)		(.37)	(.57)
Net realized gain	(.23)		(.13)	(.12)
Total distributions	(.50)		(.50)	(.69)
Total increase (decrease) in net asset value	.17		.77	(.47)
Net asset value, ending	$16.58		$16.41	$15.64

Total return*	4.18%		8.37%	1.35%
Ratios to average net assets: A
Net investment income	1.79%		2.51%	3.70%
Total expenses	1.80%		1.86%	1.88%
Expenses before offsets	1.80%		1.86%	1.88%
Net expenses	1.80%		1.85%	1.87%
Portfolio turnover	226%		359%	495%
Net assets, ending (in thousands)	$337,866		$219,342	$92,235

See notes to financial highlights.

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FINANCIAL HIGHLIGHTS

	PERIODS ENDED
	MARCH 31,		SEPTEMBER 30,	SEPTEMBER 30,
CLASS I SHARES	2013	(z)	2012	2011 (z)
Net asset value, beginning	$16.51		$16.12	$16.71
Income from investment operations:
Net investment income	.20		.44	.43
Net realized and unrealized gain (loss)	.08		.66	(.42)
Total from investment operations	.28		1.10	.01
Distributions from:
Net investment income	(.22)		(.46)	(.48)
Net realized gain	(.01)		(.25)	(.12)
Total distributions	(.23)		(.71)	(.60)
Total increase (decrease) in net asset value	.05		.39	(.59)
Net asset value, ending	$16.56		$16.51	$16.12
Total return*	1.71%		7.05%	.05%
Ratios to average net assets: A
Net investment income	2.49	% (a)	2.72%	2.57%
Total expenses	.47	% (a)	.55%	.49%
Expenses before offsets	.47	% (a)	.55%	.49%
Net expenses	.47	% (a)	.55%	.49%
Portfolio turnover	88%		187%	263%
Net assets, ending (in thousands)	$100,819		$100,874	$85,310

			YEARS ENDED
	SEPTEMBER 30,		SEPTEMBER 30,	SEPTEMBER 30,
CLASS I SHARES	2010		2009 (z)	2008 (z)
Net asset value, beginning	$16.53		$15.74	$16.19
Income from investment operations:
Net investment income	.50		.57	.67
Net realized and unrealized gain (loss)	.39		.89	(.27)
Total from investment operations	.89		1.46	.40
Distributions from:
Net investment income	(.48)		(.54)	(.73)
Net realized gain	(.23)		(.13)	(.12)
Total distributions	(.71)		(.67)	(.85)
Total increase (decrease) in net asset value	.18		.79	(.45)
Net asset value, ending	$16.71		$16.53	$15.74

Total return*	5.53%		9.68%	2.49%
Ratios to average net assets: A
Net investment income	3.07%		3.39%	4.58%
Total expenses	.51%		.62%	2.64%
Expenses before offsets	.51%		.62%	.75%
Net expenses	.51%		.61%	.75%
Portfolio turnover	226%		359%	495%
Net assets, ending (in thousands)	$59,348		$28,045	$1,503

See notes to financial highlights.

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FINANCIAL HIGHLIGHTS

	PERIODS ENDED
	MARCH 31,		SEPTEMBER 30,	SEPTEMBER 30,
CLASS Y SHARES	2013	(z)	2012	2011	(z)
Net asset value, beginning	$16.56		$16.18	$16.79
Income from investment operations:
Net investment income	.18		.40	.40
Net realized and unrealized gain (loss)	.08		.66	(.43)
Total from investment operations	.26		1.06	(.03)
Distributions from:
Net investment income	(.19)		(.43)	(.46)
Net realized gain	(.01)		(.25)	(.12)
Total distributions	(.20)		(.68)	(.58)
Total increase (decrease) in net asset value	.06		.38	(.61)
Net asset value, ending	$16.62		$16.56	$16.18

Total return*	1.63%		6.77%	(.20%)

Ratios to average net assets: A
Net investment income	2.23	% (a)	2.48%	2.38%
Total expenses	72	% (a)	.81%	.79%
Expenses before offsets	72	% (a)	.81%	.79%
Net expenses	72	% (a)	.81%	.79%
Portfolio turnover	88%		187%	263%
Net assets, ending (in thousands)	$321,450		$304,223	$455,764

	PERIODS ENDED
	SEPTEMBER 30,		SEPTEMBER 30,	SEPTEMBER 30,
CLASS Y SHARES	2010		2009 (z)	2008	(z)
Net asset value, beginning	$16.59		$15.80	$16.19
Income from investment operations:
Net investment income	.43		.50	.31
Net realized and unrealized gain (loss)	.42		.92	(.40)
Total from investment operations	.85		1.42	(.09)
Distributions from:
Net investment income	(.42)		(.50)	(.30)
Net realized gain	(.23)		(.13)	—
Total distributions	(.65)		(.63)	(.30)
Total increase (decrease) in net asset value	.20		.79	(.39)
Net asset value, ending	$16.79		$16.59	$15.80

Total return*	5.24%		9.35%	(.58%)

Ratios to average net assets: A
Net investment income	2.72%		3.14%	4.00	% (a)
Total expenses	.80%		.88%	1.13	% (a)
Expenses before offsets	.80%		.88%	.93	% (a)
Net expenses	.80%		.87%	.93	% (a)
Portfolio turnover	226%		359%	215%
Net assets, ending (in thousands)	$1,062,397		$149,126	$31,224

See notes to financial highlights.

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A Total expenses do not reflect amounts reimbursed and/or waived by the Advisor or reductions from expense offset arrangements. Expenses before offsets reflect expenses after reimbursement and/or waiver by the Advisor but prior to reductions from expense offset arrangements. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(a) Annualized.

(z) Per share figures are calculated using the Average Share Method.

* Total return is not annualized for periods of less than one year and does not reflect deduction of any front-end or deferred sales charge.

^ From February 29, 2008 inception.

See notes to financial statements.

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EXPLANATION OF FINANCIAL TABLES

SCHEDULE OF INVESTMENTS

The Schedule of Investments is a snapshot of all securities held in the fund at their market value, on the last day of the reporting period. Securities are listed by asset type (e.g., common stock, corporate bonds, U.S. government obligations) and may be further broken down into sub-groups and by industry classification.

STATEMENT OF ASSETS AND LIABILITIES

The Statement of Assets and Liabilities is often referred to as the fund’s balance sheet. It lists the value of what the fund owns, is due and owes on the last day of the reporting period. The fund’s assets include the market value of securities owned, cash, receivables for securities sold and shareholder subscriptions, and receivables for dividends and interest payments that have been earned, but not yet received. The fund’s liabilities include payables for securities purchased and shareholder redemptions, and expenses owed but not yet paid. The statement also reports the fund’s net asset value (NAV) per share on the last day of the reporting period. The NAV is calculated by dividing the fund’s net assets (assets minus liabilities) by the number of shares outstanding. This statement is accompanied by a Schedule of Investments. Alternatively, if certain conditions are met, a Statement of Net Assets may be presented in lieu of this statement and the Schedule of Investments.

STATEMENT OF NET ASSETS

The Statement of Net Assets provides a detailed list of the fund’s holdings, including each security’s market value on the last day of the reporting period. The Statement of Net Assets includes a Schedule of Investments. Other assets are added and other liabilities subtracted from the investments total to calculate the fund’s net assets. Finally, net assets are divided by the outstanding shares of the fund to arrive at its share price, or Net Asset Value (NAV) per share.

At the end of the Statement of Net Assets is a table displaying the composition of the fund’s net assets. Paid in Capital is the money invested by shareholders and represents the bulk of net assets. Undistributed Net Investment Income and Accumulated Net Realized Gains usually approximate the amounts the fund had available to distribute to shareholders as of the statement date. Accumulated Realized Losses will appear as negative balances. Unrealized Appreciation (Depreciation) is the difference between the market value of the fund’s investments and their cost, and reflects the gains (losses) that would be realized if the fund were to sell all of its investments at their statement-date values.

STATEMENT OF OPERATIONS

The Statement of Operations summarizes the fund’s investment income earned and expenses incurred in operating the fund. Investment income includes dividends earned from stocks and interest earned from interest-bearing securities in the fund. Expenses incurred in operating the fund include the advisory fee paid to the investment advisor,

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administrative services fees, distribution plan expenses (if applicable), transfer agent fees, shareholder servicing expenses, custodial, legal, and audit fees, and the printing and postage expenses related to shareholder reports. Expense offsets (fees paid indirectly) are also shown. Credits earned from offset arrangements are used to reduce the fund’s expenses. This statement also shows net gains (losses) realized on the sale of investments and the increase or decrease in the unrealized appreciation (depreciation) on investments held during the period.

STATEMENT OF CHANGES IN NET ASSETS

The Statement of Changes in Net Assets shows how the fund’s total net assets changed during the two most recent reporting periods. Changes in the fund’s net assets are attributable to investment operations, distributions and capital share transactions.

The Operations section of the report summarizes information detailed in the Statement of Operations. The Distribution section shows the dividend and capital gain distributions made to shareholders. The amounts shown as distributions in this section may not match the net investment income and realized gains amounts shown in the Operations section because distributions are determined on a tax basis and certain investments or transactions may be treated differently for financial statement and tax purposes. The Capital Share Transactions section shows the amount shareholders invested in the fund, either by purchasing shares or by reinvesting distributions, and the amounts redeemed. The corresponding numbers of shares issued, reinvested and redeemed are shown at the end of the report.

FINANCIAL HIGHLIGHTS

The Financial Highlights table provides a per-share breakdown per class of the components that affect the fund’s net asset value for current and past reporting periods. The table provides total return, total distributions, expense ratios, portfolio turnover and net assets for the applicable period. Total return is a measure of a fund’s performance that encompasses all elements of return: dividends, capital gain distributions and changes in net asset value. Total return is the change in value of an investment over a given period, assuming reinvestment of any dividends and capital gain distributions, expressed as a percentage of the initial investment. Total distributions include distributions from net investment income and net realized gains. Long-term gains are earned on securities held in the fund more than one year. Short-term gains, on the sale of securities held less than one year, are treated as ordinary dividend income for tax purposes. The expense ratio is a fund’s cost of doing business, expressed as a percentage of net assets. These expenses directly reduce returns to shareholders. Portfolio turnover measures the trading activity in a fund’s investment portfolio – how often securities are bought and sold by a fund. Portfolio turnover is affected by market conditions, changes in the size of the fund, the nature of the fund’s investments and the investment style of the portfolio manager.

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PROXY VOTING

The Proxy Voting Guidelines of the Calvert Funds that the Fund uses to determine how to vote proxies relating to portfolio securities are provided as an Appendix to the Fund’s Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Fund at 1-800-368-2745, by visiting the Calvert website at www.calvert.com; or by visiting the SEC’s website at www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website at www.calvert.com and on the SEC’s website at www.sec.gov.

AVAILABILITY OF QUARTERLY PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

BASIS FOR BOARD’S APPROVAL OF INVESTMENT ADVISORY CONTRACT

At a meeting held on December 12, 2012, the Board of Trustees, and by a separate vote, the disinterested Trustees, approved the continuance of the Investment Advisory Agreement between The Calvert Fund and the Advisor with respect to the Fund.

In evaluating the Investment Advisory Agreement, the Board considered a variety of information relating to the Fund and the Advisor. The disinterested Trustees reviewed a report prepared by the Advisor regarding various services provided to the Fund by the Advisor and its affiliates. Such report included, among other data, information regarding the Advisor’s personnel and the Advisor’s revenue and cost of providing services to the Fund, and a separate report prepared by an independent third party, which provided a statistical analysis comparing the Fund’s investment performance, expenses, and fees to comparable mutual funds.

The disinterested Trustees were separately represented by independent legal counsel with respect to their consideration of the reapproval of the Investment Advisory Agreement. Prior to voting, the disinterested Trustees reviewed the proposed continuance of the Investment Advisory Agreement with management and also met in private sessions with their counsel at which no representatives of management were present.

In the course of its deliberations regarding the Investment Advisory Agreement, the Board considered the following factors, among others: the nature, extent and quality of the services provided by the Advisor, including the personnel providing such services; the

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Advisor’s financial condition; the level and method of computing the Fund’s advisory fee; comparative performance, fee and expense information for the Fund; the profitability of the Calvert Family of Funds to the Advisor and its affiliates; the direct and indirect benefits, if any, derived by the Advisor and its affiliates from their relationship with the Fund; the effect of the Fund’s growth and size on the Fund’s performance and expenses; the affiliated distributor’s process for monitoring sales load breakpoints; the Advisor’s compliance programs and policies; the Advisor’s performance of substantially similar duties for other funds; and any possible conflicts of interest.

In considering the nature, extent and quality of the services provided by the Advisor under the Investment Advisory Agreement, the Board reviewed information provided by the Advisor relating to its operations and personnel, including, among other information, biographical information on the Advisor’s investment, supervisory and professional staff and descriptions of its organizational and management structure. The Board also took into account similar information provided periodically throughout the previous year by the Advisor as well as the Board’s familiarity with management through Board of Trustees’ meetings, discussions and other reports. The Board considered the Advisor’s management style and its performance in employing its investment strategies, as well as its current level of staffing and overall resources. The Board also noted that it reviewed on a quarterly basis information regarding the Advisor’s compliance with applicable policies and procedures, including those related to personal investing. The Advisor’s administrative capabilities, including its ability to supervise the other service providers for the Fund, were also considered. The Board observed that the scope of services provided by the Advisor generally had expanded over time as a result of regulatory, market and other changes. The Board concluded that it was satisfied with the nature, extent and quality of services provided to the Fund by the Advisor under the Investment Advisory Agreement.

In considering the Fund’s performance, the Board noted that it reviewed on a quarterly basis detailed information about the Fund’s performance results, portfolio composition and investment strategies. In addition, the Board took into account overall financial market conditions. The Board also reviewed various comparative data provided to it in connection with its consideration of the renewal of the Investment Advisory Agreement, including, among other information, a comparison of the Fund’s total return with its Lipper index and with that of other mutual funds deemed to be in its peer group by an independent third party in its report. This comparison indicated that the Fund performed above the median of its peer group for the one-, three- and five-year periods ended June 30, 2012. The data also indicated that the Fund underperformed its Lipper index for the one- and three-year periods ended June 30, 2012 and outperformed its Lipper index for the five-year period ended June 30, 2012. Based upon its review, the Board concluded that the Fund’s performance was satisfactory.

In considering the Fund’s fees and expenses, the Board compared the Fund’s fees and total expense ratio with various comparative data for the funds in its peer group. Among other findings, the data indicated that the Fund’s advisory fee (after taking into account waivers and/or reimbursements) was below the median of its peer group and that total expenses (net of waivers and/or reimbursements) were above the median of its peer group. The Board noted that the allocation of advisory and administrative fees may vary among

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the Fund’s peer group. The Board took into account the Advisor’s current undertaking to maintain expense limitations for the Fund’s Class A, Class I and Class Y shares and that the Advisor had reimbursed a portion of the Fund’s expenses. The Board also noted management’s discussion of the Fund’s expenses and certain factors that affected the level of such expenses. The Board noted that in 2011, the transfer agency fees paid by the Calvert Family of Funds had been renegotiated, resulting in an overall reduction in the transfer agency fees across the Calvert Family of Funds complex. Based upon its review, the Board determined that the advisory fee was reasonable in view of the high quality of services received by the Fund from the Advisor and the other factors considered.

The Board reviewed the Advisor’s profitability on a fund-by-fund basis. In reviewing the overall profitability of the advisory fee to the Fund’s Advisor, the Board also considered the fact that affiliates of the Advisor provided shareholder servicing, administrative and distribution services to the Fund for which they received compensation. The information considered by the Board included Calvert’s operating profit margin information both before and after tax expenses with respect to the services that the Advisor and its affiliates provided to the Calvert Family of Funds complex. The Board reviewed the profitability of the Advisor’s relationship with the Fund in terms of the total amount of annual advisory fees it received with respect to the Fund and whether the Advisor had the financial wherewithal to continue to provide a high level of services to the Fund. The Board noted that the Advisor had reimbursed a portion of the Fund’s expenses for one share class. The Board also noted the Advisor’s current undertaking to maintain expense limitations for the Fund’s Class A, Class I and Class Y shares. The Board also considered that the Advisor derived benefits to its reputation and other indirect benefits from its relationship with the Fund. Based upon its review, the Board concluded that the Advisor’s and its affiliates’ level of profitability from their relationship with the Fund was reasonable.

The Board considered the effect of the Fund’s current size and its potential growth on its performance and fees. The Board took into account that the Fund’s advisory fee schedule contained breakpoints that would reduce the advisory fee rate on assets above specified levels as the Fund’s assets increased. The Board noted that the Fund was currently realizing economies of scale in its advisory fee. The Board also noted that if the Fund’s assets increased over time, the Fund might realize other economies of scale if assets increased proportionally more than certain other expenses.

In reapproving the Investment Advisory Agreement, the Board, including the disinterested Trustees, did not identify any single factor as controlling, and each Trustee may have attributed different weight to various factors.

CONCLUSIONS

The Board reached the following conclusions regarding the Investment Advisory Agreement, among others: (a) the Advisor has demonstrated that it possesses the capability and resources to perform the duties required of it under the Investment Advisory Agreement; (b) the Advisor maintains appropriate compliance programs; (c) the performance of the Fund is satisfactory relative to the performance of funds with similar investment objectives and to relevant indices; (d) the Advisor is likely to execute its investment strategies consistently over time; and (e) the Fund’s advisory fee is reasonable relative to

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those of similar funds and to the services to be provided by the Advisor. Based on its conclusions, the Board determined that reapproval of the Investment Advisory Agreement would be in the best interests of the Fund and its shareholders.

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To Open an Account
800-368-2748

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Shareholders: 800-368-2745
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Calvert Investments
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Web Site
www.calvert.com

Principal Underwriter
Calvert Investment Distributors, Inc.
4550 Montgomery Avenue
Suite 1000 North
Bethesda, Maryland 20814

This report is intended to provide fund information to shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.

Note: The information on our website is not incorporated by reference into this report; our website address is included as an inactive textual reference only.

Investors should carefully consider the investment objectives, risks, charges and expenses of the Calvert Funds. This and other important information is contained in the fund’s summary prospectus and prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call Calvert at 800/368-2745 or visit www. calvert.com.

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Just go to www.calvert.com. If you already have an online account at Calvert, click on My Account, and select the documents you would like to receive via e-mail.

If you’re new to online account access, click on Login/Register to open an online account. Once you’re in, click on the E-delivery sign-up at the bottom of the Account Portfolio page and follow the quick, easy steps. Note: if your shares are not held directly at Calvert but through a brokerage firm, you must contact your broker for electronic delivery options available through their firm.

Integration of Environmental, Social, and Governance Factors in Credit Analysis

As investors have rushed into riskier asset classes such as corporate bonds in search of yield, we have been improving and expanding our analysis of the corporate debt that we consider for purchase in the portfolios. Our team of credit analysts examines the financial condition of corporate bond issuers as well as the structure, terms, and covenants of specific bond issues. From a fundamental research standpoint, the credit analysts collaborate closely with Calvert’s sustainability research department analysts to evaluate a bond issuer’s environmental, social, and governance (ESG) risk factors. This robust ESG integration process helps us to identify, and may serve to lower the risks associated with, ESG factors across the fixed-income portfolios.

Investment Climate

The six-month reporting period featured strong performance by riskier asset classes such as U.S. equities and high-yield debt. The primary catalyst for this performance was the July pledge by the President of the European Central Bank to do whatever it took to defend the European Economic and Monetary Union (EMU). This state-

ment ended yet another round of fear in global markets about the fate of the EMU. Since the first Greek debt crisis in May 2010, global markets experienced several rounds of fear about the EMU crisis. Each round ultimately required strong actions from political, economic, and monetary policymak-ers to settle the markets. The other catalyst for the strong returns of riskier asset classes was the action of the U.S. Federal Reserve (Fed) in September and December to further ease monetary policy.

Over the past four-and-a-half years, the major central banks around the world adopted increasingly unorthodox monetary policies that drove money-market rates toward zero percent and pushed down the yields available on longer-maturity high-quality bonds. These actions forced investors to search out yield and total-return opportunities in asset classes that are traditionally riskier, such as high-yield bonds and equities. The strong performance of

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these markets over the reporting period is evidence of the impact of these policies.

U.S. economic growth decelerated to a near standstill in the fourth quarter of 2012 as fears of the “fiscal cliff” curbed economic activity. The consensus forecast1 as of early April 2013 was for a return to modest growth of just over 2% for the first quarter of 2013. This would represent a typical post-Great Recession growth pace. The inflation and unemployment rates were little changed over the reporting period with the headline consumer price index (CPI) inflation rate unchanged at 2% as of February 2013 while the unemployment rate declined 0.2 percentage points to 7.6% in March.2

Over the reporting period, the Fed’s near-zero interest rate policy continued to anchor money market rates and short-term bond yields close to zero. The three-month Treasury bill and two-year Treasury note yields, for example, were nearly unchanged at 0.07% and 0.25%, respectively, at the end of the reporting period. The Fed’s government and government-related bond purchase program (popularly called QE for “quantitative easing”) reduced volatility in the U.S. bond market. Longer-term Treasury yields, however, increased as fiscal cliff fears subsided early in 2013. The 10-year Treasury note yield rose 22 basis points3 over the course of the six-month period to 1.87%,4 ending near the middle of its multi-year trading range.

Benchmark yield indices for investment-grade and high-yield corporate bonds fell four basis points to 2.82% and 40 basis points to 5.91%,5 respectively, over the course of the reporting period. Soothing statements and actions by the major central

CALVERT LONG-TERM
INCOME FUND
MARCH 31, 2013

	INVESTMENT PERFORMANCE
	(total return at NAV*)
	6 MONTHS	12 MONTHS
	ENDED	ENDED
	3/31/13	3/31/13
Class A	0.08%	10.39%
	Barclays Long U.S. Credit
Index	-0.57%	9.83%

	Lipper BBB-Rated Corporate
	Debt Funds Average 1.64%	7.86%

	SEC YIELD
	30 DAYS ENDED
	3/31/13	9/30/12
	2.79%	2.34%

% OF TOTAL
ECONOMIC SECTORS	INVESTMENTS
Corporate	90.6%
Financial Institutions	26.6%
Industrial	58.8%
Utility	5.2%
Government Related	2.9%
Agency	1.6%
Local Authority	1.3%
Municipal	0.2%
Government Public
Service	0.1%
Utility	0.1%
Securitized	1.1%
Asset-Backed Securities	0.2%
Commercial Mortgage
Backed Securities	0.9%
Short-Term Investments	0.4%
Treasury	5.0%
Total	100%

*Investment performance/return at NAV does not reflect the deduction of the Fund’s maximum 3.75% front-end sales charge or any deferred sales charge.

www.calvert.com CALVERT LONG-TERM INCOME FUND SEMI-ANNUAL REPORT (UNAUDITED) 5

GROWTH OF $10,000

The graph below shows the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds without 10-year records). The results shown reflect the deduction of the maximum front-end sales charge of 3.75% and assume the reinvestment of dividends. The result is compared with benchmarks that include a broad based market index and a Lipper peer group average. Market indexes are unmanaged and their results do not reflect the effect of expenses or sales charges. The Lipper average reflects the deduction of the category’s average front-end sales charge.

All performance data shown, including the graph above and the adjacent table, represents past performance, does not guarantee future results, assumes reinvestment of dividends and distributions and does not reflect the deduction of taxes that a shareholder would pay on the Fund’s distributions or the redemption of the Fund shares. All performance data reflects fee waivers and/or expense limitations, if any are in effect; in their absence performance would be lower. See Note B in Notes to Financial Statements. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted; for current performance data visit www.calvert.com. The gross expense ratio from the current prospectus for Class A shares is 1.28%. This number may differ from the expense ratio shown elsewhere in this report because it is based on a different time period and, if applicable, does not include fee or expense waivers. Performance data quoted already reflects the deduction of the Fund’s operating expenses.

www.calvert.com CALVERT LONG-TERM INCOME FUND SEMI-ANNUAL REPORT (UNAUDITED) 6

CALVERT LONG-TERM
INCOME FUND
MARCH 31, 2013

AVERAGE ANNUAL TOTAL RETURNS

CLASS A	(WITH MAX. LOAD)
One year	6.23%
Five year	9.32%
Since inception (12/31/2004)	8.27%

banks were the primary reason riskier asset markets outperformed government bonds over the reporting period.

Outlook

We expect policymakers to continue to periodically drive markets in 2013. The upcoming political fight over the U.S. debt ceiling could trigger one of those periods. Euro-area troubles will continue to offer the potential to create turbulent markets.

We expect 2013 U.S. gross domestic product (GDP) growth in the 2% to 2.5% range. Faster growth in the second half of 2013 should offset a first-half slowdown induced by fiscal policy. We expect consumer price inflation to remain comfortably below the Fed’s long-term target of 2%, while the unemployment rate should remain well above the Fed’s policy-action target of 6.5%.

Money-market rates will likely remain near zero percent as the combination of low inflation and elevated unemployment rates should keep the Fed engaged in QE for the balance of the year. This support will act as a soft cap on longer-maturity bond yields. The Fed, however, may taper the pace of the QE buying in the fourth quarter of 2013. We expect the benchmark 10-year Treasury note yield to fluctuate in the broad 1.4% to 2.4% range it has occupied since October 2011.

In summary, monetary policy should remain very accommodative and the search for yield will continue. As a result, corporate bonds could potentially continue to outperform government debt.

May 2013

1. Forecast source: Wall Street Journal

2. Data source for CPI and unemployment rate: Bureau of Labor Statistics

3. A basis point is 0.01 percentage points.

4. Treasury yield data source: Federal Reserve

5. Corporate bond yield data source: Bank of America Merrill Lynch

www.calvert.com CALVERT LONG-TERM INCOME FUND SEMI-ANNUAL REPORT (UNAUDITED) 7

SHAREHOLDER EXPENSE EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) and redemption fees and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2012 to March 31, 2013).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

www.calvert.com CALVERT LONG-TERM INCOME FUND SEMI-ANNUAL REPORT (UNAUDITED) 8

	BEGINNING	ENDING ACCOUNT	EXPENSES PAID
	ACCOUNT VALUE	VALUE	DURING PERIOD*
	10/1/12	3/31/13	10/1/12 - 3/31/13
Actual	$1,000.00	$1,000.83	$6.24
Hypothetical	$1,000.00	$1,018.70	$6.29
(5% return per
year before expenses)

* Expenses are equal to the Fund’s annualized expense ratio of 1.25%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

www.calvert.com CALVERT LONG-TERM INCOME FUND SEMI-ANNUAL REPORT (UNAUDITED) 9

STATEMENT OF NET ASSETS
MARCH 31, 2013

	PRINCIPAL
ASSET-BACKED SECURITIES - 0.2%	AMOUNT	VALUE
Santander Drive Auto Receivables Trust, 1.94%, 3/15/18	$400,000	$404,802

Total Asset-Backed Securities (Cost $399,954)		404,802

COMMERCIAL MORTGAGE-BACKED SECURITIES - 0.9%
Commercial Mortgage Pass Through Certificates, 3.424%,
3/10/31(e)	680,000	702,950
Extended Stay America Trust, 3.604%, 12/5/31 (e)	700,000	710,019
JP Morgan Chase Commercial Mortgage Securities Corp.,
5.299%, 6/12/41 (r)	226,423	230,985
Wachovia Bank Commercial Mortgage Trust, 5.23%, 7/15/41 (r)	15,556	15,538

Total Commercial Mortgage-Backed Securities
(Cost $1,651,187)		1,659,492

CORPORATE BONDS - 89.3%
AbbVie, Inc., 4.40%, 11/6/42 (e)	1,000,000	1,008,243
Actavis, Inc., 4.625%, 10/1/42	1,000,000	1,008,785
Aetna, Inc., 4.50%, 5/15/42	2,000,000	2,022,496
Agrium, Inc., 3.15%, 10/1/22	300,000	289,013
Alcoa, Inc., 5.40%, 4/15/21	1,200,000	1,242,731
Alliance Mortgage Investments, Inc., 12.61%, 6/1/10 (b)(r)(x)*	4,817	—
America Movil SAB de CV, 4.375%, 7/16/42	1,000,000	921,666
American International Group, Inc., 4.875%, 6/1/22	2,600,000	2,941,351
American Tower Corp.:
5.90%, 11/1/21	250,000	292,928
4.70%, 3/15/22	1,000,000	1,086,781
Amgen, Inc., 5.15%, 11/15/41	1,000,000	1,073,023
Anheuser-Busch InBev Worldwide, Inc.:
2.50%, 7/15/22	1,000,000	982,926
3.75%, 7/15/42	1,000,000	937,353
Apache Corp., 4.75%, 4/15/43	1,000,000	1,022,448
ArcelorMittal:
5.375%, 6/1/13 (e)	250,000	251,575
6.00%, 3/1/21	1,000,000	1,051,359
AT&T, Inc.:
3.00%, 2/15/22	185,000	187,171
2.625%, 12/1/22	1,000,000	965,546
5.55%, 8/15/41	3,000,000	3,306,783
Atlantic Mutual Insurance Co., 8.15%, 2/15/28 (b)(e)(p)*	30,000	—
Bank of America Corp., 3.30%, 1/11/23	3,000,000	2,958,177
Bank of America NA, 5.30%, 3/15/17	500,000	560,240
Barrick Gold Corp., 5.25%, 4/1/42	1,000,000	1,002,964
Berkshire Hathaway Finance Corp., 4.40%, 5/15/42	2,000,000	1,986,912
BNSF Funding Trust I, 6.613% to 1/15/26, floating rate
thereafter to 12/15/55 (r)	1,500,000	1,717,500
Boston Properties LP, 3.85%, 2/1/23	1,400,000	1,479,407
Cantor Fitzgerald LP, 7.875%, 10/15/19 (e)	1,350,000	1,403,530
Capital One Bank, 3.375%, 2/15/23	500,000	495,101
Carolina Power & Light Co., 4.10%, 5/15/42	2,000,000	1,996,548

www.calvert.com CALVERT LONG-TERM INCOME FUND SEMI-ANNUAL REPORT (UNAUDITED) 10

	PRINCIPAL
CORPORATE BONDS - CONT’D	AMOUNT	VALUE
Cemex SAB de CV, 5.311%, 9/30/15 (e)(r)	$1,000,000	$1,036,250
CenturyLink, Inc.:
5.80%, 3/15/22	1,250,000	1,265,625
7.65%, 3/15/42	1,100,000	1,062,875
CIT Group, Inc., 5.25%, 3/15/18	500,000	540,000
Citigroup, Inc.:
3.953%, 6/15/16	200,000	215,503
4.05%, 7/30/22	1,000,000	1,033,023
Comcast Corp., 4.65%, 7/15/42	500,000	508,829
ConAgra Foods, Inc., 4.65%, 1/25/43	1,000,000	995,141
Corning, Inc., 4.75%, 3/15/42	2,000,000	2,038,010
COX Communications, Inc., 4.70%, 12/15/42 (e)	1,000,000	984,173
Crown Castle Towers LLC, 4.883%, 8/15/40 (e)	1,000,000	1,151,022
CVS Pass-Through Trust:
5.88%, 1/10/28	314,530	364,846
6.036%, 12/10/28	641,615	752,721
6.943%, 1/10/30	440,166	547,739
Darden Restaurants, Inc., 3.35%, 11/1/22	1,000,000	951,049
DDR Corp., 4.75%, 4/15/18	1,000,000	1,105,537
Deere & Co., 3.90%, 6/9/42	1,800,000	1,778,260
Deutsche Telekom International Finance BV, 4.875%, 3/6/42 (e) .	700,000	702,680
Devon Energy Corp., 4.75%, 5/15/42	1,000,000	976,814
Discover Bank, 7.00%, 4/15/20	500,000	622,409
Discover Financial Services:
5.20%, 4/27/22	500,000	561,037
3.85%, 11/21/22	500,000	514,644
Dow Chemical Co.:
3.00%, 11/15/22	1,000,000	982,802
4.375%, 11/15/42	2,000,000	1,918,154
Dr Pepper Snapple Group, Inc., 3.20%, 11/15/21	1,000,000	1,040,346
Eaton Corp.:
4.00%, 11/2/32 (e)	500,000	499,316
4.15%, 11/2/42 (e)	500,000	487,502
Ecolab, Inc., 5.50%, 12/8/41	1,000,000	1,149,503
EI du Pont de Nemours & Co., 4.15%, 2/15/43	500,000	507,726
Enterprise Products Operating LLC:
4.85%, 8/15/42	1,000,000	1,020,323
4.85%, 3/15/44	500,000	510,436
7.034% to 1/15/18, floating rate thereafter to 1/15/68 (r)	340,000	394,400
ERP Operating LP, 4.625%, 12/15/21	500,000	560,681
First Niagara Financial Group, Inc., 6.75%, 3/19/20	1,000,000	1,198,613
Ford Motor Co., 4.75%, 1/15/43	1,000,000	930,703
Ford Motor Credit Co. LLC:
3.875%, 1/15/15	400,000	415,826
4.207%, 4/15/16	1,000,000	1,064,514
4.25%, 2/3/17	100,000	107,018
5.875%, 8/2/21	1,000,000	1,143,931
Freeport-McMoRan Copper & Gold, Inc.:
3.875%, 3/15/23 (e)	500,000	501,446
5.45%, 3/15/43 (e)	1,000,000	988,295

www.calvert.com CALVERT LONG-TERM INCOME FUND SEMI-ANNUAL REPORT (UNAUDITED) 11

	PRINCIPAL
CORPORATE BONDS - CONT’D	AMOUNT	VALUE
General Electric Capital Corp.:
3.15%, 9/7/22	$1,000,000	$993,607
5.875%, 1/14/38	1,000,000	1,165,985
6.875%, 1/10/39	1,500,000	1,965,347
General Electric Capital Corp. / LJ VP Holdings LLC,
3.80%, 6/18/19 (e)	1,600,000	1,722,221
General Electric Co., 4.125%, 10/9/42	900,000	902,291
Georgia Power Co., 4.30%, 3/15/43	1,000,000	1,003,338
Gilead Sciences, Inc., 5.65%, 12/1/41	1,000,000	1,213,547
Glitnir Banki HF, 6.693% to 6/15/11, floating rate thereafter
to 6/15/16 (e) (r)(y) *	150,000	1,875
Goldman Sachs Group, Inc.:
6.15%, 4/1/18	1,000,000	1,178,367
5.75%, 1/24/22	1,500,000	1,744,086
Heineken NV, 4.00%, 10/1/42 (e)	1,000,000	948,521
Hess Corp., 5.60%, 2/15/41	400,000	429,550
Intel Corp., 4.80%, 10/1/41	500,000	528,104
International Business Machines Corp., 2.90%, 11/1/21	1,000,000	1,048,126
Interpublic Group Co.’s, Inc., 3.75%, 2/15/23	500,000	485,071
Jefferies Group LLC, 5.125%, 4/13/18	500,000	545,000
Johnson Controls, Inc., 5.00%, 3/30/20	1,000,000	1,138,204
JPMorgan Chase & Co., 3.20%, 1/25/23	4,000,000	3,993,528
Kinder Morgan Energy Partners LP, 3.45%, 2/15/23	500,000	505,354
Kraft Foods Group, Inc., 3.50%, 6/6/22	1,000,000	1,045,621
Land O’Lakes Capital Trust I, 7.45%, 3/15/28 (e)	2,100,000	2,089,500
Liberty Mutual Group, Inc., 6.50%, 5/1/42 (e)	2,000,000	2,278,882
LL & P Wind Energy, Inc. Washington Revenue Bonds,
6.192%, 12/1/27 (e)	100,000	98,589
Lowe’s Co.’s, Inc.:
5.125%, 11/15/41	500,000	554,065
4.65%, 4/15/42	1,000,000	1,040,391
Macy’s Retail Holdings, Inc., 5.125%, 1/15/42	500,000	521,792
Memorial Sloan-Kettering Cancer Center, 4.125%, 7/1/52	1,000,000	961,930
Methanex Corp., 5.25%, 3/1/22	1,000,000	1,115,190
Molson Coors Brewing Co., 5.00%, 5/1/42	2,000,000	2,117,522
Morgan Stanley:
5.50%, 1/26/20	500,000	572,878
5.50%, 7/24/20	1,500,000	1,727,493
3.75%, 2/25/23	1,000,000	1,010,786
National Oilwell Varco, Inc.:
2.60%, 12/1/22	500,000	496,646
3.95%, 12/1/42	500,000	480,527
Nationwide Health Properties, Inc.:
6.90%, 10/1/37	390,000	473,205
6.59%, 7/7/38	30,000	35,685
NBCUniversal Media LLC:
2.875%, 1/15/23	2,000,000	1,982,408
4.45%, 1/15/43	2,000,000	1,973,860
New Albertsons, Inc., 8.00%, 5/1/31	1,500,000	1,215,000
Newmont Mining Corp., 4.875%, 3/15/42	500,000	483,795
Nexen, Inc., 6.40%, 5/15/37	1,088,000	1,405,502
NII Capital Corp., 7.625%, 4/1/21	2,400,000	1,728,000
Noble Holding International Ltd., 5.25%, 3/15/42	1,000,000	1,005,915
NYU Hospitals Center, 4.428%, 7/1/42	1,000,000	972,687

www.calvert.com CALVERT LONG-TERM INCOME FUND SEMI-ANNUAL REPORT (UNAUDITED) 12

	PRINCIPAL
CORPORATE BONDS - CONT’D	AMOUNT	VALUE
PacifiCorp:
2.95%, 2/1/22	$2,000,000	$2,085,542
4.10%, 2/1/42	400,000	406,101
Pearson Funding Four plc, 3.75%, 5/8/22 (e)	2,000,000	2,087,940
PepsiCo, Inc.:
2.75%, 3/5/22	1,000,000	1,019,148
3.60%, 8/13/42	200,000	183,330
Pernod-Ricard SA, 5.50%, 1/15/42 (e)	1,000,000	1,113,557
Pioneer Natural Resources Co., 5.875%, 7/15/16	700,000	791,627
PPL Montana LLC, 8.903%, 7/2/20	12,944	14,583
SABMiller Holdings, Inc.:
3.75%, 1/15/22 (e)	780,000	834,872
4.95%, 1/15/42 (e)	2,000,000	2,206,302
Schlumberger Investment SA, 2.40%, 8/1/22 (e)	1,000,000	986,044
Simon Property Group LP:
10.35%, 4/1/19	320,000	461,804
4.125%, 12/1/21	350,000	387,053
Spencer Spirit Holdings, Inc., 11.00%, 5/1/17 (e)	1,100,000	1,201,750
Standard Chartered plc, 3.95%, 1/11/23 (e)	1,800,000	1,792,690
SunTrust Bank, 0.578%, 8/24/15 (r)	975,000	959,994
Syngenta Finance NV, 4.375%, 3/28/42	2,000,000	2,082,354
Target Corp., 4.00%, 7/1/42	500,000	486,512
The Home Depot, Inc., 5.875%, 12/16/36	1,440,000	1,789,770
Time Warner Cable, Inc.:
5.50%, 9/1/41	2,000,000	2,055,312
4.50%, 9/15/42	1,000,000	909,025
Time Warner, Inc.:
3.40%, 6/15/22	500,000	515,594
5.375%, 10/15/41	2,500,000	2,689,465
4.90%, 6/15/42	500,000	502,289
Toyota Motor Credit Corp., 3.30%, 1/12/22	500,000	530,154
Toys R Us Property Co. I LLC, 10.75%, 7/15/17	2,000,000	2,152,500
TransContinental Gas Pipe Line Co. LLC, 4.45%, 8/1/42	650,000	643,654
Transocean, Inc., 3.80%, 10/15/22	500,000	492,558
Union Pacific Corp., 4.30%, 6/15/42	1,000,000	1,019,897
United Technologies Corp., 4.50%, 6/1/42	1,000,000	1,065,868
UnitedHealth Group, Inc.:
3.375%, 11/15/21	200,000	211,141
4.625%, 11/15/41	200,000	208,200
US Bancorp, 2.95%, 7/15/22	1,000,000	995,225
US Bank, 3.778% to 4/29/15, floating rate thereafter
to 4/29/20 (r)	1,000,000	1,053,571
Verizon Communications, Inc.:
4.75%, 11/1/41	1,000,000	990,696
3.85%, 11/1/42	1,000,000	864,891
VF Corp., 3.50%, 9/1/21	1,000,000	1,066,638
Viacom, Inc., 4.50%, 2/27/42	500,000	474,418
Wachovia Capital Trust III, 5.57%, 12/31/49 (r)	2,200,000	2,207,700
Walgreen Co., 4.40%, 9/15/42	1,000,000	960,099

www.calvert.com CALVERT LONG-TERM INCOME FUND SEMI-ANNUAL REPORT (UNAUDITED) 13

	PRINCIPAL
CORPORATE BONDS - CONT’D	AMOUNT	VALUE
Williams Co.’s, Inc., 3.70%, 1/15/23	$1,000,000	$992,709
Xstrata Finance Canada Ltd., 3.60%, 1/15/17 (e)	125,000	131,485
Yara International ASA, 7.875%, 6/11/19 (e)	950,000	1,218,731
Zoetis, Inc., 4.70%, 2/1/43 (e)	500,000	510,410

Total Corporate Bonds (Cost $157,183,872)		163,575,473

MUNICIPAL OBLIGATIONS - 0.8%
Connecticut Special Tax Obligation Revenue Bonds,
5.459%, 11/1/30	1,000,000	1,217,180
Oakland California PO Revenue Bonds, Zero Coupon, 12/15/20	120,000	83,142
Orange County California PO Revenue Bonds, Zero Coupon,
9/1/14	95,000	92,182

Total Municipal Obligations (Cost $1,164,549)		1,392,504

SOVEREIGN GOVERNMENT BONDS - 0.6%
Province of Ontario Canada, 1.65%, 9/27/19	1,195,000	1,193,566

Total Sovereign Government Bonds (Cost $1,191,931)		1,193,566

U.S. GOVERNMENT AGENCIES AND INSTRUMENTALITIES - 0.8%
Freddie Mac:
2.375%, 1/13/22	455,000	473,564
6.75%, 3/15/31	700,000	1,052,142

Total U.S. Government Agencies and Instrumentalities
(Cost $1,366,829)		1,525,706

U.S. TREASURY OBLIGATIONS - 5.0%
United States Treasury Notes, 0.75%, 2/28/18	420,000	419,901
United States Treasury Bonds, 2.75%, 11/15/42	9,490,000	8,796,044

Total U.S. Treasury Obligations (Cost $9,132,646)		9,215,945

TIME DEPOSIT - 0.4%
State Street Bank Time Deposit, 0.12%, 4/1/13	724,272	724,272

Total Time Deposit (Cost $724,272)		724,272

www.calvert.com CALVERT LONG-TERM INCOME FUND SEMI-ANNUAL REPORT (UNAUDITED) 14

EQUITY SECURITIES - 0.3%	SHARES	VALUE
Woodbourne Capital, Trust I, Preferred (b)(e)	1,000,000	$544,600

Total Equity Securities (Cost $452,327)		544,600

TOTAL INVESTMENTS (Cost $173,267,567) - 98.3%		180,236,360
Other assets and liabilities, net - 1.7%		3,040,796
NET ASSETS - 100%		$183,277,156

NET ASSETS CONSIST OF:
Paid-in capital applicable to 10,436,802 shares of
beneficial interest, unlimited number of no par value shares authorized		$174,103,301
Undistributed net investment income (loss)		(32,147)
Accumulated net realized gain (loss)		2,166,655
Net unrealized appreciation (depreciation)		7,039,347

NET ASSETS		$183,277,156

NET ASSET VALUE PER SHARE		$17.56

See notes to financial statements.

www.calvert.com CALVERT LONG-TERM INCOME FUND SEMI-ANNUAL REPORT (UNAUDITED) 15

			UNDERLYING	UNREALIZED
	NUMBER OF	EXPIRATION	FACE AMOUNT	APPRECIATION
FUTURES	CONTRACTS	DATE	AT VALUE	(DEPRECIATION)
Purchased:
5 Year U.S. Treasury Notes	18	6/13	$2,232,984	$12,915
30 Year U.S. Treasury Bonds	61	6/13	8,812,594	57,127
Total Purchased				$70,042

Sold:
10 Year U.S. Treasury Notes	3	6/13	$395,953	$512

(b) This security was valued by the Board of Trustees. See Note A.

(e) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(p) The State of New York Insurance Department has prohibited Atlantic Mutual Insurance Co. from making interest payments. This security is no longer accruing interest.

(r) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(x) Alliance Bancorp and its affiliates filed for Chapter 7 bankruptcy on July 13, 2007. This security is no longer accruing interest.

(y) The government of Iceland took control of Glitnir Banki HF (the Bank) on October 8, 2008. The government has prohibited the Bank from paying any claims owed to foreign entities. This security is no longer accruing interest.

* Non-income producing security.

Abbreviations:
LLC: Limited Liability Corporation
LP: Limited Partnership
plc: Public Limited Company
PO: Pension Obligation

See notes to financial statements.

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STATEMENT OF OPERATIONS
SIX MONTHS ENDED MARCH 31, 2013

NET INVESTMENT INCOME
Investment Income:
Interest income	$4,224,794
Dividend income	3,238
Total investment income	4,228,032

Expenses:
Investment advisory fee	411,774
Administrative fees	283,095
Transfer agency fees and expenses	216,408
Distribution Plan expenses	257,359
Trustees’ fees and expenses	9,277
Custodian fees	17,366
Accounting fees	16,494
Registration fees	9,861
Reports to shareholders	33,227
Professional fees	13,402
Miscellaneous	23,137
Total expenses	1,291,400
Reimbursement from Advisor	(4,498)
Fees paid indirectly	(109)
Net expenses	1,286,793

NET INVESTMENT INCOME	2,941,239

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments	3,371,703
Futures	478,338
3,850,041

Change in unrealized appreciation (depreciation) on:
Investments	(6,611,658)
Futures	(119,722)
(6,731,380)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(2,881,339)

INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$59,900

See notes to financial statements.

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STATEMENTS OF CHANGES IN NET ASSETS

	SIX MONTHS ENDED	YEAR ENDED
	MARCH 31,	SEPTEMBER 30,
INCREASE (DECREASE) IN NET ASSETS	2013	2012
Operations:
Net investment income	$2,941,239	$5,517,990
Net realized gain (loss)	3,850,041	11,657,898
Change in unrealized appreciation (depreciation)	(6,731,380)	8,831,912

INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	59,900	26,007,800

Distributions to shareholders from:
Net investment income	(2,973,386)	(5,648,179)
Net realized gain	(12,614,239)	(6,760,238)
Total distributions	(15,587,625)	(12,408,417)

Capital share transactions:
Shares sold	23,459,974	110,005,950
Reinvestment of distributions	14,145,147	11,048,447
Redemption fees	1,901	5,352
Shares redeemed	(56,284,221)	(90,877,045)
Total capital share transactions	(18,677,199)	30,182,704

TOTAL INCREASE (DECREASE) IN NET ASSETS	(34,204,924)	43,782,087

NET ASSETS
Beginning of period	217,482,080	173,699,993
End of period (including distributions in excess of net
investment income and undistributed net investment
income of $32,147 and $0, respectively)	$183,277,156	$217,482,080

CAPITAL SHARE ACTIVITY
Shares sold	1,286,474	6,179,132
Reinvestment of distributions	783,238	629,102
Shares redeemed	(3,143,312)	(5,072,294)
Total capital share activity	(1,073,600)	1,735,940

See notes to financial statements.

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NOTES TO FINANCIAL STATEMENTS

NOTE A –– SIGNIFICANT ACCOUNTING POLICIES

General: Calvert Long-Term Income Fund (the “Fund”), a series of The Calvert Fund, is registered under the Investment Company Act of 1940 as a non-diversified, open-end management investment company. The Calvert Fund is comprised of six separate series. The operations of each series are accounted for separately. The Fund offers Class A shares which are sold with a maximum front-end sales charge of 3.75%.

Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Trustees (“the Board”) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board.

The Board has adopted Valuation Procedures (the “Procedures”) to determine the fair value of securities and other financial instruments for which market prices are not readily available or which may not be reliably priced. The Board has delegated the day-to-day responsibility for determining the fair value of assets of the Fund to Calvert Investment Management, Inc. (the “Advisor” or “Calvert”) and has provided these Procedures to govern Calvert in its valuation duties.

Calvert has chartered an internal Valuation Committee to oversee the implementation of these Procedures and to assist it in carrying out the valuation responsibilities that the Board has delegated.

The Valuation Committee meets on a regular basis to review illiquid securities and other investments which may not have readily available market prices. The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

The Valuation Committee utilizes various methods to measure the fair value of the Fund’s investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments) The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. Valuation techniques used to value the Funds’ investments by major category are as follows:

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Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, sovereign government bonds, floating rate loans, municipal securities, and U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices, and such securities are generally categorized as Level 2 in the hierarchy. For asset-backed securities, collateralized mortgage-backed obligations, commercial mortgage-backed securities and U.S. government agency mortgage-backed securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. Short-term securities of sufficient credit quality with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and categorized as Level 2 in the hierarchy. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If events occur after the close of the principal market in which foreign securities are traded, and before the close of business of the Fund, that are expected to materially affect the value of those securities, then they are valued at their fair value taking these events into account. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and such securities are categorized as Level 3 in the hierarchy.

If a market value cannot be determined for a security using the methodologies described above, or if, in the good faith opinion of the Advisor, the market value does not constitute a readily available market quotation, or if a significant event has occurred that would materially affect the value of the security, the security will be fair valued as determined in good faith by the Valuation Committee.

The Valuation Committee considers a number of factors, including significant unobservable valuation inputs when arriving at fair value. It considers all significant facts that are reasonably available and relevant to the determination of fair value.

The Valuation Committee primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book

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values, and other relevant information for the investment to determine the fair value of the investment. When more appropriate, the fund may employ an income-based or cost approach. An income-based valuation approach discounts anticipated future cash flows of the investment to calculate a present amount (discounted). The measurement is based on the value indicated by current market expectations about those future amounts. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. A cost based approach is based on the amount that currently would be required to replace the service capacity of an asset (current replacement cost). From the seller’s perspective, the price that would be received for the asset is determined based on the cost to a buyer to acquire or construct a substitute asset of comparable utility, adjusted for obsolescence.

The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis and reviews of any related market activity.

At March 31, 2013, securities valued at $544,600, or 0.3% of net assets, were fair valued in good faith under the direction of the Board.

The following is a summary of the inputs used to value the Fund’s net assets as of March 31, 2013:

	VALUATION INPUTS
INVESTMENTS IN SECURITIES*	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Equity securities	-	$544,600	-	$544,600
Asset-backed securities	-	404,802	-	404,802
Commercial mortgage-backed			-
securities	-	1,659,492	-	1,659,492
Corporate debt	-	163,575,473	-	163,575,473
Municipal obligations	-	1,392,504	-	1,392,504
U.S. government obligations	-	10,741,651	-	10,741,651
Other debt obligations	-	1,917,838	-	1,917,838
TOTAL	-	$180,236,360	-	$180,236,360
Other financial instruments**	$70,554	-	-	$70,554

* For a complete listing of investments, please refer to the Statement of Net Assets.

** Other financial instruments are derivative instruments not reflected in the Statement of Net Assets, such as futures, which are valued at the unrealized appreciation/ depreciation on the instrument.

Loan Participations and Assignments: The Fund may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate,

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governmental, or other borrowers. A Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. A Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. A Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, a Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When a Fund purchases assignments from lenders it acquires direct rights against the borrower of the loan. When investing in a loan participation, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of payments by the lender from the borrower.

Futures Contracts: The Fund may purchase and sell futures contracts, but only when, in the judgment of the Advisor, such a position acts as a hedge. The Fund may not enter into futures contracts for the purpose of speculation or leverage. These futures contracts may include, but are not limited to, futures contracts based on U.S. Government obligations. The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives and may use futures contracts to hedge against changes in the value of interest rates. The Fund may enter into futures contracts agreeing to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Fund’s ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts’ terms. Futures contracts are designed by boards of trade which are designated “contracts markets” by the Commodities Futures Trading Commission. Futures contracts trade on the contracts markets in a manner that is similar to the way a stock trades on a stock exchange and the boards of trade, through their clearing corporations, guarantee the futures contracts against default. As a result, there is minimal counterparty credit risk to the Fund. During the period, the Fund used U.S. Treasury Bond futures contracts to hedge against interest rate changes and to manage overall duration of the Fund. The Fund’s futures contracts at period end are presented in the Statement of Net Assets.

During the period, the Fund invested in 5 year, 10 year, and 30 year U.S. Treasury Bond Futures. The volume of activity has varied throughout the period with a weighted average of 12 contracts and $3,931,014 weighted average notional value.

Short Sales: The Fund may use a hedging technique that involves short sales of U.S. Treasury securities for the purpose of managing the duration of the Fund. Any short sales are “covered” with an equivalent amount of high-quality, liquid securities.

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Security Transactions and Net Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. (See Statement of Net Assets footnotes on page 16.) A debt obligation may be removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured. The Fund earns certain fees in connection with its floating rate loan purchasing activities. These fees are in addition to interest payments earned and may include amendment fees, consent fees and prepayment fees.

Distributions to Shareholders: Distributions to shareholders are recorded by the Fund on ex-dividend date. Dividends from net investment income are paid monthly. Distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Fund’s capital accounts to reflect income and gains available for distribution under income tax regulations.

Estimates: The preparation of the financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reported period. Actual results could differ from those estimates.

Redemption Fees: The Fund charges a 2% redemption fee on redemptions, including exchanges, made within 30 days of purchase in the same Fund. The redemption fee is accounted for as an addition to paid-in capital and is intended to discourage market-timers by ensuring that short-term trading costs are borne by the investors making the transactions and not the shareholders already in the Fund.

Expense Offset Arrangement: The Fund had an arrangement with the custodian bank whereby the custodian’s fees may have been paid indirectly by credits earned on the Fund’s cash on deposit with the bank. These credits were used to reduce the Fund’s expenses. This arrangement was suspended on January 1, 2013, until further notice, due to low interest rates. Such a deposit arrangement was an alternative to overnight investments.

Federal Income Taxes: No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.

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Management has analyzed the Fund’s tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund’s financial statements. A Fund’s federal tax return is subject to examination by the Internal Revenue Service for a period of three years.

NOTE B — RELATED PARTY TRANSACTIONS

Calvert Investment Management, Inc. (the “Advisor”) is wholly-owned by Calvert Investments, Inc., which is indirectly wholly-owned by Ameritas Mutual Holding Company. The Advisor provides investment advisory services and pays the salaries and fees of officers and Trustees of the Fund who are employees of the Advisor or its affiliates. For its services, the Advisor receives an annual fee, payable monthly, of .40% of the Fund’s average daily net assets. Under the terms of the agreement, $63,142 was payable at period end. In addition, $79,802 was payable at period end for operating expenses paid by the Advisor during March 2013.

The Advisor has contractually agreed to limit net annual fund operating expenses through January 31, 2014. The contractual expense cap is 1.25%. For the purpose of this expense limit, operating expenses do not include interest expense, brokerage commissions, taxes, and extraordinary expenses. This expense limitation does not limit acquired fund fees and expenses, if any. To the extent any expense offset credits were earned, the Advisor’s obligation under the contractual limitation may have been reduced and the Advisor may have benefited from the expense offset arrangement.

Calvert Investment Administrative Services, Inc., an affiliate of the Advisor, provides administrative services to the Fund for an annual fee, payable monthly, of .275% of the average daily net assets. Under the terms of the agreement, $43,410 was payable at period end.

Calvert Investment Distributors, Inc. (“CID”), an affiliate of the Advisor, is the distributor and principal underwriter for the Fund. Pursuant to Rule 12b-1 under the Investment Company Act of 1940, the Fund has adopted a Distribution Plan that permits the Fund to pay certain expenses associated with the distribution and servicing of its shares. The expenses paid may not exceed .50% annually of the Fund’s average daily net assets of Class A. The amount actually paid by the Fund is an annualized fee, payable monthly of .25% of the Fund’s average daily net assets of Class A. Under the terms of the agreement, $39,464 was payable at period end.

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CID received $29,423 as its portion of the commissions charged on sales of the Fund’s Class A shares for the six months ended March 31, 2013.

Calvert Investment Services, Inc. (“CIS”), an affiliate of the Advisor, is the shareholder servicing agent for the Fund. For its services, CIS received a fee of $17,158 for the six months ended March 31, 2013. Under the terms of the agreement, $2,761 was payable at period end. Boston Financial Data Services, Inc. is the transfer and dividend disbursing agent.

Each Trustee of the Fund who is not an employee of the Advisor or its affiliates receives an annual retainer of $45,000 plus up to $2,000 for each regular Board and Committee meeting attended. The Board chair and Committee chairs each receive an additional $5,000 annual retainer. Trustees’ fees are allocated to each of the funds served.

NOTE C — INVESTMENT ACTIVITY AND TAX INFORMATION

During the period, the cost of purchases and proceeds from sales of investments, other than short-term and U.S. government securities, were $99,077,819 and $107,547,691, respectively. U.S. government security purchases and sales were $174,765,093 and $186,401,274, respectively.

The Fund may purchase securities, typically short-term variable rate demand notes, from or sell to other funds managed by the Advisor. These interportfolio transactions are primarily used for cash management purposes and are made pursuant to Rule 17a-7 of the Investment Company Act of 1940. For the period ended March 31, 2013, there were no such transactions.

As of March 31, 2013, the tax basis components of unrealized appreciation/(depreciation) and the federal tax cost were as follows:

Unrealized appreciation	$8,133,077
Unrealized (depreciation)	(2,006,133)
Net unrealized appreciation/(depreciation)	$6,126,944

Federal income tax cost of investments	$174,109,416

NOTE D — LINE OF CREDIT

A financing agreement is in place with the Calvert Funds and State Street Corporation (“SSC”). Under the agreement, SSC provides an unsecured line of credit facility, in the aggregate amount of $50 million ($25 million committed and $25 million uncommitted), accessible by the Funds for temporary or emergency purposes only. Borrowings under the committed facility bear interest at the higher of the London Interbank Offered Rate (LIBOR) or the overnight Federal Funds Rate plus 1.25% per annum. A commitment fee of .11% per annum is incurred on the unused portion of the committed facility, which is allocated to all participat-

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ing funds. The Fund had no loans outstanding pursuant to this line of credit at March 31, 2013. For the six months ended March 31, 2013, borrowings by the Fund under the agreement were as follows:

	WEIGHTED		MONTH OF
AVERAGE	AVERAGE	MAXIMUM	MAXIMUM
DAILY	INTEREST	AMOUNT	AMOUNT
BALANCE	RATE	BORROWED	BORROWED
$60,021	1.45%	$2,487,247	March 2013

NOTE E — OTHER

On October 19, 2011, the Advisor determined that it was necessary to change the price at which one of the Fund’s portfolio holdings was then being fair valued. The Advisor subsequently determined that it was appropriate to change the fair value prices at which that portfolio holding as well as certain related holdings had been carried from March 2008 through the Fund’s fiscal year end at September 30, 2011. These adjustments had the effect of changing the net asset value of the Fund by ($203,277), ($483,547), ($125,413), and ($602,412) (unaudited) as of September 30, 2008, 2009, 2010 and March 31, 2011, respectively. These adjustments also had the effect of changing the net asset value per share at which shareholder subscriptions and redemptions were executed during the period. Accordingly, in order to correct these shareholder trades, the Advisor contributed $381,095 to the Fund on December 27, 2011, for the benefit of affected shareholders.

NOTE F — SUBSEQUENT EVENTS

In preparing the financial statements as of March 31, 2013, no subsequent events or transactions occurred that would have required recognition or disclosure in these financial statements

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FINANCIAL HIGHLIGHTS

			PERIODS ENDED
	MARCH 31,		SEPTEMBER 30,	SEPTEMBER 30,
CLASS A SHARES	2013		2012	2011
Net asset value, beginning	$18.89		$17.77	$17.95	^
Income from investment operations:
Net investment income	.26		.48	.58
Net realized and unrealized gain (loss)	(.23)		1.77	.51	^
Total from investment operations	.03		2.25	1.09
Distributions from:
Net investment income	(.26)		(.50)	(.59)
Net realized gain	(1.10)		(.63)	(.68)
Total distributions	(1.36)		(1.13)	(1.27)
Total increase (decrease) in net asset value	(1.33)		1.12	(.18)
Net asset value, ending	$17.56		$18.89	$17.77

Total return*	.08%		13.28%	6.45	%^,^^^
Ratios to average net assets: A
Net investment income	2.86	% (a)	2.70%	3.26%
Total expenses	1.25	% (a)	1.28%	1.32%
Expenses before offsets	1.25	% (a)	1.25%	1.25%
Net expenses	1.25	% (a)	1.25%	1.25%
Portfolio turnover	137%		406%	498%
Net assets, ending (in thousands)	$183,277		$217,482	$173,700

			YEARS ENDED
	SEPTEMBER 30,		SEPTEMBER 30	SEPTEMBER 30,
CLASS A SHARES	2010	^^	2009 ^^	2008	^^
Net asset value, beginning	$17.32	^	$15.33 ^	$15.62
Income from investment operations:
Net investment income	.58		.54	.62
Net realized and unrealized gain (loss)	1.50	^	2.46 ^	.09	^
Total from investment operations	2.08		3.00	.71
Distributions from:
Net investment income	(.57)		(.52)	(.61)
Net realized gain	(.88)		(.49)	(.39)
Total distributions	(1.45)		(1.01)	(1.00)
Total increase (decrease) in net asset value	.63		1.99	(.29)
Net asset value, ending	$17.95	^	$17.32 ^	$15.33	^

Total return*	12.78	%^	20.68%^	4.56	%^
Ratios to average net assets: A
Net investment income	3.47%		3.45%	3.96%
Total expenses	1.42%		1.46%	1.66%
Expenses before offsets	1.25%		1.27%	1.28%
Net expenses	1.25%		1.25%	1.25%
Portfolio turnover	596%		781%	604%
Net assets, ending (in thousands)	$139,775	^	$77,153 ^	$29,328	^

See notes to financial highlights.

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A Total expenses do not reflect amounts reimbursed and/or waived by the Advisor or reductions from expense offset arrangements. Expenses before offsets reflect expenses after reimbursement and/or waiver by the Advisor but prior to reductions from expense offset arrangements. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(a) Annualized.

* Total return is not annualized for periods of less than one year and does not reflect deduction of any front-end or deferred sales charge.

^ Amount was revised for changes to the value of certain security holdings as further described in Note E.

^^ The Financial Highlights for years ended 2008 through 2010 have been restated to reflect a change for an immaterial pricing adjustment.

^^^ The total return was revised from the previously reported amount of 6.63%.

See notes to financial statements.

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EXPLANATION OF FINANCIAL TABLES

SCHEDULE OF INVESTMENTS

The Schedule of Investments is a snapshot of all securities held in the fund at their market value, on the last day of the reporting period. Securities are listed by asset type (e.g., common stock, corporate bonds, U.S. government obligations) and may be further broken down into sub-groups and by industry classification.

STATEMENT OF ASSETS AND LIABILITIES

The Statement of Assets and Liabilities is often referred to as the fund’s balance sheet. It lists the value of what the fund owns, is due and owes on the last day of the reporting period. The fund’s assets include the market value of securities owned, cash, receivables for securities sold and shareholder subscriptions, and receivables for dividends and interest payments that have been earned, but not yet received. The fund’s liabilities include payables for securities purchased and shareholder redemptions, and expenses owed but not yet paid. The statement also reports the fund’s net asset value (NAV) per share on the last day of the reporting period. The NAV is calculated by dividing the fund’s net assets (assets minus liabilities) by the number of shares outstanding. This statement is accompanied by a Schedule of Investments. Alternatively, if certain conditions are met, a Statement of Net Assets may be presented in lieu of this statement and the Schedule of Investments.

STATEMENT OF NET ASSETS

The Statement of Net Assets provides a detailed list of the fund’s holdings, including each security’s market value on the last day of the reporting period. The Statement of Net Assets includes a Schedule of Investments. Other assets are added and other liabilities subtracted from the investments total to calculate the fund’s net assets. Finally, net assets are divided by the outstanding shares of the fund to arrive at its share price, or Net Asset Value (NAV) per share.

At the end of the Statement of Net Assets is a table displaying the composition of the fund’s net assets. Paid in Capital is the money invested by shareholders and represents the bulk of net assets. Undistributed Net Investment Income and Accumulated Net Realized Gains usually approximate the amounts the fund had available to distribute to shareholders as of the statement date. Accumulated Realized Losses will appear as negative balances. Unrealized Appreciation (Depreciation) is the difference between the market value of the fund’s investments and their cost, and reflects the gains (losses) that would be realized if the fund were to sell all of its investments at their statement-date values.

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STATEMENT OF OPERATIONS

The Statement of Operations summarizes the fund’s investment income earned and expenses incurred in operating the fund. Investment income includes dividends earned from stocks and interest earned from interest-bearing securities in the fund. Expenses incurred in operating the fund include the advisory fee paid to the investment advisor, administrative services fees, distribution plan expenses (if applicable), transfer agent fees, shareholder servicing expenses, custodial, legal, and audit fees, and the printing and postage expenses related to shareholder reports. Expense offsets (fees paid indirectly) are also shown. Credits earned from offset arrangements are used to reduce the fund’s expenses. This statement also shows net gains (losses) realized on the sale of investments and the increase or decrease in the unrealized appreciation (depreciation) on investments held during the period.

STATEMENT OF CHANGES IN NET ASSETS

The Statement of Changes in Net Assets shows how the fund’s total net assets changed during the two most recent reporting periods. Changes in the fund’s net assets are attributable to investment operations, distributions and capital share transactions.

The Operations section of the report summarizes information detailed in the Statement of Operations. The Distribution section shows the dividend and capital gain distributions made to shareholders. The amounts shown as distributions in this section may not match the net investment income and realized gains amounts shown in the Operations section because distributions are determined on a tax basis and certain investments or transactions may be treated differently for financial statement and tax purposes. The Capital Share Transactions section shows the amount shareholders invested in the fund, either by purchasing shares or by reinvesting distributions, and the amounts redeemed. The corresponding numbers of shares issued, reinvested and redeemed are shown at the end of the report.

FINANCIAL HIGHLIGHTS

The Financial Highlights table provides a per-share breakdown per class of the components that affect the fund’s net asset value for current and past reporting periods. The table provides total return, total distributions, expense ratios, portfolio turnover and net assets for the applicable period. Total return is a measure of a fund’s performance that encompasses all elements of return: dividends, capital gain distributions and changes in net asset value. Total return is the change in value of an investment over a given period, assuming reinvestment of any dividends and capital gain distributions, expressed as a percentage of the initial investment. Total distributions include distributions from net investment income and net realized gains. Long-term gains are earned on securities held in the fund more than one year. Short-term gains, on the sale of securities held less than one year, are treated as ordinary dividend income for tax purposes. The expense ratio is a fund’s cost of doing business, expressed as a percentage of net assets. These expenses directly reduce returns to shareholders. Portfolio turnover measures the trading activity in a fund’s investment portfolio – how often securities are bought and sold by a fund. Portfolio turnover is affected by market conditions, changes in the size of the fund, the nature of the fund’s investments and the investment style of the portfolio manager.

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PROXY VOTING

The Proxy Voting Guidelines of the Calvert Funds that the Fund uses to determine how to vote proxies relating to portfolio securities are provided as an Appendix to the Fund’s Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Fund at 1-800-368-2745, by visiting the Calvert website at www.calvert.com; or by visiting the SEC’s website at www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website at www.calvert.com and on the SEC’s website at www.sec.gov.

AVAILABILITY OF QUARTERLY PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

BASIS FOR BOARD’S APPROVAL OF INVESTMENT ADVISORY CONTRACT

At a meeting held on December 12, 2012, the Board of Trustees, and by a separate vote, the disinterested Trustees, approved the continuance of the Investment Advisory Agreement between The Calvert Fund and the Advisor with respect to the Fund.

In evaluating the Investment Advisory Agreement, the Board considered a variety of information relating to the Fund and the Advisor. The disinterested Trustees reviewed a report prepared by the Advisor regarding various services provided to the Fund by the Advisor and its affiliates. Such report included, among other data, information regarding the Advisor’s personnel and the Advisor’s revenue and cost of providing services to the Fund, and a separate report prepared by an independent third party, which provided a statistical analysis comparing the Fund’s investment performance, expenses and fees to comparable mutual funds.

The disinterested Trustees were separately represented by independent legal counsel with respect to their consideration of the reapproval of the Investment Advisory Agreement. Prior to voting, the disinterested Trustees reviewed the proposed continuance of the Investment Advisory Agreement with management and also met in private sessions with their counsel at which no representatives of management were present.

In the course of its deliberations regarding the Investment Advisory Agreement, the Board considered the following factors, among others: the nature, extent and quality of the services provided by the Advisor, including the personnel providing such services; the Advisor’s financial condition; the level and method of computing the Fund’s advisory

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fee; comparative performance, fee and expense information for the Fund; the profitability of the Calvert Family of Funds to the Advisor and its affiliates; the direct and indirect benefits, if any, derived by the Advisor and its affiliates from their relationship with the Fund; the effect of the Fund’s growth and size on the Fund’s performance and expenses; the affiliated distributor’s process for monitoring sales load breakpoints; the Advisor’s compliance programs and policies; the Advisor’s performance of substantially similar duties for other funds; and any possible conflicts of interest.

In considering the nature, extent and quality of the services provided by the Advisor under the Investment Advisory Agreement, the Board reviewed information provided by the Advisor relating to its operations and personnel, including, among other information, biographical information on the Advisor’s investment, supervisory and professional staff and descriptions of its organizational and management structure. The Board also took into account similar information provided periodically throughout the previous year by the Advisor as well as the Board’s familiarity with management through Board of Trustees’ meetings, discussions and other reports. The Board considered the Advisor’s management style and its performance in employing its investment strategies, as well as its current level of staffing and overall resources. The Board also noted that it reviewed on a quarterly basis information regarding the Advisor’s compliance with applicable policies and procedures, including those related to personal investing. The Advisor’s administrative capabilities, including its ability to supervise the other service providers for the Fund, were also considered. The Board observed that the scope of services provided by the Advisor generally had expanded over time as a result of regulatory, market and other changes. The Board concluded that it was satisfied with the nature, extent and quality of services provided to the Fund by the Advisor under the Investment Advisory Agreement.

In considering the Fund’s performance, the Board noted that it reviewed on a quarterly basis detailed information about the Fund’s performance results, portfolio composition and investment strategies. In addition, the Board took into account overall financial market conditions. The Board also reviewed various comparative data provided to it in connection with its consideration of the renewal of the Investment Advisory Agreement, including, among other information, a comparison of the Fund’s total return with its Lipper index and with that of other mutual funds deemed to be in its Lipper peer group by an independent third party in its report. This comparison indicated that the Fund performed above the median of its peer group for the one-, three- and five-year periods ended June 30, 2012. The data also indicated that the Fund outperformed its Lipper index for the one-, three- and five-year periods ended June 30, 2012. Based upon its review, the Board concluded that the Fund’s performance was satisfactory.

In considering the Fund’s fees and expenses, the Board compared the Fund’s fees and total expense ratio with various comparative data for the funds in its peer group. Among other findings, the data indicated that the Fund’s advisory fee (after taking into account waivers and/or reimbursements) was below the median of its peer group and that total expenses (net of waivers and/or reimbursements) were above the median of its peer group. The Board noted that the allocation of advisory and administrative fees may vary among the Fund’s peer group. The Board took into account the Advisor’s current undertaking to maintain expense limitations for the Fund’s Class A shares and that the Advisor had reimbursed a portion of the Fund’s expenses. The Board also noted management’s dis-

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cussion of the Fund’s expenses and certain factors that affected the level of such expenses. The Board noted that in 2011, the transfer agency fees paid by the Calvert Family of Funds had been renegotiated, resulting in an overall reduction in the transfer agency fees across the Calvert Family of Funds complex. Based upon its review, the Board concluded that the advisory fee was reasonable in view of the high quality of services received by the Fund from the Advisor and the other factors considered.

The Board reviewed the Advisor’s profitability on a fund-by-fund basis. In reviewing the overall profitability of the advisory fee to the Fund’s Advisor, the Board also considered the fact that affiliates of the Advisor provided shareholder servicing, administrative and distribution services to the Fund for which they received compensation. The information considered by the Board included Calvert’s operating profit margin information both before and after tax expenses with respect to the services that the Advisor and its affiliates provided to the Calvert Family of Funds complex. The Board reviewed the profitability of the Advisor’s relationship with the Fund in terms of the total amount of annual advisory fees it received with respect to the Fund and whether the Advisor had the financial wherewithal to continue to provide a high level of services to the Fund. The Board noted that the Advisor had reimbursed a portion of the Fund’s expenses. The Board also noted the Advisor’s current undertaking to maintain expense limitations for the Fund’s Class A shares. The Board also considered that the Advisor derived benefits to its reputation and other indirect benefits from its relationship with the Fund. Based upon its review, the Board concluded that the Advisor’s and its affiliates’ level of profitability from their relationship with the Fund was reasonable.

The Board considered the effect of the Fund’s current size and its potential growth on its performance and expenses. The Board concluded that adding breakpoints to the advisory fee at specified asset levels would not be appropriate at this time given the Fund’s current size. The Board noted that if the Fund’s assets increased over time, the Fund might realize other economies of scale if assets increased proportionally more than certain other expenses.

In reapproving the Investment Advisory Agreement, the Board, including the disinterested Trustees, did not identify any single factor as controlling, and each Trustee may have attributed different weight to various factors.

CONCLUSIONS

The Board reached the following conclusions regarding the Investment Advisory Agreement, among others: (a) the Advisor has demonstrated that it possesses the capability and resources to perform the duties required of it under the Investment Advisory Agreement; (b) the Advisor maintains appropriate compliance programs; (c) the performance of the Fund is satisfactory relative to the performance of funds with similar investment objectives and to relevant indices; (d) the Advisor is likely to execute its investment strategies consistently over time; and (e) the Fund’s advisory fee is reasonable relative to those of similar funds and to the services to be provided by the Advisor. Based on its conclusions, the Board determined that reapproval of the Investment Advisory Agreement would be in the best interests of the Fund and its shareholders.

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To Open an Account
800-368-2748

Yields and Prices
Calvert Information Network
(24 hours, 7 days a week)
800-368-2745

Service for Existing Account
Shareholders: 800-368-2745
Brokers: 800-368-2746

TDD for Hearing Impaired
800-541-1524

Branch Office
4550 Montgomery Avenue
Suite 1000 North
Bethesda, Maryland 20814

Registered, Certified
or Overnight Mail
Calvert Investments
c/o BFDS,
330 West 9th Street
Kansas City, MO 64105

Web Site
www.calvert.com

Principal Underwriter
Calvert Investment Distributors, Inc.
4550 Montgomery Avenue
Suite 1000 North
Bethesda, Maryland 20814

This report is intended to provide fund information to shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.

Note: The information on our website is not incorporated by reference into this report; our website address is included as an inactive textual reference only.

Investors should carefully consider the investment objectives, risks, charges and expenses of the Calvert Funds. This and other important information is contained in the fund’s summary prospectus and prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call Calvert at 800/368-2745 or visit www. calvert.com.

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Just go to www.calvert.com. If you already have an online account at Calvert, click on My Account, and select the documents you would like to receive via e-mail.

If you’re new to online account access, click on Login/Register to open an online account. Once you’re in, click on the E-delivery sign-up at the bottom of the Account Portfolio page and follow the quick, easy steps. Note: if your shares are not held directly at Calvert but through a brokerage firm, you must contact your broker for electronic delivery options available through their firm.

Integration of Environmental, Social, and Governance Factors in Credit Analysis

As investors have rushed into riskier asset classes such as corporate bonds in search of yield, we have been improving and expanding our analysis of the corporate debt that we consider for purchase in the portfolios. Our team of credit analysts examines the financial condition of corporate bond issuers as well as the structure, terms, and covenants of specific bond issues. From a fundamental research standpoint, the credit analysts collaborate closely with Calvert’s sustainability research department analysts to evaluate a bond issuer’s environmental, social, and governance (ESG) risk factors. This robust ESG integration process helps us to identify, and may serve to lower the risks associated with, ESG factors across the fixed-income portfolios.

Investment Climate

The six-month reporting period featured strong performance by riskier asset classes such as U.S. equities and high-yield debt. The primary catalyst for this performance was the July pledge by the President of the European Central Bank to do whatever it took to defend the European Economic and Monetary Union (EMU). This statement ended yet another round of fear in global markets about the fate of the EMU. Since the first Greek debt crisis in May 2010, global markets experienced several rounds of fear about the EMU crisis. Each round ultimately required strong actions from political, economic, and monetary policymakers to settle the markets. The other catalyst for the strong returns of riskier asset classes was the action of the U.S. Federal Reserve (Fed) in September and December to further ease monetary policy.

Over the past four-and-a-half years, the major central banks around the world adopted increasingly unorthodox monetary policies that drove money-market rates toward zero percent and pushed down the yields available on longer-maturity high-quality bonds. These actions forced investors to search out yield and total-return opportunities in asset classes

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that are traditionally riskier, such as high-yield bonds and equities. The strong performance of these markets over the reporting period is evidence of the impact of these policies.

U.S. economic growth decelerated to a near standstill in the fourth quarter of 2012 as fears of the “fiscal cliff” curbed economic activity. The consensus forecast1 as of early April 2013 was for a return to modest growth of just over 2% for the first quarter of 2013. This would represent a typical post-Great Recession growth pace. The inflation and unemployment rates were little changed over the reporting period with the headline consumer price index (CPI) inflation rate unchanged at 2% as of February 2013 while the unemployment rate declined 0.2 percentage points to 7.6% in March.2

Over the reporting period, the Fed’s near-zero interest rate policy continued to anchor money market rates and short-term bond yields close to zero. The three-month Treasury bill and two-year Treasury note yields, for example, were nearly unchanged at 0.07% and 0.25%, respectively, at the end of the reporting period. The Fed’s government and government-related bond purchase program (popularly called QE for “quantitative easing”) reduced volatility in the U.S. bond market. Longer-term Treasury yields, however, increased as fiscal cliff fears subsided early in 2013. The 10-year Treasury note yield rose 22 basis points3 over the course of the six-month period to 1.87%,4 ending near the middle of its multi-year trading range.

Benchmark yield indices for investment grade and high-yield corporate bonds fell four basis points to 2.82% and 40 basis

CALVERT ULTRA-SHORT
INCOME FUND
MARCH 31, 2013

INVESTMENT PERFORMANCE
(total return at NAV*)
	6 MONTHS	12 MONTHS
	ENDED	ENDED
	3/31/13	3/31/13
Class A	0.75%	1.74%
Class Y	0.84%	2.02%

Barclays 9-12 Months
Short Treasury Index	0.15%	0.31%

Lipper Ultra-Short
Obligations Funds
Average	0.35%	1.18%

SEC YIELD
	30 DAYS ENDED
	3/31/13	9/30/12
Class A	0.38%	0.68%
Class Y	0.60%	0.89%

% OF TOTAL
ECONOMIC SECTORS	INVESTMENTS
Corporate	73.6%
Financial Institutions	31.4%
Industrial	40.1%
Utility	2.1%
Securitized	16.8%
Asset-Backed Securities	9.8%
Commercial Mortgage-Backed
Securities	6.5%
Covered	0.5%
Short-Term Investments	9.6%
Total	100%

*Investment performance/return at NAV does not reflect the deduction of the Fund’s maximum 1.25% front-end sales charge or any deferred sales charge.

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points to 5.91%,5 respectively, over the course of the reporting period. Soothing statements and actions by the major central banks were the primary reason riskier asset markets outperformed government bonds over the reporting period.

Outlook

We expect policymakers to continue to periodically drive markets in 2013. The upcoming political fight over the U.S. debt ceiling could trigger one of those periods. Euro-area troubles will continue to offer the potential to create turbulent markets.

We expect 2013 U.S. gross domestic product (GDP) growth in the 2% to 2.5% range. Faster growth in the second half of 2013 should offset a first-half slowdown induced by fiscal policy. We expect consumer price inflation to remain comfortably below the Fed’s long-term target of 2%, while the unemployment rate should remain well above the Fed’s policy-action target of 6.5%.

CALVERT ULTRA-SHORT
INCOME FUND
MARCH 31, 2013

AVERAGE ANNUAL TOTAL RETURNS

CLASS A SHARES	(WITH MAX. LOAD)
One year	0.45%
Five year	2.74%
Since inception (10/31/2006)	3.14%

CLASS Y SHARES*
One year	2.02%
Five year	3.14%
Since inception (10/31/2006)	3.45%

*Calvert Ultra-Short Income Fund first offered Class Y shares on May 28, 2010. Performance prior to that date reflects the performance of Class A shares at net asset value (NAV). Actual Class Y share performance would have been different.

Money-market rates will likely remain near zero percent as the combination of low inflation and elevated unemployment rates should keep the Fed engaged in QE for the balance of the year. This support will act as a soft cap on longer-maturity bond yields. The Fed, however, may taper the pace of the QE buying in the fourth quarter of 2013. We expect the benchmark 10-year Treasury note yield to fluctuate in the broad 1.4% to 2.4% range it has occupied since October 2011.

In summary, monetary policy should remain very accommodative and the search for yield will continue. As a result, corporate bonds could potentially continue to outperform government debt.

May 2013

1. Forecast source: Wall Street Journal

2. Data source for CPI and unemployment rate: Bureau of Labor Statistics

3. A basis point is 0.01 percentage points.

4. Treasury yield data source: Federal Reserve

5. Corporate bond yield data source: Bank of America Merrill Lynch

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GROWTH OF $10,000

The graph below shows the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds without 10-year records). The results shown are for Class A shares and reflect the deduction of the maximum front-end sales charge of 1.25%, and assume the reinvestment of dividends. The result is compared with benchmarks that include a broad based market index and a Lipper peer group average. Market indexes are unmanaged and their results do not reflect the effect of expenses or sales charges. The Lipper average reflects the deduction of the category’s average front-end sales charge. The value of an investment in a different share class would be different.

All performance data shown, including the graph above and the adjacent table, represents past performance, does not guarantee future results, assumes reinvestment of dividends and distributions and does not reflect the deduction of taxes that a shareholder would pay on the Fund’s distributions or the redemption of the Fund shares. All performance data reflects fee waivers and/or expense limitations, if any are in effect; in their absence performance would be lower. See Note B in Notes to Financial Statements. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted; for current performance data visit www.calvert.com. The gross expense ratio from the current prospectus for Class A shares is 1.05%. This number may differ from the expense ratio shown elsewhere in this report because it is based on a different time period and, if applicable, does not include fee or expense waivers. Performance data quoted already reflects the deduction of the Fund’s operating expenses.

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SHAREHOLDER EXPENSE EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) and redemption fees and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2012 to March 31, 2013).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

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	BEGINNING	ENDING ACCOUNT	EXPENSES PAID
	ACCOUNT VALUE	VALUE	DURING PERIOD*
	10/1/12	3/31/13	10/1/12 - 3/31/13
CLASS A
Actual	$1,000.00	$1,007.47	$4.45
Hypothetical	$1,000.00	$1,020.49	$4.48
(5% return per
year before expenses)

CLASS Y
Actual	$1,000.00	$1,009.09	$3.42
Hypothetical	$1,000.00	$1,021.53	$3.44
(5% return per
year before expenses)

*Expenses are equal to the Fund’s annualized expense ratio of 0.89% and 0.68% for Class A and Class Y, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

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STATEMENT OF NET ASSETS
MARCH 31, 2013

	PRINCIPAL
ASSET-BACKED SECURITIES - 9.4%	AMOUNT	VALUE
American Credit Acceptance Receivables Trust:
1.64%, 11/15/16 (e)	$1,275,207	$1,275,127
1.45%, 4/16/18 (e)	2,850,000	2,849,772
California Republic Auto Receivables Trust, 1.18%, 8/15/17 (e)	1,662,520	1,661,685
Capital Auto Receivables Asset Trust, 8.25%, 12/15/14 (e)	1,350,000	1,370,682
Chrysler Financial Auto Securitization Trust, 2.00%, 1/8/14	1,046,740	1,047,109
CPS Auto Trust:
1.48%, 3/16/20 (e)	2,671,658	2,679,905
1.31%, 6/15/20 (e)	570,000	569,663
Credit Acceptance Auto Loan Trust, 2.06%, 4/16/18 (e)	359,157	359,217
DT Auto Owner Trust:
3.05%, 8/17/15 (e)	1,838,509	1,845,466
4.89%, 1/17/17 (e)	1,000,000	1,022,343
Exeter Automobile Receivables Trust, 3.18%, 3/15/17 (e)	930,000	941,978
First Investors Auto Owner Trust, 1.47%, 5/15/18 (e)	1,824,610	1,827,113
Ford Credit Floorplan Master Owner Trust:
2.07%, 9/15/15 (e)	1,295,000	1,302,594
2.37%, 9/15/15	6,382,000	6,417,950
HLSS Servicer Advance Receivables Backed Notes,
0.898%, 1/15/44 (e)	1,400,000	1,401,400
Navistar Financial Dealer Note Master Trust, 0.874%, 1/25/18 (e)(r)	1,360,000	1,360,000
Santander Consumer Acquired Receivables Trust, 2.01%, 8/15/16 (e)	1,765,186	1,779,572
Santander Drive Auto Receivables Trust:
2.10%, 9/15/14 (e)	677,928	678,993
2.24%, 12/15/14	493,125	495,393
1.33%, 5/15/17	2,000,000	2,010,886
2.86%, 6/15/17 (e)	302,366	304,754
Sierra Receivables Funding Co. LLC:
5.31%, 11/20/25 (e)	3,188,549	3,261,927
2.84%, 11/20/28 (e)	1,693,390	1,738,882
3.58%, 11/20/28 (e)	2,257,854	2,306,818
1.59%, 11/20/29 (e)	1,900,000	1,905,529
2.39%, 11/20/29 (e)	570,000	571,737

Total Asset-Backed Securities (Cost $43,052,155)		42,986,495

COLLATERALIZED MORTGAGE-BACKED
OBLIGATIONS (PRIVATELY ORIGINATED) - 0.7%
Vericrest Opportunity Loan Transferee:
2.487%, 2/26/52 (e)	1,468,659	1,472,919
2.734%, 11/25/60 (e)(r)	1,731,950	1,732,885

Total Collateralized Mortgage-Backed Obligations
(Privately Originated) (Cost $3,204,075)		3,205,804

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COMMERCIAL MORTGAGE-BACKED	PRINCIPAL
SECURITIES - 6.7%	AMOUNT	VALUE
Banc of America Merrill Lynch Commercial Mortgage, Inc.,
4.576%, 7/10/42	$320,737	$321,143
Bear Stearns Commercial Mortgage Securities, 4.83%, 8/15/38	98,674	98,670
Chase Manhattan Bank-First Union National Bank,
6.40%, 8/15/31 (e)	864,060	876,305
COMM Mortgage Trust, 0.383%, 6/15/22 (e)(r)	2,710,345	2,670,497
Commercial Mortgage Acceptance Corp., 6.21%, 7/15/31 (e)	1,144,179	1,143,099
Commercial Mortgage Asset Trust, 7.35%, 1/17/32 (r)	5,600,000	5,761,644
Del Coronado Trust, 1.003%, 3/15/26 (e)(r)	4,000,000	4,000,000
Extended Stay America Trust, 1.004%, 12/5/31 (e)(r)	4,500,000	4,500,306
GMAC Commercial Mortgage Securities, Inc. Trust, 5.466%,
5/10/40 (r)	540,000	546,155
GS Mortgage Securities Corp. II:
1.052%, 11/8/29 (e)(r)	2,500,000	2,505,680
1.652%, 11/8/29 (e)(r)	4,230,000	4,233,786
JP Morgan Chase Commercial Mortgage Securities Corp.:
5.255%, 7/12/37 (r)	1,552,778	1,561,779
5.326%, 8/12/40 (r)	714,761	718,093
Merrill Lynch Mortgage Trust, 4.892%, 2/12/42	34,655	34,684
Morgan Stanley Capital I Trust, 5.007%, 1/14/42	39,738	39,740
Morgan Stanley Dean Witter Capital I, 6.55%, 7/15/33	1,000,000	1,015,343
RREF 2013 LT1 LLC, 2.833%, 5/22/28	760,000	760,000
Wachovia Bank Commercial Mortgage Trust, 5.23%, 7/15/41 (r)	14,389	14,373

Total Commercial Mortgage-Backed Securities (Cost $31,344,447) .		30,801,297

CORPORATE BONDS - 73.4%
AbbVie, Inc., 1.056%, 11/6/15 (e)(r)	6,000,000	6,086,736
Aegon NV, 4.75%, 6/1/13	1,756,000	1,767,714
Airgas, Inc., 7.125%, 10/1/18	525,000	559,585
Alcoa, Inc., 6.00%, 7/15/13	3,325,000	3,374,303
American Express Bank FSB, 5.50%, 4/16/13	2,000,000	2,002,788
American Express Centurion Bank, 0.743%, 11/13/15 (r)	6,000,000	6,015,726
American Express Credit Corp.:
1.134%, 6/24/14 (r)	1,940,000	1,954,566
1.38%, 6/12/15 (r)	2,500,000	2,536,782
American International Group, Inc.:
4.25%, 5/15/13	3,128,000	3,141,457
3.75%, 11/30/13 (e)	5,400,000	5,510,187
4.25%, 9/15/14	1,000,000	1,047,465
Anglo American Capital plc, 2.15%, 9/27/13 (e)	4,000,000	4,022,000
ArcelorMittal, 5.375%, 6/1/13	4,625,000	4,654,138
Avis Budget Car Rental LLC, 2.79%, 5/15/14 (r)	6,000,000	6,000,060
Avon Products, Inc., 5.625%, 3/1/14	3,000,000	3,129,543
Bank of America NA:
0.56%, 6/15/16 (r)	2,843,000	2,766,788
0.58%, 6/15/17 (r)	7,000,000	6,731,375
Barrick Gold Financeco LLC, 6.125%, 9/15/13	5,000,000	5,120,020
BellSouth Corp., 4.02%, 4/26/21 (e)	4,000,000	4,008,416
Branch Banking & Trust Co., 0.60%, 9/13/16 (r)	4,700,000	4,647,684
British Telecommunications plc, 1.405%, 12/20/13 (r)	3,000,000	3,023,490

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	PRINCIPAL
CORPORATE BONDS - CONT’D	AMOUNT	VALUE
Bunge Ltd. Finance Corp., 5.875%, 5/15/13	$1,120,000	$1,126,141
Cantor Fitzgerald LP, 6.375%, 6/26/15 (e)	1,820,000	1,843,445
Capital One Financial Corp., 0.936%, 11/6/15 (r)	5,000,000	5,030,960
Case New Holland, Inc., 7.75%, 9/1/13	1,210,000	1,239,040
Caterpillar Financial Services Corp., 0.642%, 2/9/15 (r)	5,000,000	5,021,260
Cemex SAB de CV, 5.311%, 9/30/15 (e)(r)	5,000,000	5,181,250
CIT Group, Inc., 5.25%, 4/1/14 (e)	1,250,000	1,298,438
Citigroup, Inc.:
0.406%, 3/7/14 (r)	1,250,000	1,246,809
0.576%, 11/5/14 (r)	6,000,000	5,975,436
4.587%, 12/15/15	828,000	897,526
0.551%, 6/9/16 (r)	1,000,000	964,405
Colgate-Palmolive Co., 0.60%, 11/15/14	2,000,000	2,006,568
ConAgra Foods, Inc., 1.30%, 1/25/16	1,000,000	1,007,903
Daimler Finance North America LLC:
0.894%, 3/28/14 (e)(r)	2,000,000	2,005,042
1.875%, 9/15/14 (e)	1,500,000	1,521,976
0.905%, 1/9/15 (e)(r)	2,000,000	2,008,094
Duke Realty LP, 6.25%, 5/15/13	6,000,000	6,038,370
Ecolab, Inc., 2.375%, 12/8/14	2,750,000	2,824,662
Enterprise Products Operating LLC, 5.90%, 4/15/13	6,000,000	6,009,834
ERP Operating LP, 5.20%, 4/1/13	4,937,000	4,937,000
Fidelity National Information Services, Inc., 7.625%, 7/15/17	5,277,000	5,646,390
Fifth Third Bancorp, 0.70%, 12/20/16 (r)	4,000,000	3,937,712
Ford Motor Credit Co. LLC:
7.00%, 10/1/13	5,000,000	5,148,635
3.875%, 1/15/15	750,000	779,674
4.207%, 4/15/16	750,000	798,386
3.984%, 6/15/16	1,500,000	1,589,182
General Electric Capital Corp.:
0.881%, 12/11/15 (r)	2,000,000	2,016,652
0.993%, 4/2/18 (r)	7,000,000	6,993,182
Gilead Sciences, Inc., 2.40%, 12/1/14	1,000,000	1,027,586
Goldman Sachs Group, Inc.:
1.60%, 11/23/15	2,000,000	2,018,314
0.734%, 3/22/16 (r)	6,000,000	5,931,702
Harley-Davidson Financial Services, Inc., 1.15%, 9/15/15 (e)	2,000,000	2,006,950
Hartford Financial Services Group, Inc., 4.625%, 7/15/13	6,886,000	6,965,396
Health Care REIT, Inc., 6.00%, 11/15/13	1,000,000	1,031,667
Hewlett-Packard Co., 1.83%, 9/19/14 (r)	4,000,000	4,039,448
HP Enterprise Services LLC, 6.00%, 8/1/13	5,000,000	5,085,940
HSBC Bank plc:
0.942%, 8/12/13 (e)(r)	1,450,000	1,453,028
1.103%, 1/17/14 (e)(r)	1,500,000	1,508,775
ING Bank NV, 1.623%, 10/18/13 (e)(r)	2,000,000	2,011,798
International Business Machines Corp., 0.875%, 10/31/14	4,000,000	4,031,944
International Lease Finance Corp., 5.875%, 5/1/13	2,000,000	2,007,800
John Deere Capital Corp., 1.25%, 12/2/14	1,500,000	1,520,451
JPMorgan Chase & Co., 1.201%, 1/25/18 (r)	5,000,000	5,032,875
JPMorgan Chase Bank, 0.61%, 6/13/16 (r)	4,000,000	3,936,280

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	PRINCIPAL
CORPORATE BONDS - CONT’D	AMOUNT	VALUE
Leucadia National Corp., 7.75%, 8/15/13	$1,685,000	$1,720,806
Level 3 Financing, Inc., 4.215%, 2/15/15 (r)	3,595,000	3,595,000
Lockheed Martin Corp., 2.125%, 9/15/16	1,000,000	1,038,608
Masco Corp., 4.80%, 6/15/15	750,000	789,763
MetLife Institutional Funding II, 1.205%, 4/4/14 (e)(r)	5,000,000	5,040,730
Mondelez International, Inc., 2.625%, 5/8/13	2,896,000	2,901,607
Morgan Stanley:
0.784%, 10/15/15 (r)	4,000,000	3,933,636
1.538%, 2/25/16 (r)	4,500,000	4,519,174
National Australia Bank Ltd., 1.025%, 4/11/14 (e)(r)	2,000,000	2,014,326
NBCUniversal Enterprise, Inc., 0.965%, 4/15/18 (e)(r)	2,000,000	1,993,636
Penske Truck Leasing Co. LP / PTL Finance Corp.:
2.50%, 7/11/14 (e)	2,373,000	2,410,422
3.125%, 5/11/15 (e)	1,530,000	1,583,071
PNC Funding Corp., 0.501%, 1/31/14 (r)	1,000,000	1,000,842
Quest Diagnostics, Inc., 1.134%, 3/24/14 (r)	1,000,000	1,004,929
Qwest Corp., 3.53%, 6/15/13 (r)	8,500,000	8,529,716
Rio Tinto Finance USA Ltd., 5.875%, 7/15/13	2,882,000	2,924,942
Royal Bank of Canada:
1.002%, 10/30/14 (r)	5,000,000	5,043,830
3.125%, 4/14/15 (e)	2,000,000	2,104,000
Rural Electric Cooperative Grantor Trust Certificates VRDN,
0.23%, 12/18/17 (r)†	1,265,000	1,265,000
Safeway, Inc.:
1.78%, 12/12/13 (r)	3,680,000	3,702,463
6.25%, 3/15/14	4,000,000	4,195,452
Santander Holdings USA, Inc., 3.00%, 9/24/15	1,000,000	1,025,345
Spencer Spirit Holdings, Inc., 11.00%, 5/1/17 (e)	1,250,000	1,365,625
SunTrust Bank, 0.578%, 8/24/15 (r)	2,177,000	2,143,494
SunTrust Banks, Inc., 3.50%, 1/20/17	500,000	535,375
Telefonica Emisiones SAU, 2.582%, 4/26/13	8,608,000	8,616,479
Teva Pharmaceutical Finance Co. BV, 1.193%, 11/8/13 (r)	2,000,000	2,010,164
TransCanada PipeLines Ltd., 4.00%, 6/15/13	4,000,000	4,027,848
Union Pacific Railroad Co. 2004 Pass Through Trust,
5.214%, 9/30/14 (e)	370,000	390,014
United Technologies Corp., 0.787%, 6/1/15 (r)	1,000,000	1,009,788
US Bank, 3.778% to 4/29/15, floating rate thereafter to 4/29/20 (r)	1,500,000	1,580,356
Verizon Communications, Inc., 0.894%, 3/28/14 (r)	3,500,000	3,518,865
Verizon Global Funding Corp., 4.375%, 6/1/13	1,000,000	1,006,376
Volkswagen International Finance NV, 1.032%, 3/21/14 (e)(r)	5,000,000	5,016,840
Wabtec Corp., 6.875%, 7/31/13	2,000,000	2,030,000
Wachovia Bank NA:
0.678%, 11/3/14 (r)	2,151,000	2,152,379
0.61%, 3/15/16 (r)	4,000,000	3,951,712
Wachovia Capital Trust III, 5.57%, 12/31/49 (r)	1,000,000	1,003,500
Walgreen Co., 1.00%, 3/13/15	1,000,000	1,001,999

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	PRINCIPAL
CORPORATE BONDS - CONT’D	AMOUNT	VALUE
Westpac Banking Corp., 1.014%, 3/31/14 (e)(r)	$2,000,000	$2,014,094
Windstream Corp., 8.125%, 8/1/13	2,000,000	2,040,000
Xerox Corp.:
1.68%, 9/13/13 (r)	5,000,000	5,019,290
1.11%, 5/16/14 (r)	1,000,000	998,301
Xstrata Finance Canada Ltd.:
2.85%, 11/10/14 (e)	4,000,000	4,099,560
1.80%, 10/23/15 (e)	3,000,000	3,034,092
Yara International ASA, 5.25%, 12/15/14 (e)	995,000	1,061,790
Zoetis, Inc., 1.15%, 2/1/16 (e)	1,000,000	1,002,664

Total Corporate Bonds (Cost $332,977,602)		335,772,652

U.S. TREASURY OBLIGATIONS - 0.0%
United States Treasury Notes, 0.75%, 2/28/18	50,000	49,988

Total U.S. Treasury Obligations (Cost $49,852)		49,988

MUNICIPAL OBLIGATIONS - 2.2%
California Statewide Communities Development Authority
MFH Revenue VRDN, 0.14%, 10/15/34 (r)†	900,000	900,000
Michigan Strategic Fund LO Revenue VRDN, 0.40%, 9/1/22 (r)†	900,000	900,000
Osceola County Florida HFA MFH Revenue VRDN, 0.30%,
9/15/35 (r) †	875,000	875,000
Rhode Island Student Loan Authority Revenue VRDN, 0.17%,
6/1/48 (r) †	2,200,000	2,200,000
Union County Arkansas Industrial Development Revenue VRDN,
0.43%, 10/1/27 (r)†	5,000,000	5,000,000
Wilkes-Barre Pennsylvania GO VRDN, 0.20%, 11/1/25 (r)†	300,000	300,000

Total Municipal Obligations (Cost $10,175,000)		10,175,000

FLOATING RATE LOANS(d) - 2.0%
Dell Inc.:
5.00%, 2/28/14 (r)	1,846,150	1,836,919
6.25%, 2/5/21 (r)	1,153,850	1,148,081
Dunkin’ Brands, Inc., 3.75%, 2/11/20 (r)	4,000,000	4,044,168
Party City Holdings, Inc., 4.25%, 7/29/19 (r)	1,995,000	2,008,093

Total Floating Rate Loans (Cost $8,985,000)		9,037,261

TIME DEPOSIT - 7.4%
State Street Bank Time Deposit, 0.12%, 4/1/13	33,626,398	33,626,398

Total Time Deposit (Cost $33,626,398)		33,626,398

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	PRINCIPAL
COMMERCIAL PAPER - 1.0%	AMOUNT	VALUE
Wyndham Worldwide Corp., 0.85%, 4/18/13 (e)	$4,500,000	$4,498,194

Total Commercial Paper (Cost $4,498,194)		4,498,194

EQUITY SECURITIES - 0.1%	SHARES
Woodbourne Capital, Trust II, Preferred (b)(e)	1,000,000	544,600

Total Equity Securities (Cost $452,353)		544,600

TOTAL INVESTMENTS (Cost $468,365,076) - 102.9%		470,697,689
Other assets and liabilities, net - (2.9%)		(13,486,854)
NET ASSETS - 100%		$457,210,835

NET ASSETS CONSIST OF:
Paid-in capital applicable to the following shares of beneficial interest, unlimited number of no par value shares authorized:
Class A: 21,209,269 shares outstanding		$330,011,865
Class Y: 8,130,842 shares outstanding		127,641,735
Undistributed net investment income (loss)		(246,569)
Accumulated net realized gain (loss)		(2,522,848)
Net unrealized appreciation (depreciation)		2,326,652

NET ASSETS		$457,210,835

NET ASSET VALUE PER SHARE
Class A (based on net assets of $330,250,140)		$15.57
Class Y (based on net assets of $126,960,695)		$15.61

			UNDERLYING	UNREALIZED
	NUMBER OF	EXPIRATION	FACEAMOUNT	APPRECIATION
FUTURES	CONTRACTS	DATE	AT VALUE	(DEPRECIATION)
Sold:
2 Year U.S. Treasury Notes	109	6/13	$24,029,391	($2,480)
5 Year U.S. Treasury Notes	60	6/13	7,443,281	(3,481)
Total Sold				($5,961)

See notes to financial statements.

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(b) This security was valued by the Board of Directors. See Note A.

(d) Remaining maturities of floating rate loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. Floating rate loans generally pay interest at rates which are periodically re-determined at a margin above the London InterBank Offered Rate (LIBOR) or other short-term rates. The rate shown is the rate in effect at period end.

Floating rate loans are generally considered restrictive in that the Fund is ordinarily contractually obligated to receive consent from the Agent Bank and/or Borrower prior to disposition of a floating rate loan.

(e) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(r) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

† The date shown for Variable Rate Demand Notes (VRDN) represents the date when principal payments must be paid. Most securities have maturity shortening features that function as put options.

Abbreviations:
FSB: Federal Savings Bank
GO: General Obligation
HFA: Housing Finance Agency/Authority
LLC: Limited Liability Corporation
LO: Limited Obligation
LP: Limited Partnership
MFH: Multi-Family Housing
plc: Public Limited Company
REIT: Real Estate Investment Trust
VRDN: Variable Rate Demand Notes

See notes to financial statements.

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STATEMENT OF OPERATIONS
SIX MONTHS ENDED MARCH 31, 2013

NET INVESTMENT INCOME
Investment Income:
Interest income	$3,916,880
Total investment income	3,916,880

Expenses:
Investment advisory fee	632,690
Administrative fees	527,242
Transfer agency fees and expenses	270,021
Distribution Plan expenses:
Class A	406,493
Trustees’ fees and expenses	18,754
Custodian fees	26,343
Accounting fees	34,038
Registration fees	14,630
Reports to shareholders	42,516
Professional fees	16,683
Miscellaneous	44,045
Total expenses	2,033,455
Reimbursement from Advisor:
Class A	(256,092)
Fees paid indirectly	(422)
Net expenses	1,776,941

NET INVESTMENT INCOME	2,139,939

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments	1,292,960
Futures	(20,821)
1,272,139

Change in unrealized appreciation (depreciation) on:
Investments	(134,490)
Futures	43,757
(90,733)

NET REALIZED AND UNREALIZED GAIN (LOSS)	1,181,406

INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$3,321,345

See notes to financial statements.

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STATEMENTS OF CHANGES IN NET ASSETS

	SIX MONTHS ENDED	YEAR ENDED
	MARCH 31,	SEPTEMBER 30,
INCREASE (DECREASE) IN NET ASSETS	2013	2012
Operations:
Net investment income	$2,139,939	$4,556,590
Net realized gain (loss)	1,272,139	(1,488,396)
Change in unrealized appreciation (depreciation)	(90,733)	7,172,011

INCREASE(DECREASE) IN NET ASSETS
RESULTINGFROM OPERATIONS	3,321,345	10,240,205

Distributions to shareholders from:
Net investment income:
Class A shares	(1,793,877)	(5,395,791)
Class Y shares	(628,987)	(1,363,067)
Net realized gain:
Class A shares	—	(81,119)
Class Y shares	—	(17,218)
Total distributions	(2,422,864)	(6,857,195)

Capital share transactions:
Shares sold:
Class A shares	92,832,327	164,940,422
Class Y shares	73,841,370	73,477,541
Reinvestment of distributions:
Class A shares	1,423,330	4,463,153
Class Y shares	419,213	856,600
Redemption fees:
Class A shares	253	1,784
Class Y shares	764	11,403
Shares redeemed:
Class A shares	(93,895,945)	(226,071,454)
Class Y shares	(29,294,526)	(79,165,399)
Total capital share transactions	45,326,786	(61,485,950)

TOTAL INCREASE (DECREASE) IN NET ASSETS	46,225,267	(58,102,940)

NET ASSETS
Beginning of period	410,985,568	469,088,508
End of period (including distributions in excess of net investment income and undistributed net investment income
of $246,569 and $36,356, respectively)	$457,210,835	$410,985,568

See notes to financial statements.

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STATEMENTS OF CHANGES IN NET ASSETS

	SIX MONTHS ENDED	YEAR ENDED
	MARCH 31,	SEPTEMBER 30,
CAPITAL SHARE ACTIVITY	2013	2012
Shares sold:
Class A shares	5,965,043	10,659,215
Class Y shares	4,731,664	4,735,902
Reinvestment of distributions:
Class A shares	91,512	288,699
Class Y shares	26,875	55,268
Shares redeemed:
Class A shares	(6,033,579)	(14,614,406)
Class Y shares	(1,877,413)	(5,104,925)
Total capital share activity	2,904,102	(3,980,247)

See notes to financial statements.

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NOTES TO FINANCIAL STATEMENTS

NOTE A –– SIGNIFICANT ACCOUNTING POLICIES

General: Calvert Ultra-Short Income Fund (the “Fund”), a series of The Calvert Fund, is registered under the Investment Company Act of 1940 as a non-diversified, open-end management investment company. The Calvert Fund is comprised of six separate series. The operations of each series are accounted for separately. The Fund offers Class A and Class Y shares of beneficial interest. Class A shares are sold with a maximum front-end sales charge of 1.25%. Class Y shares are generally only available to wrap or similar fee-based programs offered by financial intermediaries that have entered into an agreement with the Fund’s Distributor to offer Class Y shares. Class Y shares have no front-end or deferred sales charge and have lower levels of expenses than Class A shares. Each class has different: (a) dividend rates due to differences in Distribution Plan expenses and other class specific expenses, (b) exchange privileges and (c) class specific voting rights.

Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Trustees (“the Board”) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board.

The Board has adopted Valuation Procedures (the “Procedures”) to determine the fair value of securities and other financial instruments for which market prices are not readily available or which may not be reliably priced. The Board has delegated the day-to-day responsibility for determining the fair value of assets of the Fund to Calvert Investment Management, Inc. (the “Advisor” or “Calvert”) and has provided these Procedures to govern Calvert in its valuation duties.

Calvert has chartered an internal Valuation Committee to oversee the implementation of these Procedures and to assist it in carrying out the valuation responsibilities that the Board has delegated.

The Valuation Committee meets on a regular basis to review illiquid securities and other investments which may not have readily available market prices. The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

The Valuation Committee utilizes various methods to measure the fair value of the Fund’s investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

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The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. Valuation techniques used to value the Funds’ investments by major category are as follows: Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, floating rate loans, municipal securities, and U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and such securities are generally categorized as Level 2 in the hierarchy. For asset-backed securities, collateralized mortgage-backed obligations, and commercial mortgage-backed securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. Short-term securities of sufficient credit quality with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or using the last available price and are categorized as Level 2 in the hierarchy. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If events occur after the close of the principal market in which foreign securities are traded, and before the close of business of the Fund, that are expected to materially affect the value of those securities, then they are valued at their fair value taking these events into account. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and such securities are categorized as Level 3 in the hierarchy.

If a market value cannot be determined for a security using the methodologies described above, or if, in the good faith opinion of the Advisor, the market value does not constitute a readily available market quotation, or if a significant event has occurred that would materially affect the value of the security, the security will be fair valued as determined in good faith by the Valuation Committee.

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The Valuation Committee considers a number of factors, including significant unobservable valuation inputs when arriving at fair value. It considers all significant facts that are reasonably available and relevant to the determination of fair value.

The Valuation Committee primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. When more appropriate, the fund may employ an income-based or cost approach. An income-based valuation approach discounts anticipated future cash flows of the investment to calculate a present amount (discounted). The measurement is based on the value indicated by current market expectations about those future amounts. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. A cost based approach is based on the amount that currently would be required to replace the service capacity of an asset (current replacement cost). From the seller’s perspective, the price that would be received for the asset is determined based on the cost to a buyer to acquire or construct a substitute asset of comparable utility, adjusted for obsolescence.

The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis and reviews of any related market activity.

At March 31, 2013, securities valued at $544,600, or 0.1% of net assets, were fair valued in good faith under the direction of the Board.

The following is a summary of the inputs used to value the Fund’s net assets as of March 31, 2013:

	VALUATION INPUTS
INVESTMENTS IN SECURITIES*	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Equity securities	-	$544,600	-	$544,600
Asset-backed securities	-	42,986,495	-	42,986,495
Collateralized mortgage-backed
obligations	-	3,205,804	-	3,205,804
Commercial mortgage-backed
securities	-	30,801,297	-	30,801,297
Corporate debt	-	335,772,652	-	335,772,652
Municipal obligations	-	10,175,000	-	10,175,000
U.S. government obligations	-	49,988	-	49,988
Other debt obligations	-	47,161,853	-	47,161,853
TOTAL	-	$470,697,689	-	$470,697,689
Other financial instruments**	($5,961)	-	-	($5,961)

* For a complete listing of investments, please refer to the Statement of Net Assets.

** Other financial instruments are derivative instruments not reflected in the Statement of Net Assets, such as futures, which are valued at the unrealized appreciation/depreciation on the instrument.

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Loan Participations and Assignments: The Fund may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. A Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. A Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. A Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, a Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When a Fund purchases assignments from lenders it acquires direct rights against the borrower of the loan. When investing in a loan participation, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of payments by the lender from the borrower.

Futures Contracts: The Fund may purchase and sell futures contracts, but only when, in the judgment of the Advisor, such a position acts as a hedge. The Fund may not enter into futures contracts for the purpose of speculation or leverage. These futures contracts may include, but are not limited to, futures contracts based on U.S. Government obligations. The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives and may use futures contracts to hedge against changes in the value of interest rates. The Fund may enter into futures contracts agreeing to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Fund’s ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts’ terms. Futures contracts are designed by boards of trade which are designated “contracts markets” by the Commodities Futures Trading Commission. Futures contracts trade on the contracts markets in a manner that is similar to the way a stock trades on a stock exchange and the boards of trade, through their clearing corporations, guarantee the futures contracts against default. As a result, there is minimal counterparty credit risk to the Fund. During the period, the Fund used U.S. Treasury Bond futures contracts to hedge against interest rate changes and to manage overall duration of the Fund. The Fund’s futures contracts at period end are presented in the Statement of Net Assets.

During the period, the Fund invested in 2 year and 5 year U.S. Treasury Bond Futures. The volume of activity has varied throughout the period with a weighted average of 43 contracts and $288,404 weighted average notional value.

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Short Sales: The Fund may use a hedging technique that involves short sales of U.S. Treasury securities for the purposes of managing the duration of the Fund. Any short sales are “covered” with an equivalent amount of high-quality, liquid securities.

Security Transactions and Net Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. (See Statement of Net Assets footnotes on page 16.) A debt obligation may be removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured. The Fund earns certain fees in connection with its floating rate loan purchasing activities. These fees are in addition to interest payments earned and may include amendment fees, consent fees and prepayment fees. Investment income and realized and unrealized gains and losses are allocated to separate classes of shares based upon the relative net assets of each class. Expenses arising in connection with a specific class are charged directly to that class. Expenses common to the classes are allocated to each class in proportion to their relative net assets.

Distributions to Shareholders: Distributions to shareholders are recorded by the Fund on ex-dividend date. Dividends from net investment income are paid monthly. Distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Fund’s capital accounts to reflect income and gains available for distribution under income tax regulations.

Estimates: The preparation of the financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reported period. Actual results could differ from those estimates.

Redemption Fees: The Fund charges a 2% redemption fee on redemptions, including exchanges, made within 7 days of purchase in the same Fund. The redemption fee is accounted for as an addition to paid-in capital and is intended to discourage market-timers by ensuring that short-term trading costs are borne by the investors making the transactions and not the shareholders already in the Fund.

Expense Offset Arrangement: The Fund had an arrangement with the custodian bank whereby the custodian’s fees may have been paid indirectly by credits earned on the Fund’s cash on deposit with the bank. These credits were used to reduce the Fund’s expenses. This arrangement was suspended on January 1, 2013, until further notice, due

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to low interest rates. Such a deposit arrangement was an alternative to overnight investments.

Federal Income Taxes: No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.

Management has analyzed the Fund’s tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund’s financial statements. A Fund’s federal tax return is subject to examination by the Internal Revenue Service for a period of three years.

NOTE B — RELATED PARTY TRANSACTIONS

Calvert Investment Management, Inc. (the “Advisor”) is wholly-owned by Calvert Investments, Inc., which is indirectly wholly-owned by Ameritas Mutual Holding Company. The Advisor provides investment advisory services and pays the salaries and fees of officers and Trustees of the Fund who are employees of the Advisor or its affiliates. For its services, the Advisor receives a monthly fee based on an annual rate of .30% of the first $1 billion of the Fund’s average daily net assets and .29% of all assets above $1 billion. Under the terms of the agreement, $114,046 was payable at period end. In addition, $47,096 was payable at period end for operating expenses paid by the Advisor during March 2013.

The Advisor has contractually agreed to limit net annual fund operating expenses through January 31, 2014. The contractual expense cap is .89% for Class A and .84% for Class Y. For the purpose of this expense limit, operating expenses do not include interest expense, brokerage commissions, taxes, and extraordinary expenses. This expense limitation does not limit acquired fund fees and expenses, if any. To the extent any expense offset credits were earned, the Advisor’s obligation under the contractual limitation may have been reduced and the Advisor may have benefited from the expense offset arrangement.

Calvert Investment Administrative Services, Inc., an affiliate of the Advisor, provides administrative services to the Fund for an annual fee, payable monthly, of .25% of the average daily net assets of Classes A and Y. Under the terms of the agreement, $95,038 was payable at period end.

Calvert Investment Distributors, Inc. (“CID”), an affiliate of the Advisor, is the distributor and principal underwriter for the Fund. Pursuant to Rule 12b-1 under the Investment Company Act of 1940, the Fund has adopted a Distribution Plan that permits the Fund to pay certain expenses associated with the distribution and servicing of its shares. The expenses paid may not exceed .50% annually of the Fund’s average daily net assets of Class A. The amount actually paid by the Fund is an annualized fee, payable monthly, of .25% of the average daily net assets of Class A. Class Y shares do not have Distribution Plan expenses. Under the terms of the agreement, $69,760 was payable at period end.

CID received $10,012 as its portion of the commissions charged on sales of the Fund’s Class A shares for the six months ended March 31, 2013.

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Calvert Investment Services, Inc. (“CIS”), an affiliate of the Advisor, is the shareholder servicing agent for the Fund. For its services, CIS received a fee of $18,531 for the six months ended March 31, 2013. Under the terms of the agreement, $3,022 was payable at period end. Boston Financial Data Services, Inc. is the transfer and dividend disbursing agent.

Each Trustee of the Fund who is not an employee of the Advisor or its affiliates receives an annual retainer of $45,000 plus up to $2,000 for each regular Board and Committee meeting attended. The Board chair and Committee chairs each receive an additional $5,000 annual retainer. Trustees’ fees are allocated to each of the funds served.

NOTE C — INVESTMENT ACTIVITY AND TAX INFORMATION

During the period, the cost of purchases and proceeds from sales of investments, other than short-term and U.S. government securities, were $314,694,230 and $270,561,420, respectively. U.S. government security purchases and sales were $127,374,087 and $130,537,399, respectively.

The Fund may purchase securities, typically short-term variable rate demand notes, from or sell to other funds managed by the Advisor. These interportfolio transactions are primarily used for cash management purposes and are made pursuant to Rule 17a-7 of the Investment Company Act of 1940. For the period ended March 31, 2013, such purchase and sales transactions were $23,930,000 and $13,834,075, respectively. The realized loss on the sales transactions was $1,983.

CAPITAL LOSS CARRYFORWARDS
Short-Term	($3,477,260)
Long-Term	(362,750)

Capital losses retain their character as either short-term or long-term and will not expire.

They may be utilized to offset future capital gains.

As of March 31, 2013, the tax basis components of unrealized appreciation/(depreciation) and the federal tax cost were as follows:

Unrealized appreciation	$3,206,461
Unrealized (depreciation)	(875,984)
Net unrealized appreciation/(depreciation)	$2,330,477

Federal income tax cost of investments	$468,367,212

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NOTE D — LINE OF CREDIT

A financing agreement is in place with the Calvert Funds and State Street Corporation (“SSC”). Under the agreement, SSC provides an unsecured line of credit facility, in the aggregate amount of $50 million ($25 million committed and $25 million uncommitted), accessible by the Funds for temporary or emergency purposes only. Borrowings under the committed facility bear interest at the higher of the London Interbank Offered Rate (LIBOR) or the overnight Federal Funds Rate plus 1.25% per annum. A commitment fee of .11% per annum is incurred on the unused portion of the committed facility, which is allocated to all participating funds. The Fund had no borrowings under the agreement during the six months ended March 31, 2013.

NOTE E – SUBSEQUENT EVENTS

In preparing the financial statements as of March 31, 2013, no subsequent events or transactions occurred that would have required recognition or disclosure in these financial statements.

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FINANCIAL HIGHLIGHTS

	PERIODS ENDED
	MARCH 31,		SEPTEMBER 30,	SEPTEMBER 30,
CLASS A SHARES	2013		2012	2011
Net asset value, beginning	$15.54		$15.41	$15.77
Income from investment operations:
Net investment income	.08		.15	.22
Net realized and unrealized gain (loss)	.04		.22	(.19)
Total from investment operations	.12		.37	.03
Distributions from:
Net investment income	(.09)		(.24)	(.31)
Net realized gain	—		—	(.08)
Total distributions	(.09)		(.24)	(.39)
Total increase (decrease) in net asset value	.03		.13	(.35)
Net asset value, ending	$15.57		$15.54	$15.41

Total return*	.75%		2.45%	.23%
Ratios to average net assets: A
Net investment income	.97	% (a)	1.03%	1.31%
Total expenses	1.05	% (a)	1.05%	1.06%
Expenses before offsets	.89	% (a)	.89%	.89%
Net expenses	.89	% (a)	.89%	.89%
Portfolio turnover	121%		210%	208%
Net assets, ending (in thousands)	$330,250		$329,197	$383,102

			YEARS ENDED
	SEPTEMBER 30,		SEPTEMBER 30,	SEPTEMBER 30,
CLASS A SHARES	2010		2009	2008
Net asset value, beginning	$15.58		$14.97	$15.04
Income from investment operations:
Net investment income	.21		.34	.60
Net realized and unrealized gain (loss)	.27		.60	.04
Total from investment operations	.48		.94	.64
Distributions from:
Net investment income	(.20)		(.30)	(.61)
Net realized gain	(.09)		(.03)	(.10)
Total distributions	(.29)		(.33)	(.71)
Total increase (decrease) in net asset value	.19		.61	(.07)
Net asset value, ending	$15.77		415.58	$14.97

Total return*	3.07%		6.42%	4.34%
Ratios to average net assets: A
Net investment income	1.46%		2.36%	3.57%
Total expenses	1.08%		1.26%	2.09%
Expenses before offsets	.89%		.93%	.92%
Net expenses	.89%		.89%	.89%
Portfolio turnover	268%		300%	475%
Net assets, ending (in thousands)	$241,254		$93,870	$27,333

See notes to financial highlights.

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FINANCIAL HIGHLIGHTS

	PERIODS ENDED
	MARCH 31,		SEPTEMBER 30,
CLASS Y SHARES	2013		2012
Net asset value, beginning	$15.58		$15.46
Income from investment operations:
Net investment income	.09		.20
Net realized and unrealized gain (loss)	.04		.20
Total from investment operations	.13		.40
Distributions from:
Net investment income	(.10)		(.28)
Total distributions	(.10)		(.28)
Total increase (decrease) in net asset value	.03		.12
Net asset value, ending	$15.61		$15.58

Total return*	.84%		2.61%
Ratios to average net assets: A
Net investment income	1.15	% (a)	1.26%
Total expenses	.68	% (a)	.67%
Expenses before offsets	.68	% (a)	.67%
Net expenses	.68	% (a)	.67%
Portfolio turnover	121%		210%
Net assets, ending (in thousands)	$126,961		$81,789

	PERIODS ENDED
	SEPTEMBER 30,		SEPTEMBER30,
CLASS Y SHARES	2011		2010	^
Net asset value, beginning	$15.81		$15.67
Income from investment operations:
Net investment income	.26		.07
Net realized and unrealized gain (loss)	(.19)		.14
Total from investment operations	.07		.21
Distributions from:
Net investment income	(.34)		(.07)
Net realized gain	(.08)		—
Total distributions	(.42)		(.07)
Total increase (decrease) in net asset value	(.35)		.14
Net asset value, ending	$15.46		$15.81

Total return*	.47%		1.35%
Ratios to average net assets: A
Net investment income	1.47%		1.69	% (a)
Total expenses	.67%		.75	% (a)
Expenses before offsets	.67%		.75	% (a)
Net expenses	.67%		.75	% (a)
Portfolio turnover	208%		62%
Net assets, ending (in thousands)	$85,987		$37,270

See notes to financial highlights.

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A Total expenses do not reflect amounts reimbursed and/or waived by the Advisor or reductions from expense offset arrangements. Expenses before offsets reflect expenses after reimbursement and/or waiver by the Advisor but prior to reductions from expense offset arrangements. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(a) Annualized.

* Total return is not annualized for periods of less than one year and does not reflect deduction of any front-end sales charge.

^ From May 28, 2010 inception.

See notes to financial statements.

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EXPLANATION OF FINANCIAL TABLES

SCHEDULE OF INVESTMENTS

The Schedule of Investments is a snapshot of all securities held in the fund at their market value, on the last day of the reporting period. Securities are listed by asset type (e.g., common stock, corporate bonds, U.S. government obligations) and may be further broken down into sub-groups and by industry classification.

STATEMENT OF ASSETS AND LIABILITIES

The Statement of Assets and Liabilities is often referred to as the fund’s balance sheet. It lists the value of what the fund owns, is due and owes on the last day of the reporting period. The fund’s assets include the market value of securities owned, cash, receivables for securities sold and shareholder subscriptions, and receivables for dividends and interest payments that have been earned, but not yet received. The fund’s liabilities include payables for securities purchased and shareholder redemptions, and expenses owed but not yet paid. The statement also reports the fund’s net asset value (NAV) per share on the last day of the reporting period. The NAV is calculated by dividing the fund’s net assets (assets minus liabilities) by the number of shares outstanding. This statement is accompanied by a Schedule of Investments. Alternatively, if certain conditions are met, a Statement of Net Assets may be presented in lieu of this statement and the Schedule of Investments.

STATEMENT OF NET ASSETS

The Statement of Net Assets provides a detailed list of the fund’s holdings, including each security’s market value on the last day of the reporting period. The Statement of Net Assets includes a Schedule of Investments. Other assets are added and other liabilities subtracted from the investments total to calculate the fund’s net assets. Finally, net assets are divided by the outstanding shares of the fund to arrive at its share price, or Net Asset Value (NAV) per share.

At the end of the Statement of Net Assets is a table displaying the composition of the fund’s net assets. Paid in Capital is the money invested by shareholders and represents the bulk of net assets. Undistributed Net Investment Income and Accumulated Net Realized Gains usually approximate the amounts the fund had available to distribute to shareholders as of the statement date. Accumulated Realized Losses will appear as negative balances. Unrealized Appreciation (Depreciation) is the difference between the market value of the fund’s investments and their cost, and reflects the gains (losses) that would be realized if the fund were to sell all of its investments at their statement-date values.

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STATEMENT OF OPERATIONS

The Statement of Operations summarizes the fund’s investment income earned and expenses incurred in operating the fund. Investment income includes dividends earned from stocks and interest earned from interest-bearing securities in the fund. Expenses incurred in operating the fund include the advisory fee paid to the investment advisor, administrative services fees, distribution plan expenses (if applicable), transfer agent fees, shareholder servicing expenses, custodial, legal, and audit fees, and the printing and postage expenses related to shareholder reports. Expense offsets (fees paid indirectly) are also shown. Credits earned from offset arrangements are used to reduce the fund’s expenses. This statement also shows net gains (losses) realized on the sale of investments and the increase or decrease in the unrealized appreciation (depreciation) on investments held during the period.

STATEMENT OF CHANGES IN NET ASSETS

The Statement of Changes in Net Assets shows how the fund’s total net assets changed during the two most recent reporting periods. Changes in the fund’s net assets are attributable to investment operations, distributions and capital share transactions.

The Operations section of the report summarizes information detailed in the Statement of Operations. The Distribution section shows the dividend and capital gain distributions made to shareholders. The amounts shown as distributions in this section may not match the net investment income and realized gains amounts shown in the Operations section because distributions are determined on a tax basis and certain investments or transactions may be treated differently for financial statement and tax purposes. The Capital Share Transactions section shows the amount shareholders invested in the fund, either by purchasing shares or by reinvesting distributions, and the amounts redeemed. The corresponding numbers of shares issued, reinvested and redeemed are shown at the end of the report.

FINANCIAL HIGHLIGHTS

The Financial Highlights table provides a per-share breakdown per class of the components that affect the fund’s net asset value for current and past reporting periods. The table provides total return, total distributions, expense ratios, portfolio turnover and net assets for the applicable period. Total return is a measure of a fund’s performance that encompasses all elements of return: dividends, capital gain distributions and changes in net asset value. Total return is the change in value of an investment over a given period, assuming reinvestment of any dividends and capital gain distributions, expressed as a percentage of the initial investment. Total distributions include distributions from net investment income and net realized gains. Long-term gains are earned on securities held in the fund more than one year. Short-term gains, on the sale of securities held less than one year, are treated as ordinary dividend income for tax purposes. The expense ratio is a fund’s cost of doing business, expressed as a percentage of net assets. These expenses directly reduce returns to shareholders. Portfolio turnover measures the trading activity in a fund’s investment portfolio – how often securities are bought and sold by a fund. Portfolio turnover is affected by market conditions, changes in the size of the fund, the nature of the fund’s investments and the investment style of the portfolio manager.

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PROXY VOTING

The Proxy Voting Guidelines of the Calvert Funds that the Fund uses to determine how to vote proxies relating to portfolio securities are provided as an Appendix to the Fund’s Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Fund at 1-800-368-2745, by visiting the Calvert website at www.calvert.com; or by visiting the SEC’s website at www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website at www.calvert.com and on the SEC’s website at www.sec.gov.

AVAILABILITY OF QUARTERLY PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

BASIS FOR BOARD’S APPROVAL OF INVESTMENT ADVISORY CONTRACT

At a meeting held on December 12, 2012, the Board of Trustees, and by a separate vote, the disinterested Trustees, approved the continuance of the Investment Advisory Agreement between The Calvert Fund and the Advisor with respect to the Fund.

In evaluating the Investment Advisory Agreement, the Board considered a variety of information relating to the Fund and the Advisor. The disinterested Trustees reviewed a report prepared by the Advisor regarding various services provided to the Fund by the Advisor and its affiliates. Such report included, among other data, information regarding the Advisor’s personnel and the Advisor’s revenue and cost of providing services to the Fund, and a separate report prepared by an independent third party, which provided a statistical analysis comparing the Fund’s investment performance, expenses, and fees to comparable mutual funds.

The disinterested Trustees were separately represented by independent legal counsel with respect to their consideration of the reapproval of the Investment Advisory Agreement. Prior to voting, the disinterested Trustees reviewed the proposed continuance of the Investment Advisory Agreement with management and also met in private sessions with their counsel at which no representatives of management were present.

In the course of its deliberations regarding the Investment Advisory Agreement, the Board considered the following factors, among others: the nature, extent and quality of the services provided by the Advisor, including the personnel providing such services; the

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Advisor’s financial condition; the level and method of computing the Fund’s advisory fee; comparative performance, fee and expense information for the Fund; the profitability of the Calvert Family of Funds to the Advisor and its affiliates; the direct and indirect benefits, if any, derived by the Advisor and its affiliates from their relationship with the Fund; the effect of the Fund’s growth and size on the Fund’s performance and expenses; the affiliated distributor’s process for monitoring sales load breakpoints; the Advisor’s compliance programs and policies; the Advisor’s performance of substantially similar duties for other funds; and any possible conflicts of interest.

In considering the nature, extent and quality of the services provided by the Advisor under the Investment Advisory Agreement, the Board reviewed information provided by the Advisor relating to its operations and personnel, including, among other information, biographical information on the Advisor’s investment, supervisory and professional staff and descriptions of its organizational and management structure. The Board also took into account similar information provided periodically throughout the previous year by the Advisor as well as the Board’s familiarity with management through Board of Trustees’ meetings, discussions and other reports. The Board considered the Advisor’s management style and its performance in employing its investment strategies as well as its current level of staffing and overall resources. The Board also noted that it reviewed on a quarterly basis information regarding the Advisor’s compliance with applicable policies and procedures, including those related to personal investing. The Advisor’s administrative capabilities, including its ability to supervise the other service providers for the Fund, were also considered. The Board observed that the scope of services provided by the Advisor generally had expanded over time as a result of regulatory, market and other changes. The Board concluded that it was satisfied with the nature, extent and quality of services provided to the Fund by the Advisor under the Investment Advisory Agreement.

In considering the Fund’s performance, the Board noted that it reviewed on a quarterly basis detailed information about the Fund’s performance results, portfolio composition and investment strategies. In addition, the Board took into account overall financial market conditions. The Board also reviewed various comparative data provided to it in connection with its consideration of the renewal of the Investment Advisory Agreement, including, among other information, a comparison of the Fund’s total return with its Lipper index and with that of other mutual funds deemed to be in its peer group or peer universe by an independent third party in its report. This comparison indicated that the Fund performed above the median of its peer group or peer universe, as applicable, for the one-, three- and five-year periods ended June 30, 2012. The data also indicated that the Fund underperformed its Lipper index for the one-year period ended June 30, 2012 and outperformed its Lipper index for the three- and five-year periods ended June 30, 2012. Based upon its review, the Board concluded that the Fund’s performance was satisfactory.

In considering the Fund’s fees and expenses, the Board compared the Fund’s fees and total expense ratio with various comparative data for the funds in its peer group. Among other findings, the data indicated that the Fund’s advisory fee (after taking into account waivers and/or reimbursements) was below the median of its peer group and that total expenses (net of waivers and/or reimbursements) were above the median of its peer group. The Board noted that the allocation of advisory and administrative fees may vary among

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the Fund’s peer group. The Board took into account the Advisor’s current undertaking to maintain expense limitations for the Fund’s Class A and Class Y shares and that the Advisor had reimbursed a portion of the Fund’s expenses for one share class. The Board also noted management’s discussion of the Fund’s expenses and certain factors that affected the level of such expenses. The Board noted that in 2011, the transfer agency fees paid by the Calvert Family of Funds had been renegotiated, resulting in an overall reduction in the transfer agency fees across the Calvert Family of Funds complex. Based upon its review, the Board concluded that the advisory fee was reasonable in view of the high quality of services received by the Fund from the Advisor and other factors considered.

The Board reviewed the Advisor’s profitability on a fund-by-fund basis. In reviewing the overall profitability of the advisory fee to the Fund’s Advisor, the Board also considered the fact that affiliates of the Advisor provided shareholder servicing, administrative and distribution services to the Fund for which they received compensation. The information considered by the Board included Calvert’s operating profit margin information both before and after tax expenses with respect to the services that the Advisor and its affiliates provided to the Calvert Family of Funds complex. The Board reviewed the profitability of the Advisor’s relationship with the Fund in terms of the total amount of annual advisory fees it received with respect to the Fund and whether the Advisor had the financial wherewithal to continue to provide a high level of services to the Fund. The Board noted that the Advisor had reimbursed a portion of the Fund’s expenses for one share class. The Board also noted the Advisor’s current undertaking to maintain expense limitations for the Fund’s Class A and Class Y shares. The Trustees also considered that the Advisor derived benefits to its reputation and other indirect benefits from its relationship with the Fund. Based upon its review, the Board concluded that the Advisor’s and its affiliates’ level of profitability from its relationship with the Fund was reasonable.

The Board considered the effect of the Fund’s current size and its potential growth on its performance and fees. The Board took into account that the Fund’s advisory fee schedule contained breakpoints that would reduce the advisory fee rate on assets above specified levels as the Fund’s assets increased. The Board noted that the Fund had not yet reached the specified asset level at which a breakpoint to its advisory fee would be triggered. The Board also noted that if the Fund’s assets increased over time, the Fund might realize other economies of scale if assets increased proportionally more than certain other expenses.

In reapproving the Investment Advisory Agreement, the Board, including the disinterested Trustees, did not identify any single factor as controlling, and each Trustee may have attributed different weight to various factors.

CONCLUSIONS

The Board reached the following conclusions regarding the Investment Advisory Agreement, among others: (a) the Advisor has demonstrated that it possesses the capability and resources to perform the duties required of it under the Investment Advisory Agreement; (b) the Advisor maintains appropriate compliance programs; (c) the performance of the Fund is satisfactory relative to the performance of funds with similar invest-

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ment objectives and to relevant indices; (d) the Advisor is likely to execute its investment strategies consistently over time; and (e) the Fund’s advisory fee is reasonable relative to those of similar funds and to the services to be provided by the Advisor. Based on its conclusions, the Board determined that reapproval of the Investment Advisory Agreement would be in the best interests of the Fund and its shareholders.

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To Open an Account
800-368-2748

Yields and Prices
Calvert Information Network
(24 hours, 7 days a week)
800-368-2745

Service for Existing Account
Shareholders: 800-368-2745
Brokers: 800-368-2746

TDD for Hearing Impaired
800-541-1524

Branch Office
4550 Montgomery Avenue
Suite 1000 North
Bethesda, Maryland 20814

Registered, Certified
or Overnight Mail
Calvert Investments
c/o BFDS,
330 West 9th Street
Kansas City, MO 64105

Web Site
www.calvert.com

Principal Underwriter
Calvert Investment Distributors, Inc.
4550 Montgomery Avenue
Suite 1000 North
Bethesda, Maryland 20814

This report is intended to provide fund information to shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.

Note: The information on our website is not incorporated by reference into this report; our website address is included as an inactive textual reference only.

Investors should carefully consider the investment objectives, risks, charges and expenses of the Calvert Funds. This and other important information is contained in the fund’s summary prospectus and prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call Calvert at 800/368-2745 or visit www. calvert.com.

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Sign up now for on-line statements, prospectuses, and fund reports. In less than five minutes you can help reduce paper mail and lower fund costs.

Just go to www.calvert.com. If you already have an online account at Calvert, click on My Account, and select the documents you would like to receive via e-mail.

If you’re new to online account access, click on Login/Register to open an online account. Once you’re in, click on the E-delivery sign-up at the bottom of the Account Portfolio page and follow the quick, easy steps. Note: if your shares are not held directly at Calvert but through a brokerage firm, you must contact your broker for electronic delivery options available through their firm.

Integration of Environmental, Social, and Governance Factors in Credit Analysis

As investors have rushed into riskier asset classes such as corporate bonds in search of yield, we have been improving and expanding our analysis of the corporate debt that we consider for purchase in the portfolios. Our team of credit analysts examines the financial condition of corporate bond issuers as well as the structure, terms, and covenants of specific bond issues. From a fundamental research standpoint, the credit analysts collaborate closely with Calvert’s sustainability research department analysts to evaluate a bond issuer’s environmental, social, and governance (ESG) risk factors. This robust ESG integration process helps us to identify, and may serve to lower the risks associated with, ESG factors across the fixed-income portfolios.

Investment Climate

The six-month reporting period featured strong performance by riskier asset classes such as U.S. equities and high-yield debt. The primary catalyst for this performance was the July pledge by the President of the European Central Bank to do whatever it took to defend the European Economic and Monetary Union (EMU). This statement ended yet another round of fear in global markets about the fate of the EMU. Since the first Greek debt crisis in May 2010, global markets experienced several rounds of fear about the EMU crisis. Each round ultimately required strong actions from political, economic, and monetary policymakers to settle the markets. The other catalyst for the strong returns of riskier asset classes was the action of the U.S. Federal Reserve (Fed) in September and December to further ease monetary policy.

Over the past four-and-a-half years, the major central banks around the world adopted increasingly unorthodox monetary policies that drove money-market rates toward zero percent and pushed down the yields available on longer-maturity high-quality bonds. These actions forced investors to search out yield and total-return opportunities in asset

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classes that are traditionally riskier, such as high-yield bonds and equities. The strong performance of these markets over the reporting period is evidence of the impact of these policies.

U.S. economic growth decelerated to a near standstill in the fourth quarter of 2012 as fears of the “fiscal cliff” curbed economic activity. The consensus forecast1 as of early April 2013 was for a return to modest growth of just over 2% for the first quarter of 2013. This would represent a typical post-Great Recession growth pace. The inflation and unemployment rates were little changed over the reporting period with the headline consumer price index (CPI) inflation rate unchanged at 2% as of February 2013 while the unemployment rate declined 0.2 percentage points to 7.6% in March.2

Over the reporting period, the Fed’s near-zero interest rate policy continued to anchor money market rates and short-term bond yields close to zero. The three-month Treasury bill and two-year Treasury note yields, for example, were nearly unchanged at 0.07% and 0.25%, respectively, at the end of the reporting

CALVERT
GOVERNMENT FUND
MARCH 31, 2013

INVESTMENT PERFORMANCE
(total return at NAV*)
	6 MONTHS	12 MONTHS
	ENDED	ENDED
	3/31/13	3/31/13
Class A	-0.40%	2.46%
Class C	-0.98%	1.32%
Class I	-0.30%	2.73%

Barclays U.S.
Government Index	-0.22%	3.01%

Lipper General U.S.
Government Funds
Average	-0.61%	2.64%

SEC YIELDS
	30 DAYS ENDED
	3/31/13	9/30/12
Class A	0.59%	0.22%
Class C	-0.38%	-0.75%
Class I	0.92%	0.53%

period. The Fed’s government and government-related bond purchase program (popularly called QE for “quantitative easing”) reduced volatility in the U.S. bond market. Longer-term Treasury yields, however, increased as fiscal cliff fears subsided early in 2013. The 10-year Treasury note yield rose 22 basis points3 over the course of the six-month period to 1.87%,4 ending near the middle of its multi-year trading range.

Benchmark yield indices for investment-grade and high-yield corporate bonds fell four basis points to 2.82% and 40 basis points to 5.91%,5 respectively, over the course of the reporting period. Soothing statements and actions by the major central banks were the primary reason riskier asset markets outperformed government bonds over the reporting period.

*Investment performance/return of NAV does not reflect the deduction of the Fund’s maximum 3.75% front-end sales charge or any deferred sales charge.

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CALVERT
GOVERNMENT FUND
MARCH 31, 2013

% OF TOTAL
ECONOMIC SECTORS	INVESTMENTS
Corporate	9.3%
Financial Institutions	7.6%
Industrial	1.7%
Government Related	63.7%
Agency	62.5%
Local Authority	1.2%
Securitized	23.8%
Asset-Backed Securities	5.4%
Collateralized Mortgage
Obligations	3.9%
Commercial Mortgage-
Backed Securities	11.0%
Mortgage-Backed
Passthrough	3.5%
Short-Term Investments	3.2%
Total	100%

CALVERT
GOVERNMENT FUND
MARCH 31, 2013

AVERAGE ANNUAL TOTAL RETURNS

CLASS A SHARES	(with max. load)
One year	-1.40%
Since inception (12/31/2008)	4.84%

CLASS C SHARES	(with max. load)
One year	0.32%
Since inception (12/31/2008)	4.74%

CLASS I SHARES*
One year	2.73%
Since inception (12/31/2008)	5.90%

* Calvert Government Fund first offered Class I shares on April 29, 2011. Performance prior to that date reflects the performance of Class A shares at net asset value (NAV). Actual Class I share performance would have been different.

Outlook

We expect policymakers to continue to periodically drive markets in 2013. The upcoming political fight over the U.S. debt ceiling could trigger one of those periods. Euro-area troubles will continue to offer the potential to create turbulent markets.

We expect 2013 U.S. gross domestic product (GDP) growth in the 2% to 2.5% range. Faster growth in the second half of 2013 should offset a first-half slowdown induced by fiscal policy. We expect consumer price inflation to remain comfortably below the Fed’s long-term target of 2%, while the unemployment rate should remain well above the Fed’s policy-action target of 6.5%.

Money-market rates will likely remain near zero percent as the combination of low inflation and elevated unemployment rates should keep the Fed engaged in QE for the balance of the year. This support will act as a soft cap on longer-maturity bond yields. The Fed, however, may taper the pace of the QE buying in the fourth quarter of 2013. We expect the benchmark 10-year Treasury note yield to fluctuate in the broad 1.4% to 2.4% range it has occupied since October 2011.

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GROWTH OF $10,000

The graph below shows the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds without 10-year records). The results shown are for Classes A and C shares and reflect the deduction of the maximum front-end Class A sales charge of 3.75%, or deferred sales charge, as applicable and assume the reinvestment of dividends. The result is compared with benchmarks that include a broad based market index and a Lipper peer group average. Market indexes are unmanaged and their results do not reflect the effect of expenses or sales charges. The Lipper average reflects the deduction of the category’s average front-end sales charge. The value of an investment in a different share class would be different.

All performance data shown, including the graph above and the adjacent table, represents past performance, does not guarantee future results, assumes reinvestment of dividends and distributions and does not reflect the deduction of taxes that a shareholder would pay on the Fund’s distributions or the redemption of the Fund shares. All performance data reflects fee waivers and/or expense limitations, if any are in effect; in their absence performance would be lower. See Note B in Notes to Financial Statements. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted; for current performance data visit www.calvert.com. The gross expense ratio from the current prospectus for Class A shares is 1.37%. This number may differ from the expense ratio shown elsewhere in this report because it is based on a different time period and, if applicable, does not include fee or expense waivers. Performance data quoted already reflects the deduction of the Fund’s operating expenses.

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In summary, monetary policy should remain very accommodative and the search for yield will continue. As a result, corporate bonds could potentially continue to outperform government debt.

May 2013

1. Forecast source: Wall Street Journal

2. Data source for CPI and unemployment rate: Bureau of Labor Statistics

3. A basis point is 0.01 percentage points.

4. Treasury yield data source: Federal Reserve

5. Corporate bond yield data source: Bank of America Merrill Lynch

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SHAREHOLDER EXPENSE EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) and redemption fees and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2012 to March 31, 2013).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

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	BEGINNING	ENDING ACCOUNT	EXPENSES PAID
	ACCOUNT VALUE	VALUE	DURING PERIOD*
	10/1/12	3/31/13	10/1/12 - 3/31/13
CLASS A
Actual	$1,000.00	$996.03	$5.18
Hypothetical	$1,000.00	$1,019.75	$5.24
(5% return per
year before expenses)

CLASS C
Actual	$1,000.00	$990.19	$10.12
Hypothetical	$1,000.00	$1,014.76	$10.25
(5% return per
year before expenses)

CLASS I
Actual	$1,000.00	$996.97	$3.63
Hypothetical	$1,000.00	$1,021.29	$3.68
(5% return per
year before expenses)

* Expenses are equal to the Fund’s annualized expense ratio of 1.04%, 2.04% and 0.73% for Class A, Class C, and Class I, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

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STATEMENT OF NET ASSETS
MARCH 31, 2013
	PRINCIPAL
ASSET-BACKED SECURITIES - 5.3%	AMOUNT	VALUE
American Credit Acceptance Receivables Trust, 1.64%, 11/15/16 (e)	$85,014	$85,008
Capital Auto Receivables Asset Trust, 8.25%, 12/15/14 (e)	150,000	152,298
Credit Acceptance Auto Loan Trust, 2.06%, 4/16/18 (e)	178,564	178,594
DT Auto Owner Trust, 3.05%, 8/17/15 (e)	206,832	207,615
Macquarie Equipment Funding Trust, 1.91%, 4/20/17 (e)	330,193	333,164
Santander Consumer Acquired Receivables Trust, 2.01%, 8/15/16 (e)	88,259	88,979
Santander Drive Auto Receivables Trust:
3.11%, 5/16/16	185,000	190,345
3.10%, 5/15/17 (e)	271,658	272,679
1.94%, 3/15/18	400,000	404,802
SVO VOI Mortgage Corp., 2.00%, 9/20/29 (e)	215,536	217,602

Total Asset-Backed Securities (Cost $2,129,045)		2,131,086

COLLATERALIZED MORTGAGE-BACKED
OBLIGATIONS (PRIVATELY ORIGINATED) - 0.3%
Springleaf Mortgage Loan Trust, 1.57%, 12/25/59 (e)(r)	103,818	104,143

Total Collateralized Mortgage-Backed Obligations
(Privately Originated) (Cost $103,805)		104,143

COMMERCIAL MORTGAGE-BACKED SECURITIES - 11.3%
Bear Stearns Commercial Mortgage Securities, 4.83%, 8/15/38	3,289	3,289
Commercial Mortgage Pass Through Certificates, 3.424%, 3/10/31 (e)	100,000	103,375
Extended Stay America Trust:
2.278%, 12/5/31 (e)	100,000	101,675
3.604%, 12/5/31 (e)	150,000	152,147
FHLMC Multifamily Structured Pass Through Certificates:
2.272%, 3/25/22	1,400,000	1,398,799
2.396%, 6/25/22	2,000,000	2,010,826
GS Mortgage Securities Corp. II:
1.652%, 11/8/29 (e)(r)	400,000	400,358
3.124%, 11/10/45	105,000	105,673
GS Mortgage Securities Trust, 2.318%, 1/10/18	100,000	102,719
Motel 6 Trust:
1.948%, 10/5/25 (e)	50,000	50,112
2.743%, 10/5/25 (e)	50,000	50,215
3.139%, 10/5/25 (e)	55,000	55,349
Wachovia Bank Commercial Mortgage Trust, 5.23%, 7/15/41 (r)	8,556	8,546

Total Commercial Mortgage-Backed Securities (Cost $4,584,048)		4,543,083

CORPORATE BONDS - 12.0%
American International Group, Inc., 3.75%, 11/30/13 (e)	600,000	612,243
Amgen, Inc., 5.15%, 11/15/41	100,000	107,302

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	PRINCIPAL
CORPORATE BONDS - CONT’D	AMOUNT	VALUE
Bank of America Corp.:
1.722%, 1/30/14 (r)	$100,000	$100,873
0.61%, 9/15/14 (r)	100,000	99,720
0.62%, 8/15/16 (r)	100,000	96,842
Bank of America NA, 0.58%, 6/15/17 (r)	500,000	480,812
Citigroup, Inc.:
4.45%, 1/10/17	200,000	220,187
3.375%, 3/1/23	200,000	201,607
Colgate-Palmolive Co., 1.30%, 1/15/17	100,000	101,653
Crown Castle Towers LLC, 4.883%, 8/15/40 (e)	40,000	46,041
CVS Pass-Through Trust, 6.036%, 12/10/28	24,998	29,327
Dun & Bradstreet Corp., 3.25%, 12/1/17	50,000	51,406
Excalibur One 77B LLC, 1.491%, 1/1/25	55,000	54,646
Ford Motor Co., 4.75%, 1/15/43	200,000	186,141
Ford Motor Credit Co. LLC, 3.984%, 6/15/16	50,000	52,973
General Electric Capital Corp., 1.60%, 11/20/17	250,000	250,945
JPMorgan Chase & Co., 1.201%, 1/25/18 (r)	500,000	503,288
LULWA Ltd., 1.888%, 2/15/25	250,000	251,411
Morgan Stanley:
0.784%, 10/15/15 (r)	250,000	245,852
1.75%, 2/25/16	200,000	201,557
Tagua Leasing LLC, 1.581%, 11/16/24	392,470	391,904
Toyota Motor Credit Corp., 2.05%, 1/12/17	100,000	103,446
VRG Linhas Aereas SA, 0.85%, 9/27/14	300,748	302,248
Wachovia Capital Trust III, 5.57%, 12/31/49 (r)	140,000	140,490

Total Corporate Bonds (Cost $4,759,538)		4,832,914

U.S. GOVERNMENT AGENCIES AND INSTRUMENTALITIES - 61.7%
Fannie Mae, 0.65%, 5/29/15	2,950,000	2,951,658
Freddie Mac:
1.25%, 10/2/19	7,750,000	7,695,277
2.375%, 1/13/22	4,870,000	5,068,691
6.75%, 3/15/31	575,000	864,259
Overseas Private Investment Corp., 4.05%, 11/15/14	62,580	64,047
Portmarnock Leasing LLC, 1.741%, 10/22/24	833,998	840,423
Private Export Funding Corp.:
4.55%, 5/15/15	1,132,000	1,232,862
1.45%, 8/15/19	1,000,000	1,011,178
2.05%, 11/15/22	2,000,000	1,981,640
Tennessee Valley Authority:
4.375%, 6/15/15	1,100,000	1,196,535
1.875%, 8/15/22	1,000,000	987,757
3.50%, 12/15/42	1,000,000	964,106

Total U.S. Government Agencies and
Instrumentalities (Cost $24,746,759)		24,858,433

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U.S. GOVERNMENT AGENCY	PRINCIPAL
MORTGAGE-BACKED SECURITIES - 7.5%	AMOUNT	VALUE
Fannie Mae:
3.00%, 4/3/13	$1,170,000	$1,206,745
3.50%, 3/1/22	207,811	220,374
5.50%, 3/25/32	470,886	476,959
5.00%, 4/25/34	109,847	115,905
Freddie Mac:
5.00%, 11/15/31	378,643	383,771
3.50%, 2/15/32	626,027	639,289

Total U.S. Government Agency Mortgage-Backed
Securities (Cost $3,058,199)		3,043,043

SOVEREIGN GOVERNMENT BONDS - 1.2%
Province of Ontario Canada, 2.45%, 6/29/22	400,000	401,024
Province of Quebec Canada, 2.625%, 2/13/23	90,000	90,405

Total Sovereign Government Bonds (Cost $488,191)		491,429

TIME DEPOSIT - 3.3%
State Street Bank Time Deposit, 0.12%, 4/1/13	1,341,873	1,341,873

Total Time Deposit (Cost $1,341,873)		1,341,873

TOTAL INVESTMENTS (Cost $41,211,458) - 102.6%		41,346,004
Other assets and liabilities, net - (2.6%)		(1,028,699)
NET ASSETS - 100%		$40,317,305

See notes to financial statements.

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NET ASSETS CONSIST OF:
Paid-in capital applicable to the following shares of beneficial interest, unlimited number of no par value shares authorized:
Class A: 1,127,071 shares outstanding	$19,022,045
Class C: 284,113 shares outstanding	4,779,070
Class I: 1,008,769 shares outstanding	16,483,857
Undistributed net investment income (loss)	(34,745)
Accumulated net realized gain (loss)	(46,562)
Net unrealized appreciation (depreciation)	113,640

NET ASSETS	$40,317,305

NET ASSET VALUE PER SHARE
Class A (based on net assets of $18,807,877)	$16.69
Class C (based on net assets of $4,694,963)	$16.52
Class I (based on net assets of $16,814,465)	$16.67

			UNDERLYING	UNREALIZED
	NUMBEROF	EXPIRATION	FACE AMOUNT	APPRECIATION
FUTURES	CONTRACTS	DATE	AT VALUE	(DEPRECIATION)
Purchased:
2 Year U.S. Treasury Notes	7	6/13	$1,543,172	$101
30 Year U.S. Treasury Bonds	14	6/13	2,022,563	2,889
Total Purchased				$2,990

Sold:
5 Year U.S. Treasury Notes	20	6/13	$2,481,094	($1,494)
10 Year U.S. Treasury Notes	96	6/13	12,670,500	(22,402)
Total Sold				($23,896)

(e) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(r) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

Abbreviations:
LLC: Limited Liability Corporation

See notes to financial statements.

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STATEMENT OF OPERATIONS
SIX MONTHS ENDED MARCH 31, 2013

NET INVESTMENT INCOME
Investment Income:
Interest income	$367,387
Total investment income	367,387

Expenses:
Investment advisory fee	87,275
Transfer agency fees and expenses	30,692
Administrative fees	28,274
Distribution Plan expenses:
Class A	26,376
Class C	23,606
Trustees’ fees and expenses	1,942
Custodian fees	13,426
Registration fees	20,556
Reports to shareholders	8,976
Professional fees	13,657
Accounting fees	3,531
Contract services fees	20,659
Miscellaneous	1,658
Total expenses	280,628
Reimbursement from Advisor:
Class A	(41,523)
Class C	(3,572)
Class I	(12,597)
Fees paid indirectly	(29)
Net expenses	222,907

NET INVESTMENT INCOME	144,480

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments	129,658
Futures	(7,998)
121,660

Change in unrealized appreciation (depreciation) on:
Investments	(470,896)
Futures	5,290
(465,606)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(343,946)

INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	($199,466)

See notes to financial statements.

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STATEMENTS OF CHANGES IN NET ASSETS

	SIX MONTHS ENDED	YEAR ENDED
	MARCH 31,	SEPTEMBER 30,
INCREASE (DECREASE) IN NET ASSETS	2013	2012
Operations:
Net investment income	$144,480	$257,711
Net realized gain (loss)	121,660	1,299,065
Change in unrealized appreciation (depreciation)	(465,606)	(255,261)

INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(199,466)	1,301,515

Distributions to shareholders from:
Net investment income:
Class A shares	(83,549)	(97,277)
Class I shares	(97,874)	(188,417)
Net realized gain:
Class A shares	(658,138)	(382,416)
Class C shares	(139,459)	(64,958)
Class I shares	(528,805)	(544,070)
Total distributions	(1,507,825)	(1,277,138)

Capital share transactions:
Shares sold:
Class A shares	6,959,191	16,885,841
Class C shares	727,630	3,406,797
Class I shares	1,598,563	3,717,611
Reinvestment of distributions:
Class A shares	719,808	465,954
Class C shares	131,083	54,191
Class I shares	626,679	732,488
Redemption fees:
Class A shares	2,690	1,470
Class C shares	1	62
Class I shares	377	65
Shares redeemed:
Class A shares	(8,784,856)	(10,027,575)
Class C shares	(489,366)	(1,073,025)
Class I shares	(4,451,334)	(7,001,604)
Total capital share transactions	(2,959,534)	7,162,275

TOTAL INCREASE (DECREASE) IN NET ASSETS	(4,666,825)	7,186,652

NET ASSETS
Beginning of period	44,984,130	37,797,478
End of period (including distribution in excess of net investment income and undistributed net investment income
of $34,745 and $2,198, respectively)	$40,317,305	$44,984,130

See notes to financial statements.

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STATEMENTS OF CHANGES IN NET ASSETS

	SIX MONTHS ENDED	YEAR ENDED
	MARCH 31,	SEPTEMBER 30,
CAPITAL SHARE ACTIVITY	2013	2012
Shares sold:
Class A shares	409,953	985,833
Class C shares	43,164	199,815
Class I shares	94,822	216,723
Reinvestment of distributions:
Class A shares	42,668	27,493
Class C shares	7,844	3,222
Class I shares	37,186	43,215
Shares redeemed:
Class A shares	(523,522)	(588,570)
Class C shares	(29,469)	(63,345)
Class I shares	(262,666)	(408,881)
Total capital share activity	(180,020)	415,505

See notes to financial statements.

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NOTES TO FINANCIAL STATEMENTS

NOTE A –– SIGNIFICANT ACCOUNTING POLICIES

General: Calvert Government Fund (the “Fund”), a series of The Calvert Fund, is registered under the Investment Company Act of 1940 as a non-diversified, open-end management investment company. The Calvert Fund is comprised of six separate series. The operations of each series are accounted for separately. The Fund offers three classes of shares of beneficial interest - Classes A, C, and I. Class A shares are sold with a maximum front-end sales charge of 3.75%. Class C shares are sold without a front-end sales charge and, with certain exceptions, will be charged a deferred sales charge on shares sold within one year of purchase. Class C shares have higher levels of expenses than Class A shares. Class I shares require a minimum account balance of $1,000,000. The $1 million minimum initial investment is waived for retirement plans that trade through omnibus accounts and may be waived for certain other institutional accounts where it is believed to be in the best interest of the Fund and its shareholders. Class I shares have no front-end or deferred sales charge and have lower levels of expenses than Class A Shares. Each class has different: (a) dividend rates due to differences in Distribution Plan expenses and other class specific expenses, (b) exchange privileges and (c) class specific voting rights.

Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Trustees (“the Board”) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board.

The Board has adopted Valuation Procedures (the “Procedures”) to determine the fair value of securities and other financial instruments for which market prices are not readily available or which may not be reliably priced. The Board has delegated the day-to-day responsibility for determining the fair value of assets of the Fund to Calvert Investment Management, Inc. (the “Advisor” or “Calvert”) and has provided these Procedures to govern Calvert in its valuation duties.

Calvert has chartered an internal Valuation Committee to oversee the implementation of these Procedures and to assist it in carrying out the valuation responsibilities that the Board has delegated.

The Valuation Committee meets on a regular basis to review illiquid securities and other investments which may not have readily available market prices. The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

The Valuation Committee utilizes various methods to measure the fair value of the Fund’s investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

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Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments) The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. Valuation techniques used to value the Funds’ investments by major category are as follows: Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, sovereign government bonds, and U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and such securities are generally categorized as Level 2 in the hierarchy. For asset-backed securities, collateralized mortgage-backed obligations, commercial mortgage-backed securities and U.S. government agency mortgage-backed securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. Short-term securities of sufficient credit quality with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

If a market value cannot be determined for a security using the methodologies described above, or if, in the good faith opinion of the Advisor, the market value does not constitute a readily available market quotation, or if a significant event has occurred that would materially affect the value of the security, the security will be fair valued as determined in good faith by the Valuation Committee.

The Valuation Committee considers a number of factors, including significant unobservable valuation inputs when arriving at fair value. It considers all significant facts that are reasonably available and relevant to the determination of fair value.

The Valuation Committee primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. When more appropriate, the fund may employ an income-based or cost approach. An income-based valuation approach discounts anticipated future cash flows of the investment to calculate a present amount (discounted). The measurement is based on the value indicated by current market expectations about those future amounts.

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Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. A cost based approach is based on the amount that currently would be required to replace the service capacity of an asset (current replacement cost). From the seller’s perspective, the price that would be received for the asset is determined based on the cost to a buyer to acquire or construct a substitute asset of comparable utility, adjusted for obsolescence.

The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis and reviews of any related market activity.

At March 31, 2013, no securities were fair valued in good faith under the direction of the Board.

The following is a summary of the inputs used to value the Fund’s net assets as of March 31, 2013:

	VALUATION INPUTS
INVESTMENTS IN SECURITIES*	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Asset-backed securities	-	$2,131,086	-	$2,131,086
Corporate debt	-	4,832,914	-	4,832,914
Collateralized mortgage-backed
obligations	-	104,143	-	104,143
Commercial mortgage-backed
securities	-	4.543,083	-	4.543,083
U.S. government obligations	-	27,901,476	-	27,901,476
Other debt obligations	-	1,833,302	-	1,833,302

TOTAL	-	$41,346,004	-	$41,346,004
Other financial instruments**	($20,906)	-	-	($20,906)

* For a complete listing of investments, please refer to the Statement of Net Assets.

** Other financial instruments are derivative instruments not reflected in the Statement of Net Assets, such as futures, which are valued at the unrealized appreciation/depreciation on the instrument.

Futures Contracts: The Fund may purchase and sell futures contracts, but only when, in the judgment of the Advisor, such a position acts as a hedge. The Fund may not enter into futures contracts for the purpose of speculation or leverage. These futures contracts may include, but are not limited to, futures contracts based on U.S. Government obligations. The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives and may use futures contracts to hedge against changes in the value of interest rates. The Fund may enter into futures contracts agreeing to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the con-

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tract and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Fund’s ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts’ terms. Futures contracts are designed by boards of trade which are designated “contracts markets” by the Commodities Futures Trading Commission. Futures contracts trade on the contracts markets in a manner that is similar to the way a stock trades on a stock exchange and the boards of trade, through their clearing corporations, guarantee the futures contracts against default. As a result, there is minimal coun-terparty credit risk to the Fund. During the period, the Fund used U.S. Treasury Bond futures contracts to hedge against interest rate changes and to manage overall duration of the Fund. The Fund’s futures contracts at period end are presented in the Statement of Net Assets.

During the period, the Fund invested in 2 year, 5 year, 10 year and 30 year U.S. Treasury Bond Futures. The volume of activity has varied throughout the period with a weighted average of 44 contracts and $307,222 weighted average notional value.

Short Sales: The Fund may use a hedging technique that involves short sales of U.S. Treasury securities for the purposes of managing the duration of the Fund. Any short sales are “covered” with an equivalent amount of high-quality, liquid securities.

Security Transactions and Net Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Investment income and realized and unrealized gains and losses are allocated to separate classes of shares based upon the relative net assets of each class. Expenses arising in connection with a specific class are charged directly to that class. Expenses common to the classes are allocated to each class in proportion to their relative net assets.

Distributions to Shareholders: Distributions to shareholders are recorded by the Fund on ex-dividend date. Dividends from net investment income are paid monthly. Distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Fund’s capital accounts to reflect income and gains available for distribution under income tax regulations.

Estimates: The preparation of the financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reported period. Actual results could differ from those estimates.

Redemption Fees: The Fund charges a 2% redemption fee on redemptions, including exchanges, made within 30 days of purchase in the same Fund. The redemption fee is accounted for as an addition to paid-in capital and is intended to discourage market-

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timers by ensuring that short-term trading costs are borne by the investors making the transactions and not the shareholders already in the Fund.

Expense Offset Arrangement: The Fund had an arrangement with the custodian bank whereby the custodian’s fees may have been paid indirectly by credits earned on the Fund’s cash on deposit with the bank. These credits were used to reduce the Fund’s expenses. This arrangement was suspended on January 1, 2013, until further notice, due to low interest rates. Such a deposit arrangement was an alternative to overnight investments.

Federal Income Taxes: No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.

Management has analyzed the Fund’s tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund’s financial statements. A Fund’s federal tax return is subject to examination by the Internal Revenue Service for a period of three years.

NOTE B — RELATED PARTY TRANSACTIONS

Calvert Investment Management, Inc. (the “Advisor”) is wholly-owned by Calvert Investments, Inc., which is indirectly wholly-owned by Ameritas Mutual Holding Company. The Advisor provides investment advisory services and pays the salaries and fees of officers and Trustees of the Fund who are employees of the Advisor or its affiliates. For its services, the Advisor receives an annual fee, payable monthly, of .40% of the Fund’s average daily net assets. Under the terms of the agreement, $13,778 was payable at period end. In addition, $10,809 was payable at period end for operating expenses paid by the Advisor during March 2013.

The Advisor has contractually agreed to limit net annual fund operating expenses through January 31, 2014. The contractual expense cap is 1.04%, 2.04%, and .73% for Class A, C, and I, respectively. For the purpose of this expense limit, operating expenses do not include interest expense, brokerage commissions, taxes, and extraordinary expenses. This expense limitation does not limit acquired fund fees and expenses, if any. To the extent any expense offset credits were earned, the Advisor’s obligation under the contractual limitation may have been reduced and the Advisor may have benefited from the expense offset arrangement.

Calvert Investment Administrative Services, Inc., an affiliate of the Advisor, provides administrative services to the Fund for an annual fee, payable monthly, of .15% for Classes A and C and .10% for Class I based on their average daily net assets. Under the terms of the agreement, $4,448 was payable at period end.

Calvert Investment Distributors, Inc. (“CID”), an affiliate of the Advisor, is the distributor and principal underwriter for the Fund. Pursuant to Rule 12b-1 under the Investment Company Act of 1940, the Fund has adopted Distribution Plans that permit the Fund to pay certain expenses associated with the distribution and servicing of its shares. The expenses paid may not exceed .25% and 1.00% annually of the Fund’s average daily net assets of Class A and C, respectively. The amount actually paid by the Fund is an annualized fee, payable monthly, of .25% and 1.00% of the Fund’s average daily net assets of Class A and C, respectively. Class I shares do not have Distribution Plan

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expenses. Under the terms of the agreement, $8,015 was payable at period end.

CID received $4,316 as its portion of the commissions charged on sales of the Fund’s Class A shares for the six months ended March 31, 2013.

Calvert Investment Services, Inc. (“CIS”), an affiliate of the Advisor, is the shareholder servicing agent for the Fund. For its services, CIS received a fee of $2,346 for the period ended March 31, 2013. Under the terms of the agreement, $411 was payable at period end. Boston Financial Data Services, Inc. is the transfer and dividend disbursing agent.

Each Trustee of the Fund who is not an employee of the Advisor or its affiliates receives an annual retainer of $45,000 plus up to $2,000 for each regular Board and Committee meeting attended. The Board chair and Committee chairs each receive an additional $5,000 annual retainer. Trustees’ fees are allocated to each of the funds served.

NOTE C — INVESTMENT ACTIVITY AND TAX INFORMATION

During the period, the cost of purchases and proceeds from sales of investments, other than short-term and U.S. government securities, were $17,804,625 and $22,471,595, respectively. U.S. government security purchases and sales were $43,265,419 and $43,761,233, respectively.

The Fund may purchase securities, typically short-term variable rate demand notes, from or sell to other funds managed by the Advisor. These interportfolio transactions are primarily used for cash management purposes and are made pursuant to Rule 17a-7 of the Investment Company Act of 1940. For the period ended March 31, 2013, such purchase and sales transactions were $1,500,000 and $11,675,000, respectively.

As of March 31, 2013, the tax basis components of unrealized appreciation/(depreciation) and the federal tax cost were as follows:

Unrealized appreciation	$341,909
Unrealized (depreciation)	(240,142)
Net unrealized appreciation/(depreciation)	$101,767

Federal income tax cost of investments	$41,244,237

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NOTE D — LINE OF CREDIT

A financing agreement is in place with the Calvert Funds and State Street Corporation (“SSC”). Under the agreement, SSC provides an unsecured line of credit facility, in the aggregate amount of $50 million ($25 million committed and $25 million uncommitted), accessible by the Funds for temporary or emergency purposes only. Borrowings under the committed facility bear interest at the higher of the London Interbank Offered Rate (LIBOR) or the overnight Federal Funds Rate plus 1.25% per annum. A commitment fee of .11% per annum is incurred on the unused portion of the committed facility, which is allocated to all participating funds. The Fund had no loans outstanding pursuant to this line of credit at March 31, 2013. For the six months ended March 31, 2013, borrowings by the Fund under the agreement were as follows:

	WEIGHTED		MONTH OF
AVERAGE	AVERAGE	MAXIMUM	MAXIMUM
DAILY	INTEREST	AMOUNT	AMOUNT
BALANCE	RATE	BORROWED	BORROWED
$26,404	1.45%	$2,499,049	October 2012

NOTE E – SUBSEQUENT EVENTS

In preparing the financial statements as of March 31, 2013, no subsequent events or transactions occurred that would have required recognition or disclosure in these financial statements.

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FINANCIAL HIGHLIGHTS

			PERIODS ENDED
	MARCH 31,		SEPTEMBER 30,	SEPTEMBER 30,
CLASS A SHARES	2013		2012	2011
Net asset value, beginning	$17.32		$17.31	$16.63
Income from investment operations:
Net investment income	.05		.09	.15
Net realized and unrealized gain (loss)	(.11)		.45	.92
Total from investment operations	(.06)		.54	1.07
Distributions from:
Net investment income	(.07)		(.10)	(.16)
Net realized gain	(.50)		(.43)	(.23)
Total distributions	(.57)		(.53)	(.39)
Total increase (decrease) in net asset value	(.63)		.01	.68
Net asset value, ending	$16.69		$17.32	$17.31
Total return*	(.40%)		3.21%	6.58%
Ratios to average net assets:A
Net investment income	.64	% (a)	.55%	.95%
Total expenses	1.43	% (a)	1.37%	1.89%
Expenses before offsets	1.04	% (a)	1.04%	1.04%
Net expenses	1.04	% (a)	1.04%	1.04%
Portfolio turnover	141%		311%	668%
Net assets, ending (in thousands)	$18,808		$20,753	$13,387

			PERIODS ENDED
			SEPTEMBER 30,	SEPTEMBER 30,
CLASS A SHARES			2010	2009	#
Net asset value, beginning			$16.14	$15.00
Income from investment operations:
Net investment income			.26	.06
Net realized and unrealized gain (loss)			.88	1.14
Total from investment operations			1.14	1.20
Distributions from:
Net investment income			(.24)	(.06)
Net realized gain			(.41)	—
Total distributions			(.65)	(.06)
Total increase (decrease) in net asset value			.49	1.14
Net asset value, ending			$16.63	$16.14
Total return*			7.31%	7.98%
Ratios to average net assets:A
Net investment income			1.60%	.63	% (a)
Total expenses			3.81%	5.67	% (a)
Expenses before offsets			1.05%	1.04	% (a)
Net expenses			1.04%	1.04	% (a)
Portfolio turnover			401%	428%
Net assets, ending (in thousands)			$3,951	$1,881

See notes to financial highlights.

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FINANCIAL HIGHLIGHTS

			PERIODS ENDED
	MARCH 31,		SEPTEMBER 30,	SEPTEMBER 30,
CLASS C SHARES	2013		2012	2011
Net asset value, beginning	$17.18		$17.25	$16.58
Income from investment operations:
Net investment income (loss)	(.02)		(.05)	**
Net realized and unrealized gain (loss)	(.14)		.41	.90
Total from investment operations	(.16)		.36	.90
Distributions from:
Net investment income	—		—	**
Net realized gain	(.50)		(.43)	(.23)
Total distributions	(.50)		(.43)	(.23)
Total increase (decrease) in net asset value	(.66)		(.07)	.67
Net asset value, ending	$16.52		$17.18	$17.25

Total return*	(.98%)		2.15%	5.55%
Ratios to average net assets:A
Net investment income (loss)	(.35	%) (a)	(.47%)	(.03%)
Total expenses	2.19	% (a)	2.20%	2.76%
Expenses before offsets	2.04	% (a)	2.04%	2.04%
Net expenses	2.04	% (a)	2.04%	2.04%
Portfolio turnover	141%		311%	668%
Net assets, ending (in thousands)	$4,695		$4,511	$2,119

			PERIODS ENDED
			SEPTEMBER 30,	SEPTEMBER 30,
CLASS C SHARES			2010	2009	#
Net asset value, beginning			$16.10	$15.00
Income from investment operations:
Net investment income			.09	**
Net realized and unrealized gain (loss)			.89	1.10
Total from investment operations			.98	1.10
Distributions from:
Net investment income			(.09)	—
Net realized gain			(.41)	—
Total distributions			(.50)	—
Total increase (decrease) in net asset value			.48	1.10
Net asset value, ending			$16.58	$16.10

Total return*			6.25%	7.33%
Ratios to average net assets:A
Net investment income			.37%	.03	% (a)
Total expenses			7.13%	41.41	% (a)
Expenses before offsets			2.05%	2.04	% (a)
Net expenses			2.04%	2.04	% (a)
Portfolio turnover			401%	428%
Net assets, ending (in thousands)			$1,154	$143

See notes to financial highlights.

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FINANCIAL HIGHLIGHTS

			PERIODS ENDED
	MARCH 31,		SEPTEMBER 30,	SEPTEMBER 30,
CLASS I SHARES	2013		2012	2011	##
Net asset value, beginning	$17.31		$17.30	$16.74
Income from investment operations:
Net investment income	.08		.15	.08
Net realized and unrealized gain (loss)	(.13)		.44	.56
Total from investment operations	(.05)		.59	.64
Distributions from:
Net investment income	(.09)		(.15)	(.08)
Net realized gain	(.50)		(.43)	—
Total distributions	(.59)		(.58)	(.08)
Total increase (decrease) in net asset value	(.64)		.01	.56
Net asset value, ending	$16.67		$17.31	$17.30

Total return*	(.30%)		3.55%	3.86%
Ratios to average net assets:A
Net investment income	.95	% (a)	.86%	1.19	% (a)
Total expenses	.87	% (a)	.79%	1.06	% (a)
Expenses before offsets	.73	% (a)	.73%	.73	% (a)
Net expenses	.73	% (a)	.73%	.73	% (a)
Portfolio turnover	141%		311%	668%
Net assets, ending (in thousands)	$16,814		$19,720	$22,292

A Total expenses do not reflect amounts reimbursed and/or waived by the Advisor or reductions from expense offset arrangements. Expenses before offsets reflect expenses after reimbursement and/or waiver by the Advisor but prior to reductions from expense offset arrangements. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(a) Annualized.

* Total return is not annualized for periods of less than one year and does not reflect deduction of any front-end or deferred sales charge.

** Less than $.01 per share.

# From December 31, 2008 inception.

## From April 29, 2011 inception.

See notes to financial statements.

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EXPLANATION OF FINANCIAL TABLES

SCHEDULE OF INVESTMENTS

The Schedule of Investments is a snapshot of all securities held in the fund at their market value, on the last day of the reporting period. Securities are listed by asset type (e.g., common stock, corporate bonds, U.S. government obligations) and may be further broken down into sub-groups and by industry classification.

STATEMENT OF ASSETS AND LIABILITIES

The Statement of Assets and Liabilities is often referred to as the fund’s balance sheet. It lists the value of what the fund owns, is due and owes on the last day of the reporting period. The fund’s assets include the market value of securities owned, cash, receivables for securities sold and shareholder subscriptions, and receivables for dividends and interest payments that have been earned, but not yet received. The fund’s liabilities include payables for securities purchased and shareholder redemptions, and expenses owed but not yet paid. The statement also reports the fund’s net asset value (NAV) per share on the last day of the reporting period. The NAV is calculated by dividing the fund’s net assets (assets minus liabilities) by the number of shares outstanding. This statement is accompanied by a Schedule of Investments. Alternatively, if certain conditions are met, a Statement of Net Assets may be presented in lieu of this statement and the Schedule of Investments.

STATEMENT OF NET ASSETS

The Statement of Net Assets provides a detailed list of the fund’s holdings, including each security’s market value on the last day of the reporting period. The Statement of Net Assets includes a Schedule of Investments. Other assets are added and other liabilities subtracted from the investments total to calculate the fund’s net assets. Finally, net assets are divided by the outstanding shares of the fund to arrive at its share price, or Net Asset Value (NAV) per share.

At the end of the Statement of Net Assets is a table displaying the composition of the fund’s net assets. Paid in Capital is the money invested by shareholders and represents the bulk of net assets. Undistributed Net Investment Income and Accumulated Net Realized Gains usually approximate the amounts the fund had available to distribute to shareholders as of the statement date. Accumulated Realized Losses will appear as negative balances. Unrealized Appreciation (Depreciation) is the difference between the market value of the fund’s investments and their cost, and reflects the gains (losses) that would be realized if the fund were to sell all of its investments at their statement-date values.

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STATEMENT OF OPERATIONS

The Statement of Operations summarizes the fund’s investment income earned and expenses incurred in operating the fund. Investment income includes dividends earned from stocks and interest earned from interest-bearing securities in the fund. Expenses incurred in operating the fund include the advisory fee paid to the investment advisor, administrative services fees, distribution plan expenses (if applicable), transfer agent fees, shareholder servicing expenses, custodial, legal, and audit fees, and the printing and postage expenses related to shareholder reports. Expense offsets (fees paid indirectly) are also shown. Credits earned from offset arrangements are used to reduce the fund’s expenses. This statement also shows net gains (losses) realized on the sale of investments and the increase or decrease in the unrealized appreciation (depreciation) on investments held during the period.

STATEMENT OF CHANGES IN NET ASSETS

The Statement of Changes in Net Assets shows how the fund’s total net assets changed during the two most recent reporting periods. Changes in the fund’s net assets are attributable to investment operations, distributions and capital share transactions.

The Operations section of the report summarizes information detailed in the Statement of Operations. The Distribution section shows the dividend and capital gain distributions made to shareholders. The amounts shown as distributions in this section may not match the net investment income and realized gains amounts shown in the Operations section because distributions are determined on a tax basis and certain investments or transactions may be treated differently for financial statement and tax purposes. The Capital Share Transactions section shows the amount shareholders invested in the fund, either by purchasing shares or by reinvesting distributions, and the amounts redeemed. The corresponding numbers of shares issued, reinvested and redeemed are shown at the end of the report.

FINANCIAL HIGHLIGHTS

The Financial Highlights table provides a per-share breakdown per class of the components that affect the fund’s net asset value for current and past reporting periods. The table provides total return, total distributions, expense ratios, portfolio turnover and net assets for the applicable period. Total return is a measure of a fund’s performance that encompasses all elements of return: dividends, capital gain distributions and changes in net asset value. Total return is the change in value of an investment over a given period, assuming reinvestment of any dividends and capital gain distributions, expressed as a percentage of the initial investment. Total distributions include distributions from net investment income and net realized gains. Long-term gains are earned on securities held in the fund more than one year. Short-term gains, on the sale of securities held less than one year, are treated as ordinary dividend income for tax purposes. The expense ratio is a fund’s cost of doing business, expressed as a percentage of net assets. These expenses directly reduce returns to shareholders. Portfolio turnover measures the trading activity in a fund’s investment portfolio – how often securities are bought and sold by a fund. Portfolio turnover is affected by market conditions, changes in the size of the fund, the nature of the fund’s investments and the investment style of the portfolio manager.

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PROXY VOTING

The Proxy Voting Guidelines of the Calvert Funds that the Fund uses to determine how to vote proxies relating to portfolio securities are provided as an Appendix to the Fund’s Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Fund at 1-800-368-2745, by visiting the Calvert website at www.calvert.com; or by visiting the SEC’s website at www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website at www.calvert.com and on the SEC’s website at www.sec.gov.

AVAILABILITY OF QUARTERLY PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

BASIS FOR BOARD’S APPROVAL OF INVESTMENT ADVISORY CONTRACT

At a meeting held on December 12, 2012, the Board of Trustees, and by a separate vote, the disinterested Trustees, approved the continuance of the Investment Advisory Agreement between The Calvert Fund and the Advisor with respect to the Fund.

In evaluating the Investment Advisory Agreement, the Board considered a variety of information relating to the Fund and the Advisor. The disinterested Trustees reviewed a report prepared by the Advisor regarding various services provided to the Fund by the Advisor and its affiliates. Such report included, among other data, information regarding the Advisor’s personnel and the Advisor’s revenue and cost of providing services to the Fund, and a separate report prepared by an independent third party, which provided a statistical analysis comparing the Fund’s investment performance, expenses, and fees to comparable mutual funds.

The disinterested Trustees were separately represented by independent legal counsel with respect to their consideration of the reapproval of the Investment Advisory Agreement. Prior to voting, the disinterested Trustees reviewed the proposed continuance of the Investment Advisory Agreement with management and also met in private sessions with their counsel at which no representatives of management were present.

In the course of its deliberations regarding the Investment Advisory Agreement, the Board considered the following factors, among others: the nature, extent and quality of the services provided by the Advisor, including the personnel providing such services; the Advisor’s financial condition; the level and method of computing the Fund’s advisory fee;

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comparative performance, fee and expense information for the Fund; the profitability of the Calvert Family of Funds to the Advisor and its affiliates; the direct and indirect benefits, if any, derived by the Advisor and its affiliates from their relationship with the Fund; the effect of the Fund’s growth and size on the Fund’s performance and expenses; the affiliated distributor’s process for monitoring sales load breakpoints; the Advisor’s compliance programs and policies; the Advisor’s performance of substantially similar duties for other funds; and any possible conflicts of interest.

In considering the nature, extent and quality of the services provided by the Advisor under the Investment Advisory Agreement, the Board reviewed information provided by the Advisor relating to its operations and personnel, including, among other information, biographical information on the Advisor’s investment, supervisory and professional staff and descriptions of its organizational and management structure. The Board also took into account similar information provided periodically throughout the previous year by the Advisor as well as the Board’s familiarity with management through Board of Trustees’ meetings, discussions and other reports. The Board considered the Advisor’s management style and its performance in employing its investment strategies as well as its current level of staffing and overall resources. The Board also noted that it reviewed on a quarterly basis information regarding the Advisor’s compliance with applicable policies and procedures, including those related to personal investing. The Advisor’s administrative capabilities, including its ability to supervise the other service providers for the Fund, were also considered. The Board observed that the scope of services provided by the Advisor generally had expanded over time as a result of regulatory, market and other changes. The Board concluded that it was satisfied with the nature, extent and quality of services provided to the Fund by the Advisor under the Investment Advisory Agreement.

In considering the Fund’s performance, the Board noted that it reviewed on a quarterly basis detailed information about the Fund’s performance results, portfolio composition and investment strategies. In addition, the Board took into account overall financial market conditions. The Board also reviewed various comparative data provided to it in connection with its consideration of the renewal of the Investment Advisory Agreement, including, among other information, a comparison of the Fund’s total return with its Lipper index and with that of other mutual funds deemed to be in its peer group by an independent third party in its report. This comparison indicated that the Fund performed below the median of its peer group for the one-year period ended June 30, 2012 and performed above the median of its peer group for the three-year period ended June 30, 2012. The data also indicated that the Fund underperformed its Lipper index for the one-year period ended June 30, 2012 and outperformed its Lipper index for the three-year period ended June 20, 2012. The Board took into account management’s discussion of the Fund’s recent performance. Based upon its review, the Board concluded that the Fund’s overall performance was satisfactory.

In considering the Fund’s fees and expenses, the Board compared the Fund’s fees and total expense ratio with various comparative data for the funds in its peer group. Among other findings, the data indicated that the Fund’s advisory fee (after taking into account waivers and/or reimbursements) was below the median of its peer group and that total expenses (net of waivers and/or reimbursements) were above the median of its peer group. The Board noted that the allocation of advisory and administrative fees may vary among

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the Fund’s peer group. The Board took into account the Advisor’s current undertaking to maintain expense limitations for the Fund’s Class A and Class C shares and that the Advisor had reimbursed a portion of the Fund’s expenses. The Board noted that in 2011, the transfer agency fees paid by the Calvert Family of Funds had been renegotiated, resulting in an overall reduction in the transfer agency fees across the Calvert Family of Funds complex. Based upon its review, the Board concluded that the advisory fee was reasonable in view of the high quality of services received by the Fund from the Advisor and the other factors considered.

The Board reviewed the Advisor’s profitability on a fund-by-fund basis. In reviewing the overall profitability of the advisory fee to the Fund’s Advisor, the Board also considered the fact that affiliates of the Advisor provided shareholder servicing, administrative and distribution services to the Fund for which they received compensation. The information considered by the Board included Calvert’s operating profit margin information both before and after tax expenses with respect to the services that the Advisor and its affiliates provided to the Calvert Family of Funds complex. The Board reviewed the profitability of the Advisor’s relationship with the Fund in terms of the total amount of annual advisory fees it received with respect to the Fund and whether the Advisor had the financial wherewithal to continue to provide a high level of services to the Fund. The Board noted that the Advisor had reimbursed a portion of the Fund’s expenses. The Board also noted the Advisor’s current undertaking to maintain expense limitations for the Fund’s Class A and Class C shares. The Board also considered that the Advisor derived benefits to its reputation and other indirect benefits from its relationship with the Fund. Based upon its review, the Board concluded that the Advisor’s and its affiliates’ level of profitability from their relationship with the Fund was reasonable.

The Board considered the effect of the Fund’s current size and its potential growth on its performance and expenses. The Board concluded that adding breakpoints to the advisory fee at specified asset levels would not be appropriate at this time given the Fund’s current size. The Board noted that if the Fund’s assets increased over time, the Fund might realize other economies of scale if assets increased proportionally more than certain other expenses.

In reapproving the Investment Advisory Agreement, the Board, including the disinterested Trustees, did not identify any single factor as controlling, and each Trustee may have attributed different weight to various factors.

CONCLUSIONS

The Board reached the following conclusions regarding the Investment Advisory Agreement, among others: (a) the Advisor has demonstrated that it possesses the capability and resources to perform the duties required of it under the Investment Advisory Agreement; (b) the Advisor maintains appropriate compliance programs; (c) the overall performance of the Fund is satisfactory relative to the performance of funds with similar investment objectives and to relevant indices; (d) the Advisor is likely to execute its investment strategies consistently over time; and (e) the Fund’s advisory fee is reasonable relative to those of similar funds and to the services to be provided by the Advisor. Based

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on its conclusions, the Board determined that reapproval of the Investment Advisory Agreement would be in the best interests of the Fund and its shareholders.

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To Open an Account
800-368-2748

Yields and Prices
Calvert Information Network
(24 hours, 7 days a week)
800-368-2745

Service for Existing Account
Shareholders: 800-368-2745
Brokers: 800-368-2746

TDD for Hearing Impaired
800-541-1524

Branch Office
4550 Montgomery Avenue
Suite 1000 North
Bethesda, Maryland 20814

Registered, Certified
or Overnight Mail
Calvert Investments
c/o BFDS,
330 West 9th Street
Kansas City, MO 64105

Web Site
www.calvert.com

Principal Underwriter
Calvert Investment Distributors, Inc.
4550 Montgomery Avenue
Suite 1000 North
Bethesda, Maryland 20814

This report is intended to provide fund information to shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.

Note: The information on our website is not incorporated by reference into this report; our website address is included as an inactive textual reference only.

Investors should carefully consider the investment objectives, risks, charges and expenses of the Calvert Funds. This and other important information is contained in the fund’s summary prospectus and prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call Calvert at 800/368-2745 or visit www. calvert.com.

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If you’re new to online account access, click on Login/Register to open an online account. Once you’re in, click on the E-delivery sign-up at the bottom of the Account Portfolio page and follow the quick, easy steps. Note: if your shares are not held directly at Calvert but through a brokerage firm, you must contact your broker for electronic delivery options available through their firm.

Integration of Environmental, Social, and Governance Factors in Credit Analysis

As investors have rushed into riskier asset classes such as corporate bonds in search of yield, we have been improving and expanding our analysis of the corporate debt that we consider for purchase in the portfolios. Our team of credit analysts examines the financial condition of corporate bond issuers as well as the structure, terms, and covenants of specific bond issues. From a fundamental research standpoint, the credit analysts collaborate closely with Calvert’s sustainability research department analysts to evaluate a bond issuer’s environmental, social, and governance (ESG) risk factors. This robust ESG integration process helps us to identify, and may serve to lower the risks associated with, ESG factors across the fixed-income portfolios.

Investment Climate

The six-month reporting period featured strong performance by riskier asset classes such as U.S. equities and high-yield debt. The primary catalyst for this performance was the July pledge by the President of the European Central Bank to do whatever it took to defend the European Economic and Monetary Union (EMU). This statement ended yet another round of fear in global markets about the fate of the EMU. Since the first Greek debt crisis in May 2010, global markets experienced several rounds of fear about the EMU crisis. Each round ultimately required strong actions from political, economic, and monetary policymakers to settle the markets. The other catalyst for the strong returns of riskier asset classes was the action of the U.S. Federal Reserve (Fed) in September and December to further ease monetary policy.

Over the past four-and-a-half years, the major central banks around the world adopted increasingly unorthodox monetary policies that drove money-market rates toward zero percent and pushed down the yields available on longer-maturity high-quality bonds. These actions forced investors to search out yield and total-return opportunities in asset classes that are traditionally riskier, such as

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high-yield bonds and equities. The strong performance of these markets over the reporting period is evidence of the impact of these policies.

U.S. economic growth decelerated to a near standstill in the fourth quarter of 2012 as fears of the “fiscal cliff” curbed economic activity. The consensus forecast1 as of early April 2013 was for a return to modest growth of just over 2% for the first quarter of 2013. This would represent a typical post-Great Recession growth pace. The inflation and unemployment rates were little changed over the reporting period with the headline consumer price index (CPI) inflation rate unchanged at 2% as of February 2013 while the unemployment rate declined 0.2 percentage points to 7.6% in March.2

Over the reporting period, the Fed’s near-zero interest rate policy continued to anchor money market rates and short-term bond yields close to zero. The three-month Treasury bill and two-year Treasury note yields, for example, were nearly unchanged at 0.07% and 0.25%, respectively, at the end of the reporting period. The Fed’s government and government-related bond purchase program (popularly called QE for “quantitative easing”) reduced volatility in the U.S. bond market. Longer-term Treasury yields, however, increased as fiscal cliff fears subsided early in 2013. The 10-year Treasury note yield rose 22 basis points3 over the course of the six-month period to 1.87%,4 ending near the middle of its multi-year trading range.

CALVERT HIGH YIELD
BOND FUND
MARCH 31, 2013

INVESTMENT PERFORMANCE
(total return at NAV*)
	6 MONTHS	12 MONTHS
	ENDED	ENDED
	3/31/13	3/31/13
Class A	6.23%	12.88%
Class C	5.68%	11.69%
Class I	6.37%	13.38%
Class Y	6.29%	13.06%

BofA Merrill Lynch
High Yield Master II
Index	6.17%	13.06%

Lipper High Yield
Funds Average	5.95%	11.80%

SEC YIELDS
	30 DAYS ENDED
	3/31/13	9/30/12
Class A	3.84%	3.94%
Class C	2.99%	3.03%
Class I	4.31%	4.68%
Class Y	4.24%	4.29%

% OF TOTAL
ECONOMIC SECTORS	INVESTMENTS
Corporate	93.3%
Financial Institutions	3.8%
Industrial	86.1%
Utility	3.4%
Short-Term Investments	6.7%
Total	100%

* Investment performance/return at NAV does not reflect the deduction of the Fund’s maximum 3.75% front-end sales charge or any deferred sales charge.

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GROWTH OF $10,000

The graph below shows the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods. The results shown are for Classes A and I shares and reflect the deduction of Class A’s maximum front-end sales charge of 3.75%, and assume the reinvestment of dividends. The result is compared with benchmarks that include a broad based market index and a Lipper peer group average. Market indexes are unmanaged and their results do not reflect the effect of expenses or sales charges. The Lipper average reflects the deduction of the category’s average front-end sales charge. The value of an investment in a different share class would be different.

All performance data shown, including the graph above and the adjacent table, represents past performance, does not guarantee future results, assumes reinvestment of dividends and distributions and does not reflect the deduction of taxes that a shareholder would pay on the Fund’s distributions or the redemption of the Fund shares. All performance data reflects fee waivers and/or expense limitations, if any are in effect; in their absence performance would be lower. See Note B in Notes to Financial Statements. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted; for current performance data visit www.calvert.com. The gross expense ratio from the current prospectus for Class A shares is 1.58%. This number may differ from the expense ratio shown elsewhere in this report because it is based on a different time period and, if applicable, does not include fee or expense waivers. Performance data quoted already reflects the deduction of the Fund’s operating expenses.

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CALVERT HIGH YIELD
BOND FUND
MARCH 31, 2013

AVERAGE ANNUAL TOTAL RETURNS

CLASS A SHARES*	(with max. load)
One year	8.63%
Five year	8.88%
Ten year	8.58%

CLASS C SHARES	(with max. load)
One year	10.69%
Since inception (10/31/2011) 11.67%

CLASS I SHARES*
One year	13.38%
Five year	10.31%
Ten year	9.43%

CLASS Y SHARES*
One year	13.06%
Five year	9.81%
Ten year	9.05%

*Pursuant to an Agreement and Plan of Reorganization, Class A and Class I shares of Calvert High Yield Bond Fund, a series of Summit Mutual Funds,Inc. (“SMF High Yield”), were reorganized into the Class A and Class I shares, respectively, of an identical and newly created series of The Calvert Fund, Calvert High Yield Bond Fund, which commenced operations on September 18, 2009. The performance results prior to September 18, 2009, reflect the performance of SMF High Yield. In addition, performance results for Class A shares prior to February 1, 2007, the inception date for Class A shares of SMF High Yield, reflect the performance of Class I shares of SMF High Yield, adjusted for the 12b-1 distribution fees applicable to Class A. Performance results for Class Y shares prior to July 29, 2011 (the Class Y shares’ inception date) reflect the performance of Class A shares at net asset value. Actual Class Y share performance would have been higher than Class A share performance because Class Y, unlike Class A, has no Rule 12b-1 fees.

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Benchmark yield indices for investment-grade and high-yield corporate bonds fell four basis points to 2.82% and 40 basis points to 5.91%,5 respectively, over the course of the reporting period. Soothing statements and actions by the major central banks were the primary reason riskier asset markets outperformed government bonds over the reporting period.

Outlook

We expect policymakers to continue to periodically drive markets in 2013. The upcoming political fight over the U.S. debt ceiling could trigger one of those periods. Euro-area troubles will continue to offer the potential to create turbulent markets.

We expect 2013 U.S. gross domestic product (GDP) growth in the 2% to 2.5% range. Faster growth in the second half of 2013 should offset a first-half slowdown induced by fiscal policy. We expect consumer price inflation to remain comfortably below the Fed’s long-term target of 2%, while the unemployment rate should remain well above the Fed’s policy-action target of 6.5%.

Money-market rates will likely remain near zero percent as the combination of low inflation and elevated unemployment rates should keep the Fed engaged in QE for the balance of the year. This support will act as a soft cap on longer-maturity bond yields. The Fed, however, may taper the pace of the QE buying in the fourth quarter of 2013. We expect the benchmark 10-year Treasury note yield to fluctuate in the broad 1.4% to 2.4% range it has occupied since October 2011.

In summary, monetary policy should remain very accommodative and the search for yield will continue. As a result, corporate bonds could potentially continue to outperform government debt.

May 2013

1. Forecast source: Wall Street Journal

2. Data source for CPI and unemployment rate: Bureau of Labor Statistics

3. A basis point is 0.01 percentage points.

4. Treasury yield data source: Federal Reserve

5. Corporate bond yield data source: Bank of America Merrill Lynch

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SHAREHOLDER EXPENSE EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges and redemption fees; and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2012 to March 31, 2013).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

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	BEGINNING	ENDING ACCOUNT	EXPENSES PAID
	ACCOUNT VALUE	VALUE	DURING PERIOD*
	10/1/12	3/31/13	10/1/12 - 3/31/13
CLASS A
Actual	$1,000.00	$1,062.32	$6.00
Hypothetical	$1,000.00	$1,019.11	$5.87
(5% return per
year before expenses)

CLASS C
Actual	$1,000.00	$1,056.48	$11.11
Hypothetical	$1,000.00	$1,014.13	$10.88
(5% return per
year before expenses)

CLASS I
Actual	$1,000.00	$1,063.68	$4.37
Hypothetical	$1,000.00	$1,020.69	$4.28
(5% return per
year before expenses)

CLASS Y
Actual	$1,000.00	$1,062.86	$4.71
Hypothetical	$1,000.00	$1,020.36	$4.62
(5% return per
year before expenses)

* Expenses are equal to the Fund’s annualized expense ratio of 1.17%, 2.17%, 0.85% and 0.92% for Class A, Class C, Class I, and Class Y, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

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SCHEDULE OF INVESTMENTS
MARCH 31, 2013

	PRINCIPAL
CORPORATE BONDS - 90.0%	AMOUNT	VALUE
99¢ Only Stores, 11.00%, 12/15/19	$500,000	$573,750
Accellent, Inc., 8.375%, 2/1/17	250,000	265,625
Access Midstream Partners LP / ACMP Finance Corp.,
6.125%, 7/15/22	500,000	536,250
ADS Waste Holdings, Inc., 8.25%, 10/1/20 (e)	500,000	538,750
AES Corp., 9.75%, 4/15/16	500,000	596,250
Alphabet Holding Co., Inc., 7.75%, 11/1/17 (e)	500,000	521,250
American Axle & Manufacturing Holdings, Inc., 9.25%, 1/15/17 (e)	160,000	175,600
American Axle & Manufacturing, Inc., 6.625%, 10/15/22	250,000	258,750
Antero Resources Finance Corp.:
9.375%, 12/1/17	428,000	464,380
6.00%, 12/1/20 (e)	500,000	522,500
ARAMARK Corp., 5.75%, 3/15/20 (e)	500,000	511,250
ArcelorMittal, 5.375%, 6/1/13	500,000	503,150
Ashtead Capital, Inc., 6.50%, 7/15/22 (e)	250,000	271,562
Atlas Pipeline Partners LP / Atlas Pipeline Finance Corp.,
6.625%, 10/1/20 (e)	500,000	521,250
Avis Budget Car Rental LLC / Avis Budget Finance, Inc.:
4.875%, 11/15/17 (e)	350,000	359,188
9.625%, 3/15/18	250,000	282,190
8.25%, 1/15/19	250,000	277,188
Axiall Corp., 4.875%, 5/15/23 (e)	500,000	508,750
B/E Aerospace, Inc., 6.875%, 10/1/20	500,000	553,125
Beverages & More, Inc., 9.625%, 10/1/14 (e)	500,000	515,000
BI-LO LLC / BI-LO Finance Corp., 9.25%, 2/15/19 (e)	500,000	540,000
Boise Paper Holdings LLC / Boise Finance Co., 9.00%, 11/1/17	250,000	269,375
Burger King Corp., 9.875%, 10/15/18	500,000	574,375
Calumet Specialty Products Partners LP / Calumet Finance Corp.,
9.625%, 8/1/20 (e)	500,000	563,750
Carrols Restaurant Group, Inc., 11.25%, 5/15/18	500,000	563,125
Catalent Pharma Solutions, Inc., 7.875%, 10/15/18 (e)	250,000	253,438
CCO Holdings LLC / CCO Holdings Capital Corp.,
7.25%, 10/30/17	500,000	539,375
Celanese US Holdings LLC, 4.625%, 11/15/22	500,000	501,250
Cemex SAB de CV:
5.311%, 9/30/15 (e)(r)	500,000	518,125
5.875%, 3/25/19 (e)	500,000	505,000
CenturyLink, Inc.:
5.625%, 4/1/20	500,000	511,250
7.65%, 3/15/42	500,000	483,125
Checkers Drive-In Restaurants, Inc., 11.00%, 12/1/17 (e)	500,000	523,125
Chesapeake Energy Corp., 3.25%, 3/15/16	600,000	606,750
Chrysler Group LLC / CG Co-Issuer, Inc., 8.00%, 6/15/19	500,000	548,125
CIT Group, Inc.:
4.75%, 2/15/15 (e)	750,000	785,625
4.25%, 8/15/17	300,000	313,500
5.25%, 3/15/18	350,000	378,000
CKE Restaurants, Inc., 11.375%, 7/15/18	24,000	27,840
Clear Channel Communications, Inc., 9.00%, 12/15/19 (e)	500,000	480,625

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	PRINCIPAL
CORPORATE BONDS - CONT’D	AMOUNT	VALUE
CNH Capital LLC, 3.875%, 11/1/15	$250,000	$256,250
Coinstar, Inc., 6.00%, 3/15/19 (e)	500,000	511,250
Constellation Brands, Inc., 7.25%, 9/1/16	500,000	567,500
Cott Beverages, Inc., 8.375%, 11/15/17	500,000	535,625
DaVita HealthCare Partners, Inc., 5.75%, 8/15/22	500,000	519,375
Delta Air Lines Pass Through Trust, 6.75%, 5/23/17	250,000	263,125
Digicel Group Ltd., 10.50%, 4/15/18 (e)	250,000	278,125
Digicel Ltd.:
8.25%, 9/1/17 (e)	250,000	264,375
6.00%, 4/15/21 (e)	500,000	497,500
DigitalGlobe, Inc., 5.25%, 2/1/21 (e)	250,000	248,438
Eagle Spinco, Inc., 4.625%, 2/15/21 (e)	250,000	254,375
Emdeon, Inc., 11.00%, 12/31/19	250,000	288,125
Empire Today LLC / Empire Today Finance Corp.,
11.375%, 2/1/17 (e)	710,000	739,288
Enterprise Products Operating LLC, 7.034% to 1/15/18, floating
rate thereafter to 1/15/68 (r)	750,000	870,000
EP Energy LLC / Everest Acquisition Finance, Inc., 6.875%, 5/1/19	500,000	547,500
Exopack Holding Corp., 10.00%, 6/1/18	500,000	497,500
Ferrellgas LP / Ferrellgas Finance Corp., 9.125%, 10/1/17	500,000	536,250
FGI Operating Co. LLC / FGI Finance, Inc., 7.875%, 5/1/20 (e)	750,000	787,500
Fiesta Restaurant Group, Inc., 8.875%, 8/15/16	500,000	542,500
First Data Corp., 9.875%, 9/24/15	750,000	772,500
Ford Motor Credit Co. LLC:
8.70%, 10/1/14	250,000	276,163
6.625%, 8/15/17	250,000	291,555
5.875%, 8/2/21	250,000	285,983
Freescale Semiconductor, Inc., 10.125%, 3/15/18 (e)	221,000	244,758
Frontier Communications Corp.:
9.25%, 7/1/21	250,000	286,875
7.625%, 4/15/24	1,000,000	1,028,750
Global Brass & Copper, Inc., 9.50%, 6/1/19 (e)	500,000	553,750
Goodyear Tire & Rubber Co., 6.50%, 3/1/21	500,000	515,625
Griffon Corp., 7.125%, 4/1/18	250,000	270,000
Grifols, Inc., 8.25%, 2/1/18	500,000	550,000
H&E Equipment Services, Inc., 7.00%, 9/1/22 (e)	350,000	385,000
Halcon Resources Corp., 8.875%, 5/15/21 (e)	500,000	538,750
Hanesbrands, Inc., 6.375%, 12/15/20	500,000	544,375
Harland Clarke Holdings Corp., 9.50%, 5/15/15	850,000	838,313
HCA, Inc.:
6.75%, 7/15/13	500,000	507,188
8.00%, 10/1/18	250,000	292,500
HD Supply, Inc., 7.50%, 7/15/20 (e)	200,000	210,500
Hercules Offshore, Inc., 7.125%, 4/1/17 (e)	750,000	808,125
Hertz Corp., 5.875%, 10/15/20	500,000	527,500
HOA Restaurant Group LLC / HOA Finance Corp., 11.25%,
4/1/17 (e)	750,000	705,000
Hologic, Inc., 6.25%, 8/1/20	250,000	265,938
Huntsman International LLC, 4.875%, 11/15/20 (e)	250,000	251,875
INEOS Finance plc, 9.00%, 5/15/15 (e)	500,000	526,250
INEOS Group Holdings SA, 8.50%, 2/15/16 (e)	250,000	253,750
Infor US, Inc., 9.375%, 4/1/19	500,000	566,875

www.calvert.com CALVERT HIGH YIELD BOND FUND SEMI-ANNUAL REPORT (UNAUDITED) 12

	PRINCIPAL
CORPORATE BONDS - CONT’D	AMOUNT	VALUE
Ingles Markets, Inc., 8.875%, 5/15/17	$500,000	$524,375
Innovation Ventures LLC / Innovation Ventures Finance Corp.,
9.50%, 8/15/19 (e)	925,000	779,312
Intelsat Jackson Holdings SA, 6.625%, 12/15/22 (e)	500,000	529,375
Intelsat Luxembourg SA:
6.75%, 6/1/18 (e)	500,000	515,000
7.75%, 6/1/21 (e)	500,000	508,750
Interactive Data Corp., 10.25%, 8/1/18	500,000	568,750
International Lease Finance Corp.:
4.875%, 4/1/15	250,000	262,188
7.125%, 9/1/18 (e)	250,000	293,750
Iron Mountain, Inc., 8.00%, 6/15/20	500,000	523,750
Jarden Corp., 7.50%, 5/1/17	500,000	565,625
JET Equipment Trust, 7.63%, 8/15/12 (b)(e)(w)*	109,297	109
Kenan Advantage Group, Inc., 8.375%, 12/15/18 (e)	500,000	525,000
Kennedy-Wilson, Inc., 8.75%, 4/1/19	500,000	540,000
Kinetic Concepts, Inc., 10.50%, 11/1/18	750,000	811,875
Kodiak Oil & Gas Corp., 5.50%, 1/15/21 (e)	250,000	261,875
Koppers, Inc., 7.875%, 12/1/19	500,000	550,000
Kratos Defense & Security Solutions, Inc., 10.00%, 6/1/17	750,000	825,000
Land O’Lakes Capital Trust I, 7.45%, 3/15/28 (e)	754,000	750,230
Lender Processing Services, Inc., 5.75%, 4/15/23	750,000	781,875
Level 3 Communications, Inc.:
11.875%, 2/1/19	250,000	293,125
8.875%, 6/1/19 (e)	250,000	273,125
Level 3 Financing, Inc., 4.215%, 2/15/15 (r)	250,000	250,000
Linn Energy LLC / Linn Energy Finance Corp., 6.25%, 11/1/19 (e)	650,000	664,625
Longview Fibre Paper & Packaging, Inc., 8.00%, 6/1/16 (e)	250,000	261,875
Mastro’s Restaurants LLC / RRG Finance Corp., 12.00%, 6/1/17 (e)	507,791	556,031
MetroPCS Wireless, Inc., 6.25%, 4/1/21 (e)	1,000,000	1,017,500
MGM Resorts International:
6.75%, 4/1/13	500,000	500,000
7.625%, 1/15/17	500,000	555,000
Michaels Stores, Inc., 7.75%, 11/1/18	500,000	546,250
Mylan, Inc., 7.625%, 7/15/17 (e)	250,000	277,912
NCR Corp., 5.00%, 7/15/22 (e)	500,000	501,250
New Albertsons, Inc., 8.00%, 5/1/31	1,050,000	850,500
Nielsen Finance LLC / Nielsen Finance Co., 4.50%, 10/1/20 (e)	500,000	499,375
NII Capital Corp.:
10.00%, 8/15/16	500,000	448,750
7.625%, 4/1/21	500,000	360,000
NII International Telecom Sarl, 11.375%, 8/15/19 (e)	250,000	261,250
Northern Tier Energy LLC / Northern Tier Finance Corp.,
7.125%, 11/15/20 (e)	500,000	530,000
Novelis, Inc., 8.375%, 12/15/17	500,000	547,500
Nuance Communications, Inc., 5.375%, 8/15/20 (e)	250,000	253,125
NXP BV / NXP Funding LLC, 5.75%, 2/15/21 (e)	1,000,000	1,037,500
Packaging Dynamics Corp., 8.75%, 2/1/16 (e)	650,000	680,062
Permian Holdings, Inc., 10.50%, 1/15/18 (e)	500,000	515,000
Petco Animal Supplies, Inc., 9.25%, 12/1/18 (e)	500,000	551,250
Plains Exploration & Production Co., 6.875%, 2/15/23	750,000	849,375
Prospect Medical Holdings, Inc., 8.375%, 5/1/19 (e)	500,000	532,500

www.calvert.com CALVERT HIGH YIELD BOND FUND SEMI-ANNUAL REPORT (UNAUDITED) 13

	PRINCIPAL
CORPORATE BONDS - CONT’D	AMOUNT	VALUE
QEP Resources, Inc., 5.25%, 5/1/23	$500,000	$512,500
Reliance Intermediate Holdings LP, 9.50%, 12/15/19 (e)	250,000	278,750
Rexel SA, 6.125%, 12/15/19 (e)	200,000	210,500
Reynolds Group Issuer Inc / Reynolds Group Issuer LLC:
7.125%, 4/15/19	500,000	536,875
9.00%, 4/15/19	250,000	264,375
9.875%, 8/15/19	250,000	274,062
SBA Telecommunications, Inc., 5.75%, 7/15/20 (e)	250,000	260,000
Seadrill Ltd., 5.625%, 9/15/17 (e)	500,000	505,000
Seagate Technology International, 10.00%, 5/1/14 (e)	250,000	264,375
Sealed Air Corp., 8.125%, 9/15/19 (e)	250,000	282,812
Serta Simmons Holdings LLC, 8.125%, 10/1/20 (e)	250,000	259,688
ServiceMaster Co.:
8.00%, 2/15/20	250,000	268,125
7.00%, 8/15/20 (e)	500,000	517,500
Sinclair Television Group, Inc., 6.125%, 10/1/22 (e)	500,000	523,750
SM Energy Co., 6.50%, 1/1/23	500,000	547,500
Sophia LP / Sophia Finance, Inc., 9.75%, 1/15/19 (e)	250,000	278,750
Spencer Spirit Holdings, Inc., 11.00%, 5/1/17 (e)	850,000	928,625
Sprint Nextel Corp., 6.00%, 12/1/16	500,000	542,500
Standard Pacific Corp.:
10.75%, 9/15/16	250,000	310,000
8.375%, 5/15/18	500,000	588,750
STATS ChipPAC Ltd., 4.50%, 3/20/18 (e)	531,000	531,000
SUPERVALU, Inc., 7.50%, 11/15/14	250,000	250,940
Telefonica Emisiones SAU, 2.582%, 4/26/13	500,000	500,492
Titan International, Inc., 7.875%, 10/1/17 (e)	1,000,000	1,076,250
Toys R Us, Inc., 10.375%, 8/15/17	500,000	506,875
Triumph Group, Inc.:
8.625%, 7/15/18	250,000	277,812
4.875%, 4/1/21 (e)	250,000	252,500
TRW Automotive, Inc., 8.875%, 12/1/17 (e)	250,000	272,812
UCI International, Inc., 8.625%, 2/15/19	250,000	258,750
United Rentals North America, Inc.:
9.25%, 12/15/19	250,000	285,000
7.375%, 5/15/20	500,000	555,000
US Foods, Inc., 8.50%, 6/30/19 (e)	250,000	265,312
Videotron Ltd., 9.125%, 4/15/18	500,000	525,312
Virgin Media Finance plc, 5.25%, 2/15/22	500,000	508,125
VWR Funding, Inc., 7.25%, 9/15/17 (e)	500,000	529,375
WEX, Inc., 4.75%, 2/1/23 (e)	500,000	483,750

Total Corporate Bonds (Cost $74,557,886)		78,507,496

FLOATING RATE LOANS(d) - 4.6%
BJ’s Wholesale Club Inc., 4.25%, 9/26/19 (r)	500,000	502,032
Dell Inc.:
5.00%, 2/28/14 (r)	307,700	306,162
6.25%, 2/5/21 (r)	192,300	191,338
Dunkin’ Brands, Inc., 3.75%, 2/11/20 (r)	500,000	505,521
Getty Images, Inc., 4.75%, 10/18/19 (r)	997,500	1,011,750

www.calvert.com CALVERT HIGH YIELD BOND FUND SEMI-ANNUAL REPORT (UNAUDITED) 14

	PRINCIPAL
FLOATING RATE LOANS(d) - CONT’D	AMOUNT	VALUE
Party City Holdings, Inc., 4.25%, 7/29/19 (r)	$997,500	$1,004,047
SUPERVALU, Inc., 6.25%, 3/21/19 (r)	500,000	508,125

Total Floating Rate Loans (Cost $3,979,399)		4,028,975
TIME DEPOSIT - 6.7%
State Street Bank Time Deposit, 0.12%, 4/1/13	5,898,672	5,898,672

Total Time Deposit (Cost $5,898,672)		5,898,672
EQUITY SECURITIES - 0.0%	SHARES
Avado Brands, Inc. (b)*	9,462	—
Intermet Corp. (b)*	6,346	—
Paging Network Do Brazil Holding Co. LLC, Class B (b)(e)*	1,000	—

Total Equity Securities (Cost $282,378)		—

TOTAL INVESTMENTS (Cost $84,718,335) - 101.3%		88,435,143
Other assets and liabilities, net - (1.3%)		(1,171,238)
NET ASSETS - 100%		$87,263,905

(b) This security was valued by the Board of Trustees. See Note A.

(d) Remaining maturities of floating rate loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. Floating rate loans generally pay interest at rates which are periodically re-determined at a margin above the London InterBank Offered Rate (LIBOR) or other short-term rates. The rate shown is the rate in effect at period end. Floating rate loans are generally considered restrictive in that the Fund is ordinarily contractually obligated to receive consent from the Agent Bank and/or Borrower prior to disposition of a floating rate loan.

(e) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(r) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(w) Security is in default and is no longer accruing interest.

* Non-income producing security.

Abbreviations:
LLC: Limited Liability Corporation
LP: Limited Partnership
plc: Public Limited Company

See notes to financial statements.

www.calvert.com CALVERT HIGH YIELD BOND FUND SEMI-ANNUAL REPORT (UNAUDITED) 15

STATEMENT OF ASSETS AND LIABILITIES
MARCH 31, 2013

ASSETS
Investments in securities, at value (Cost $84,718,335) -
see accompanying schedule	$88,435,143
Receivable for securities sold	4,926,906
Receivable for shares sold	306,774
Interest and dividends receivable	1,653,588
Other assets	23,073
Total assets	95,345,484

LIABILITIES
Payable for securities purchased	7,905,542
Payable for shares purchased	80,166
Payable to Calvert Investment Management, Inc.	52,942
Payable to Calvert Investment Administrative Services, Inc.	7,277
Payable to Calvert Investment Services, Inc.	1,343
Payable to Calvert Investment Distributors, Inc	11,802
Accrued expenses and other liabilities	22,507
Total liabilities	8,081,579

NET ASSETS	$87,263,905

NET ASSETS CONSIST OF:
Paid-in capital applicable to the following shares of beneficial interest, unlimited number of no par value shares authorized:
Class A: 1,517,758 shares outstanding	$38,736,853
Class C: 89,223 shares outstanding	2,614,617
Class I: 1,149,046 shares outstanding	37,982,953
Class Y: 128,489 shares outstanding	3,942,277
Undistributed net investment income	20,747
Accumulated net realized gain (loss)	249,650
Net unrealized appreciation (depreciation)	3,716,808

NET ASSETS	$87,263,905

NET ASSET VALUE PER SHARE
Class A (based on net assets of $46,043,568)	$30.34
Class C (based on net assets of $2,740,625)	$30.72
Class I (based on net assets of $34,429,496)	$29.96
Class Y (based on net assets of $4,050,216)	$31.52

See notes to financial statements.

www.calvert.com CALVERT HIGH YIELD BOND FUND SEMI-ANNUAL REPORT (UNAUDITED) 16

STATEMENT OF OPERATIONS
SIX MONTHS ENDED MARCH 31, 2013

NET INVESTMENT INCOME
Investment Income:
Interest income	$2,699,026
Total investment income	2,699,026

Expenses:
Investment advisory fee	257,520
Administrative fees	39,619
Transfer agency fees and expenses	53,259
Distribution Plan expenses:
Class A	50,809
Class C	11,066
Trustees’ fees and expenses	3,573
Custodian fees	17,950
Registration fees	24,063
Reports to shareholders	14,072
Professional fees	11,853
Accounting fees	9,091
Miscellaneous	12,751
Total expenses	505,626
Reimbursement from Advisor:
Class A	(57,023)
Class C	(6,220)
Class I	(19,238)
Class Y	(6,458)
Fees paid indirectly	(48)
Net expenses	416,639

NET INVESTMENT INCOME	2,282,387

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss)	1,448,174
Change in unrealized appreciation (depreciation)	1,061,962

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS	2,510,136

INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$4,792,523

See notes to financial statements.

www.calvert.com CALVERT HIGH YIELD BOND FUND SEMI-ANNUAL REPORT (UNAUDITED) 17

STATEMENTS OF CHANGES IN NET ASSETS

	SIX MONTHS ENDED	YEAR ENDED
	MARCH 31,	SEPTEMBER 30,
INCREASE (DECREASE) IN NET ASSETS	2013	2012
Operations:
Net investment income	$2,282,387	$3,698,491
Net realized gain (loss)	1,448,174	1,009,002
Change in unrealized appreciation (depreciation)	1,061,962	4,127,106

INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	4,792,523	8,834,599

Distributions to shareholders from:
Net investment income:
Class A shares	(1,169,174)	(1,570,431)
Class C shares	(51,163)	(32,042)
Class I shares	(1,015,274)	(2,059,926)
Class Y shares	(84,131)	(27,293)
Total distributions	(2,319,742)	(3,689,692)

Capital share transactions:
Shares sold:
Class A shares	13,642,992	21,737,552
Class C shares	1,118,925	1,859,516
Class I shares	3,014,575	6,244,435
Class Y shares	2,827,664	1,799,117
Reinvestment of distributions:
Class A shares	992,937	1,339,083
Class C shares	36,560	21,001
Class I shares	1,015,274	2,056,802
Class Y shares	83,802	26,637
Redemption fees:
Class A shares	7,716	1,260
Class C shares	—	86
Class I shares	1	626
Shares redeemed:
Class A shares	(7,473,885)	(4,961,856)
Class C shares	(217,927)	(203,544)
Class I shares	(3,615,597)	(7,853,232)
Class Y shares	(286,845)	(509,098)
Total capital share transactions	11,146,192	21,558,385

TOTAL INCREASE (DECREASE) IN NET ASSETS	13,618,973	26,703,292

NET ASSETS
Beginning of period	73,644,932	46,941,640
End of period (including undistributed net investment
income of $20,747 and $58,102, respectively)	$87,263,905	$73,644,932

See notes to financial statements.

 www.calvert.com CALVERT HIGH YIELD BOND FUND SEMI-ANNUAL REPORT (UNAUDITED) 18

STATEMENTS OF CHANGES IN NET ASSETS

	SIX MONTHS ENDED	YEAR ENDED
	MARCH 31,	SEPTEMBER 30,
CAPITAL SHARE ACTIVITY	2013	2012
Shares sold:
Class A shares	454,045	764,691
Class C shares	36,886	64,400
Class I shares	101,805	222,796
Class Y shares	91,086	61,122
Reinvestment of distributions:
Class A shares	33,193	47,185
Class C shares	1,206	720
Class I shares	34,374	73,565
Class Y shares	2,691	897
Shares redeemed:
Class A shares	(250,144)	(174,353)
Class C shares	(7,137)	(6,852)
Class I shares	(122,257)	(284,276)
Class Y shares	(9,186)	(18,156)
Total capital share activity	366,562	751,739

See notes to financial statements.

www.calvert.com CALVERT HIGH YIELD BOND FUND SEMI-ANNUAL REPORT (UNAUDITED) 19

NOTES TO FINANCIAL STATEMENTS

NOTE A –– SIGNIFICANT ACCOUNTING POLICIES

General: Calvert High Yield Bond Fund (the “Fund”), a series of The Calvert Fund, is registered under the Investment Company Act of 1940 as a non-diversified, open-end management investment company. The Calvert Fund is comprised of six separate series. The operations of each series are accounted for separately. The Fund offers four classes of shares - Classes A, C, I, and Y. Class A shares are sold with a maximum front-end sales charge of 3.75%. Class C shares are sold without a front-end sales charge and, with certain exceptions, will be charged a deferred sales charge on shares sold within one year of purchase. Class C shares have higher levels of expenses than Class A shares. Class I shares require a minimum account balance of $1,000,000. The $1 million minimum initial investment is waived for retirement plans that trade through omnibus accounts and may be waived for certain other institutional accounts where it is believed to be in the best interest of the Fund and its shareholders. Class I shares have no front-end or deferred sales charge and have lower levels of expenses than Class A shares. Class Y shares are generally only available to wrap or similar fee-based programs offered by financial intermediaries that have entered into an agreement with the Fund’s Distributor to offer Class Y shares. Class Y shares have no front-end or deferred sales charge and have lower levels of expenses than Class A shares. Each class has different: (a) dividend rates due to differences in Distribution Plan expenses and other class specific expenses, (b) exchange privileges and (c) class specific voting rights.

Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Trustees (“the Board”) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board.

The Board has adopted Valuation Procedures (the “Procedures”) to determine the fair value of securities and other financial instruments for which market prices are not readily available or which may not be reliably priced. The Board has delegated the day-today responsibility for determining the fair value of the assets of the Fund to Calvert Investment Management, Inc. (the “Advisor” or “Calvert”) and has provided these Procedures to govern Calvert in its valuation duties.

Calvert has chartered an internal Valuation Committee to oversee the implementation of these Procedures and to assist it in carrying out the valuation responsibilities that the Board has delegated.

The Valuation Committee meets on a regular basis to review illiquid securities and other investments which may not have readily available market prices. The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

www.calvert.com CALVERT HIGH YIELD BOND FUND SEMI-ANNUAL REPORT (UNAUDITED) 20

The Valuation Committee utilizes various methods to measure the fair value of the Fund’s investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below: Level 1 – quoted prices in active markets for identical securities Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments) The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. Valuation techniques used to value the Fund’s investments by major category are as follows: Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds and floating rate loans, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type, as well as dealer supplied prices, and such securities are generally categorized as Level 2 in the hierarchy. Short-term securities of sufficient credit quality with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or using the last available price and are categorized as Level 2 in the hierarchy. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If events occur after the close of the principal market in which foreign securities are traded, and before the close of business of the Fund, that are expected to materially affect the value of those securities, then they are valued at their fair value taking these events into account. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and such securities are categorized as Level 3 in the hierarchy.

www.calvert.com CALVERT HIGH YIELD BOND FUND SEMI-ANNUAL REPORT (UNAUDITED) 21

If a market value cannot be determined for a security using the methodologies described above, or if, in the good faith opinion of the Advisor, the market value does not constitute a readily available market quotation, or if a significant event has occurred that would materially affect the value of the security, the security will be fair valued as determined in good faith by the Valuation Committee.

The Valuation Committee considers a number of factors, including significant unobservable valuation inputs when arriving at fair value. It considers all significant facts that are reasonably available and relevant to the determination of fair value.

The Valuation Committee primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. When more appropriate, the fund may employ an income-based or cost approach. An income-based valuation approach discounts anticipated future cash flows of the investment to calculate a present amount (discounted). The measurement is based on the value indicated by current market expectations about those future amounts. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. A cost based approach is based on the amount that currently would be required to replace the service capacity of an asset (current replacement cost). From the seller’s perspective, the price that would be received for the asset is determined based on the cost to a buyer to acquire or construct a substitute asset of comparable utility, adjusted for obsolescence.

The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis and reviews of any related market activity.

At March 31, 2013, securities valued at $109, or 0.0% of net assets, were fair valued in good faith under the direction of the Board.

The following is a summary of the inputs used to value the Fund’s net assets as of March 31, 2013:

	VALUATION INPUTS
INVESTMENTS IN SECURITIES*	LEVEL 1	LEVEL 2	LEVEL 3		TOTAL
Corporate debt	—	$78,507,387	$109		$78,507,496
Floating rate loans	—	4,028,975	—		4,028,975
Other debt obligations	—	5,898,672	—		5,898,672
TOTAL	—	$88,435,034	$109	**	$88,435,143

* For a complete listing of investments, please refer to the Schedule of Investments.

**Level 3 securities represent 0.0% of net assets.

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Loan Participations and Assignments: The Fund may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. A Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties.

A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Fund purchases assignments from lenders it acquires direct rights against the borrower of the loan. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of payments by the lender from the borrower.

Security Transactions and Net Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date or, in the case of dividends on certain foreign securities, as soon as the Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. (See the Schedule of Investments footnotes on page 15.) A debt obligation may be removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured. The Fund earns certain fees in connection with its floating rate loan purchasing activities. These fees are in addition to interest payments earned and may include amendment fees, consent fees and prepayment fees. Investment income and realized and unrealized gains and losses are allocated to separate classes of shares based upon the relative net assets of each class. Expenses arising in connection with a specific class are charged directly to that class. Expenses common to the classes are allocated to each class in proportion to their relative net assets.

Foreign Currency Transactions: The Fund’s accounting records are maintained in U.S. dollars. For valuation of assets and liabilities on each date of net asset value determination, foreign denominations are translated into U.S. dollars using the current exchange rate. Security transactions, income and expenses are translated at the prevailing rate of exchange on the date of the event. The effect of changes in foreign exchange rates on securities and foreign currencies is included in the net realized and unrealized gain or loss on investments.

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Distributions to Shareholders: Distributions to shareholders are recorded by the Fund on ex-dividend date. Dividends from net investment income are paid monthly. Distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Fund’s capital accounts to reflect income and gains available for distribution under income tax regulations.

Estimates: The preparation of the financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reported period. Actual results could differ from those estimates.

Redemption Fees: The Fund charges a 2% redemption fee on redemptions, including exchanges, made within 30 days of purchase (within seven days for Class I shares). The redemption fee is accounted for as an addition to paid-in capital and is intended to discourage market-timers by ensuring that short-term trading costs are borne by the investors making the transactions and not the shareholders already in the Fund.

Expense Offset Arrangement: The Fund had an arrangement with the custodian bank whereby the custodian’s fees may have been paid indirectly by credits earned on the Fund’s cash on deposit with the bank. These credits were used to reduce the Fund’s expenses. This arrangement was suspended on January 1, 2013, until further notice, due to low interest rates. Such a deposit arrangement was an alternative to overnight investments.

Federal Income Taxes: No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.

Management has analyzed the Fund’s tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund’s financial statements. A Fund’s federal tax return is subject to examination by the Internal Revenue Service for a period of three years.

NOTE B — RELATED PARTY TRANSACTIONS

Calvert Investment Management, Inc. (the “Advisor”) is wholly-owned by Calvert Investments, Inc., which is indirectly wholly-owned by Ameritas Mutual Holding Company. The Advisor provides investment advisory services and pays the salaries and fees of officers and Trustees of the Fund who are employees of the Advisor or its affiliates. For its services, the Advisor receives an annual fee, payable monthly, of .65% of the Fund’s average daily net assets.

The Advisor has contractually agreed to limit net annual fund operating expenses through January 31, 2014. The contractual expense cap is 1.07%, 2.07%, .74%, and .82% for Class A, C, I, and Y, respectively. For the purpose of this expense limit, operating expenses do not include interest expense, brokerage commissions, taxes, and extraordinary expenses. This expense limitation does not limit acquired fund fees and expenses, if any. To the extent that

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any expense offset credits were earned, the Advisor’s obligation under the contractual limitation may have been reduced and the Advisor may have benefited from the expense offset arrangement.

Calvert Investment Administrative Services, Inc., an affiliate of the Advisor, provides administrative services to the Fund for an annual fee, payable monthly, of .10% for Classes A, C, I, and Y based on their average daily net assets.

Calvert Investment Distributors, Inc. (“CID”), an affiliate of the Advisor, is the distributor and principal underwriter for the Fund. Pursuant to Rule 12b-1 under the Investment Company Act of 1940, the Fund has adopted Distribution Plans that permit the Fund to pay certain expenses associated with the distribution and servicing of its shares. The expenses paid may not exceed .25% and 1.00% annually of the average daily net assets of Class A and C, respectively. The amount actually paid by the Fund is an annualized fee, payable monthly, of .25% and 1.00% of the average daily net assets of Class A and C, respectively. Class I and Class Y shares do not have Distribution Plan expenses.

CID received $19,325 as its portion of the commissions charged on sales of the Fund’s Class A shares for the six months ended March 31, 2013.

Calvert Investment Services, Inc. (“CIS”), an affiliate of the Advisor, is the shareholder servicing agent for the Fund. For its services, CIS received a fee of $7,105 for the six months ended March 31, 2013. Boston Financial Data Services, Inc. is the transfer and dividend disbursing agent.

Each Trustee of the Fund who is not an employee of the Advisor or its affiliates receives an annual retainer of $45,000 plus up to $2,000 for each regular Board and Committee meeting attended. The Board chair and Committee chairs each receive an additional $5,000 annual retainer. Trustees’ fees are allocated to each of the funds served.

NOTE C — INVESTMENT ACTIVITY AND TAX INFORMATION

During the period, the cost of purchases and proceeds from sales of investments, other than short-term and U.S. government securities, were $125,730,897 and $114,668,918, respectively. U.S. Government security purchases and sales were $809,241 and $809,241, respectively.

The Fund may purchase securities, typically short-term variable rate demand notes, from or sell to other funds managed by the Advisor. These interportfolio transactions are primarily used for cash management purposes and are made pursuant to Rule 17a-7 of the Investment Company Act of 1940. For the six months ended March 31, 2013, the Fund had no such purchases or sales transactions.

CAPITAL LOSS CARRYFORWARDS

EXPIRATION DATE
30-Sep-17	($824,403)
30-Sep-18	(15,613)

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Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred in taxable years beginning after December 22, 2010 can be carried forward for an unlimited period. These losses are required to be utilized prior to the losses incurred in pre-enactment taxable years. Losses incurred in pre-enactment taxable years can be utilized until expiration.

The Fund intends to elect to defer net capital losses of $358,486 incurred from November 1, 2011 through September 30, 2012 and treat them as arising in the fiscal year ending September 30, 2013.

As of March 31, 2013, the tax basis components of unrealized appreciation/(depreciation) and the federal tax cost were as follows:

Unrealized appreciation	$4,203,469
Unrealized (depreciation)	(561,995)
Net unrealized appreciation/(depreciation)	$3,641,474

Federal income tax cost of investments	$84,793,669

NOTE D — LINE OF CREDIT

A financing agreement is in place with the Calvert Funds and State Street Corporation (“SSC”). Under the agreement, SSC provides an unsecured line of credit facility, in the aggregate amount of $50 million ($25 million committed and $25 million uncommitted), accessible by the Funds for temporary or emergency purposes only. Borrowings under the committed facility bear interest at the higher of the London Interbank Offered Rate (LIBOR) or the overnight Federal Funds Rate plus 1.25% per annum. A commitment fee of .11% per annum is incurred on the unused portion of the committed facility, which is allocated to all participating funds. The Fund had no borrowings under the agreement during the six months ended March 31, 2013.

NOTE E – SUBSEQUENT EVENTS

In preparing the financial statements as of March 31, 2013, no subsequent events or transactions occurred that would have required recognition or disclosure in these financial statements.

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FINANCIAL HIGHLIGHTS

	PERIODS ENDED
	MARCH 31,		SEPTEMBER 30,	SEPTEMBER 30,
CLASS A SHARES	2013	(z)	2012 (z)	2011 (z)
Net asset value, beginning	$29.38		$26.75	$27.36
Income from investment operations:
Net investment income	.84		1.69	1.81
Net realized and unrealized gain (loss)	.97		2.62	(.63)
Total from investment operations	1.81		4.31	1.18
Distributions from:
Net investment income	(.85)		(1.68)	(1.79)
Total distributions	(.85)		(1.68)	(1.79)
Total increase (decrease) in net asset value	.96		2.63	(.61)
Net asset value, ending	$30.34		$29.38	$26.75

Total return*	6.23%		16.53%	4.17%
Ratios to average net assets:A
Net investment income	5.65	% (a)	6.00%	6.32%
Total expenses	1.45	% (a)	1.58%	1.56%
Expenses before offsets	1.17	% (a)	1.58%	1.56%
Net expenses	1.17	% (a)	1.58%	1.56%
Portfolio turnover	157%		273%	286%
Net assets, ending (in thousands)	$46,044		$37,623	$17,206

			YEARS ENDED
	SEPTEMBER 30,		SEPTEMBER 30,	SEPTEMBER 30,
CLASS A SHARES	2010		2009 (z)	2008 (z)
Net asset value, beginning	$24.92		$24.03	$28.55
Income from investment operations:
Net investment income	1.80		1.54	1.77
Net realized and unrealized gain (loss)	2.39		.95	(4.45)
Total from investment operations	4.19		2.49	(2.68)
Distributions from:
Net investment income	(1.75)		(1.60)	(1.84)
Total distributions	(1.75)		(1.60)	(1.84)
Total increase (decrease) in net asset value	2.44		.89	(4.52)
Net asset value, ending	$27.36		$24.92	$24.03

Total return*	17.35%		11.68%	(9.91%)
Ratios to average net assets: A
Net investment income	6.98%		6.87%	6.65%
Total expenses	1.91%		2.30%	1.49%
Expenses before offsets	1.65%		1.65%	1.49%
Net expenses	1.65%		1.65%	1.49%
Portfolio turnover	233%		156%	67%
Net assets, ending (in thousands)	$9,427		$7,213	$444

See notes to financial highlights.

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FINANCIAL HIGHLIGHTS

	PERIODS ENDED
	MARCH 31,		SEPTEMBER 30,
CLASS C SHARES	2013	(z)	2012	(z) ^^
Net asset value, beginning	$29.72		$27.75
Income from investment operations:
Net investment income	.70		1.11
Net realized and unrealized gain (loss)	.97		1.81
Total from investment operations	1.67		2.92
Distributions from:
Net investment income	(.67)		(.95)
Total distributions	(.67)		(.95)
Total increase (decrease) in net asset value	1.00		1.97
Net asset value, ending	$30.72		$29.72

Total return*	5.68%		10.67%
Ratios to average net assets:A
Net investment income	4.65	% (a)	4.66	% (a)
Total expenses	2.73	% (a)	4.62	% (a)
Expenses before offsets	2.17	% (a)	2.65	% (a)
Net expenses	2.17	% (a)	2.65	% (a)
Portfolio turnover	157%		273%
Net assets, ending (in thousands)	$2,741		$1,732

See notes to financial highlights.

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FINANCIAL HIGHLIGHTS

	PERIODS ENDED
	MARCH 31,		SEPTEMBER 30,	SEPTEMBER 30,
CLASS I SHARES	2013	(z)	2012 (z)	2011 (z)
Net asset value, beginning	$29.03		$26.48	$27.08
Income from investment operations:
Net investment income	.88		1.86	1.97
Net realized and unrealized gain (loss)	.94		2.56	(.58)
Total from investment operations	1.82		4.42	1.39
Distributions from:
Net investment income	(.89)		(1.87)	(1.99)
Total distributions	(.89)		(1.87)	(1.99)
Total increase (decrease) in net asset value	.93		2.55	(.60)
Net asset value, ending	$29.96		$29.03	$26.48
Total return*	6.37%		17.19%	5.02%
Ratios to average net assets: A
Net investment income	5.96	% (a)	6.68%	7.00%
Total expenses	.96	% (a)	1.00%	.97%
Expenses before offsets	.85	% (a)	1.00%	.97%
Net expenses	.85	% (a)	1.00%	.97%
Portfolio turnover	157%		273%	286%
Net assets, ending (in thousands)	$34,429		$32,952	$29,735

			YEARS ENDED
	SEPTEMBER 30,		SEPTEMBER 30,	SEPTEMBER 30,
CLASS I SHARES	2010		2009 (z)	2008 (z)
Net asset value, beginning	$24.69		$23.94	$28.43
Income from investment operations:
Net investment income	1.99		1.63	1.85
Net realized and unrealized gain (loss)	2.33		.90	(4.44)
Total from investment operations	4.32		2.53	(2.59)
Distributions from:
Net investment income	(1.93)		(1.78)	(1.90)
Total distributions	(1.93)		(1.78)	(1.90)
Total increase (decrease) in net asset value	2.39		.75	(4.49)
Net asset value, ending	$27.08		$24.69	$23.94

Total return*	18.14%		12.07%	(9.63%)
Ratios to average net assets: A
Net investment income	7.68%		7.70%	6.90%
Total expenses	.97%		1.22%	1.24%
Expenses before offsets	.97%		1.22%	1.24%
Net expenses	.97%		1.22%	1.24%
Portfolio turnover	233%		156%	67%
Net assets, ending (in thousands)	$36,418		$34,663	$19,919

See notes to financial highlights.

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FINANCIAL HIGHLIGHTS

			PERIODS ENDED
	MARCH 31,		SEPTEMBER 30,	SEPTEMBER 30,
CLASS Y SHARES	2013	(z)	2012 (z)	2011	(z) ^
Net asset value, beginning	$30.49		$27.08	$28.74
Income from investment operations:
Net investment income	.92		1.72	.33
Net realized and unrealized gain (loss)	.97		2.79	(1.99)
Total from investment operations	1.89		4.51	(1.66)
Distributions from:
Net investment income	(.86)		(1.10)	—
Total distributions	(.86)		(1.10)	—
Total increase (decrease) in net asset value	1.03		3.41	(1.66)
Net asset value, ending	$31.52		$30.49	$27.08

Total return*	6.29%		16.88%	(5.78%)
Ratios to average net assets:A
Net investment income	5.91	% (a)	5.92%	7.13	% (a)
Total expenses	1.37	% (a)	5.19%	2,723.84	% (a)
Expenses before offsets	.92	% (a)	1.40%	1.40	% (a)
Net expenses	.92	% (a)	1.40%	1.40	% (a)
Portfolio turnover	157%		273%	286%
Net assets, ending (in thousands)	$4,050		$1,338	$1

A Total expenses do not reflect amounts reimbursed and/or waived by the Advisor or reductions from expense offset arrangements. Expenses before offsets reflect expenses after reimbursement and/or waiver by the Advisor but prior to reductions from expense offset arrangements. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(a) Annualized.

(z) Per share figures are calculated using the Average Share Method.

* Total return is not annualized for periods of less than one year and does not reflect deduction of any front-end or deferred sales charge.

^ From inception July 29, 2011.

^^ From inception October 31, 2011.

See notes to financial statements.

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EXPLANATION OF FINANCIAL TABLES

SCHEDULE OF INVESTMENTS

The Schedule of Investments is a snapshot of all securities held in the fund at their market value, on the last day of the reporting period. Securities are listed by asset type (e.g., common stock, corporate bonds, U.S. government obligations) and may be further broken down into sub-groups and by industry classification.

STATEMENT OF ASSETS AND LIABILITIES

The Statement of Assets and Liabilities is often referred to as the fund’s balance sheet. It lists the value of what the fund owns, is due and owes on the last day of the reporting period. The fund’s assets include the market value of securities owned, cash, receivables for securities sold and shareholder subscriptions, and receivables for dividends and interest payments that have been earned, but not yet received. The fund’s liabilities include payables for securities purchased and shareholder redemptions, and expenses owed but not yet paid. The statement also reports the fund’s net asset value (NAV) per share on the last day of the reporting period. The NAV is calculated by dividing the fund’s net assets (assets minus liabilities) by the number of shares outstanding. This statement is accompanied by a Schedule of Investments. Alternatively, if certain conditions are met, a Statement of Net Assets may be presented in lieu of this statement and the Schedule of Investments.

STATEMENT OF NET ASSETS

The Statement of Net Assets provides a detailed list of the fund’s holdings, including each security’s market value on the last day of the reporting period. The Statement of Net Assets includes a Schedule of Investments. Other assets are added and other liabilities subtracted from the investments total to calculate the fund’s net assets. Finally, net assets are divided by the outstanding shares of the fund to arrive at its share price, or Net Asset Value (NAV) per share.

At the end of the Statement of Net Assets is a table displaying the composition of the fund’s net assets. Paid in Capital is the money invested by shareholders and represents the bulk of net assets. Undistributed Net Investment Income and Accumulated Net Realized Gains usually approximate the amounts the fund had available to distribute to shareholders as of the statement date. Accumulated Realized Losses will appear as negative balances. Unrealized Appreciation (Depreciation) is the difference between the market value of the fund’s investments and their cost, and reflects the gains (losses) that would be realized if the fund were to sell all of its investments at their statement-date values.

STATEMENT OF OPERATIONS

The Statement of Operations summarizes the fund’s investment income earned and expenses incurred in operating the fund. Investment income includes dividends earned from stocks and interest earned from interest-bearing securities in the fund. Expenses incurred in operating the fund include the advisory fee paid to the investment advisor,

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administrative services fees, distribution plan expenses (if applicable), transfer agent fees, shareholder servicing expenses, custodial, legal, and audit fees, and the printing and postage expenses related to shareholder reports. Expense offsets (fees paid indirectly) are also shown. Credits earned from offset arrangements are used to reduce the fund’s expenses. This statement also shows net gains (losses) realized on the sale of investments and the increase or decrease in the unrealized appreciation (depreciation) on investments held during the period.

STATEMENT OF CHANGES IN NET ASSETS

The Statement of Changes in Net Assets shows how the fund’s total net assets changed during the two most recent reporting periods. Changes in the fund’s net assets are attributable to investment operations, distributions and capital share transactions.

The Operations section of the report summarizes information detailed in the Statement of Operations. The Distribution section shows the dividend and capital gain distributions made to shareholders. The amounts shown as distributions in this section may not match the net investment income and realized gains amounts shown in the Operations section because distributions are determined on a tax basis and certain investments or transactions may be treated differently for financial statement and tax purposes. The Capital Share Transactions section shows the amount shareholders invested in the fund, either by purchasing shares or by reinvesting distributions, and the amounts redeemed. The corresponding numbers of shares issued, reinvested and redeemed are shown at the end of the report.

FINANCIAL HIGHLIGHTS

The Financial Highlights table provides a per-share breakdown per class of the components that affect the fund’s net asset value for current and past reporting periods. The table provides total return, total distributions, expense ratios, portfolio turnover and net assets for the applicable period. Total return is a measure of a fund’s performance that encompasses all elements of return: dividends, capital gain distributions and changes in net asset value. Total return is the change in value of an investment over a given period, assuming reinvestment of any dividends and capital gain distributions, expressed as a percentage of the initial investment. Total distributions include distributions from net investment income and net realized gains. Long-term gains are earned on securities held in the fund more than one year. Short-term gains, on the sale of securities held less than one year, are treated as ordinary dividend income for tax purposes. The expense ratio is a fund’s cost of doing business, expressed as a percentage of net assets. These expenses directly reduce returns to shareholders. Portfolio turnover measures the trading activity in a fund’s investment portfolio – how often securities are bought and sold by a fund. Portfolio turnover is affected by market conditions, changes in the size of the fund, the nature of the fund’s investments and the investment style of the portfolio manager.

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PROXY VOTING

The Proxy Voting Guidelines of the Calvert Funds that the Fund uses to determine how to vote proxies relating to portfolio securities are provided as an Appendix to the Fund’s Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Fund at 1-800-368-2745, by visiting the Calvert website at www.calvert.com; or by visiting the SEC’s website at www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website at www.calvert.com and on the SEC’s website at www.sec.gov.

AVAILABILITY OF QUARTERLY PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

BASIS FOR BOARD’S APPROVAL OF INVESTMENT ADVISORY CONTRACT

At a meeting held on December 12, 2012, the Board of Trustees, and by a separate vote, the disinterested Trustees, approved the continuance of the Investment Advisory Agreement between The Calvert Fund and the Advisor with respect to the Fund.

In evaluating the Investment Advisory Agreement, the Board considered a variety of information relating to the Fund and the Advisor. The disinterested Trustees reviewed a report prepared by the Advisor regarding various services provided to the Fund by the Advisor and its affiliates. Such report included, among other data, information regarding the Advisor’s personnel and the Advisor’s revenue and cost of providing services to the Fund, and a separate report prepared by an independent third party, which provided a statistical analysis comparing the Fund’s investment performance, expenses, and fees to comparable mutual funds.

The disinterested Trustees were separately represented by independent legal counsel with respect to their consideration of the reapproval of the Investment Advisory Agreement. Prior to voting, the disinterested Trustees reviewed the proposed continuance of the Investment Advisory Agreement with management and also met in private sessions with their counsel at which no representatives of management were present.

In the course of its deliberations regarding the Investment Advisory Agreement, the Board considered the following factors, among others: the nature, extent and quality of the services provided by the Advisor, including the personnel providing such services;

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the Advisor’s financial condition; the level and method of computing the Fund’s advisory fee; comparative performance, fee and expense information for the Fund; the profitability of the Calvert Family of Funds to the Advisor and its affiliates; the direct and indirect benefits, if any, derived by the Advisor and its affiliates from their relationship with the Fund; the effect of the Fund’s growth and size on the Fund’s performance and expenses; the affiliated distributor’s process for monitoring sales load breakpoints; the Advisor’s compliance programs and policies; the Advisor’s performance of substantially similar duties for other funds; and any possible conflicts of interest.

In considering the nature, extent and quality of the services provided by the Advisor under the Investment Advisory Agreement, the Board reviewed information provided by the Advisor relating to its operations and personnel, including, among other information, biographical information on the Advisor’s investment, supervisory and professional staff and descriptions of its organizational and management structure. The Board also took into account similar information provided periodically throughout the previous year by the Advisor as well as the Board’s familiarity with management through Board of Trustees’ meetings, discussions and other reports. The Board considered the Advisor’s management style and its performance in employing its investment strategies as well as its current level of staffing and overall resources. The Board also noted that it reviewed on a quarterly basis information regarding the Advisor’s compliance with applicable policies and procedures, including those related to personal investing. The Advisor’s administrative capabilities, including its ability to supervise the other service providers for the Fund, were also considered. The Board observed that the scope of services provided by the Advisor generally had expanded over time as a result of regulatory, market and other changes. The Board concluded that it was satisfied with the nature, extent and quality of services provided to the Fund by the Advisor under the Investment Advisory Agreement.

In considering the Fund’s performance, the Board noted that it reviewed on a quarterly basis detailed information about the Fund’s performance results, portfolio composition and investment strategies. In addition, the Board took into account overall financial market conditions. The Board also reviewed various comparative data provided to it in connection with its consideration of the renewal of the Investment Advisory Agreement, including, among other information, a comparison of the Fund’s total return with its Lipper index and with that of other mutual funds deemed to be in its peer group by an independent third party in its report. This comparison indicated that the Fund performed above the median of its peer group for the one-, three- and five-year periods ended June 30, 2012. The data also indicated that the Fund outperformed its Lipper index for the one- and five-year periods ended June 30, 2012 and underperformed its Lipper index for the three-year period ended June 30, 2012. Based upon its review, the Board concluded that the Fund’s performance was satisfactory.

In considering the Fund’s fees and expenses, the Board compared the Fund’s fees and total expense ratio with various comparative data for the funds in its peer group. Among other findings, the data indicated that the Fund’s advisory fee (after taking into account waivers and/or reimbursements) and total expenses (net of waivers and/or reimbursements) were above the median of its peer group. The Board noted that the allocation of advisory and administrative fees may vary among the Fund’s peer group. The Board

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took into account the Advisor’s current undertaking to maintain expense limitations for some classes and that the Advisor had reimbursed a portion of the Fund’s expenses for all share classes. The Board also noted management’s discussion of the Fund’s expenses and certain factors that affected the level of such expenses. The Board noted that in 2011, the transfer agency fees paid by the Calvert Family of Funds had been renegotiated, resulting in an overall reduction in the transfer agency fees across the Calvert Family of Funds complex. Based upon its review, the Board concluded that the advisory fee was reasonable in view of the high quality of services received by the Fund from the Advisor and other factors considered.

The Board reviewed the Advisor’s profitability on a fund-by-fund basis. In reviewing the overall profitability of the advisory fee to the Fund’s Advisor, the Board also considered the fact that affiliates of the Advisor provided shareholder servicing, administrative and distribution services to the Fund for which they received compensation. The information considered by the Board included Calvert’s operating profit margin information both before and after tax expenses with respect to the services that the Advisor and its affiliates provided to the Calvert Family of Funds complex. The Board reviewed the profitability of the Advisor’s relationship with the Fund in terms of the total amount of annual advisory fees it received with respect to the Fund and whether the Advisor had the financial wherewithal to continue to provide a high level of services to the Fund. The Board noted that the Advisor had reimbursed a portion of the Fund’s expenses for all share classes. The Board also noted the Advisor’s current undertaking to maintain expense limitations for some classes. The Trustees also considered that the Advisor derived benefits to its reputation and other indirect benefits from its relationship with the Fund. Based upon its review, the Board concluded that the Advisor’s and its affiliates’ level of profitability from their relationship with the Fund was reasonable.

The Board considered the effect of the Fund’s current size and its potential growth on its performance and expenses. The Board concluded that adding breakpoints to the advisory fee at specified asset levels would not be appropriate at this time given the Fund’s current size. The Board noted that if the Fund’s assets increased over time, the Fund might realize other economies of scale if assets increased proportionally more than certain other expenses.

In reapproving the Investment Advisory Agreement, the Board, including the disinterested Trustees, did not identify any single factor as controlling, and each Trustee may have attributed different weight to various factors.

www.calvert.com CALVERT HIGH YIELD BOND FUND SEMI-ANNUAL REPORT (UNAUDITED) 35

CONCLUSIONS

The Board reached the following conclusions regarding the Investment Advisory Agreement, among others: (a) the Advisor has demonstrated that it possesses the capability and resources to perform the duties required of it under the Investment Advisory Agreement; (b) the Advisor maintains appropriate compliance programs; (c) the performance of the Fund is satisfactory relative to the performance of funds with similar investment objectives and to relevant indices; (d) the Advisor is likely to execute its investment strategies consistently over time; and (e) the Fund’s advisory fee is reasonable relative to those of similar funds and to the services to be provided by the Advisor. Based on its conclusions, the Board determined that reapproval of the Investment Advisory Agreement would be in the best interests of the Fund and its shareholders.

www.calvert.com CALVERT HIGH YIELD BOND FUND SEMI-ANNUAL REPORT (UNAUDITED) 36

To Open an Account
800-368-2748

Yields and Prices
Calvert Information Network
(24 hours, 7 days a week)
800-368-2745

Service for Existing Account
Shareholders: 800-368-2745
Brokers: 800-368-2746

TDD for Hearing Impaired
800-541-1524

Branch Office
4550 Montgomery Avenue
Suite 1000 North
Bethesda, Maryland 20814

Registered, Certified
or Overnight Mail
Calvert Investments
c/o BFDS,
330 West 9th Street
Kansas City, MO 64105

Web Site
www.calvert.com

Principal Underwriter
Calvert Investment Distributors, Inc.
4550 Montgomery Avenue
Suite 1000 North
Bethesda, Maryland 20814

This report is intended to provide fund information to shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.

Note: The information on our website is not incorporated by reference into this report; our website address is included as an inactive textual reference only.

Investors should carefully consider the investment objectives, risks, charges and expenses of the Calvert Funds. This and other important information is contained in the fund’s summary prospectus and prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call Calvert at 800/368-2745 or visit www. calvert.com.

Item 2.  Code of Ethics.

Not applicable.

Item 3.  Audit Committee Financial Expert.

Not applicable.

Item 4.  Principal Accountant Fees and Services.

Not applicable.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  Schedule of Investments.

(a)        This Schedule is included as part of the report to shareholders filed under Item 1 of this Form.

(b)        Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

No material changes have been made to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees since registrant last provided disclosure in response to this Item.

Item 11.  Controls and Procedures.

(a)        The principal executive and financial officers concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Exchange Act, as of a date within 90 days of the filing date of this report.

(b)        There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)   Not applicable.

(a)(2)  A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2).

Attached hereto.

(a)(3)   Not applicable.

(b)        A certification for the registrant's Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached hereto.  The certification furnished pursuant to this paragraph is not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section.  Such certification is not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the registrant specifically incorporates it by reference.

            Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE CALVERT FUND

By:       /s/  Barbara J. Krumsiek

            Barbara J. Krumsiek

            President -- Principal Executive Officer

Date:  May 30, 2013

            Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

            /s/  Barbara J. Krumsiek

            Barbara J. Krumsiek

            President -- Principal Executive Officer

Date:  May 30, 2013

            /s/  Ronald M. Wolfsheimer

            Ronald M. Wolfsheimer

            Treasurer -- Principal Financial Officer

Date:  May 30, 2013